UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07455

                           Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                           Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Allocator Premium AlphaSector® Fund

Virtus AlphaSector® Rotation Fund

Virtus Alternatives Diversifier Fund

Virtus Disciplined Equity Style Fund

Virtus Disciplined Select Bond Fund

Virtus Disciplined Select Country Fund

Virtus Dynamic AlphaSector® Fund

Virtus Global Premium AlphaSector® Fund

Virtus Herzfeld Fund*

Virtus Premium AlphaSector® Fund

March 31, 2014 TRUST NAME: VIRTUS OPPORTUNITIES TRUST * Prospectus Supplement applicable to this fund appears at the back of this Semi-Annual Report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees (“Trustees” or the “Board”) of the Trust. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The past six months were generally strong for equities, despite some volatility in the first part of 2014. For much of January and February, uncertainty around the emerging markets economies, the Russia-Ukraine crisis, a winter-related slowing of U.S. growth, and the Federal Reserve’s asset purchase tapering prompted investors to seek “safety” in other investments, such as bonds. As March drew to a close, worries eased and stocks regained their footing.

For the six-month period ended March 31, 2014, the U.S. stock market produced strong, double-digit returns. The S&P 500® Index gained 12.51%, the Dow Jones Industrial Average rose 10.05%, and the NASDAQ Composite Index was up 12.02%. International equities had mixed performance, as developed markets led by Europe, generally posted strong returns, while emerging markets underperformed after several years of strong asset inflows.

Following the Fed’s pre-taper announcement last May, the bond market struggled for much of 2013 but rallied at year-end into early 2014. The 10-year Treasury yield rose above 3.00% at the end of 2013 for the first time since July 2011, but declined to 2.73% on March 31. The broad fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, rose 1.70% for the six-month period.

Looking ahead, the prospect of higher interest rates will likely be a key market focus, particularly after the Fed ends its bond purchases, expected later this year. However, higher rates signify an improving economy, and should give investors good reason for optimism. The U.S. is showing signs of a return to growth in hiring, consumer spending, and housing. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings. Globally, China’s recovery remains tenuous, while Europe’s economy is gaining strength.

Market uncertainty is an ever present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

Thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2014

Whenever you have questions about your account or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2013 to March 31, 2014

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares, and (2) ongoing costs, including investment advisory fees, distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio	Expenses Paid During the Period*
Allocator Premium AlphaSector® Fund
Actual
Class A	$1,000.00	$1,056.30	1.61%	$8.25
Class C	1,000.00	1,052.40	2.34	11.97
Class I	1,000.00	1,057.30	1.36	6.98
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.80	1.61	8.13
Class C	1,000.00	1,013.12	2.34	11.81
Class I	1,000.00	1,018.07	1.36	6.87
AlphaSector® Rotation Fund
Actual
Class A	$1,000.00	$1,122.90	0.98%	$5.19
Class C	1,000.00	1,118.10	1.72	9.08
Class I	1,000.00	1,124.20	0.73	3.87
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.98	0.98	4.95
Class C	1,000.00	1,016.20	1.72	8.68
Class I	1,000.00	1,021.25	0.73	3.69
Alternatives Diversifier Fund
Actual
Class A	$1,000.00	$1,046.80	0.63%	$3.21
Class C	1,000.00	1,043.40	1.38	7.03
Class I	1,000.00	1,048.90	0.38	1.94
Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.75	0.63	3.18
Class C	1,000.00	1,017.96	1.38	6.97
Class I	1,000.00	1,023.01	0.38	1.92
Disciplined Equity Style Fund
Actual
Class A	$1,000.00	$1,090.50	1.60%	$8.34
Class C	1,000.00	1,086.00	2.35	12.22
Class I	1,000.00	1,092.00	1.35	7.04
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.85	1.60	8.08
Class C	1,000.00	1,013.07	2.35	11.86
Class I	1,000.00	1,018.12	1.35	6.82
Disciplined Select Bond Fund
Actual
Class A	$1,000.00	$1,017.80	1.40%	$7.04
Class C	1,000.00	1,013.90	2.15	10.80
Class I	1,000.00	1,019.10	1.15	5.79
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.86	1.40	7.07
Class C	1,000.00	1,014.08	2.15	10.85
Class I	1,000.00	1,019.13	1.15	5.81
Disciplined Select Country Fund
Actual
Class A	$1,000.00	$1,048.60	1.70%	$8.68
Class C	1,000.00	1,044.30	2.45	12.49
Class I	1,000.00	1,049.60	1.45	7.41
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.35	1.70	8.58
Class C	1,000.00	1,012.56	2.45	12.37
Class I	1,000.00	1,017.61	1.45	7.32

2

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2013 to March 31, 2014

Expense Table
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio	Expenses Paid During the Period*
Dynamic AlphaSector® Fund**
Actual
Class A	$1,000.00	$1,112.50	2.86%	$15.06
Class B	1,000.00	1,107.90	3.60	18.92
Class C	1,000.00	1,108.50	3.63	19.08
Class I	1,000.00	1,113.20	2.62	13.80
Hypothetical (5% return before expenses)
Class A	1,000.00	1,010.49	2.86	14.44
Class B	1,000.00	1,006.76	3.60	18.17
Class C	1,000.00	1,006.61	3.63	18.33
Class I	1,000.00	1,011.70	2.62	13.23
Global Premium AlphaSector® Fund
Actual
Class A	$1,000.00	$1,067.70	1.67%	$8.61
Class C	1,000.00	1,063.70	2.37	12.19
Class I	1,000.00	1,069.30	1.49	7.69
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.50	1.67	8.43
Class C	1,000.00	1,012.97	2.37	11.96
Class I	1,000.00	1,017.41	1.49	7.52
Herzfeld Fund
Actual
Class A	$1,000.00	$1,080.60	1.60%	$8.30
Class C	1,000.00	1,076.20	2.35	12.16
Class I	1,000.00	1,081.80	1.35	7.01
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.85	1.60	8.08
Class C	1,000.00	1,013.07	2.35	11.86
Class I	1,000.00	1,018.12	1.35	6.82
Premium AlphaSector® Fund
Actual
Class A	$1,000.00	$1,112.90	1.60%	$8.43
Class C	1,000.00	1,109.40	2.35	12.36
Class I	1,000.00	1,114.50	1.35	7.12
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.85	1.60	8.08
Class C	1,000.00	1,013.07	2.35	11.86
Class I	1,000.00	1,018.12	1.35	6.82

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees, reimbursed expenses, dividends and interest on short sales, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

**	Dynamic AlphaSector Fund’s annualized expense ratios include dividends and interest on short sales.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, it returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A priceweighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market segment or index.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

Fund of funds

A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

iShares®

Represents shares of an open-end exchange-traded fund.

Long position (“long”)

Ownership of a security, giving the investor the right to transfer ownership to someone else, the right to receive income paid by the security, and the right to any profits or losses as the security’s value changes.

Morgan Stanley Capital International (MSCI)

A company that constructs a variety of indices covering many different asset classes, countries and regions.

NASDAQ Composite Index

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

SPDR®

Represents shares of an open-end exchange-traded fund.

Short position (“short”)

Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. It the price rises, the investor must buy at the higher price and sustains a loss.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect any fees, expenses, or sales charges associated with active management of an actual portfolio.

4

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

MARCH 31, 2014 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

Allocator Premium AlphaSector® Fund
Financials	11%
Energy	6
Health Care	6
Industrials	6
Information Technology	6
Materials	6
Other (includes short-term investments)	59

Total	100%

AlphaSector® Rotation Fund
Energy	17%
Industrials	17
Materials	17
Health Care	16
Financials	15
Information Technology	14
Telecommunication Services	2
Other (includes short-term investments and securities lending collateral)	2

Total	100%

Alternatives Diversifier Fund
Affiliated Equity Mutual Funds	64%
Exchange-Traded Funds	24
Affiliated Fixed Income Mutual Funds	11
Other (includes short-term investments)	1

Total	100%

Disciplined Equity Style Fund
Exchange-Traded Funds	96%
Other (includes short-term investments)	4

Total	100%

Disciplined Select Bond Fund
Exchange-Traded Funds	99%
Other (includes short-term investments)	1

Total	100%

Disciplined Select Country Fund
Exchange-Traded Funds	99%
Other (includes short-term investments)	1

Total	100%

Dynamic AlphaSector® Fund—Long
Financials	17%
Energy	17
Materials	17
Industrials	17
Technology	16
Health Care	16

Total	100%

Global Premium AlphaSector® Fund
Energy	10%
Financials	10
Health Care	10
Industrials	10
Information Technology	10
Materials	10
Other (includes short-term investments)	40

Total	100%

Dynamic AlphaSector® Fund—Short
Consumer Staples	34%
Utilities	34
Consumer Discretionary	32

Total	100%

Herzfeld Fund
Equity Funds	32%
Fixed Income Funds	23
International Equity Funds	20
Convertible Funds	9
International Fixed Income Funds	7
Municipal Bond Funds	4
Other (includes short-term investments)	4
Hybrid Funds	1

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

5

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Continued)

MARCH 31, 2014 (Unaudited)

Premium AlphaSector® Fund
Energy	17%
Health Care	17
Industrials	17
Financials	16
Materials	16
Information Technology	15
Telecommunication Services	2

Total	100%

6

VIRTUS ALLOCATOR PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—91.1%
Energy Select Sector SPDR Fund	498,290	$44,378
Financial Select Sector SPDR Fund	1,923,980	42,982
Health Care Select Sector SPDR Fund	736,380	43,071
Industrial Select Sector SPDR Fund	834,010	43,644
iShares Barclays 7-10 Year Treasury Bond Fund	522,210	53,124
iShares Dow Jones U.S. Real Estate Index Fund	518,340	35,076
iShares iBoxx $ High Yield Corporate Bond Fund	565,960	53,421
iShares iBoxx $ Investment Grade Corporate Bond Fund	456,620	53,411
iShares MSCI Canada Index Fund	645,497	19,074
iShares MSCI Emerging Markets Index Fund	1,476,760	60,532
iShares MSCI Japan Index Fund	1,607,230	18,210
iShares MSCI Pacific Ex-Japan Index Fund	205,130	9,865
Materials Select Sector SPDR Fund	925,500	43,758
SPDR S&P 500® ETF Trust Series 1	189,240	35,395
Technology Select Sector SPDR Fund	1,183,240	43,011
Vanguard FTSE Europe ETF	991,960	58,476
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $598,097)		657,428
TOTAL LONG TERM INVESTMENTS—91.1%
(Identified Cost $598,097)		657,428

	SHARES	VALUE
SHORT-TERM INVESTMENTS—9.5%

Money Market Mutual Funds—9.5%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	68,593,209	$68,593
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $68,593)		68,593
TOTAL INVESTMENTS—100.6%
(Identified Cost $666,690)		726,021	(1)
Other assets and liabilities, net—(0.6)%		(3,994)

NET ASSETS—100.0%		$722,027

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$657,428	$657,428
Short-Term Investments	68,593	68,593

Total Investments	$726,021	$726,021

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

7

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—82.9%

Consumer Discretionary—0.1%
Host Hotels & Resorts, Inc.	37,540	$760

Diversified REIT—0.1%
Prologis, Inc.	25,940	1,059

Energy—16.9%
Anadarko Petroleum Corp.	45,980	3,897
Apache Corp.	35,740	2,965
Baker Hughes, Inc.	45,600	2,965
Cabot Oil & Gas Corp.	71,780	2,432
Cameron International Corp.(2)	27,000	1,668
Chesapeake Energy Corp.	52,240	1,338
Chevron Corp.	152,840	18,174
ConocoPhillips	71,030	4,997
CONSOL Energy, Inc.	28,360	1,133
Denbury Resources, Inc.	57,310	940
Devon Energy Corp.	34,650	2,319
Diamond Offshore Drilling, Inc.(3)	8,800	429
Ensco plc Class A	18,010	951
EOG Resources, Inc.	26,110	5,122
EQT Corp.	11,830	1,147
Exxon Mobil Corp.	228,890	22,358
FMC Technologies, Inc.(2)	33,020	1,727
Halliburton Co.	79,870	4,704
Helmerich & Payne, Inc.	8,260	888
Hess Corp.	26,630	2,207
Kinder Morgan, Inc.	52,270	1,698
Marathon Oil Corp.	64,140	2,278
Marathon Petroleum Corp.	23,210	2,020
Murphy Oil Corp.	18,400	1,157
Nabors Industries Ltd.(2)	37,130	915
National Oilwell Varco, Inc.	42,630	3,320
Newfield Exploration Co.(2)	10,500	329
Noble Corp plc	19,540	640
Noble Energy, Inc.	38,440	2,731
Occidental Petroleum Corp.	54,630	5,206
ONEOK, Inc.	16,290	965
Peabody Energy Corp.	30,550	499
Phillips 66	46,550	3,587
Pioneer Natural Resources Co.	25,390	4,751
QEP Resources, Inc.	13,830	407
Range Resources Corp.	20,140	1,671
Rowan Cos. plc Class A(2)	25,920	873
Schlumberger Ltd.	106,940	10,427
Southwestern Energy Co.(2)	35,370	1,627
Spectra Energy Corp.	70,510	2,605
Tesoro Corp.	32,440	1,641
Transocean Ltd.(3)	26,140	1,081
Valero Energy Corp.	58,500	3,106
Williams Cos., Inc. (The)	75,710	3,072

		138,967

Financials—16.3%
ACE Ltd.(2)	17,110	1,695
Aflac, Inc.	23,920	1,508
Allstate Corp. (The)	22,720	1,285
American Express Co.	46,440	4,181
American International Group, Inc.	73,760	3,689
American Tower Corp.	20,260	1,659

	SHARES	VALUE
Financials—continued
Ameriprise Financial, Inc.	9,530	$1,049
AON plc	15,470	1,304
Apartment Investment & Management Co. Class A	7,030	212
Assurant, Inc.	3,490	227
AvalonBay Communities, Inc.	6,160	809
Bank of America Corp.	502,350	8,640
Bank of New York Mellon Corp. (The)	53,190	1,877
BB&T Corp.	35,000	1,406
Berkshire Hathaway, Inc. Class B(2)	84,830	10,601
BlackRock, Inc.	6,610	2,079
Boston Properties, Inc.	7,690	881
Capital One Financial Corp.	28,850	2,226
CBRE Group, Inc.(2)	13,800	379
Charles Schwab Corp. (The)	55,190	1,508
Chubb Corp. (The)	13,150	1,174
Cincinnati Financial Corp.	7,210	351
Citigroup, Inc.	150,510	7,164
CME Group, Inc.	15,420	1,141
Comerica, Inc.	8,950	464
Crown Castle International Corp.	17,400	1,284
Discover Financial Services	23,410	1,362
E*Trade Financial Corp.(2)	14,320	330
Equity Residential	17,500	1,015
Fifth Third Bancorp	44,110	1,012
Franklin Resources, Inc.	21,020	1,139
General Growth Properties, Inc.	28,160	620
Genworth Financial, Inc. Class A(2)	24,200	429
Goldman Sachs Group, Inc. (The)	21,080	3,454
Hartford Financial Services Group, Inc. (The)	21,970	775
HCP, Inc.	24,710	959
Health Care REIT, Inc.	15,060	898
Hudson City Bancorp, Inc.	23,830	234
Huntington Bancshares, Inc.	42,400	423
IntercontinentalExchange Group, Inc.(2)	6,050	1,197
Invesco Ltd.	21,640	801
JPMorgan Chase & Co.	181,460	11,016
KeyCorp	44,700	636
Kimco Realty Corp.	21,360	467
Legg Mason, Inc.	5,330	261
Leucadia National Corp.	16,980	475
Lincoln National Corp.	12,730	645
Loews Corp.	15,530	684
M&T Bank Corp.	6,390	775
Macerich Co. (The)	7,250	452
Marsh & McLennan Cos., Inc.	27,020	1,332
McGraw-Hill Cos., Inc. (The)	14,270	1,089
MetLife, Inc.	54,040	2,853
Moody’s Corp.	9,340	741
Morgan Stanley	65,660	2,047
NASDAQ OMX Group, Inc. (The)	5,730	212
Northern Trust Corp.	11,070	726
People’s United Financial, Inc.	15,640	233
Plum Creek Timber Co., Inc.	9,390	395

	SHARES	VALUE
Financials—continued
PNC Financial Services Group, Inc.	25,570	$2,225
Principal Financial Group, Inc.	13,460	619
Progressive Corp. (The)	28,680	695
Prudential Financial, Inc.	22,690	1,921
Public Storage	7,350	1,238
Regions Financial Corp.	68,430	760
Simon Property Group, Inc.	15,890	2,606
SLM Corp.	21,630	529
State Street Corp.	22,270	1,549
SunTrust Banks, Inc.	26,560	1,057
T. Rowe Price Group, Inc.	13,010	1,071
Torchmark Corp.	4,420	348
Travelers Cos., Inc. (The)	18,770	1,597
U.S. Bancorp	90,790	3,891
Unum Group	12,960	458
Ventas, Inc.	15,900	963
Vornado Realty Trust	8,470	835
Wells Fargo & Co.	230,440	11,462
Weyerhaeuser Co.	30,060	882
XL Group plc	13,770	430
Zions Bancorp	8,950	277

		133,893

Industrials—17.0%
3M Co.	47,870	6,494
ADT Corp. (The)	13,960	418
Allegion plc(2)	6,696	349
Ametek, Inc.	18,170	936
Avery Dennison Corp.	22,290	1,129
Boeing Co. (The)	52,970	6,647
Caterpillar, Inc.	50,440	5,012
Cintas Corp.	9,010	537
CSX Corp.	90,070	2,609
Cummins, Inc.	23,710	3,533
Danaher Corp.	50,030	3,752
Deere & Co.	30,560	2,775
Delta Air Lines, Inc.	62,980	2,182
Dover Corp.	15,260	1,248
Dun & Bradstreet Corp.	2,780	276
Eaton Corp. plc	43,090	3,237
Emerson Electric Co.	55,200	3,687
Equifax, Inc.	12,310	838
Expeditors International of Washington, Inc.	15,030	596
Fastenal Co.	20,250	999
FedEx Corp.	22,030	2,920
Flowserve Corp.	10,200	799
Fluor Corp.	17,290	1,344
General Dynamics Corp.	26,240	2,858
General Electric Co.	549,510	14,227
Grainger (W.W.), Inc.	5,950	1,503
Honeywell International, Inc.	61,350	5,691
Illinois Tool Works, Inc.	31,050	2,525
Ingersoll-Rand plc	19,050	1,090
Iron Mountain, Inc.	12,610	348
Jacobs Engineering Group, Inc.(2)	9,780	621
Joy Global, Inc.	7,560	439
Kansas City Southern	8,180	835
L-3 Communications Holdings, Inc.	6,350	750
Lockheed Martin Corp.	21,210	3,462

See Notes to Financial Statements

8

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—continued
Masco Corp.	29,410	$653
Nielsen Holdings NV(2)	21,070	940
Norfolk Southern Corp.	26,960	2,620
Northrop Grumman Corp.	17,360	2,142
PACCAR, Inc.	30,560	2,061
Pall Corp.	11,930	1,067
Parker Hannifin Corp.	13,950	1,670
PentAir, Inc.	14,630	1,161
Pitney Bowes, Inc.	17,220	448
Precision Castparts Corp.	10,770	2,722
Quanta Services, Inc.(2)	16,150	596
Raytheon Co.	25,520	2,521
Republic Services, Inc.	20,060	685
Robert Half International, Inc.	14,420	605
Robinson (C.H.) Worldwide, Inc.	10,980	575
Rockwell Automation, Inc.	13,320	1,659
Rockwell Collins, Inc.	12,950	1,032
Roper Industries, Inc.	7,380	985
Ryder System, Inc.	7,190	575
Snap-On, Inc.	4,310	489
Southwest Airlines Co.	57,080	1,348
Stanley Black & Decker, Inc.	11,540	938
Stericycle, Inc.(2)	6,320	718
Textron, Inc.	26,160	1,028
Tyco International Ltd.	34,130	1,447
Union Pacific Corp.	36,730	6,893
United Parcel Service, Inc. Class B	53,650	5,224
United Technologies Corp.	64,870	7,579
Waste Management, Inc.	34,980	1,472
Xylem, Inc.	13,690	499

		139,018

Information Technology—14.2%
Accenture plc Class A(2)	23,620	1,883
Adobe Systems, Inc.(2)	17,620	1,158
Akamai Technologies, Inc.(2)	7,440	433
Alliance Data Systems Corp.(2)	1,820	496
Altera Corp.	12,650	458
Amphenol Corp. Class A	6,340	581
Analog Devices, Inc.	12,270	652
Apple, Inc.	33,430	17,943
Applied Materials, Inc.	46,560	951
Autodesk, Inc.(2)	8,950	440
Automatic Data Processing, Inc.	18,190	1,405
Broadcom Corp. Class A	20,560	647
CA, Inc.	12,570	389
Cisco Systems, Inc.	198,650	4,452
Citrix Systems, Inc.(2)	7,390	424
Cognizant Technology Solutions Corp. Class A(2)	23,320	1,180
Computer Sciences Corp.	5,770	351
Corning, Inc.	55,170	1,149
eBay, Inc.(2)	44,040	2,433
Electronic Arts, Inc.(2)	12,460	362
EMC Corp.	77,480	2,124
F5 Networks, Inc.(2)	2,820	301
Facebook, Inc. Class A(2)	61,110	3,681
Fidelity National Information Services, Inc.	11,680	624
First Solar, Inc.(2)	2,710	189

	SHARES	VALUE
Information Technology—continued
Fiserv, Inc.(2)	10,040	$569
FLIR Systems, Inc.	5,690	205
Google, Inc. Class A(2)	10,420	11,613
Harris Corp.	4,400	322
Hewlett-Packard Co.	59,270	1,918
Intel Corp.	157,500	4,065
International Business Machines Corp.	37,920	7,299
Intuit, Inc.	11,140	866
Jabil Circuit, Inc.	8,240	148
Juniper Networks, Inc.(2)	19,480	502
KLA-Tencor Corp.	6,640	459
Lam Research Corp.(2)	6,050	333
Linear Technology Corp.	9,420	459
LSI Corp.	22,520	249
MasterCard, Inc. Class A	39,360	2,940
Microchip Technology, Inc.	7,980	381
Micron Technology, Inc.(2)	42,020	994
Microsoft Corp.	282,260	11,570
Motorola Solutions, Inc.	8,670	557
NetApp, Inc.	13,320	492
NVIDIA Corp.	22,250	399
Oracle Corp.	131,120	5,364
Paychex, Inc.	12,610	537
QUALCOMM, Inc.	63,150	4,980
Red Hat, Inc.(2)	7,580	402
Salesforce.com, Inc.(2)	22,130	1,263
SanDisk Corp.	9,090	738
Seagate Technology plc(2)	12,030	676
Symantec Corp.	26,830	536
TE Connectivity Ltd.	15,220	916
Teradata Corp.(2)	6,500	320
Texas Instruments, Inc.	41,290	1,947
Total System Services, Inc.	6,890	210
VeriSign, Inc.(2)	5,200	280
Visa, Inc. Class A	18,920	4,084
Western Digital Corp.	8,180	751
Western Union Co. (The)	21,060	345
Xerox Corp.	46,230	522
Xilinx, Inc.	10,690	580
Yahoo!, Inc.(2)	36,200	1,300

		116,797

Materials—16.4%
Air Products & Chemicals, Inc.	48,880	5,819
Airgas, Inc.	15,390	1,639
Alcoa, Inc.	250,580	3,225
Allegheny Technologies, Inc.	25,490	960
Ball Corp.	32,640	1,789
Bemis Co., Inc.	24,040	943
CF Industries Holdings, Inc.	12,840	3,347
Cliffs Natural Resources, Inc.(3)	36,190	740
Dow Chemical Co. (The)	280,000	13,605
Du Pont (E.I.) de Nemours & Co.	213,500	14,326
Eastman Chemical Co.	35,280	3,041
Ecolab, Inc.	59,070	6,379
FMC Corp.	31,260	2,393
Freeport-McMoRan Copper & Gold, Inc.	239,150	7,909
International Flavors & Fragrances, Inc.	19,060	1,823
International Paper Co.	101,680	4,665

	SHARES	VALUE
Materials—continued
LyondellBasell Industries N.V. Class A	99,570	$8,856
MeadWestvaco Corp.	41,780	1,573
Monsanto Co.	120,880	13,753
Mosaic Co. (The)	78,350	3,917
Newmont Mining Corp.	116,790	2,738
Nucor Corp.	74,460	3,763
Owens-Illinois, Inc.(2)	38,840	1,314
PPG Industries, Inc.	31,980	6,187
Praxair, Inc.	67,700	8,867
Sealed Air Corp.	46,220	1,519
Sherwin-Williams Co. (The)	19,700	3,883
Sigma-Aldrich Corp.	27,870	2,603
United States Steel Corp.(3)	34,340	948
Vulcan Materials Co.	30,560	2,031

		134,555

Telecommunication Services—1.9%
AT&T, Inc.	195,730	6,864
CenturyLink, Inc.	22,710	746
Frontier Communications Corp.(3)	46,340	264
Verizon Communications, Inc.	154,530	7,351
Windstream, Inc.(3)	24,710	204

		15,429
TOTAL COMMON STOCKS (Identified Cost $567,092)		680,478

EXCHANGE-TRADED FUNDS—16.4%
Health Care Select Sector SPDR Fund	2,295,870	134,285
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $97,694)		134,285
TOTAL LONG TERM INVESTMENTS—99.3%
(Identified Cost $664,786)		814,763

SHORT-TERM INVESTMENTS—0.4%

Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	3,012,521	3,013
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,013)		3,013

See Notes to Financial Statements

9

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—0.3%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (Seven-day effective yield 0.070%)(4)	2,340,003	$2,340
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $2,340)		2,340
TOTAL INVESTMENTS—100.0%
(Identified Cost $670,139)		820,116	(1)
Other assets and liabilities, net—0.0%		192

NET ASSETS—100.0%		$820,308

Abbreviations:

REIT	Real Estate Investment Trust
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$680,478	$680,478
Exchange-Traded Funds	134,285	134,285
Securities Lending Collateral	2,340	2,340
Short-Term Investments	3,013	3,013

Total Investments	$820,116	$820,116

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

10

VIRTUS ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

AFFILIATED MUTUAL FUNDS—75.2%

Equity Funds—63.7%
Virtus Global Commodities Stock Fund Class I	2,302,969	$20,796
Virtus Global Dividend Fund Class I	2,391,421	36,254
Virtus Global Real Estate Securities Fund Class I	516,369	12,630
Virtus International Real Estate Securities Fund Class I	2,319,225	15,678
Virtus Real Estate Securities Class I	461,347	16,535

		101,893

Fixed Income Funds—11.5%
Virtus Senior Floating Rate Fund Class I	1,870,490	18,461
TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $99,439)		120,354

EXCHANGE-TRADED FUNDS—24.1%
Market Vectors Agribusiness	70,300	3,822
PowerShares DB Commodity Index Tracking Fund(2)	615,000	16,070
PowerShares DB G10 Currency Harvest Fund(2)	640,300	16,750
WisdomTree Managed Futures Strategy Fund	48,100	1,975
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $34,861)		38,617
TOTAL LONG TERM INVESTMENTS—99.3%
(Identified Cost $134,300)		158,971

SHARES		VALUE
SHORT-TERM INVESTMENTS—0.3%

Money Market Mutual Funds—0.3%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	402,789	$403
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $403)		403
TOTAL INVESTMENTS—99.6% (Identified Cost $134,703)		159,374	(1)
Other assets and liabilities, net—0.4%		560

NET ASSETS—100.0%		$159,934

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of

March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$120,354	$120,354
Exchange-Traded Funds	38,617	38,617
Short-Term Investments	403	403

Total Investments	$159,374	$159,374

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

11

VIRTUS DISCIPLINED EQUITY STYLE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—96.4%
iShares Russell 1000® Growth Index Fund	6,940	$600
iShares Russell 2000® Growth Index Fund	4,680	637
iShares Russell Midcap® Growth Index Fund	7,070	607
TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $1,518)		1,844
TOTAL LONG TERM INVESTMENTS—96.4%
(Identified Cost $1,518)		1,844

	SHARES	VALUE

SHORT-TERM INVESTMENTS—3.8%

Money Market Mutual Funds—3.8%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	72,577	$73
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $73)		73
TOTAL INVESTMENTS—100.2%
(Identified Cost $1,591)		1,917	(1)
Other assets and liabilities, net—(0.2)%		(5)

NET ASSETS—100.0%		$1,912

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,844	$1,844
Short-Term Investments	73	73

Total Investments	$1,917	$1,917

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

12

VIRTUS DISCIPLINED SELECT BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—96.7%
iShares Barclays 7-10 Year Treasury Bond Fund	330	$33
iShares Barclays Treasury Inflation Protected Securities Bond Fund	900	101
iShares iBoxx $ High Yield Corporate Bond Fund	2,140	202
iShares iBoxx $ Investment Grade Corporate Bond Fund	5,190	607
iShares Lehman 1-3 Year Treasury Bond Fund	400	34
iShares Lehman 20+ Year Treasury Bond Fund	310	34
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,008)		1,011
TOTAL LONG TERM INVESTMENTS—96.7%
(Identified cost $1,008)		1,011

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.3%

Money Market Mutual Funds—1.3%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	14,063	$14
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $14)		14
TOTAL INVESTMENTS—98.0%
(Identified Cost $1,022)		1,025	(1)
Other assets and liabilities, net—2.0%		21

NET ASSETS—100.0%		$1,046

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,011	$1,011
Short-Term Investments	14	14

Total Investments	$1,025	$1,025

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

13

VIRTUS DISCIPLINED SELECT COUNTRY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—97.3%
iShares MSCI Australia Index Fund	4,020	$104
iShares MSCI France Index Fund	7,090	207
iShares MSCI Germany Index Fund	4,100	128
iShares MSCI Hong Kong Index Fund	2,000	40
iShares MSCI Italy Index Fund Capped	1,740	31
iShares MSCI Japan Index Fund	6,870	78
iShares MSCI Netherlands Investable Market Index Fund	1,590	41
iShares MSCI Spain Index Fund Capped	1,110	45
iShares MSCI Sweden Index Fund	1,200	44
iShares MSCI Switzerland Index Fund Capped	5,750	197
iShares MSCI United Kingdom Index Fund	18,150	375
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,136)		1,290
TOTAL LONG TERM INVESTMENTS—97.3%
(Identified Cost $1,136)		1,290

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Funds—0.7%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	8,751	$9
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9)		9
TOTAL INVESTMENTS—98.0%
(Identified Cost $1,145)		1,299	(1)
Other assets and liabilities, net—2.0%		26

NET ASSETS—100.0%		$1,325

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of

March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,290	$1,290
Short-Term Investments	9	9

Total Investments	$1,299	$1,299

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

14

VIRTUS DYNAMIC ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—124.8%
Energy Select Sector SPDR Fund	6,246,900	$556,349
Financial Select Sector SPDR Fund	25,069,800	560,059
Health Care Select Sector SPDR Fund	9,300,000	543,957
Industrial Select Sector SPDR Fund	10,533,200	551,202
Materials Select Sector SPDR Fund	11,688,100	552,614
Technology Select Sector SPDR Fund	15,008,500	545,559
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $2,944,114)		3,309,740
TOTAL LONG TERM INVESTMENTS—124.8%
(Identified Cost $2,944,114)		3,309,740	(2)

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	16,386,150	16,386
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,386)		16,386
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—125.4%
(Identified Cost $2,960,500)		3,326,126	(1)

	SHARES	VALUE
SECURITIES SOLD SHORT—(16.5)%

EXCHANGE-TRADED FUNDS SOLD SHORT—(16.5)%
Consumer Discretionary Select Sector SPDR Fund	2,209,100	$(142,973)
Consumer Staples Select Sector SPDR Fund	3,434,000	(147,868)
Utilities Select Sector SPDR Fund	3,563,800	(147,755)
TOTAL SECURITIES SOLD SHORT—(16.5)% (Proceeds ($415,275))		(438,596)
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—108.9%
(Identified Cost $2,545,225)		2,887,530 (1)
Other assets and liabilities, net—(8.9)%		(236,599)

NET ASSETS—100.0%		$2,650,931

Abbreviations:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All or a portion have been segregated as collateral for margin borrowing and securities sold short.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$3,309,740	$3,309,740
Short-Term Investments	16,386	16,386

Total Investments before Securities Sold Short	$3,326,126	$3,326,126

Liabilities:
Exchange Traded Funds Sold Short	(438,596)	(438,596)

Total Investments net of Securities Sold Short	$2,887,530	$2,887,530

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

15

VIRTUS GLOBAL PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—98.9%
Energy Select Sector SPDR Fund	233,480	$20,794
Financial Select Sector SPDR Fund	928,560	20,744
Health Care Select Sector SPDR Fund	344,920	20,174
Industrial Select Sector SPDR Fund	391,230	20,473
iShares MSCI Canada Index Fund	304,093	8,986
iShares MSCI Emerging Markets Index Fund	690,420	28,300
iShares MSCI Japan Index Fund	756,660	8,573
iShares MSCI Pacific Ex-Japan Index Fund	94,880	4,563
Materials Select Sector SPDR Fund	435,650	20,598
Technology Select Sector SPDR Fund	556,830	20,241
Vanguard FTSE Europe ETF	470,570	27,740
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $178,231)		201,186
TOTAL LONG TERM INVESTMENTS—98.9%
(Identified Cost $178,231)		201,186

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.2%

Money Market Mutual Funds—2.2%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	4,475,073	$4,475
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,475)		4,475
TOTAL INVESTMENTS—101.1% (Identified Cost $182,706)		205,661	(1)
Other assets and liabilities, net—(1.1)%		(2,333)

NET ASSETS—100.0%		$203,328

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$201,186	$201,186
Short-Term Investments	4,475	4,475

Total Investments	$205,661	$205,661

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

16

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

CLOSED END FUNDS—93.8%

Convertible Funds—8.5%
Advent Claymore Convertible Securities and Income Fund	18,825	$350
AllianzGI Equity & Convertible Income Fund	33,862	659
Putnam High Income Securities Fund	44,103	369

		1,378

Equity Funds—31.5%
Adams Express Co.	32,270	419
Advent Claymore Enhanced Growth & Income Fund	8,708	89
Alpine Total Dynamic Dividend Fund	56,634	475
ASA Gold and Precious Metals Ltd.	4,500	60
BlackRock Enhanced Equity Dividend Trust	12,000	95
Boulder Growth & Income Fund, Inc.	14,323	117
Cohen & Steers Dividend Majors Fund, Inc.	12,683	196
Cohen & Steers Infrastructure Fund, Inc.	18,500	409
Cohen & Steers REIT and Preferred Income Fund, Inc.	16,491	280
Eaton Vance Tax-Advantaged Dividend Income Fund	5,363	105
First Opportunity Fund, Inc.	21,721	202
First Trust Dividend and Income Fund	6,900	60
First Trust Enhanced Equity Income Fund	6,300	84
Gabelli Healthcare & WellnessRx Trust (The)	25,082	259
General American Investors Co., Inc.	12,135	428
H&Q Life Sciences Investors	5,000	109
Kayne Anderson Energy Total Return Fund, Inc.	15,900	434
Liberty All Star Equity Fund	46,697	275
LMP Capital and Income Fund, Inc.	25,866	417
Petroleum & Resources Corp.	12,354	345
RMR Real Estate Income Fund	10,502	195
Tri-Continental Corp.	3,847	77

		5,130

Hybrid Fund—0.4%
Calamos Global Dynamic Income Fund	8,250	74

Income Funds—22.7%
American Select Portfolio	41,543	413
BlackRock Build America Bond Trust	9,000	182
BlackRock Credit Allocation Income Trust IV	18,768	254
First Trust High Income Long/Short Fund	25,400	450
First Trust Intermediate Duration Preferred & Income Fund	29,585	655
First Trust Mortgage Income Fund	20,300	320

	SHARES	VALUE
Income Funds—continued
Guggenheim Build America Bonds Managed Duration Trust	9,899	$205
Montgomery Street Income Securities, Inc.	6,207	100
Morgan Stanley Income Securities, Inc.	10,278	180
NexPoint Credit Strategies Fund	20,000	222
Putnam Master Intermediate Income Trust	13,600	70
Putnam Premier Income Trust	62,407	345
TCW Strategic Income Fund, Inc.	42,661	233
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	5,000	58

		3,687

International Equity Funds—19.9%
Aberdeen Indonesia Fund, Inc. (The)	5,210	49
Aberdeen Singapore Fund, Inc.	5,100	64
Alpine Global Dynamic Dividend Fund	46,097	461
BlackRock International Growth and Income Trust	17,000	137
Brookfield Global Listed Infrastructure Income Fund, Inc.	14,217	304
Clough Global Opportunities Fund	11,757	150
Delaware Enhanced Global Dividend and Income Fund	10,400	128
Japan Equity Fund, Inc.	61,284	400
Japan Smaller Capitalization Fund, Inc.	38,777	340
JPMorgan China Region Fund, Inc.	3,112	44
Korea Fund, Inc. (The)(2)	5,918	237
Macquarie Global Infrastructure Total Return Fund, Inc.	4,900	115
Morgan Stanley Asia Pacific Fund, Inc.	5,091	86
New Germany Fund, Inc. (The)	8,544	166
Nuveen Real Asset Income and Growth Fund	1,631	30
Templeton Dragon Fund, Inc.	4,400	108
Thai Fund, Inc. (The)	29,963	325
Wells Fargo Advantage Global Dividend Opportunity Fund	12,002	95

		3,239

International Income Funds—7.0%
Aberdeen Asia-Pacific Income Fund, Inc.	17,034	104
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	20,185	265
Pimco Dynamic Credit Income Fund	34,300	775

		1,144

Municipal Bond Funds—3.8%
Nuveen Dividend Advantage Municipal Fund 3	20,900	274

	SHARES	VALUE
Municipal Bond Funds—continued
Nuveen Dividend Advantage Municipal Income Fund	25,334	$337

		611
TOTAL CLOSED END FUNDS (Identified Cost $15,155)		15,263
TOTAL LONG TERM INVESTMENTS—93.8%
(Identified Cost $15,155)		15,263

SHORT-TERM INVESTMENTS—5.3%

Money Market Mutual Funds—5.3%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	861,348	861
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $861)		861
TOTAL INVESTMENTS—99.1% (Identified Cost $16,016)		16,124	(1)
Other assets and liabilities, net—0.9%		144

NET ASSETS—100.0%		$16,268

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Closed-End Funds	$15,263	$15,263
Short-Term Investments	861	861

Total Investments	$16,124	$16,124

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

17

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.8%

Consumer Discretionary—0.1%
Host Hotels & Resorts, Inc.	349,040	$7,064

Energy—17.0%
Anadarko Petroleum Corp.	423,700	35,913
Apache Corp.	328,300	27,232
Baker Hughes, Inc.	418,930	27,239
Cabot Oil & Gas Corp.	661,420	22,409
Cameron International Corp.(2)	251,060	15,508
Chesapeake Energy Corp.	486,850	12,473
Chevron Corp.	1,408,410	167,474
ConocoPhillips	654,540	46,047
CONSOL Energy, Inc.	264,970	10,586
Denbury Resources, Inc.	526,450	8,634
Devon Energy Corp.	319,340	21,373
Diamond Offshore Drilling, Inc.(3)	81,320	3,965
Ensco plc Class A	168,680	8,903
EOG Resources, Inc.	240,580	47,195
EQT Corp.	108,990	10,569
Exxon Mobil Corp.	2,106,430	205,756
FMC Technologies, Inc.(2)	306,420	16,023
Halliburton Co.	735,980	43,342
Helmerich & Payne, Inc.	77,580	8,345
Hess Corp.	245,360	20,335
Kinder Morgan, Inc.	483,870	15,721
Marathon Oil Corp.	591,080	20,995
Marathon Petroleum Corp.	214,670	18,685
Murphy Oil Corp.	170,150	10,696
Nabors Industries Ltd.	347,010	8,554
National Oilwell Varco, Inc.	392,810	30,588
Newfield Exploration Co.(2)	97,500	3,058
Noble Corp plc	180,720	5,917
Noble Energy, Inc.	354,240	25,165
Occidental Petroleum Corp.	501,810	47,817
ONEOK, Inc.	150,090	8,893
Peabody Energy Corp.	280,530	4,584
Phillips 66	424,410	32,705
Pioneer Natural Resources Co.	233,940	43,780
QEP Resources, Inc.	127,860	3,764
Range Resources Corp.	185,610	15,400
Rowan Cos. plc Class A(2)	242,790	8,177
Schlumberger Ltd.	985,470	96,083
Southwestern Energy Co.(2)	325,960	14,997
Spectra Energy Corp.	649,770	24,002
Tesoro Corp.	297,950	15,073
Transocean Ltd.(3)	245,110	10,133
Valero Energy Corp.	537,340	28,533
Williams Cos., Inc. (The)	697,620	28,309

		1,280,950

Financials—16.5%
ACE Ltd.	152,100	15,067
Aflac, Inc.	205,931	12,982
Allstate Corp. (The)	201,982	11,428
American Express Co.	412,840	37,168
American International Group, Inc.	661,418	33,077
American Tower Corp.	178,463	14,611
Ameriprise Financial, Inc.	86,237	9,492

	SHARES	VALUE
Financials—continued
AON plc	136,032	$11,465
Apartment Investment & Management Co. Class A	65,256	1,972
Assurant, Inc.	33,545	2,179
AvalonBay Communities, Inc.	54,827	7,200
Bank of America Corp.	4,774,349	82,119
Bank of New York Mellon Corp. (The)	512,784	18,096
BB&T Corp.	324,542	13,037
Berkshire Hathaway, Inc. Class B(2)	813,271	101,634
BlackRock, Inc.	56,624	17,807
Boston Properties, Inc.	70,005	8,018
Capital One Financial Corp.	258,774	19,967
CBRE Group, Inc.(2)	129,779	3,560
Charles Schwab Corp. (The)	527,993	14,430
Chubb Corp. (The)	110,959	9,909
Cincinnati Financial Corp.	66,931	3,257
Citigroup, Inc.	1,371,778	65,297
CME Group, Inc.	142,551	10,550
Comerica, Inc.	84,142	4,359
Crown Castle International Corp.	150,918	11,135
Discover Financial Services	212,746	12,380
E*Trade Financial Corp.(2)	135,275	3,114
Equity Residential	151,710	8,798
Fifth Third Bancorp	384,656	8,828
Franklin Resources, Inc.	182,400	9,882
General Growth Properties, Inc.	235,540	5,182
Genworth Financial, Inc. Class A(2)	225,454	3,997
Goldman Sachs Group, Inc. (The)	190,220	31,168
Hartford Financial Services Group, Inc. (The)	206,485	7,283
HCP, Inc.	209,229	8,116
Health Care REIT, Inc.	132,660	7,906
Hudson City Bancorp, Inc.	224,761	2,209
Huntington Bancshares, Inc.	388,911	3,877
IntercontinentalExchange Group, Inc.(2)	51,814	10,250
Invesco Ltd.	195,691	7,241
JPMorgan Chase & Co.	1,710,770	103,861
KeyCorp	401,803	5,722
Kimco Realty Corp.	190,652	4,171
Legg Mason, Inc.	48,985	2,402
Leucadia National Corp.	142,582	3,992
Lincoln National Corp.	121,884	6,176
Loews Corp.	141,519	6,234
M&T Bank Corp.	59,806	7,254
Macerich Co. (The)	65,429	4,078
Marsh & McLennan Cos., Inc.	247,747	12,214
McGraw-Hill Cos., Inc. (The)	124,529	9,502
MetLife, Inc.	507,592	26,801
Moody’s Corp.	84,966	6,739
Morgan Stanley	639,212	19,924
NASDAQ OMX Group, Inc. (The)	52,507	1,940

	SHARES	VALUE
Financials—continued
Northern Trust Corp.	100,785	$6,607
People’s United Financial, Inc.	146,246	2,175
Plum Creek Timber Co., Inc.	82,510	3,469
PNC Financial Services Group, Inc.	241,275	20,991
Principal Financial Group, Inc.	125,192	5,758
Progressive Corp. (The)	247,419	5,992
Prologis, Inc.	230,084	9,394
Prudential Financial, Inc.	209,170	17,706
Public Storage	65,363	11,013
Regions Financial Corp.	634,783	7,052
Simon Property Group, Inc.	142,982	23,449
SLM Corp.	193,669	4,741
State Street Corp.	194,997	13,562
SunTrust Banks, Inc.	245,996	9,788
T. Rowe Price Group, Inc.	118,402	9,750
Torchmark Corp.	40,771	3,209
Travelers Cos., Inc. (The)	159,170	13,545
U.S. Bancorp	823,369	35,290
Unum Group	117,220	4,139
Ventas, Inc.	134,978	8,176
Vornado Realty Trust	79,861	7,871
Wells Fargo & Co.	2,163,188	107,597
Weyerhaeuser Co.	267,693	7,857
XL Group plc	128,503	4,016
Zions Bancorp	86,734	2,687

		1,236,891

Health Care—16.5%
Abbott Laboratories	721,924	27,801
AbbVie, Inc.	876,778	45,066
Actavis plc	101,468	20,887
Aetna, Inc.	204,856	15,358
Agilent Technologies, Inc.	184,024	10,291
Alexion Pharmaceuticals, Inc.(2)	109,194	16,612
Allergan, Inc.	169,334	21,014
AmerisourceBergen Corp.	131,327	8,614
Amgen, Inc.	416,722	51,399
Bard (C.R.), Inc.	45,407	6,719
Baxter International, Inc.	304,263	22,388
Becton, Dickinson & Co.	108,844	12,743
Biogen Idec, Inc.(2)	133,398	40,802
Boston Scientific Corp.(2)	736,049	9,951
Bristol-Myers Squibb Co.	912,037	47,380
Cardinal Health, Inc.	191,158	13,377
CareFusion Corp.(2)	115,931	4,663
Celgene Corp.(2)	224,198	31,298
Cerner Corp.(2)	163,263	9,184
CIGNA Corp.	155,483	13,019
Covidien plc	250,208	18,430
DaVita, Inc.(2)	97,669	6,725
DENTSPLY International, Inc.	78,057	3,594
Edwards Lifesciences Corp.(2)	59,879	4,441
Eli Lilly & Co.	543,856	32,011
Express Scripts Holding Co.(2)	450,946	33,862
Forest Laboratories, Inc.(2)	133,199	12,290
Gilead Sciences, Inc.(2)	849,032	60,162

See Notes to Financial Statements

18

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—continued
Hospira, Inc.(2)	89,768	$3,883
Humana, Inc.	91,470	10,311
Intuitive Surgical, Inc.(2)	21,019	9,206
Johnson & Johnson	1,561,401	153,376
Laboratory Corp. of America Holdings(2)	47,469	4,662
McKesson Corp.	130,840	23,102
Medtronic, Inc.	554,984	34,154
Merck & Co., Inc.	1,623,060	92,141
Mylan, Inc.(2)	205,276	10,024
Patterson Cos., Inc.	45,590	1,904
PerkinElmer, Inc.	61,804	2,785
Perrigo Co. plc	73,847	11,421
Pfizer, Inc.	3,523,004	113,159
Quest Diagnostics, Inc.	81,341	4,711
Regeneron Pharmaceuticals, Inc.(2)	43,356	13,020
St. Jude Medical, Inc.	162,915	10,653
Stryker Corp.	165,374	13,473
Tenet Healthcare Corp.(2)	55,220	2,364
Thermo Fisher Scientific, Inc.	216,229	25,999
UnitedHealth Group, Inc.	550,456	45,132
Varian Medical Systems, Inc.(2)	57,725	4,848
Vertex Pharmaceuticals, Inc.(2)	130,144	9,202
Waters Corp.(2)	46,896	5,084
WellPoint, Inc.	160,048	15,933
Zimmer Holdings, Inc.	94,903	8,976
Zoetis, Inc.	272,483	7,886

		1,237,490

Industrials—16.9%
3M Co.	436,143	59,167
ADT Corp. (The)	123,438	3,697
Allegion plc	60,481	3,155
Ametek, Inc.	165,560	8,525
Avery Dennison Corp.	206,630	10,470
Boeing Co. (The)	482,602	60,562
Caterpillar, Inc.	459,563	45,667
Cintas Corp.	82,085	4,893
CSX Corp.	820,608	23,773
Cummins, Inc.	216,035	32,187
Danaher Corp.	455,787	34,184
Deere & Co.	278,883	25,323
Delta Air Lines, Inc.	573,818	19,883
Dover Corp.	138,980	11,362
Dun & Bradstreet Corp.	25,321	2,516
Eaton Corp. plc	392,593	29,492
Emerson Electric Co.	502,905	33,594
Equifax, Inc.	112,191	7,632
Expeditors International of Washington, Inc.	136,793	5,421
Fastenal Co.	184,455	9,097
FedEx Corp.	200,566	26,587
Flowserve Corp.	92,659	7,259
Fluor Corp.	156,661	12,177
General Dynamics Corp.	239,063	26,039
General Electric Co.	5,018,896	129,939
Grainger (W.W.), Inc.	54,101	13,669
Honeywell International, Inc.	558,908	51,844
Illinois Tool Works, Inc.	280,684	22,828

	SHARES	VALUE
Industrials—continued
Ingersoll-Rand plc	176,484	$10,102
Iron Mountain, Inc.	114,771	3,164
Jacobs Engineering Group, Inc.(2)	88,822	5,640
Joy Global, Inc.	70,373	4,082
Kansas City Southern	74,304	7,584
L-3 Communications Holdings, Inc.	58,150	6,870
Lockheed Martin Corp.	193,242	31,545
Masco Corp.	267,991	5,952
Nielsen Holdings NV	191,963	8,567
Norfolk Southern Corp.	245,642	23,869
Northrop Grumman Corp.	158,335	19,535
PACCAR, Inc.	278,441	18,778
Pall Corp.	108,298	9,689
Parker Hannifin Corp.	127,081	15,213
PentAir, Inc.	132,548	10,516
Pitney Bowes, Inc.	156,886	4,078
Precision Castparts Corp.	98,109	24,798
Quanta Services, Inc.	147,102	5,428
Raytheon Co.	232,515	22,970
Republic Services, Inc.	182,124	6,221
Robert Half International, Inc.	130,914	5,492
Robinson (C.H.) Worldwide, Inc.	100,776	5,280
Rockwell Automation, Inc.	121,313	15,110
Rockwell Collins, Inc.	118,031	9,404
Roper Industries, Inc.	67,295	8,985
Ryder System, Inc.	65,378	5,225
Snap-On, Inc.	39,144	4,442
Southwest Airlines Co.	520,005	12,277
Stanley Black & Decker, Inc.	105,118	8,540
Stericycle, Inc.(2)	57,397	6,521
Textron, Inc.	238,317	9,364
Tyco International Ltd.	309,968	13,143
Union Pacific Corp.	334,618	62,794
United Parcel Service, Inc. Class B	488,817	47,601
United Technologies Corp.	590,998	69,052
Waste Management, Inc.	318,693	13,407
Xylem, Inc.	124,366	4,529

		1,266,709

Information Technology—14.5%
Accenture plc Class A	221,128	17,628
Adobe Systems, Inc.(2)	166,022	10,914
Akamai Technologies, Inc.(2)	69,982	4,074
Alliance Data Systems Corp.(2)	16,600	4,523
Altera Corp.	121,916	4,418
Amphenol Corp. Class A	58,584	5,369
Analog Devices, Inc.	113,856	6,050
Apple, Inc.	312,949	167,972
Applied Materials, Inc.	424,510	8,668
Autodesk, Inc.(2)	84,710	4,166
Automatic Data Processing, Inc.	171,319	13,236
Broadcom Corp. Class A	195,045	6,140
CA, Inc.	118,203	3,661
Cisco Systems, Inc.	1,859,670	41,675
Citrix Systems, Inc.(2)	69,596	3,997

	SHARES	VALUE
Information Technology—continued
Cognizant Technology Solutions Corp. Class A(2)	218,570	$11,062
Computer Sciences Corp.	53,824	3,274
Corning, Inc.	507,244	10,561
eBay, Inc.(2)	412,239	22,772
Electronic Arts, Inc.(2)	115,517	3,351
EMC Corp.	725,316	19,881
F5 Networks, Inc.(2)	26,813	2,859
Facebook, Inc. Class A(2)	572,080	34,462
Fidelity National Information Services, Inc.	109,442	5,850
First Solar, Inc.(2)	25,378	1,771
Fiserv, Inc.(2)	94,096	5,334
FLIR Systems, Inc.	53,852	1,939
Google, Inc. Class A(2)	97,598	108,774
Harris Corp.	40,614	2,971
Hewlett-Packard Co.	554,848	17,955
Intel Corp.	1,474,408	38,054
International Business Machines Corp.	355,031	68,340
Intuit, Inc.	102,863	7,996
Jabil Circuit, Inc.	78,851	1,419
Juniper Networks, Inc.(2)	181,442	4,674
KLA-Tencor Corp.	61,951	4,283
Lam Research Corp.(2)	56,135	3,087
Linear Technology Corp.	87,401	4,256
LSI Corp.	208,199	2,305
MasterCard, Inc. Class A	368,410	27,520
Microchip Technology, Inc.	74,598	3,563
Micron Technology, Inc.(2)	384,906	9,107
Microsoft Corp.	2,642,277	108,307
Motorola Solutions, Inc.	81,183	5,219
NetApp, Inc.	125,642	4,636
NVIDIA Corp.	210,447	3,769
Oracle Corp.	1,227,418	50,214
Paychex, Inc.	117,218	4,993
QUALCOMM, Inc.	591,175	46,620
Red Hat, Inc.(2)	70,980	3,761
Salesforce.com, Inc.(2)	207,171	11,827
SanDisk Corp.	84,722	6,879
Seagate Technology plc	112,457	6,316
Symantec Corp.	252,576	5,044
TE Connectivity Ltd.	141,048	8,493
Teradata Corp.(2)	61,342	3,017
Texas Instruments, Inc.	386,549	18,226
Total System Services, Inc.	65,393	1,989
VeriSign, Inc.	49,890	2,690
Visa, Inc. Class A	177,120	38,233
Western Digital Corp.	77,339	7,101
Western Union Co. (The)	196,168	3,209
Xerox Corp.	430,760	4,868
Xilinx, Inc.	99,028	5,374
Yahoo!, Inc.(2)	335,430	12,042

		1,092,738

Materials—16.4%
Air Products & Chemicals, Inc.	449,575	53,517
Airgas, Inc.	141,725	15,095
Alcoa, Inc.	2,297,332	29,567
Allegheny Technologies, Inc.	232,690	8,768
Ball Corp.	300,214	16,455
Bemis Co., Inc.	219,492	8,613

See Notes to Financial Statements

19

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—continued
CF Industries Holdings, Inc.	118,086	$30,778
Cliffs Natural Resources, Inc.(3)	329,871	6,749
Dow Chemical Co. (The)	2,575,584	125,148
Du Pont (E.I.) de Nemours & Co.	1,963,813	131,772
Eastman Chemical Co.	326,326	28,132
Ecolab, Inc.	543,331	58,674
FMC Corp.	284,354	21,770
Freeport-McMoRan Copper & Gold, Inc.	2,199,756	72,746
International Flavors & Fragrances, Inc.	173,649	16,613
International Paper Co.	932,011	42,761
LyondellBasell Industries N.V. Class A	914,662	81,350
MeadWestvaco Corp.	372,997	14,040
Monsanto Co.	1,111,881	126,499
Mosaic Co. (The)	720,643	36,032
Newmont Mining Corp.	1,055,951	24,751
Nucor Corp.	675,913	34,161
Owens-Illinois, Inc.(2)	351,998	11,908
PPG Industries, Inc.	294,143	56,905
Praxair, Inc.	622,753	81,562
Sealed Air Corp.	421,336	13,849
Sherwin-Williams Co. (The)	181,215	35,723
Sigma-Aldrich Corp.	254,621	23,776
United States Steel Corp.(3)	314,121	8,673
Vulcan Materials Co.	278,851	18,530

		1,234,917

	SHARES	VALUE
Telecommunication Services—1.9%
AT&T, Inc.	1,832,337	$64,260
CenturyLink, Inc.	215,957	7,092
Frontier Communications Corp.(3)	414,561	2,363
Verizon Communications, Inc.	1,446,568	68,813
Windstream Corp.(3)	230,748	1,902

		144,430
TOTAL COMMON STOCKS (Identified Cost $6,315,330)		7,501,189
TOTAL LONG TERM INVESTMENTS—99.8%
(Identified Cost $6,315,330)		7,501,189

SECURITIES LENDING COLLATERAL—0.3%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	24,798,890	24,799
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $24,799)		24,799
TOTAL INVESTMENTS—100.1% (Identified Cost $6,340,129)		7,525,988	(1)
Other assets and liabilities, net—(0.1)%		(10,846)

NET ASSETS—100.0%		$7,515,142

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund’s investments as of

March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$7,501,189	$7,501,189
Securities Lending Collateral	24,799	24,799

Total Investments	$7,525,988	$7,525,988

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

20

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Allocator Premium AlphaSector® Fund	AlphaSector® Rotation Fund		Alternatives Diversifier Fund		Disciplined Equity Style Fund

Assets
Investment in unaffiliated securities at value(1)(3)	$726,021	$820,116		$39,020		$1,917
Investments in affiliated funds at value(2)	—	—		120,354		—
Receivables
Investment securities sold	—	208		1,400		—
Fund shares sold	5,338	3,479		253		—
Receivable from adviser	—	—		—		3
Dividends and interest receivable	2	652		—	(4)	—	(4)
Prepaid trustee retainer	4	5		1		—	(4)
Prepaid expenses	73	56		39		29

Total assets	731,438	824,516		161,067		1,949

Liabilities
Payables
Fund shares repurchased	1,290	946		209		—
Investment securities purchased	7,007	78		800		24
Collateral on securities loaned	—	2,340		—		—
Investment advisory fee	656	308		—		—
Distribution and service fees	275	294		44		—	(4)
Administration fee	72	83		16		—	(4)
Transfer agent fees and expenses	101	148		54		—	(4)
Trustees’ fees and expenses	—	—	(4)	—	(4)	—	(4)
Professional fees	10	10		10		13
Other accrued expenses	—	1		—		—	(4)

Total liabilities	9,411	4,208		1,133		37

Net Assets	$722,027	$820,308		$159,934		$1,912

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$655,603	$643,968		$220,387		$1,589
Accumulated undistributed net investment income (loss)	492	1,681		1,169		(4)
Accumulated undistributed net realized gain (loss)	6,601	24,682		(86,293)		1
Net unrealized appreciation (depreciation) on investments	59,331	149,977		24,671		326

Net Assets	$722,027	$820,308		$159,934		$1,912

Class A
Net asset value (net assets/shares outstanding) per share	$11.73	$14.56		$11.40		$12.81
Maximum offering price per share NAV/(1–5.75%)	$12.45	$15.45		$12.10		$13.59
Shares of beneficial interest outstanding, no par value, unlimited authorization	11,971,350	22,337,204		4,223,096		41,057
Net Assets	$140,454	$325,215		$48,160		$526
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$11.63	$14.39		$11.30		$12.68
Shares of beneficial interest outstanding, no par value, unlimited authorization	25,967,608	18,929,225		3,541,956		22,117
Net Assets	$302,005	$272,424		$40,024		$280
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.76	$14.56		$11.40		$12.85
Shares of beneficial interest outstanding, no par value, unlimited authorization	23,767,715	15,294,121		6,296,229		86,072
Net Assets	$279,568	$222,669		$71,750		$1,106

(1) Investment in unaffiliated securities at cost	$666,690	$670,139		$35,264		$1,591
(2) Investment in affiliated funds at cost	—	—		99,439		—
(3) Market value of securities on loan	—	2,315		—		—
(4) Amount is less than $500.

See Notes to Financial Statements

21

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Disciplined Select Bond Fund		Disciplined Select Country Fund		Dynamic AlphaSector® Fund	Global Premium AlphaSector® Fund

Assets
Investment in unaffiliated securities at value(1)	$1,025		$1,299		$3,326,126	$205,661
Foreign currency at value(2)	—		—		3	—
Cash	—		—		3,361	—
Deposits with prime broker	—		—		388,055	—
Receivables
Investment securities sold	—		—		2,604	—
Fund shares sold	—		25		12,639	1,810
Receivable from adviser	4		4		—	—
Dividends and interest receivable	—	(4)	—	(4)	— (4)	1
Tax reclaims	—		—		7	—
Prepaid trustee retainer	—	(4)	—	(4)	19	1
Prepaid expenses	29		29		220	33

Total assets	1,058		1,357		3,733,034	207,506

Liabilities
Securities sold short at value(3)	—		—		438,596	—
Payables
Fund shares repurchased	—		—		1,995	1,864
Investment securities purchased	—		19		33,318	2,003
Loan payable (See Note 11)	—		—		603,041	—
Investment advisory fee	—		—		3,865	187
Distribution and service fees	—	(4)	—	(4)	612	64
Administration fee	—	(4)	—	(4)	266	20
Transfer agent fees and expenses	—	(4)	—	(4)	387	28
Professional fees	12		13		4	12
Other accrued expenses	—		—	(4)	19	—	(4)

Total liabilities	12		32		1,082,103	4,178

Net Assets	$1,046		$1,325		$2,650,931	$203,328

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,096		$1,148		$2,301,935	$180,593
Accumulated undistributed net investment income (loss)	—	(3)	(5)		(4,452)	80
Accumulated undistributed net realized gain (loss)	(53)		28		11,143	(300)
Net unrealized appreciation (depreciation) on investments	3		154		365,626	22,955
Net unrealized appreciation (depreciation) on securities sold short	—		—		(23,321)	—

Net Assets	$1,046		$1,325		$2,650,931	$203,328

Class A
Net asset value (net assets/shares outstanding) per share	$9.52		$11.69		$13.05	$12.23
Maximum offering price per share NAV/(1–5.75%)	$10.10		$12.40		$13.85	$12.98
Shares of beneficial interest outstanding, no par value, unlimited authorization	15,739		19,369		75,335,148	6,081,126
Net Assets	$150		$227		$983,227	$74,384
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$—		$12.12	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		—		14,773	—
Net Assets	$—		$—		$179	$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.51		$11.64		$12.06	$12.10
Shares of beneficial interest outstanding, no par value, unlimited authorization	12,170		10,595		40,994,567	5,063,686
Net Assets	$116		$123		$494,343	$61,247
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.53		$11.71		$13.18	$12.27
Shares of beneficial interest outstanding, no par value, unlimited authorization	81,886		83,256		88,982,017	5,519,153
Net Assets	$780		$975		$1,173,182	$67,697

(1) Investment in unaffiliated securities at cost	$1,022		$1,145		$2,960,500	$182,706
(2) Foreign currency at cost	—		—		3	—
(3) Proceeds from securities sold short	—		—		415,275	—
(4) Amount is less than $500.

See Notes to Financial Statements

22

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Herzfeld Fund		Premium AlphaSector® Fund

Assets
Investment in unaffiliated securities at value(1)(3)	$16,124		$7,525,988
Receivables
Investment securities sold	264		1,589
Fund shares sold	51		33,185
Dividends and interest receivable	25		6,817
Tax reclaims	—		—
Prepaid trustee retainer	—	(4)	49
Prepaid expenses	15		258

Total assets	16,479		7,567,886

Liabilities
Cash overdraft	—		3,098
Payables
Fund shares repurchased	—		13,406
Investment securities purchased	177		656
Collateral on securities loaned	—		24,799
Investment advisory fee	9		6,915
Distribution and service fees	8		1,981
Administration fee	2		763
Transfer agent fees and expenses	1		1,125
Trustees’ fees and expenses	—		—	(4)
Professional fees	14		—
Other accrued expenses	—	(4)	1

Total liabilities	211		52,744

Net Assets	$16,268		$7,515,142

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$15,804		$6,110,648
Accumulated undistributed net investment income (loss)	(7)		3,734
Accumulated undistributed net realized gain (loss)	363		214,901
Net unrealized appreciation (depreciation) on investments	108		1,185,859

Net Assets	$16,268		$7,515,142

Class A
Net asset value (net assets/shares outstanding) per share	$10.98		$16.80
Maximum offering price per share NAV/(1–5.75%)	$11.65		$17.82
Shares of beneficial interest outstanding, no par value, unlimited authorization	480,290		144,047,105
Net Assets	$5,274		$2,420,492
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.95		$16.63
Shares of beneficial interest outstanding, no par value, unlimited authorization	787,199		106,502,534
Net Assets	$8,618		$1,770,701
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.99		$16.83
Shares of beneficial interest outstanding, no par value, unlimited authorization	216,233		197,457,199
Net Assets	$2,376		$3,323,949

(1) Investment in unaffiliated securities at cost	16,016		6,340,129
(2) Investment in affiliated funds at cost	—		—
(3) Market value of securities on loan	—		24,548
(4) Amount is less than $500.

See Notes to Financial Statements

23

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)

(Reported in thousands)

	Allocator Premium AlphaSector® Fund		AlphaSector® Rotation Fund	Alternatives Diversifier Fund	Disciplined Equity Style Fund

Investment Income
Dividends	$8,003		$7,276	$130	$9
Dividend income from affiliated funds	—		—	2,015	—
Interest	—	(1)	— (1)	—	—
Security lending	—		17	—	—
Foreign taxes withheld	—		(1)	—	—

Total investment income	8,003		7,292	2,145	9

Expenses
Investment advisory fees	3,601		1,669	—	9
Service fees, Class A	157		369	61	1
Distribution and service fees, Class C	1,329		1,236	208	1
Administration fees	399		452	110	1
Transfer agent fees and expenses	370		493	187	1
Registration fees	39		35	22	19
Printing fees and expenses	13		15	6	—	(1)
Custodian fees	3		4	1	—	(1)
Professional fees	11		11	11	9
Trustees’ fees and expenses	11		13	4	—	(1)
Miscellaneous expenses	12		14	5	1

Total expenses	5,945		4,311	615	42

Dividends on short sales	—		—	—	—
Interest expense on short sales	—		—	—	—

Total expenses, including dividends and interest expense on short sales	5,945		4,311	615	42
Less expenses reimbursed and/or waived by investment adviser	(24)		(9)	—	(29)

Net expenses	5,921		4,302	615	13

Net investment income (loss)	2,082		2,990	1,530	(4)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	14,679		28,987	(1,946)	2
Net realized gain (loss) on affiliated investments	—		—	(157)	—
Capital gain distributions from affiliated funds	—		—	1,099	—
Net change in unrealized appreciation (depreciation) on investments	17,556		51,617	7,258	148

Net gain (loss) on investments	32,235		80,604	6,254	150

Net increase (decrease) in net assets resulting from operations	$34,317		$83,594	$7,784	$146

(1) Amount is less than $500.

See Notes to Financial Statements

24

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)

(Reported in thousands)

	Disciplined Select Bond Fund		Disciplined Select Country Fund		Dynamic AlphaSector® Fund		Global Premium AlphaSector® Fund

Investment Income
Dividends	$16		$9		$27,563		$1,956
Interest	—		—		—	(1)	—

Total investment income	16		9		27,563		1,956

Expenses
Investment advisory fees	4		7		19,920		943
Service fees, Class A	—	(1)	—	(1)	1,051		85
Distribution and service fees, Class B	—		—		1		—
Distribution and service fees, Class C	1		1		1,950		263
Administration fees	1		1		1,347		104
Transfer agent fees and expenses	—	(1)	—	(1)	1,270		103
Registration fees	19		19		91		25
Printing fees and expenses	—	(1)	—	(1)	31		3
Custodian fees	—	(1)	—	(1)	10		1
Professional fees	9		9		12		10
Trustees’ fees and expenses	—	(1)	—	(1)	32		3
Miscellaneous expenses	1		2		24		3

Total expenses	35		39		25,739		1,543

Dividends on short sales	—		—		3,653		—
Interest expense on short sales	—		—		2,623		—

Total expenses, including dividends and interest expense on short sales	35		39		32,015		1,543
Less expenses reimbursed and/or waived by investment adviser	(29)		(29)		—		—
Plus expenses recaptured by investment adviser	—		—		—		25

Net expenses	6		10		32,015		1,568

Net investment income (loss)	10		(1)		(4,452)		388

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(15)		34		39,771		1,524
Net realized gain (loss) on securities sold short	—		—		(16,540)		—
Net realized gain (loss) on foreign currency transactions	—		—		—	(1)	—
Net change in unrealized appreciation (depreciation) on investments	24		26		219,337		8,600
Net change in unrealized appreciation (depreciation) on securities sold short	—		—		(21,632)		—
Net change in unrealized appreciation (depreciation) on foreign currency translation	—		—		—	(1)	—

Net gain (loss) on investments	9		60		220,936		10,124

Net increase (decrease) in net assets resulting from operations	$19		$59		$216,484		$10,512

(1) Amount is less than $500.

See Notes to Financial Statements

25

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)

(Reported in thousands)

	Herzfeld Fund		Premium AlphaSector® Fund

Investment Income
Dividends	$384		$65,059
Interest	—	(1)	—
Security lending	—		83
Foreign taxes withheld	—		(8)

Total investment income	384		65,134

Expenses
Investment advisory fees	65		37,161
Service fees, Class A	5		2,768
Distribution and service fees, Class C	35		7,752
Administration fees	8		4,115
Transfer agent fees and expenses	6		3,929
Registration fees	27		138
Printing fees and expenses	1		113
Custodian fees	—	(1)	27
Professional fees	10		21
Trustees’ fees and expenses	—	(1)	113
Miscellaneous expenses	2		108

Total expenses	159		56,245

Dividends on short sales	—		—
Interest expense on short sales	—		—

Total expenses, including dividends and interest expense on short sales	159		56,245
Less expenses reimbursed and/or waived by investment adviser	(31)		—

Net expenses	128		56,245

Net investment income (loss)	256		8,889

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(114)		312,776
Capital gain distributions from affiliated funds	482		—
Net change in unrealized appreciation (depreciation) on investments	359		381,275

Net gain (loss) on investments	727		694,051

Net increase (decrease) in net assets resulting from operations	$983		$702,940

(1) Amount is less than $500.

See Notes to Financial Statements

26

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Allocator Premium AlphaSector® Fund		AlphaSector® Rotation Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$2,082	$1,495	$2,990	$6,002
Net realized gain (loss)	14,679	3,452	28,987	49,042
Net change in unrealized appreciation (depreciation)	17,556	21,137	51,617	38,254

Increase (decrease) in net assets resulting from operations	34,317	26,084	83,594	93,298

From Distributions to Shareholders
Net investment income, Class A	(405)	(380)	(1,361)	(2,779)
Net investment income, Class C	—	—	(305)	(1,082)
Net investment income, Class I	(1,185)	(1,170)	(1,159)	(2,166)
Net realized short-term gains, Class A	(1,344)	(133)	(8,366)	(6,055)
Net realized short-term gains, Class C	(2,898)	(198)	(7,086)	(4,881)
Net realized short-term gains, Class I	(2,928)	(357)	(5,701)	(3,799)
Net realized long-term gains, Class A	(213)	—	(10,147)	(193)
Net realized long-term gains, Class C	(460)	—	(8,594)	(156)
Net realized long-term gains, Class I	(465)	—	(6,915)	(121)

Decrease in net assets from distributions to shareholders	(9,898)	(2,238)	(49,634)	(21,232)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	20,929	43,974	53,917	29,158
Change in net assets from share transactions, Class C	61,725	90,181	43,342	36,189
Change in net assets from share transactions, Class I	20,814	92,053	40,640	32,109

Increase (decrease) in net assets from share transactions	103,468	226,208	137,899	97,456

Net increase (decrease) in net assets	127,887	250,054	171,859	169,522

Net Assets
Beginning of fiscal year	594,140	344,086	648,449	478,927

End of fiscal year	$722,027	$594,140	$820,308	$648,449

Accumulated undistributed net investment income (loss) at end of fiscal year	$492	$—	$1,681	$1,517

(1) Amount is less than $500.

See Notes to Financial Statements

27

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Alternatives Diversifier Fund		Disciplined Equity Style Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	From Inception December 18, 2012 to September 30, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,530	$2,922	$(4)	$4
Net realized gain (loss)	(1,004)	1,776	2	104
Net change in unrealized appreciation (depreciation)	7,258	(5,584)	148	178

Increase (decrease) in net assets resulting from operations	7,784	(886)	146	286

From Distributions to Shareholders
Net investment income, Class A	(347)	(1,146)	—	(—	)(1)
Net investment income, Class C	—	(471)	—	(—	)(1)
Net investment income, Class I	(974)	(811)	—	(4)
Net realized short-term gains, Class A	—	—	(22)	(1)
Net realized short-term gains, Class C	—	—	(15)	(1)
Net realized short-term gains, Class I	—	—	(63)	(3)

Decrease in net assets from distributions to shareholders	(1,321)	(2,428)	(100)	(9)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(5,074)	(13,443)	190	279
Change in net assets from share transactions, Class C	(6,571)	(12,108)	38	207
Change in net assets from share transactions, Class I	(42,469)	76,061	63	812

Increase (decrease) in net assets from share transactions	(54,114)	50,510	291	1,298

Net increase (decrease) in net assets	(47,651)	47,196	337	1,575

Net Assets
Beginning of fiscal year	207,585	160,389	1,575	—

End of fiscal year	$159,934	$207,585	$1,912	$1,575

Accumulated undistributed net investment income (loss) at end of fiscal year	$1,169	$960	$(4)	$—

(1) Amount is less than $500.

See Notes to Financial Statements

28

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Disciplined Select Bond Fund		Disciplined Select Country Fund
	Six Months Ended March 31, 2014 (Unaudited)	From Inception December 18, 2012 to September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	From Inception December 18, 2012 to September 30, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$10	$13	$(1)	$4
Net realized gain (loss)	(15)	(38)	34	9
Net change in unrealized appreciation (depreciation)	24	(21)	26	128

Increase (decrease) in net assets resulting from operations	19	(46)	59	141

From Distributions to Shareholders
Net investment income, Class A	(1)	(2)	(1)	—
Net investment income, Class C	(1)	(1)	—	—
Net investment income, Class I	(8)	(10)	(7)	—
Net realized short-term gains, Class A	—	—	(2)	—
Net realized short-term gains, Class C	—	—	(2)	—
Net realized short-term gains, Class I	—	—	(11)	—

Decrease in net assets from distributions to shareholders	(10)	(13)	(23)	—

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(9)	166	51	152
Change in net assets from share transactions, Class C	1	120	6	100
Change in net assets from share transactions, Class I	8	810	39	800

Increase (decrease) in net assets from share transactions	—	1,096	96	1,052

Net increase (decrease) in net assets	9	1,037	132	1,193

Net Assets
Beginning of fiscal year	1,037	—	1,193	—

End of fiscal year	$1,046	$1,037	$1,325	$1,193

Accumulated undistributed net investment income (loss) at end of fiscal year	$— (1)	$— (1)	$(5)	$4

(1) Amount is less than $500.

See Notes to Financial Statements

29

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Dynamic AlphaSector® Fund		Global Premium AlphaSector® Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(4,452)	$2,249	$388	$168
Net realized gain (loss)	23,231	(5,958)	1,524	3,515
Net change in unrealized appreciation (depreciation)	197,705	130,600	8,600	8,020

Increase (decrease) in net assets resulting from operations	216,484	126,891	10,512	11,703

From Distributions to Shareholders
Net investment income, Class A	—	(1,254)	(129)	(171)
Net investment income, Class C	—	—	—	(5)
Net investment income, Class I	—	(1,627)	(179)	(94)
Net realized short-term gains, Class A	—	—	(1,574)	(184)
Net realized short-term gains, Class C	—	—	(1,227)	(115)
Net realized short-term gains, Class I	—	—	(1,115)	(101)
Net realized long-term gains, Class A	—	—	(123)	—
Net realized long-term gains, Class C	—	—	(96)	—
Net realized long-term gains, Class I	—	—	(87)	—
Tax Return of Capital, Class A	—	(593)	—	—
Tax Return of Capital, Class C	—	(162)	—	—
Tax Return of Capital, Class I	—	(743)	—	—

Decrease in net assets from distributions to shareholders	—	(4,379)	(4,530)	(670)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	239,071	498,319	15,361	23,979
Change in net assets from share transactions, Class B	33	(42)	—	—
Change in net assets from share transactions, Class C	195,004	221,358	15,221	20,113
Change in net assets from share transactions, Class I	331,195	577,651	26,947	16,830

Increase (decrease) in net assets from share transactions	765,303	1,297,286	57,529	60,922

Net increase (decrease) in net assets	981,787	1,419,798	63,511	71,955

Net Assets
Beginning of fiscal year	1,669,144	249,346	139,817	67,862

End of fiscal year	$2,650,931	$1,669,144	$203,328	$139,817

Accumulated undistributed net investment income (loss) at end of fiscal year	$(4,452)	$—	$80	$—

(1) Amount is less than $500.

See Notes to Financial Statements

30

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Herzfeld Fund			Premium AlphaSector® Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013		Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$256	$103		$8,889	$30,992
Net realized gain (loss)	368	106		312,776	125,067
Net change in unrealized appreciation (depreciation)	359	(269)		381,275	493,185

Increase (decrease) in net assets resulting from operations	983	(60)		702,940	649,244

From Distributions to Shareholders
Net investment income, Class A	(87)	(35)		(3,499)	(11,572)
Net investment income, Class C	(127)	(42)		—	(1,256)
Net investment income, Class I	(49)	(41)		(7,973)	(17,821)
Net realized short-term gains, Class A	(20)	(1)		(42,252)	—
Net realized short-term gains, Class C	(37)	(—	)(1)	(29,718)	—
Net realized short-term gains, Class I	(12)	(1)		(56,898)	—
Net realized long-term gains, Class A	(8)	(—	)(1)	(16,551)
Net realized long-term gains, Class C	(15)	(—	)(1)	(11,641)
Net realized long-term gains, Class I	(5)	(—	)(1)	(22,288)

Decrease in net assets from distributions to shareholders	(360)	(120)		(190,820)	(30,649)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	2,160	2,876		313,954	395,391
Change in net assets from share transactions, Class C	3,352	4,960		349,111	404,585
Change in net assets from share transactions, Class I	509	744		514,639	836,994

Increase (decrease) in net assets from share transactions	6,021	8,580		1,177,704	1,636,970

Net increase (decrease) in net assets	6,644	8,400		1,689,824	2,255,565

Net Assets
Beginning of fiscal year	9,624	1,224		5,825,318	3,569,753

End of fiscal year	$16,268	$9,624		$7,515,142	$5,825,318

Accumulated undistributed net investment income (loss) at end of fiscal year	$(7)	$—		$3,734	$6,317

(1) Amount is less than $500.

See Notes to Financial Statements

31

VIRTUS DYNAMIC ALPHASECTOR® FUND

STATEMENT OF CASH FLOWS

FOR THE PERIOD ENDED MARCH 31, 2014

($ reported in thousands)

Cash Flows Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$216,484

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	1,791,578
Purchase of long-term investments	(2,756,014)
Proceeds from securities sold short	481,879
Purchases to cover short positions	(262,440)
Net proceeds from sales of short-term securities	(13,688)
Net change in unrealized (appreciation)/depreciation	(197,704)
Net realized gain from sales of long-term investments	(39,771)
Net realized loss from sales of securities sold short	16,540
Increase in deposits with broker for borrowings	(213,655)
Decrease in dividends and interest receivable	14
Increase in securities sold receivable	(777)
Increase in prepaid expenses	(119)
Increase in prepaid trustee retainer	(10)
Increase in tax reclaim receivable	(2)
Increase in purchases payable	9,441
Decrease in Trustees’ fees and expenses payable	(2)
Decrease in professional fees payable	(14)
Increase in investment advisory fee payable	1,532
Increase in distribution and service fees payable	282
Increase in administration fee payable	101
Increase in transfer agent fees and expenses payable	158
Decrease in other accrued expenses payable	(177)

Cash used for operating activities	(966,364)

Cash provided by (used for) financing activities:
Proceeds and repayments of borrowings	193,230
Proceeds from shares sold	1,042,709
Shares redeemed	(271,673)
Cash dividends paid to shareholders	— (1)

Cash provided by financing activities:	964,266

Cash impact from foreign exchange fluctuations	—

Net increase (decrease) in cash	(2,098)

Cash:
Cash and foreign currency at beginning of period	5,462

Cash and foreign currency at end of period	$3,364

Cash flow information:
Reinvestment of dividends and distributions	$— (1)
Cash paid during the period for interest	2,623

(1) Amount less than $500.

See Notes to Financial Statements

32

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Allocator Premium
AlphaSector® Fund
Class A
10/1/13 to 3/31/14(12)	$11.28	0.05	0.59	0.64	(0.04)	(0.15)	(0.19)	0.45	$11.73	5.63	%(4)	$140,454	1.61	%(3)(14)	1.61	%(3)(14)	0.84	%(3)	139	%(4)
10/1/12 to 9/30/13	10.67	0.06	0.62	0.68	(0.05)	(0.02)	(0.07)	0.61	11.28	6.39		114,697	1.64	(14)	1.64	(14)	0.51		275
10/1/11 to 9/30/12	9.69	0.09	0.98	1.07	(0.09)	—	(0.09)	0.98	10.67	11.08		66,122	1.73		1.70		0.84		211
3/15/11(6) to 9/30/11	10.00	0.07	(0.38)	(0.31)	—	—	—	(0.31)	9.69	(3.10	)(4)	12,232	1.75	(3)	2.17	(3)	1.35	(3)	153	(4)

Class C
10/1/13 to 3/31/14(12)	$11.19	0.01	0.58	0.59	—	(0.15)	(0.15)	0.44	$11.63	5.24	%(4)	$302,005	2.34	%(3)(14)	2.36	%(3)(14)	0.11	%(3)	139	%(4)
10/1/12 to 9/30/13	10.60	(0.02)	0.63	0.61	—	(0.02)	(0.02)	0.59	11.19	5.71		230,459	2.37	(14)	2.39	(14)	(0.23)		275
10/1/11 to 9/30/12	9.66	0.02	0.96	0.98	(0.04)	—	(0.04)	0.94	10.60	10.13		131,330	2.45		2.45		0.16		211
3/15/11(6) to 9/30/11	10.00	0.02	(0.36)	(0.34)	—	—	—	(0.34)	9.66	(3.40	)(4)	32,390	2.50	(3)	2.85	(3)	0.43	(3)	153	(4)

Class I
10/1/13 to 3/31/14(12)	$11.31	0.06	0.59	0.65	(0.05)	(0.15)	(0.20)	0.45	$11.76	5.73	%(4)	$279,568	1.36	%(3)(14)	1.36	%(3)(14)	1.07	%(3)	139	%(4)
10/1/12 to 9/30/13	10.69	0.08	0.63	0.71	(0.07)	(0.02)	(0.09)	0.62	11.31	6.70		248,984	1.39	(14)	1.39	(14)	0.74		275
10/1/11 to 9/30/12	9.71	0.12	0.96	1.08	(0.10)	—	(0.10)	0.98	10.69	11.24		146,634	1.49		1.46		1.17		211
3/15/11(6) to 9/30/11	10.00	0.10	(0.39)	(0.29)	—	—	—	(0.29)	9.71	(2.90	)(4)	19,131	1.50	(3)	2.01	(3)	1.82	(3)	153	(4)
AlphaSector®
Rotation Fund
Class A
10/1/13 to 3/31/14(12)	$13.87	0.07	1.62	1.69	(0.07)	(0.93)	(1.00)	0.69	$14.56	12.29	%(4)	$325,215	0.98	%(3)	0.98	%(3)	0.98	%(3)	42	%(4)
10/1/12 to 9/30/13	12.15	0.17	2.11	2.28	(0.17)	(0.39)	(0.56)	1.72	13.87	19.63		257,492	1.00		1.00		1.29		123
10/1/11 to 9/30/12	10.67	0.14	1.68	1.82	(0.12)	(0.22)	(0.34)	1.48	12.15	17.51		199,268	1.02		1.02		1.22		190
10/1/10 to 9/30/11	10.18	0.11	0.54	0.65	(0.16)	—	(0.16)	0.49	10.67	6.20		184,613	1.04		1.04		0.97		134
10/1/09 to 9/30/10	9.34	0.14	0.76	0.90	(0.06)	—	(0.06)	0.84	10.18	9.63		192,375	1.06		1.06		1.41		245
10/1/08 to 9/30/09	9.95	0.15	(0.48)	(0.33)	(0.15)	(0.13)	(0.28)	(0.61)	9.34	(2.81)		37,722	0.64		0.64		1.80		131

Class C
10/1/13 to 3/31/14(12)	$13.73	0.02	1.59	1.61	(0.02)	(0.93)	(0.95)	0.66	$14.39	11.81	%(4)	$272,424	1.72	%(3)	1.73	%(3)	0.24	%(3)	42	%(4)
10/1/12 to 9/30/13	12.03	0.07	2.10	2.17	(0.08)	(0.39)	(0.47)	1.70	13.73	18.80		217,861	1.74		1.75		0.57		123
10/1/11 to 9/30/12	10.56	0.06	1.67	1.73	(0.04)	(0.22)	(0.26)	1.47	12.03	16.60		157,461	1.75		1.77		0.53		190
10/1/10 to 9/30/11	10.09	0.04	0.52	0.56	(0.09)	—	(0.09)	0.47	10.56	5.49		144,813	1.71		1.79		0.33		134
10/1/09 to 9/30/10	9.29	0.07	0.75	0.82	(0.02)	—	(0.02)	0.80	10.09	8.79		133,453	1.81		1.81		0.68		245
10/1/08 to 9/30/09	9.88	0.08	(0.45)	(0.37)	(0.09)	(0.13)	(0.22)	(0.59)	9.29	(3.41)		40,118	1.38		1.38		1.03		131

Class I
10/1/13 to 3/31/14(12)	$13.87	0.09	1.62	1.71	(0.09)	(0.93)	(1.02)	0.69	$14.56	12.42	%(4)	$222,669	0.73	%(3)	0.73	%(3)	1.24	%(3)	42	%(4)
10/1/12 to 9/30/13	12.15	0.20	2.11	2.31	(0.20)	(0.39)	(0.59)	1.72	13.87	19.92		173,096	0.75		0.75		1.56		123
10/1/11 to 9/30/12	10.67	0.17	1.68	1.85	(0.15)	(0.22)	(0.37)	1.48	12.15	17.71		122,198	0.77		0.77		1.53		190
10/1/10 to 9/30/11	10.18	0.14	0.54	0.68	(0.19)	—	(0.19)	0.49	10.67	6.56		85,585	0.82		0.82		1.26		134
10/1/09(6) to 9/30/10	9.11	0.20	0.94	1.14	(0.07)	—	(0.07)	1.07	10.18	12.63	(4)	112,132	0.83	(3)	0.83	(3)	2.04	(3)	245

The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

33

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Capital Gains Distributions Received from Affiliated Funds(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Alternatives
Diversifier Fund
Class A
10/1/13 to 3/31/14(12)	$10.97	0.10	0.07	0.34	0.51	(0.08)	—	(0.08)	0.43	$11.40	4.68	%(4)	$48,160	0.63	%(3)	0.63	%(3)	1.75	%(3)	12	%(4)
10/1/12 to 9/30/13	11.10	0.21	—	(0.13)	0.08	(0.21)	—	(0.21)	(0.13)	10.97	0.73		51,339	0.58	(7)	0.63		1.93		24
10/1/11 to 9/30/12	9.68	0.10	—	1.38	1.48	(0.06)	—	(0.06)	1.42	11.10	15.37		65,463	0.45		0.65		0.95		29
10/1/10 to 9/30/11(11)	10.05	0.21	0.07	(0.49)	(0.21)	(0.16)	—	(0.16)	(0.37)	9.68	(2.12)		79,103	0.45		0.65		1.96		18
10/1/09 to 9/30/10	9.43	0.18	0.02	0.64	0.84	(0.22)	—	(0.22)	0.62	10.05	8.91		115,081	0.45		0.75		1.87		4
10/1/08 to 9/30/09	10.62	0.13	0.01	(1.22)	(1.08)	(0.11)	—	(0.11)	(1.19)	9.43	(10.00)		167,472	0.29		0.58		1.62		20

Class C
10/1/13 to 3/31/14(12)	$10.83	0.05	0.07	0.35	0.47	—	—	—	0.47	$11.30	4.34	%(4)	$40,024	1.38	%(3)	1.38	%(3)	0.99	%(3)	12	%(4)
10/1/12 to 9/30/13	10.93	0.13	—	(0.13)	—	(0.10)	—	(0.10)	(0.10)	10.83	(0.05)		44,850	1.33	(7)	1.38		1.22		24
10/1/11 to 9/30/12	9.55	0.02	—	1.36	1.38	—	—	—	1.38	10.93	14.45		57,336	1.20		1.40		0.20		29
10/1/10 to 9/30/11(11)	9.95	0.13	0.07	(0.48)	(0.28)	(0.12)	—	(0.12)	(0.40)	9.55	(2.82)		66,411	1.20		1.40		1.20		18
10/1/09 to 9/30/10	9.34	0.10	0.02	0.64	0.76	(0.15)	—	(0.15)	0.61	9.95	8.06		85,330	1.20		1.50		1.07		4
10/1/08 to 9/30/09	10.50	0.07	0.01	(1.19)	(1.11)	(0.05)	—	(0.05)	(1.16)	9.34	(10.55)		101,083	1.04		1.33		0.91		20

Class I
10/1/13 to 3/31/14(12)	$10.98	0.11	0.07	0.35	0.53	(0.11)	—	(0.11)	0.42	$11.40	4.89	%(4)	$71,750	0.38	%(3)	0.38	%(3)	2.00	%(3)	12	%(4)
10/1/12 to 9/30/13	11.12	0.16	—	(0.05)	0.11	(0.25)	—	(0.25)	(0.14)	10.98	1.00		111,396	0.36	(7)	0.38		1.48		24
10/1/11 to 9/30/12	9.70	0.13	—	1.38	1.51	(0.09)	—	(0.09)	1.42	11.12	15.63		37,590	0.20		0.40		1.21		29
10/1/10 to 9/30/11(11)	10.06	0.23	0.06	(0.48)	(0.19)	(0.17)	—	(0.17)	(0.36)	9.70	(1.89)		36,495	0.20		0.39		2.16		18
10/1/09(6) to 9/30/10	9.27	0.18	0.01	0.84	1.03	(0.24)	—	(0.24)	0.79	10.06	11.11	(4)	31,732	0.20	(3)	0.51	(3)	1.83	(3)	4

The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

34

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Disciplined Equity
Style Fund
Class A
10/1/13 to 3/31/14(12)	$12.47	(0.03)	1.15	1.12	—	(0.78)	(0.78)	0.34	$12.81	9.05	%(4)	$526	1.60	%(3)	4.92	%(3)	(0.52	)%(3)	3	%(4)
12/18/12(6) to 9/30/13	10.00	—	2.55	2.55	(0.08)	— (5)	(0.08)	2.47	12.47	25.75	(4)	326	1.60	(3)	7.63	(3)	0.02	(3)	447	(4)

Class C
10/1/13 to 3/31/14(12)	$12.40	(0.08)	1.14	1.06	—	(0.78)	(0.78)	0.28	$12.68	8.60	%(4)	$280	2.35	%(3)	5.66	%(3)	(1.30	)%(3)	3	%(4)
12/18/12(6) to 9/30/13	10.00	(0.05)	2.53	2.48	(0.08)	— (5)	(0.08)	2.40	12.40	25.02	(4)	237	2.35	(3)	8.53	(3)	(0.51	)(3)	447	(4)

Class I
10/1/13 to 3/31/14(12)	$12.49	(0.02)	1.16	1.14	—	(0.78)	(0.78)	0.36	$12.85	9.20	%(4)	$1,106	1.35	%(3)	4.66	%(3)	(0.31	)%(3)	3	%(4)
12/18/12(6) to 9/30/13	10.00	0.05	2.52	2.57	(0.08)	— (5)	(0.08)	2.49	12.49	25.96	(4)	1,012	1.35	(3)	7.87	(3)	0.59	(3)	447	(4)
Disciplined Select
Bond Fund
Class A
10/1/13 to 3/31/14(12)	$9.44	0.08	0.09	0.17	(0.09)	—	(0.09)	0.08	$9.52	1.78	%(4)	$150	1.40	%(3)	7.05	%(3)	1.72	%(3)	593	%(4)
12/18/12(6) to 9/30/13	10.00	0.11	(0.57)	(0.46)	(0.10)	—	(0.10)	(0.56)	9.44	(4.53	)(4)	157	1.40	(3)	9.27	(3)	1.46	(3)	401	(4)

Class C
10/1/13 to 3/31/14(12)	$9.44	0.04	0.09	0.13	(0.06)	—	(0.06)	0.07	$9.51	1.39	%(4)	$116	2.15	%(3)	7.82	%(3)	0.95	%(3)	593	%(4)
12/18/12(6) to 9/30/13	10.00	0.05	(0.54)	(0.49)	(0.07)	—	(0.05)	(0.56)	9.44	(4.95	)(4)	114	2.15	(3)	10.14	(3)	0.70	(3)	401	(4)
Class I
10/1/13 to 3/31/14(12)	$9.45	0.09	0.09	0.18	(0.10)	—	(0.10)	0.08	$9.53	1.91	%(4)	$780	1.15	%(3)	6.82	%(3)	1.95	%(3)	593	%(4)
12/18/12(6) to 9/30/13	10.00	0.13	(0.55)	(0.42)	(0.13)	—	(0.13)	(0.55)	9.45	(4.28	)(4)	766	1.15	(3)	9.18	(3)	1.71	(3)	401	(4)
Disciplined Select
Country Fund
Class A
10/1/13 to 3/31/14(12)	$11.34	(0.01)	0.56	0.55	(0.06)	(0.14)	(0.20)	0.35	$11.69	4.86	%(4)	$227	1.70	%(3)	6.36	%(3)	(0.26	)%(3)	107	%(4)
12/18/12(6) to 9/30/13	10.00	0.03	1.31	1.34	—	—	—	1.34	11.34	13.40	(4)	171	1.70	(3)	8.97	(3)	0.38	(3)	115	(4)

Class C
10/1/13 to 3/31/14(12)	$11.28	(0.05)	0.55	0.50	—	(0.14)	(0.14)	0.36	$11.64	4.43	%(4)	$123	2.45	%(3)	7.09	%(3)	(0.86	)%(3)	107	%(4)
12/18/12(6) to 9/30/13	10.00	(0.04)	1.32	1.28	—	—	—	1.28	11.28	12.80	(4)	113	2.45	(3)	9.87	(3)	(0.55	)(3)	115	(4)

Class I
10/1/13 to 3/31/14(12)	$11.37	0.01	0.56	0.57	(0.09)	(0.14)	(0.23)	0.34	$11.71	4.96	%(4)	$975	1.45	%(3)	6.09	%(3)	0.14	%(3)	107	%(4)
12/18/12(6) to 9/30/13	10.00	0.04	1.33	1.37	—	—	—	1.37	11.37	13.70	(4)	909	1.45	(3)	8.87	(3)	0.46	(3)	115	(4)

The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

35

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Tax Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Expenses (including dividends and interest on short sales after expense waivers and reimbursements) to Average Net Assets(8)		Ratio of Expenses (including dividends and interest on short sales before expense waivers and reimburse ments) to Average Net Assets(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Dynamic AlphaSector®
Fund
Class A
10/1/13 to 3/31/14(12)	$11.73	(0.03)	1.35	1.32	—	—	—	—	1.32	$13.05	11.25	%(4)	$983,227	2.86	%(3)(9)	2.86	%(3)(9)	(0.40	)%(3)	74	%(4)
10/1/12 to 9/30/13	9.90	0.03	1.87	1.90	(0.04)	—	(0.03)	(0.07)	1.83	11.73	19.32		660,921	2.73	(7)(9)	2.83	(9)	0.27		137
10/1/11 to 9/30/12	9.09	0.08	0.73	0.81	—	—	—	—	0.81	9.90	8.91		109,724	2.78	(9)	3.06	(9)	0.86		165
10/1/10 to 9/30/11	10.57	(0.28)	(0.91)	(1.19)	—	(0.29)	—	(0.29)	(1.48)	9.09	(11.59)		6,615	4.35		4.65		(2.79)		186
10/1/09 to 9/30/10	10.50	(0.25)	0.32	0.07	—	—	—	—	0.07	10.57	0.67		17,556	3.76	(7)	4.04		(2.33)		155
10/1/08 to 9/30/09	9.81	(0.01)	0.70	0.69	—	—	—	—	0.69	10.50	7.03		74,749	4.04		4.23		(0.08)		253

Class B
10/1/13 to 3/31/14(12)	$10.94	(0.07)	1.25	1.18	—	—	—	—	1.18	$12.12	10.79	%(4)	$179	3.60	%(3)(9)	3.60	%(3)(9)	(1.15	)%(3)	74	%(4)
10/1/12 to 9/30/13	9.24	(0.07)	1.77	1.70	—	—	—	—	1.70	10.94	18.40		130	3.41	(7)(9)	3.52	(9)	(0.71)		137
10/1/11 to 9/30/12	8.54	(0.19)	0.89	0.70	—	—	—	—	0.70	9.24	8.20		150	4.23	(9)	4.81	(9)	(2.19)		165
10/1/10 to 9/30/11	10.04	(0.33)	(0.88)	(1.21)	—	(0.29)	—	(0.29)	(1.50)	8.54	(12.42)		260	5.02		5.32		(3.49)		186
10/1/09 to 9/30/10	10.06	(0.32)	0.30	(0.02)	—	—	—	—	(0.02)	10.04	(0.20)		670	4.55	(7)	4.83		(3.15)		155
10/1/08 to 9/30/09	9.47	(0.08)	0.67	0.59	—	—	—	—	0.59	10.06	6.23		1,435	4.83		5.02		(0.79)		253

Class C
10/1/13 to 3/31/14(12)	$10.88	(0.06)	1.24	1.18	—	—	—	—	1.18	$12.06	10.85	%(4)	$494,343	3.63	%(3)(9)	3.63	%(3)(9)	(1.08	)%(3)	74	%(4)
10/1/12 to 9/30/13	9.21	(0.04)	1.74	1.70	—	—	(0.03)	(0.03)	1.67	10.88	18.48		263,722	3.52	(7)(9)	3.62	(9)	(0.38)		137
10/1/11 to 9/30/12	8.52	0.01	0.68	0.69	—	—	—	—	0.69	9.21	8.10		27,123	3.61	(9)	3.91	(9)	0.12		165
10/1/10 to 9/30/11	10.00	(0.33)	(0.86)	(1.19)	—	(0.29)	—	(0.29)	(1.48)	8.52	(12.26)		2,330	5.07		5.38		(3.50)		186
10/1/09 to 9/30/10	10.02	(0.32)	0.30	(0.02)	—	—	—	—	(0.02)	10.00	(0.20)		4,249	4.62	(7)	4.90		(3.17)		155
10/1/08 to 9/30/09	9.43	(0.07)	0.66	0.59	—	—	—	—	0.59	10.02	6.26		4,434	4.84		5.03		(0.77)		253
Class I
10/1/13 to 3/31/14(12)	$11.84	(0.01)	1.35	1.34	—	—	—	—	1.34	$13.18	11.32	%(4)	$1,173,182	2.62	%(3)(9)	2.62	%(3)(9)	(0.13	)%(3)	74	%(4)
10/1/12 to 9/30/13	9.98	0.06	1.89	1.95	(0.06)	—	(0.03)	(0.09)	1.86	11.84	19.67		744,371	2.49	(7)(9)	2.59	(9)	0.50		137
10/1/11 to 9/30/12	9.12	0.05	0.81	0.86	—	—	—	—	0.86	9.98	9.43		112,349	2.78	(9)	3.06	(9)	0.49		165
10/1/10 to 9/30/11	10.58	(0.25)	(0.92)	(1.17)	—	(0.29)	—	(0.29)	(1.46)	9.12	(11.47)		27,976	4.03		4.33		(2.48)		186
10/1/09(6) to 9/30/10	10.49	(0.23)	0.32	0.09	—	—	—	—	0.09	10.58	0.95	(4)	70,434	3.69	(3)(7)	3.97	(3)	(2.20	)(3)	155

The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

36

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Premium AlphaSector®
Fund
Class A
10/1/13 to 3/31/14(12)	$11.76	0.03	0.76	0.79	(0.02)	(0.30)	(0.32)	0.47	$12.23	6.77	%(4)	$74,384	1.67	%(3)(10)	—	%(3)(15)	0.58	%(3)	82	%(4)
10/1/12 to 9/30/13	10.56	0.04	1.26	1.30	(0.06)	(0.04)	(0.10)	1.20	11.76	12.32		56,689	1.75	(10)	—	(13)	0.33		194
10/1/11 to 9/30/12	9.42	0.08	1.12	1.20	(0.06)	—	(0.06)	1.14	10.56	12.75		27,699	1.75		1.78		0.83		258
3/15/11(6) to 9/30/11	10.00	0.07	(0.63)	(0.56)	(0.02)	—	(0.02)	(0.58)	9.42	(5.62	)(4)	5,467	1.75	(3)	2.88	(3)	1.23	(3)	199	(4)

Class C
10/1/13 to 3/31/14(12)	$11.64	(0.01)	0.77	0.76	—	(0.30)	(0.30)	0.46	$12.10	6.37	%(4)	$61,247	2.37	%(3)(10)	—	%(3)(15)	(0.09	)%(3)	82	%(4)
10/1/12 to 9/30/13	10.50	(0.05)	1.25	1.20	(0.02)	(0.04)	(0.06)	1.14	11.64	11.52		44,239	2.48	(10)	—	(13)	(0.42)		194
10/1/11 to 9/30/12	9.40	— (5)	1.12	1.12	(0.02)	—	(0.02)	1.10	10.50	12.04		21,051	2.50		2.53		0.01		258
3/15/11(6) to 9/30/11	10.00	0.01	(0.61)	(0.60)	— (5)	—	—	(0.60)	9.40	(6.09	)(4)	4,885	2.50	(3)	3.81	(3)	0.17	(3)	199	(4)

Class I
10/1/13 to 3/31/14(12)	$11.80	0.05	0.77	0.82	(0.05)	(0.30)	(0.35)	0.47	$12.27	6.93	%(4)	$67,697	1.49	%(3)(10)	—	(3)(15)	0.85	%(3)	82	%(4)
10/1/12 to 9/30/13	10.58	0.07	1.25	1.32	(0.06)	(0.04)	(0.10)	1.22	11.80	12.59		38,889	1.50	(10)	—	(13)	0.58		194
10/1/11 to 9/30/12	9.42	0.09	1.14	1.23	(0.07)	—	(0.07)	1.16	10.58	13.15		19,112	1.50		1.52		0.90		258
3/15/11(6) to 9/30/11	10.00	0.07	(0.63)	(0.56)	(0.02)	—	(0.02)	(0.58)	9.42	(5.59	)(4)	9,565	1.50	(3)	2.85	(3)	1.37	(3)	199	(4)
Herzfeld Fund
Class A
10/1/13 to 3/31/14(12)	$10.45	0.23	0.60	0.83	(0.22)	(0.08)	(0.30)	0.53	$10.98	8.06	%(4)	$5,274	1.60	%(3)	2.08	%(3)	4.24	%(3)	16	%(4)
10/1/12 to 9/30/13	10.21	0.33	0.18	0.51	(0.26)	(0.01)	(0.27)	0.24	10.45	5.10		2,917	1.60		2.60		3.13		22
9/5/12(6) to 9/30/12	10.00	0.04	0.17	0.21	—	—	—	0.21	10.21	2.10	(4)	105	1.60	(3)	37.91	(3)	5.93		3	(4)

Class C
10/1/13 to 3/31/14(12)	$10.43	0.19	0.60	0.79	(0.19)	(0.08)	(0.27)	0.52	$10.95	7.62	%(4)	$8,618	2.35	%(3)	2.83	%(3)	3.56	%(3)	16	%(4)
10/1/12 to 9/30/13	10.21	0.25	0.19	0.44	(0.21)	(0.01)	(0.22)	0.22	10.43	4.36		4,942	2.35		3.25		2.40		22
9/5/12(6) to 9/30/12	10.00	0.03	0.18	0.21	—	—	—	0.21	10.21	2.10	(4)	102	2.35	(3)	38.62	(3)	5.21		3	(4)

Class I
10/1/13 to 3/31/14(12)	$10.46	0.24	0.60	0.84	(0.23)	(0.08)	(0.31)	0.53	$10.99	8.18	%(4)	$2,376	1.35	%(3)	1.84	%(3)	4.54	%(3)	16	%(4)
10/1/12 to 9/30/13	10.21	0.09	0.46	0.55	(0.29)	(0.01)	(0.30)	0.25	10.46	5.41		1,765	1.35		3.71		0.86		22
9/5/12(6) to 9/30/12	10.00	0.03	0.18	0.21	—	—	—	0.21	10.21	2.10	(4)	1,017	1.35	(3)	38.61	(3)	4.39		3	(4)
The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

37

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Premium AlphaSector®
Fund
Class A
10/1/13 to 3/31/14(12)	$15.52	0.03	1.72	1.75	(0.03)	(0.44)	(0.47)	1.28	$16.80	11.29	%(4)	$2,420,492	1.60	%(3)(14)	1.60	%(3)	0.32	%(3)	75	%(4)
10/1/12 to 9/30/13	13.43	0.11	2.09	2.20	(0.11)	—	(0.11)	2.09	15.52	16.50		1,937,456	1.62	(14)	1.62		0.75		140
10/1/11 to 9/30/12	11.69	0.10	1.73	1.83	(0.09)	—	(0.09)	1.74	13.43	15.74		1,323,109	1.64		1.64		0.80		297
10/1/10 to 9/30/11	11.17	0.10	0.52	0.62	(0.08)	(0.02)	(0.10)	0.52	11.69	5.47		958,603	1.67	(10)	1.67		0.80		247
7/1/10(6) to 9/30/10	10.00	0.12	1.05	1.17	—	—	—	1.17	11.17	11.70	(4)	88,916	1.70	(3)	1.83	(3)	4.64	(3)	47	(4)

Class C
10/1/13 to 3/31/14(12)	$15.39	(0.03)	1.71	1.68	—	(0.44)	(0.44)	1.24	$16.63	10.94	%(4)	$1,770,701	2.35	%(3)(14)	2.35	%(3)	(0.43	)%(3)	75	%(4)
10/1/12 to 9/30/13	13.34	—	2.07	2.07	(0.02)	—	(0.02)	2.05	15.39	15.55		1,307,857	2.37	(14)	2.37		0.02		140
10/1/11 to 9/30/12	11.62	0.01	1.72	1.73	(0.01)	—	(0.01)	1.72	13.34	14.91		767,602	2.38		2.39		0.09		297
10/1/10 to 9/30/11	11.15	0.02	0.51	0.53	(0.04)	(0.02)	(0.06)	0.47	11.62	4.68		457,630	2.38	(10)	2.42		0.13		247
7/1/10(6) to 9/30/10	10.00	0.09	1.06	1.15	—	—	—	1.15	11.15	11.50	(4)	29,864	2.45	(3)	2.67	(3)	3.51	(3)	47	(4)

Class I
10/1/13 to 3/31/14(12)	$15.54	0.05	1.72	1.77	(0.04)	(0.44)	(0.48)	1.29	$16.83	11.45	%(4)	$3,323,949	1.35	%(3)(14)	1.35	%(3)	0.58	%(3)	75	%(4)
10/1/12 to 9/30/13	13.45	0.15	2.08	2.23	(0.14)	—	(0.14)	2.09	15.54	16.75		2,580,005	1.37	(14)	1.37		1.02		140
10/1/11 to 9/30/12	11.71	0.14	1.72	1.86	(0.12)	—	(0.12)	1.74	13.45	15.98		1,479,042	1.39		1.39		1.10		297
10/1/10 to 9/30/11	11.17	0.14	0.52	0.66	(0.10)	(0.02)	(0.12)	0.54	11.71	5.78		754,415	1.42	(10)	1.42		1.09		247
7/1/10(6) to 9/30/10	10.00	0.11	1.06	1.17	—	—	—	1.17	11.17	11.70	(4)	24,549	1.45	(3)	1.75	(3)	4.02	(3)	47	(4)

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	The effect of dividend and interest expense on securities sold short, increased the expense ratio by the following:

10/1/13 to 3/31/14	0.56%
10/1/12 to 9/30/13	0.38%
10/1/11 to 9/30/12	0.63%
If interest and dividends were excluded the ratio would be lower.
(10)	See Note 3C in the Notes to Financial Statements for information on recapture of expense previously waived.
(11)	Effective December 1, 2010, the Adviser has discontinued charging an advisory fee.
(12)	Unaudited
(13)	Prior to recapture of expenses previously waived, the gross ratio was 1.71%, 2.46%, and 1.46% for Class A, Class C, and Class I, respectively.
(14)	The Fund is currently under its expense limitation.
(15)	Prior to recapture of expenses previously waived, the gross ratio was 1.64%, 2.39%, and 1.40% for Class A, Class C, and Class I, respectively.

See Notes to Financial Statements

38

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (Unaudited)

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

As of the date of this report, 31 funds are offered for sale, of which ten (each a “Fund”) are reported in this semiannual report.

Each Fund is diversified and has a distinct investment objective. The Funds have the following investment objectives:

Fund	Investment Objective
Allocator Premium AlphaSector™ Fund	Capital appreciation.
AlphaSector™ Rotation Fund	Long-term capital appreciation.
Alternatives Diversifier Fund	Long-term capital appreciation.
Disciplined Equity Style Fund	Capital appreciation.
Disciplined Select Bond Fund	High total return from current income and capital appreciation.
Disciplined Select Country Fund	Capital appreciation.
Dynamic AlphaSector™ Fund	Long-term capital appreciation.
Global Premium AlphaSector™ Fund	Capital appreciation.
Herzfeld Fund	Capital appreciation and current income.
Premium AlphaSector™ Fund	Long-term capital appreciation.

There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class A shares, Class C shares, and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions, (For more information regarding Qualifying Transactions, refer to the prospectus.) Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder servicing plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

39

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds “ETFs”, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE generally 4 pm Eastern time each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2014, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2010 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of the Funds indirectly bear the pro-rata expenses of any underlying mutual funds in which a Fund invests.

40

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

F.	Foreign Currency Translation

Non U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on non-U.S. currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Short Sales

($ reported in thousands)

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Dynamic AlphaSector™ Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

H.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2014, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
AlphaSector™ Rotation Fund	$2,315	$2,340
Premium AlphaSector Fund	24,548	24,799

Note	3. Investment Advisory Fee and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the following Funds:

	1st $2 Billion	$2 + Billion through $4 Billion	$4 + Billion
Allocator Premium AlphaSector™ Fund	1.10%	1.05%	1.00%
Disciplined Equity Style Fund	1.00	0.95	0.90
Disciplined Select Bond Fund	0.80	0.75	0.70
Disciplined Select Country Fund	1.10	1.05	1.00
Global Premium AlphaSector™ Fund	1.10	1.05	1.00

	1st $1 Billion	$1 + Billion
AlphaSector™ Rotation Fund	0.45%	0.40%
Dynamic AlphaSector™ Fund*	1.50	1.40
Herzfeld Fund	1.00	0.95

Premium AlphaSector™ Fund – 1.10% of the average daily net assets.

Alternatives Diversifier Fund – the Adviser has discontinued charging an advisory fee.

*	The advisory fee is calculated based on average daily managed assets. Beginning February 6, 2013, the advisory fee for this Fund is subject to a performance adjustment, which may increase or decrease the advisory fee based upon how well the Fund has performed relative to the S&P 500® Index. For the six months ended March 31, 2014, there was $399 of additional advisory fee expense related to the performance fee adjustment. Such performance adjustment is included in the Investment Advisory Fees in the Statement of Operations.

41

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

B.	Subadvisers

The Subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the Subadvisers and the Fund(s) they serve is as follows:

Fund	Subadviser(s)
Allocator Premium AlphaSector™ Fund	FSIA(1)(3), Euclid(4)
AlphaSector™ Rotation Fund	FSIA(1)(3), Euclid(4)
Alternatives Diversifier Fund	Euclid(4)
Disciplined Equity Style Fund	Newfound(5)
Disciplined Select Bond Fund	Newfound(5)
Disciplined Select Country Fund	Newfound(5)
Dynamic AlphaSector™ Fund	FSAA(2)(3), Euclid(4)
Global Premium AlphaSector™ Fund	FSIA(1)(3), Euclid(4)
Herzfeld Fund	Herzfeld(6)
Premium AlphaSector™ Fund	FSIA(1)(3), Euclid(4)

(1)	F-Squared Institutional Advisors, LLC (“FSIA”)
(2)	F-Squared Alternative Advisors LLC (“FSAA”)
(3)	FSIA or FSAA (collectively “F-Squared”) provides Euclid with a model portfolio. Final allocations and trading for each Fund are conducted by Euclid based on F-Squared’s recommendations.
(4)	Euclid Advisors, LLC, (“Euclid”) an indirect wholly-owned subsidiary of Virtus.
(5)	Newfound Investments, LLC, an indirect wholly-owned subsidiary of Virtus.
(6)	Thomas J, Herzfeld Advisors, Inc.

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Funds’ total operating expenses (excluding interest, taxes, extraordinary expenses and acquired funds fees and expenses, if any), so that such expenses do not exceed the percentages of the Fund’s average daily net asset values as listed below. The Adviser may discontinue these voluntary expense caps at any time.

	Class A	Class C	Class I
Allocator Premium AlphaSector™ Fund	1.75%	2.50%	1.50%
Alternatives Diversifier Fund(1)	N/A	N/A	N/A
Disciplined Equity Style Fund	1.60	2.35	1.35
Disciplined Select Bond Fund	1.40	2.15	1.15
Disciplined Select Country Fund	1.70	2.45	1.45
Dynamic AlphaSector™ Fund(2)	N/A	N/A	N/A
Global Premium AlphaSector™ Fund	1.75	2.50	1.50
Herzfeld Fund	1.60	2.35	1.35
Premium AlphaSector™ Fund	1.70	2.45	1.45

(1)	For the period October 1, 2012 to December 31, 2012, the Adviser agreed to limit total operating expenses of the Alternatives Diversifier Fund so that such expense did not exceed 0.20% of the Fund’s average daily net asset value (excluding 12b-1 fees and/or shareholder servicing fees). Effective January 1, 2013 the Adviser discontinued this expense limitation.

(2)	For the period October 1, 2012 to August 21, 2013, the Adviser agreed to limit “other expenses” of the Dynamic AlphaSectorTM Fund, so that such expense did not exceed 0.15% of such Fund’s average daily net asset value. For purposes of this arrangement “other expenses” are all expenses necessary or appropriate for the operation of the Fund, excluding the Adviser’s investment advisory or management fee, Rule 12b-1 fees and/or shareholder servicing fees, front-end or contingent deferred loads, taxes, interest, brokerage commissions, prime brokerage interest expenses, dividends on short sales, expenses incurred in connection with any merger or reorganization, extraordinary expenses, and acquired fund fees and expenses. Effective August 22, 2013, the Adviser discontinued this expense limitation.

For certain Funds the Adviser may recapture operating expenses waived or reimbursed, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser-reimbursed expenses ($ reported in thousands) may be recaptured by the fiscal year ending:

	Expiration Date
	2014	2015	2016	Total
Alternatives Diversifier Fund	$435	$348	$75	$858
Disciplined Equity Style Fund	—	—	64	64
Disciplined Select Bond Fund	—	—	64	64
Disciplined Select Country Fund	—	—	64	64
Dynamic AlphaSector Fund	221	205	794	1,220
Global Premium AlphaSector*	21	12	—	33
Herzfeld Fund	—	25	68	93

*	Adviser is currently recapturing previously waived or reimbursed expenses.

42

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

D.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2014, it retained net commissions of $1,155 of Class A shares and deferred sales charges of $97, $—(3) and $282 for Class A shares, Class B shares and Class C shares respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class B and Class C shares. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	The Funds invest in ETFs. In addition to the fees listed the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2)	The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
(3)	Amount is less than $500.

E.	Administrator and Transfer Agent

($ reported in thousands)

Virtus Fund Services LLC, an indirect wholly-owned subsidiary of Virtus serves as the Administrator and Transfer Agent.

For the period ended March 31, 2014, the Funds incurred administration fees from the Trust totaling $5,171 which are included in the Statements of Operations.

For the period ended March 31, 2014, the Funds incurred transfer agent fees from the Trust totaling $6,165 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

F.	Affiliated Shareholders

($ reported in thousands)

At March 31, 2014, Virtus and its affiliates, BMO Bankcorp. (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Disciplined Equity Style Fund
Class A	10,704	$137
Class C	10,707	136
Class I	85,632	1,100
Disciplined Select Bond Fund
Class A	10,207	97
Class C	10,133	96
Class I	81,886	780
Disciplined Select Country Fund
Class A	10,172	119
Class C	10,120	118
Class I	81,533	955
Herzfeld Fund
Class A	10,561	116
Class C	10,472	115
Class I	84,749	931
Premium AlphaSector™ Fund
Class A	3,182	53
Class C	158	3

43

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

G.	Investments in Affiliates

A summary of the Alternatives Diversifier Fund’s total long-term and short-term purchases and sales of the Class I shares of the affiliated underlying funds(1) during the six months ended March 31, 2014 is as follows:

	Value, beginning of fiscal year	Purchases(2)	Sales Proceeds
Global Commodities Stock	$26,306	$3,800	$9,345
Global Dividend Fund	45,577	768	13,494
Global Real Estate Securities Fund	13,875	334	2,175
International Real Estate Securities Fund	17,742	3,617	5,850
Real Estate Securities Fund	17,859	4,330	5,810
Senior Floating Rate Fund	23,205	3,878	8,810

	$144,564	$16,727	$45,484

	Value, end of fiscal year	Dividend Income	Distributions of Realized Gains
Global Commodities Stock	$20,796	—	—
Global Dividend Fund	36,254	$768	—
Global Real Estate Securities Fund	12,630	276	$96
International Real Estate Securities Fund	15,678	417	—
Real Estate Securities Fund	16,535	127	1,003
Senior Floating Rate Fund	18,461	427	—

	$120,354	$2,015	$1,099

(1)	The Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2014, the Fund was the owner of record of approximately 89% of the Global Commodities Stock Fund, 38% of the International Real Estate Securities Fund, 29% of the Global Real Estate Securities Fund, and 26% of the Global Dividend Fund.
(2)	Includes reinvested dividends from income and capital gain distributions.

Note	4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2014, were as follows:

	Purchases	Sales
Allocator Premium AlphaSector™ Fund	$954,738	$835,847
AlphaSector™ Rotation Fund	400,232	312,019
Alternatives Diversifier Fund	21,771	75,140
Disciplined Equity Style Fund	167	44
Disciplined Select Bond Fund	6,025	6,070
Disciplined Select Country Fund	1,349	1,318
Dynamic AlphaSector Fund	2,756,014	1,791,578
Herzfeld Fund	8,036	1,952
Global Premium AlphaSector™ Fund	187,147	135,411
Premium AlphaSector™ Fund	6,047,498	5,044,229

	Buy Cover	Short Sales
Dynamic AlphaSector Fund	$262,440	$481,879

44

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

Note	5. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Allocator Premium AlphaSector® Fund				AlphaSector® Rotation Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013		Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	3,798	$43,999	6,565	$72,792	5,310	$75,885	5,882	$77,208
Reinvestment of distributions	156	1,816	46	493	1,266	18,046	687	8,016
Shares repurchased	(2,148)	(24,886)	(2,645)	(29,311)	(2,801)	(40,014)	(4,402)	(56,066)

Net Increase / (Decrease)	1,806	$20,929	3,966	$43,974	3,775	$53,917	2,167	$29,158

Class C
Sale of shares	7,586	$87,141	10,904	$119,789	3,300	$46,878	4,743	$61,118
Reinvestment of distributions	274	3,169	18	192	852	12,024	369	4,230
Shares repurchased	(2,488)	(28,585)	(2,712)	(29,800)	(1,096)	(15,560)	(2,324)	(29,159)

Net Increase / (Decrease)	5,372	$61,725	8,210	$90,181	3,056	$43,342	2,788	$36,189

Class I
Sale of shares	8,843	$102,776	13,895	$154,327	4,401	$63,303	6,710	$87,620
Reinvestment of distributions	367	4,292	134	1,436	717	10,213	375	4,390
Shares repurchased	(7,458)	(86,254)	(5,731)	(63,710)	(2,305)	(32,876)	(4,660)	(59,901)

Net Increase / (Decrease)	1,752	$20,814	8,298	$92,053	2,813	$40,640	2,425	$32,109

	Alternatives Diversifier Fund				Disciplined Equity Style Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013		Six Months Ended March 31, 2014 (Unaudited)		From Inception December 18, 2012 to September 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	256	$2,849	750	$8,326	14	$183	27	$289
Reinvestment of distributions	28	311	89	974	2	22	— (1)	1
Shares repurchased	(742)	(8,234)	(2,058)	(22,743)	(1)	(15)	(1)	(11)

Net Increase / (Decrease)	(458)	$(5,074)	(1,219)	$(13,443)	15	$190	26	$279

Class C
Sale of shares	67	$731	253	$2,785	2	$24	19	$207
Reinvestment of distributions	—	—	31	332	1	15	— (1)	1
Shares repurchased	(666)	(7,302)	(1,390)	(15,225)	— (1)	(1)	— (1)	(1)

Net Increase / (Decrease)	(599)	$(6,571)	(1,106)	$(12,108)	3	$38	19	$207

Class I
Sale of shares	2,035	$22,560	8,421	$94,425	—	$—	80	$805
Reinvestment of distributions	28	303	45	495	5	63	1	7
Shares repurchased	(5,912)	(65,332)	(1,701)	(18,859)	—	—	—	—

Net Increase / (Decrease)	(3,849)	$(42,469)	6,765	$76,061	5	$63	81	$812

(1)	Amount is less than 500.

45

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

	Disciplined Select Bond Fund						Disciplined Select Country Fund
	Six Months Ended March 31, 2014 (Unaudited)			From Inception December 18, 2012 to September 30, 2013			Six Months Ended March 31, 2014 (Unaudited)			From Inception December 18, 2012 to September 30, 2013
	SHARES		AMOUNT	SHARES		AMOUNT	SHARES		AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	—		$—	17		$164	4		$48	15	$152
Reinvestment of distributions	—	(1)	1	—	(1)	2	—	(1)	3	—	—
Shares repurchased	(1)		(10)	—		—	—		—	—	—

Net Increase / (Decrease)	(1)		$(9)	17		$166	4		$51	15	$152

Class C
Sale of shares	—		$—	12		$119	—	(1)	$5	10	$100
Reinvestment of distributions	—	(1)	1	—	(1)	1	—	(1)	1	—	—
Shares repurchased	—		—	—		—	—		—	—	—

Net Increase / (Decrease)	—	(1)	$1	12		$120	—	(1)	$6	10	$100

Class I
Sale of shares	—		$—	80		$800	2		$20	80	$800
Reinvestment of distributions	1		8	1		10	2		19	—	—
Shares repurchased	—		—	—		—	—		—	—	—

Net Increase / (Decrease)	1		$8	81		$810	4		$39	80	$800

	Dynamic AlphaSector® Fund				Global Premium AlphaSector® Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013		Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	27,208	$342,596	51,387	$567,419	2,268	$27,487	4,499	$49,646
Reinvestment of distributions	—	—	124	1,293	137	1,674	33	350
Shares repurchased	(8,208)	(103,525)	(6,258)	(70,393)	(1,146)	(13,800)	(2,334)	(26,017)

Net Increase / (Decrease)	19,000	$239,071	45,253	$498,319	1,259	$15,361	2,198	$23,979

Class B
Sale of shares	4	$42	2	$22	—	$—	—	$—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Shares repurchased	(1)	(9)	(6)	(64)	—	—	—	—

Net Increase / (Decrease)	3	$33	(4)	$(42)	—	$—	—	$—

Class C
Sale of shares	18,066	$210,242	22,213	$230,795	1,516	$18,179	2,120	$23,752
Reinvestment of distributions	— (1)	— (1)	15	138	107	1,299	11	116
Shares repurchased	(1,311)	(15,238)	(933)	(9,575)	(359)	(4,257)	(337)	(3,755)

Net Increase / (Decrease)	16,755	$195,004	21,295	$221,358	1,264	$15,221	1,794	$20,113

Class I
Sale of shares	37,591	$477,398	59,017	$660,499	2,547	$30,819	2,234	$25,190
Reinvestment of distributions	— (1)	— (1)	195	2,034	106	1,295	18	192
Shares repurchased	(11,494)	(146,203)	(7,583)	(84,882)	(430)	(5,167)	(763)	(8,552)

Net Increase / (Decrease)	26,097	$331,195	51,629	$577,651	2,223	$26,947	1,489	$16,830

(1)	Amount is less than 500.

46

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

	Herzfeld Fund				Premium AlphaSector® Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013		Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	202	$2,167	270	$2,890	34,498	$563,377	60,488	$885,745
Reinvestment of distributions	10	110	3	32	3,560	58,735	787	10,779
Shares repurchased	(11)	(117)	(5)	(46)	(18,846)	(308,158)	(34,940)	(501,133)

Net Increase / (Decrease)	201	$2,160	268	$2,876	19,212	$313,954	26,335	$395,391

Class C
Sale of shares	306	$3,279	481	$5,140	25,345	$410,215	37,863	$553,394
Reinvestment of distributions	15	164	4	37	2,071	33,878	77	997
Shares repurchased	(8)	(91)	(21)	(217)	(5,875)	(94,982)	(10,536)	(149,806)

Net Increase / (Decrease)	313	$3,352	464	$4,960	21,541	$349,111	27,404	$404,585

Class I
Sale of shares	45	$480	100	$1,063	52,169	$852,123	97,169	$1,426,504
Reinvestment of distributions	6	63	4	40	4,004	66,141	920	12,751
Shares repurchased	(3)	(34)	(35)	(359)	(24,686)	(403,625)	(42,065)	(602,261)

Net Increase / (Decrease)	48	$509	69	$744	31,487	$514,639	56,024	$836,994

Note	6. 10% Shareholders

As of March 31, 2014, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below.

	% of Shares Outstanding	Number of Accounts
Allocator Premium AlphaSector Fund	40%	3
Alternatives Diversifier Fund	17	1
Disciplined Equity Style Fund	57	1	*
Disciplined Select Bond Fund	75	1	*
Disciplined Select Country Fund	72	1	*
Dynamic AlphaSector Fund	34	3
Herzfeld Fund	22	1

*	Includes affiliated shareholder accounts.

Note	7. Credit Risk and Asset Concentration

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors. At March 31, 2014, the Funds did not invest a high percentage of their assets in specific sectors.

Note	8. Indemnifications

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, each Trustee has entered into an indemnification agreement with the Trust. In addition in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and, expect the risk of loss to be remote.

Note	9. Exemptive Order

On August 23, 2010, the SEC issued an amended order under Section 12(d) (1) (J) of the 1940 Act granting an exemption from Sections 12(d) (1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange-traded funds, in each case subject to certain conditions.

47

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

Note	10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Allocator Premium AlphaSectorTM Fund	$674,256	$51,815	$(50)	$51,765
AlphaSectorTM Rotation Fund	674,195	148,432	(2,511)	145,921
Alternatives Diversifier Fund	166,532	17,582	(24,740)	(7,158)
Disciplined Equity Style Fund	1,591	326	—	326
Disciplined Select Bond Fund	1,033	3	(11)	(8)
Disciplined Select Country Fund	1,152	147	—	147
Dynamic AlphaSectorTM Fund - Investments	2,975,608	350,518	—	350,518
Dynamic AlphaSectorTM Fund - Short Sales	(415,275)	—	(23,321)	(23,321)
Global Premium AlphaSectorTM Fund	185,869	19,792	—	19,792
Herzfeld Fund	16,084	469	(429)	40
Premium AlphaSectorTM Fund	6,463,538	1,080,792	(18,342)	1,062,450

The Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2016	2018	No Expiration	Total
AlphaSector™ Rotation Fund	—	$1,080	—	$1,080
Alternatives Diversifier Fund	—	53,403	—	53,403
Disciplined Select Bond Fund	—	—	$9	9
Dynamic AlphaSector™ Fund	$24	—	2,010	2,034

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	11. Borrowings

($ reported in thousands)

The Dynamic AlphaSector Fund (the “Fund”) intends to employ leverage in the form of borrowing on its long positions in circumstances where the Fund has determined to take long positions representing four or more sectors. The aggregate amount of leverage being used by the Fund at any time will depend on the number of sectors in which the Fund takes a long position, with the maximum amount of leverage being used where the Fund takes long positions in all nine sectors. In that event, the amount of leverage will not exceed 30% of the Fund’s net assets, including borrowings.

Effective February 6, 2012, the Fund entered into a collateralized loan agreement with Merrill Lynch Professional Clearing Corp. (“prime broker”) to provide margin financing. During the six months ended March 31, 2014, the Fund utilized margin financing for 365 days at an average interest rate of 0.602% and with an average daily borrowing balance during the year of $504,740. As of March 31, 2014, outstanding margin debt amounted to $603,041, which is located under “Loan payable” on the Statement of Assets and Liabilities. In order to attain leveraged exposure, the Fund incurs a cost of Open Fed Funds Rate plus a spread on debit financing. For the six months ended March 31, 2014, these costs amounted to $1,651 and are included within “interest expenses” on the Statement of Operations.

Note	12. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

48

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Allocator Premium AlphaSector® Fund, Virtus AlphaSector® Rotation Fund, Virtus Alternatives Diversifier Fund, Virtus Disciplined Equity Style Fund, Virtus Disciplined Select Bond Fund, Virtus Disciplined Select Country Fund, Virtus Dynamic AlphaSector® Fund, Virtus Global Premium AlphaSector® Fund, Virtus Herzfeld Fund and Virtus Premium AlphaSector® Fund (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held November 12-14, 2013, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information provided by VIA and each Subadviser, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

49

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended September 30, 2013.

Virtus Allocator Premium AlphaSector® Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.

Virtus AlphaSector® Rotation Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 5-year period and underperformed the median of its Performance Universe for the 1-, 3-, and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 5- and 10-year periods and underperformed its benchmark for the 1- and 3-year periods.

Virtus Alternatives Diversifier Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5- year periods.

Virtus Disciplined Equity Style Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the slightly greater than 9 month period ended September 30, 2013.

Virtus Disciplined Select Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the slightly greater than 9 month period ended September 30, 2013.

Virtus Disciplined Select Country Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the slightly greater than 9 month period ended September 30, 2013.

Virtus Dynamic AlphaSector® Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 5- year periods and underperformed the median of its Performance Universe for the 3- and 10- year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

Virtus Global Premium AlphaSector® Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.

Virtus Premium AlphaSector® Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1- and 3- year periods.

Virtus Herzfeld Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.

With respect to certain Funds, the Board also considered management’s discussion about the reasons for each Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of a Fund’s expenses, including the type and size of a Fund relative to the other funds in its Expense Group.

Virtus Allocator Premium AlphaSector® Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus AlphaSector® Rotation Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Alternatives Diversifier Fund. The Board considered that the Fund’s net management fee was below the median of the Expense Group while its net total expenses were above the median of the Expense Group.

50

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus Disciplined Equity Style Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group while its net total expenses after waivers was the same as the median of the Expense Group.

Virtus Disciplined Select Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus Disciplined Select Country Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group while its net total expenses after waivers was above the median of the Expense Group.

Virtus Dynamic AlphaSector® Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Global Premium AlphaSector® Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Premium AlphaSector® Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group, while its net total expenses were below the median of the Expense Group.

Virtus Herzfeld Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group, while its net total expenses after waivers was above the median of the Expense Group.

Based on the level and type of services provided, the Board determined that each Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA and therefore the Board considered the profitability of VIA and the Subadviser together. In addition, with respect to F-Squared Alternative Advisors, LLC, F-Squared Institutional Advisors, LLC and Thomas J. Herzfeld Advisors, Inc., the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate these Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of each of the applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

51

Virtus Herzfeld Fund,

a series of Virtus Opportunities Trust

Supplement dated January 2, 2014 to the

Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 31, 2013, as supplemented and revised

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2014, the following disclosure hereby replaces the current disclosure under “Portfolio Management” in the fund’s summary prospectus and in the summary section of the statutory prospectus:

ð	Erik M. Herzfeld, Managing Director at Herzfeld. Mr. Herzfeld has served as a Portfolio Manager of the fund since inception in September 2012.
ð	Thomas J. Herzfeld, Chairman of Herzfeld. Mr. Herzfeld has served as a Portfolio Manager of the fund since inception in September 2012.

The table and the biographical information under “Herzfeld” in the section “Portfolio Management” on page 191 is hereby replaced with the following:

Virtus Herzfeld Fund	Erik M. Herzfeld Thomas J. Herzfeld (each since the fund’s inception in September 2012)

Erik M. Herzfeld. Mr. Herzfeld is Managing Director at Herzfeld and is responsible for closed-end fund trading and portfolio management activities. He also serves as portfolio manager for a closed-end fund managed by Herzfeld. Before joining the firm in 2007, he served in quantitative research and trading roles with both Lehman Brothers (1998 – 2000) and JPMorgan (2000 – 2007), where he served as a Vice President in New York and Asia.

Thomas J. Herzfeld. Mr. Herzfeld is the Chairman and President of Herzfeld. He also serves as portfolio manager for closed-end fund trading programs and a closed-end fund managed by Herzfeld. He is author of the first textbook published on the subject of closed-end funds, The Investor’s Guide to Closed-End Funds (McGraw-Hill, 1979), as well as five other books dedicated to the industry. He is widely considered to be the leading expert in the field of closed-end funds. Mr. Herzfeld has been quoted in thousands of articles and has written hundreds of his own on the subject of closed-end funds. He has written periodically for Barron’s and has made television appearances on Wall Street Week, The Nightly Business Report and CNBC. Prior to 1981, Mr. Herzfeld was Executive Vice President and Director of a NYSE member firm.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/HerzfeldPMs (1/14)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase & Co.

1 Chase Manhattan Plaza,

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Telephone Orders	1-800-367-5877
Text Telephone	1-800-243-1926
Web site	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8454	05-14

SEMIANNUAL REPORT

Virtus Bond Fund

Virtus CA Tax-Exempt Bond Fund

Virtus High Yield Fund

Virtus Low Volatility Equity Fund

Virtus Multi-Sector Intermediate Bond Fund

Virtus Senior Floating Rate Fund

Virtus Wealth Masters Fund

March 31, 2014 TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The past six months were generally strong for equities, despite some volatility in the first part of 2014. For much of January and February, uncertainty around the emerging markets economies, the Russia-Ukraine crisis, a winter-related slowing of U.S. growth, and the Federal Reserve’s asset purchase tapering prompted investors to seek “safety” in other investments, such as bonds. As March drew to a close, worries eased and stocks regained their footing.

For the six-month period ended March 31, 2014, the U.S. stock market produced strong, double-digit returns. The S&P 500® Index gained 12.51%, the Dow Jones Industrial Average rose 10.05%, and the NASDAQ Composite Index was up 12.02%. International equities had mixed performance, as developed markets led by Europe, generally posted strong returns, while emerging markets underperformed after several years of strong asset inflows.

Following the Fed’s pre-taper announcement last May, the bond market struggled for much of 2013 but rallied at year-end into early 2014. The 10-year Treasury yield rose above 3.00% at the end of 2013 for the first time since July 2011, but declined to 2.73% on March 31. The broad fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, rose 1.70% for the six-month period.

Looking ahead, the prospect of higher interest rates will likely be a key market focus, particularly after the Fed ends its bond purchases, expected later this year. However, higher rates signify an improving economy, and should give investors good reason for optimism. The U.S. is showing signs of a return to growth in hiring, consumer spending, and housing. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings. Globally, China’s recovery remains tenuous, while Europe’s economy is gaining strength.

Market uncertainty is an ever present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

Thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2014

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2013 to March 31, 2014

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without sales charges. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio	Expenses Paid During the Period*
Bond Fund
Actual
Class A	$1,000.00	$1,043.00	0.85%	$4.33
Class B	1,000.00	1,038.30	1.60	8.13
Class C	1,000.00	1,038.20	1.60	8.13
Class I	1,000.00	1,043.60	0.60	3.06
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.29
Class B	1,000.00	1,016.85	1.60	8.08
Class C	1,000.00	1,016.85	1.60	8.08
Class I	1,000.00	1,021.90	0.60	3.03
CA Tax Exempt Bond Fund
Actual
Class A	$1,000.00	$1,040.00	0.85%	$4.32
Class I	1,000.00	1,041.28	0.60	3.05
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.29
Class I	1,000.00	1,021.90	0.60	3.03
High Yield Fund
Actual
Class A	$1,000.00	$1,069.20	1.15%	$5.93
Class B	1,000.00	1,064.50	1.90	9.78
Class C	1,000.00	1,063.80	1.90	9.78
Class I	1,000.00	1,068.10	0.90	4.64
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.13	1.15	5.81
Class B	1,000.00	1,015.34	1.90	9.59
Class C	1,000.00	1,015.34	1.90	9.59
Class I	1,000.00	1,020.39	0.90	4.54
Low Volatility Equity Fund
Actual
Class A	$1,000.00	$1,102.10	1.55%	$8.12
Class C	1,000.00	1,098.50	2.30	12.03
Class I	1,000.00	1,103.30	1.30	6.82
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.11	1.55	7.83
Class C	1,000.00	1,013.32	2.30	11.61
Class I	1,000.00	1,018.37	1.30	6.56
Multi-Sector Intermediate Bond Fund
Actual
Class A	$1,000.00	$1,047.60	1.11%	$5.67
Class B	1,000.00	1,044.80	1.86	9.48
Class C	1,000.00	1,043.30	1.86	9.48
Class I	1,000.00	1,049.80	0.86	4.39
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.33	1.11	5.60
Class B	1,000.00	1,015.54	1.86	9.39
Class C	1,000.00	1,015.54	1.86	9.39
Class I	1,000.00	1,020.59	0.86	4.34
Senior Floating Rate Fund†
Actual
Class A	$1,000.00	$1,028.40	1.17%	$5.92
Class C	1,000.00	1,023.50	1.92	9.69
Class I	1,000.00	1,028.70	0.92	4.65
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.02	1.17	5.91
Class C	1,000.00	1,015.24	1.92	9.69
Class I	1,000.00	1,020.29	0.92	4.64

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2013 to March 31, 2014

Expense Table
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio	Expenses Paid During the Period*
Wealth Masters Fund
Actual
Class A	$1,000.00	$1,100.60	1.45%	$7.59
Class C	1,000.00	1,096.70	2.20	11.50
Class I	1,000.00	1,102.00	1.20	6.29
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.61	1.45	7.32
Class C	1,000.00	1,013.82	2.20	11.11
Class I	1,000.00	1,018.87	1.20	6.06

*	Expenses are equal to the relevant Funds’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
†	Expenses include interest expense and other fees on borrowings

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

KEY INVESTMENT TERMS

MARCH 31, 2014 (Unaudited)

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Dow Jones Industrial AverageSM

A priceweighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The central bank of the United States responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

iShares®

Represents shares of an open-end exchange-traded fund.

NASDAQ Composite Index

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

When-issued and Forward Commitments (Delayed Delivery)

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

MARCH 31, 2014 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

Bond Fund

Corporate Bonds and Notes		56%
Financials	23%
Energy	7
Consumer Discretionary	6
All other Corporate Bonds and Notes	20
Mortgage-Backed Securities		22
Loan Agreements		9
Other (includes short-term investments)		13

Total		100%

CA Tax-Exempt Bond Fund

Tax-Exempt Municipal Bonds		100%
General Revenue	23%
General Obligation	20
Pre-Refunded	17
Water & Sewer Revenue	9
Transportation Revenue	6
Development Revenue	6
Medical Revenue	6
Other	13

Total		100%

High Yield Fund

Corporate Bonds and Notes		79%
Consumer Discretionary	18%
Financials	10
Energy	9
Health Care	9
Telecommunication Services	9
Materials	8
All other Corporate Bonds and Notes	16
Loan Agreements		16
Other (includes short-term investments)		5

Total		100%

Low Volatility Equity Fund

Exchange Traded Funds	98%
Other (includes short-term investments)	2

Total	100%

Multi-Sector Intermediate Bond Fund

Corporate Bonds and Notes		60%
Financials	21%
Energy	9
Consumer Discretionary	7
Industrials	7
All other Corporate Bonds and Notes	16
Loan Agreements		13
Foreign Government Securities		10
Mortgage-Backed Securities		8
Other (includes short-term investments)		9

Total		100%

Senior Floating Rate Fund

Loan Agreements		89%
Consumer Discretionary	24%
Information Technology	14
Industrials	12
Health Care	12
Financials	7
All other Loan Agreements	20
Corporate Bonds and Notes		7
Other (includes short-term investments)		4

Total		100%

Wealth Masters Fund

Consumer Discretionary	34%
Information Technology	14
Financials	16
Industrials	10
Energy	6
Health Care	6
Materials	5
Other (includes securities lending collateral)	9

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

MUNICIPAL BONDS—0.4%

Georgia—0.3%
Rockdale County Water & Sewerage Authority, Taxable 3.060%, 7/1/24	$255		$240

Michigan—0.1%
City of Flat Rock Finance Authority, Taxable Series A, 6.750%, 10/1/16	50		51
TOTAL MUNICIPAL BONDS (Identified Cost $306)			291

FOREIGN GOVERNMENT SECURITIES—4.6%
Argentine Republic 8.280%, 12/31/33	161		128
Bolivarian Republic of Venezuela RegS 8.250%, 10/13/24(4)	125		88
7.650%, 4/21/25	185		125
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	120	NZD	107
Hungary 5.750%, 11/22/23	80		83
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	270		262
Mongolia 144A 5.125%, 12/5/22(3)	200		163
New South Wales, Australia Treasury Corp. Series 17 5.500%, 3/1/17	190	AUD	188
Republic of Colombia 4.375%, 3/21/23	490,000	COP	225
Republic of Croatia 144A 6.375%, 3/24/21(3)	280		302
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	1,745,000	IDR	164
Series FR63, 5.625%, 5/15/23	1,478,000	IDR	110
Republic of Latvia RegS 2.750%, 1/12/20(4)	200		193
Republic of Peru GDN, 144A 7.840%, 8/12/20(3)	575	PEN	227
Republic of Philippines 4.950%, 1/15/21	6,000	PHP	139
Republic of Poland 4.000%, 1/22/24	120		121
Republic of Uruguay 4.375%, 12/15/28(11)	5,383	UYU	247
Romania 144A 4.875%, 1/22/24(3)	210		212
United Mexican States Series M, 6.000%, 6/18/15	6,990	MXN	549
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $3,923)			3,633

	PAR VALUE		VALUE
MORTGAGE-BACKED SECURITIES—22.1%

Agency—7.5%
FHLMC
7.500%, 4/1/14	$—	(10)	$—	(10)
7.000%, 4/1/16	4		4
7.000%, 1/1/33	83		95
5.000%, 12/1/35	49		54
FNMA
7.000%, 5/1/14	—	(10)	—	(10)
6.000%, 10/1/14	7		7
6.500%, 6/1/16	26		27
6.000%, 7/1/17	17		18
5.500%, 9/1/17	35		37
5.000%, 4/1/20	123		131
5.000%, 8/1/21	38		41
6.000%, 5/1/29	50		56
6.500%, 5/1/30	2		2
7.500%, 3/1/31	44		52
7.000%, 7/1/31	37		44
7.000%, 9/1/31	47		53
6.500%, 3/1/32	36		40
5.500%, 4/1/36	92		102
5.500%, 9/1/36	288		320
6.000%, 9/1/37	32		36
6.000%, 1/1/38	59		66
6.000%, 2/1/38	58		66
6.000%, 3/1/38	298		336
6.000%, 7/1/38	753		840
6.000%, 8/1/38	106		120
6.000%, 8/1/38	319		356
6.000%, 8/1/38	541		604
6.000%, 8/1/38	33		37
5.000%, 6/1/39	971		1,066
5.000%, 9/1/39	247		270
5.500%, 9/1/39	475		526
4.500%, 9/1/40	356		384
GNMA
8.500%, 11/15/22	—	(10)	—	(10)
6.500%, 9/15/28	55		62
7.500%, 9/15/29	74		85

			5,937

Non-Agency—14.6%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	260		258
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	205		205
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.114%, 7/10/43(2)	440		455
Banc of America Funding Corp. 04-B, 2A1 5.463%, 11/20/34(2)	143		142
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	183		192

	PAR VALUE	VALUE
Non-Agency—continued
Bank of America (Merrill Lynch – Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.679%, 5/25/34(2)	$419	$420
Bayview Commercial Asset Trust 08-1, A2A 144A 1.154%, 1/25/38(2)(3)	200	197
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	500	511
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(2)	235	257
07-T28, A3 5.793%, 9/11/42	869	872
07- PW15, AM 5.363%, 2/11/44	250	261
Citigroup – Deutsche Bank Commercial Mortgage Trust 06-CD2, A3 5.365%, 1/15/46(2)	835	853
Credit Suisse First Boston Mortgage Securities Corp. 04-CF2, 1M1, 144A 5.250%, 1/25/43(2)(3)	235	238
Extended Stay America Trust 13-ESH7, A27, 144A 2.958%, 12/5/31(3)	270	268
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.819%, 8/10/45(2)	866	960
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	145	159
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	275	293
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2, 144A 4.311%, 8/5/32(3)	400	428
06-LDP7, AM 5.845%, 4/15/45(2)	475	520
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.435%, 9/25/34(2)	331	337
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	199	204
Morgan Stanley Capital I Trust 07-T27, A4 5.648%, 6/11/42(2)	565	633
05-IQ10, A4B 5.269%, 9/15/42(2)	855	902
08-T29, A4 6.281%, 1/11/43(2)	650	749

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
07-IQ14, AM 5.679%, 4/15/49(2)	$190	$199
07-IQ14, A4 5.692%, 4/15/49(2)	300	332
Motel 6 Trust 12-MTL6, D 144A 3.781%, 10/5/25(3)	270	272
Residential Funding Mortgage Securities I, Inc. 05-S9, A9 5.500%, 12/25/35	199	199
Sequoia Mortgage Trust 12-3, A1 144A 4.000%, 12/25/43(2)(3)	238	241
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(3)	23	23

		11,580
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $17,041)		17,517

ASSET-BACKED SECURITIES—4.5%
Avis Budget Rental Car Funding LLC (AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	375	377
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates 05-1 AF5A 5.497%, 7/25/35(2)	317	305
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	367	368
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(3)	154	155
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	214	218
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	198	201
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(3)	107	110
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	500	523
13-1, D 2.270%, 1/15/19	215	216
Sierra Timeshare Receivables Funding, LLC 12-3A, A 144A 1.870%, 8/20/29(3)	248	250
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	135	136
TAL Advantage V LLC 13-1A A 144A 2.830%, 2/22/38(3)	268	262

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	$215	$219
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	179	180
TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,489)		3,520

CORPORATE BONDS—55.4%

Consumer Discretionary—6.4%
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	165	160
Boyd Gaming Corp. 9.000%, 7/1/20	200	222
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	215	230
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	100	90
Chrysler Group LLC (CG Co-Issuer, Inc.) 144A 8.250%, 6/15/21(3)	205	231
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	200	205
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	175	190
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200	206
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	9	9
144A 4.875%, 11/1/20(3)	145	149
144A 5.375%, 11/1/23(3)	5	5
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	35	35
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	100	109
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	210	214
KOC Holding AS 144A 3.500%, 4/24/20(3)	200	182
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	260	288
Lear Corp. 5.375%, 3/15/24	110	112
Meritor, Inc. 6.750%, 6/15/21	170	181
MGM Resorts International 6.750%, 10/1/20	215	239
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	155	174
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	110	108

	PAR VALUE	VALUE
Consumer Discretionary—continued
PNK Finance Corp. 144A 6.375%, 8/1/21(3)	$175	$183
QVC, Inc. 4.375%, 3/15/23	265	261
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	65	66
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	235	237
Station Casinos LLC 7.500%, 3/1/21	230	250
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	265	269
Toll Brothers Finance Corp. 6.750%, 11/1/19	180	205
United Artists Theatre Circuit, Inc. Series BD-1 9.300%, 7/1/15(5)(6)	7	8
Wyndham Worldwide Corp. 5.625%, 3/1/21	235	257

		5,075

Consumer Staples—1.3%
Chiquita Brands International, Inc. 7.875%, 2/1/21	142	159
Elizabeth Arden, Inc. 7.375%, 3/15/21	100	108
Flowers Foods, Inc. 4.375%, 4/1/22	275	282
Ingles Markets, Inc. 5.750%, 6/15/23	170	171
Reynolds American, Inc. 3.250%, 11/1/22	295	278

		998

Energy—6.5%
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 144A 6.500%, 4/15/21(3)	150	152
CHC Helicopter SA 9.250%, 10/15/20	144	157
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	200	204
Ecopetrol S.A. 5.875%, 9/18/23	135	147
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	245	306
EPL Oil & Gas, Inc. 8.250%, 2/15/18	280	305
Forest Oil Corp. 7.250%, 6/15/19	170	150
Gazprom OAO (Gaz Capital SA) 144A 3.850%, 2/6/20(3)(9)	430	403

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—continued
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	$275		$252
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	50		53
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(9)	285		250
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	200		208
Petrobras International Finance Co. 5.375%, 1/27/21	515		521
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	215		181
Petroleos Mexicanos
3.500%, 1/30/23	355		334
144A 4.875%, 1/18/24(3)	65		67
PHI, Inc. 144A 5.250%, 3/15/19(3)	65		66
Phillips 66 5.875%, 5/1/42	340		393
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	220		220
Regency Energy Partners LP 5.875%, 3/1/22	235		244
Weatherford International Ltd. 4.500%, 4/15/22	310		325
Williams Cos., Inc. (The) 3.700%, 1/15/23	200		182

			5,120

Financials—22.9%
Air Lease Corp. 4.750%, 3/1/20	215		228
Aircastle Ltd.
4.625%, 12/15/18	10		10
6.250%, 12/1/19	225		244
5.125%, 3/15/21	95		95
Akbank TAS 144A 7.500%, 2/5/18(3)	375	TRY	151
Alfa Bank OJSC RegS 7.875%, 9/25/17(4)(9)	250		266
Allstate Corp. (The) 5.750%, 8/15/53(2)(8)	310		326
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	240		256
Avis Budget Car Rental LLC 5.500%, 4/1/23	265		268
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	240		249
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	275		267
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	300		301

	PAR VALUE		VALUE
Financials—continued
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	415	BRL	$169
Banco Santander Chile 144A 3.875%, 9/20/22(3)	$450		436
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	300		320
Bancolombia S.A. 5.125%, 9/11/22	260		254
Bank of America Corp. 5.625%, 7/1/20	235		268
Bank of Baroda London 144A 4.875%, 7/23/19(3)	200		205
Bank of India 144A 3.250%, 4/18/18(3)	265		262
Barclays Bank plc 144A 6.050%, 12/4/17(3)	250		280
Braskem Finance Ltd. 6.450%, 2/3/24	200		205
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(3)	270		269
Chubb Corp. (The) 6.375%, 3/29/67(2)	250		278
Corporate Office Properties LP 3.600%, 5/15/23	265		245
Developers Diversified Realty Corp.
7.875%, 9/1/20	155		193
3.500%, 1/15/21	130		129
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	290		262
Digital Realty Trust LP 5.250%, 3/15/21	165		173
First Cash Financial Services, Inc. 144A 6.750%, 4/1/21(3)	100		103
Ford Motor Credit Co. LLC 5.750%, 2/1/21	235		269
General Electric Capital Corp. 4.650%, 10/17/21	95		104
General Motors Financial Co., Inc. 4.750%, 8/15/17	220		236
Genworth Holdings, Inc. 4.900%, 8/15/23	320		336
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500		567
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(7)(8)	310		334
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
144A 4.875%, 3/15/19(3)	15		15
144A 6.000%, 8/1/20(3)	80		85
144A 5.875%, 2/1/22(3)	150		152

	PAR VALUE	VALUE
Financials—continued
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	$200	$208
ING (U.S.), Inc. 5.650%, 5/15/53(2)	210	210
International Lease Finance Corp. 6.250%, 5/15/19	240	266
Intesa San Paolo SpA 3.125%, 1/15/16	215	220
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	295	283
Jefferies Group LLC 6.875%, 4/15/21	60	70
JPMorgan Chase & Co. 3.250%, 9/23/22	480	473
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	219
Legg Mason, Inc. 5.500%, 5/21/19	240	265
Level 3 Financing, Inc. 7.000%, 6/1/20	160	174
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	245	249
Lincoln National Corp. 4.200%, 3/15/22	250	262
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	15	17
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	210	235
Morgan Stanley
5.550%, 4/27/17	330	368
4.100%, 5/22/23	155	153
6.375%, 7/24/42	435	531
Nationstar Mortgage LLC (Nationstar Capital Corp.) 6.500%, 7/1/21	125	118
Nordea Bank AB 144A 4.250%, 9/21/22(3)	265	267
PKO Finance AB 144A 4.630%, 9/26/22(3)(9)	255	257
Prudential Financial, Inc.
5.875%, 9/15/42(2)	190	198
5.625%, 6/15/43(2)(8)	280	286
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	220	218
Sabra Health Care LP (Sabra Capital Corp.) 5.500%, 2/1/21	80	84
Sberbank of Russia (Sberbank Capital SA)
144A 4.950%, 2/7/17(3)(9)	200	206
144A 5.125%, 10/29/22(3)(9)	320	298
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(13)	200	214
SLM Corp. 5.500%, 1/25/23	200	196

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(3)(9)	$210	$184
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	305	291
UBS AG 7.625%, 8/17/22	500	587
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(3)	165	181
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	250	241
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(9)	500	515
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	160	160
WP Carey, Inc. 4.600%, 4/1/24	160	160
XL Group plc Series E, 6.500%, 12/29/49(2)	240	236
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	270	248

		18,158

Health Care—2.5%
Cardinal Health, Inc. 3.200%, 3/15/23	130	127
Catamaran Corp. 4.750%, 3/15/21	70	71
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(3)	45	46
144A 6.875%, 2/1/22(3)	25	26
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(3)	160	169
HCA, Inc. 6.500%, 2/15/20	160	180
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	80	86
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	115	118
Mylan, Inc. 144A 3.125%, 1/15/23(3)	325	308
Select Medical Corp.
6.375%, 6/1/21	135	138
144A 6.375%, 6/1/21(3)	70	71
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(3)	55	59
4.500%, 4/1/21	335	329
8.125%, 4/1/22	220	246

	PAR VALUE		VALUE
Health Care—continued
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 7.500%, 7/15/21(3)	$25		$28

			2,002

Industrials—5.5%
AAR Corp. 7.250%, 1/15/22	190		207
ADT Corp. (The) 144A 6.250%, 10/15/21(3)	260		267
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	160		178
Air Canada 144A 6.750%, 10/1/19(3)	260		280
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	101		102
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	215		218
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	155		168
Carpenter Technology Corp. 4.450%, 3/1/23	250		251
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(3)	5		6
Continental Airlines Pass-Through-Trust
97-4, A 6.900%, 1/2/18	209		226
99-1, A 6.545%, 2/2/19	370		411
00-1, A1 8.048%, 11/1/20	452		521
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	70		76
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20	321		346
ESAL GmbH 144A 6.250%, 2/5/23(3)	200		190
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	188		203
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	320	BRL	118
Rexel SA 144A 5.250%, 6/15/20(3)	210		216
Spirit Aerosystems, Inc. 144A 5.250%, 3/15/22(3)	45		45
TransDigm, Inc. 7.500%, 7/15/21	145		161
United Rentals, Inc. 5.750%, 11/15/24	160		161

			4,351

Information Technology—2.0%
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)	215		219

	PAR VALUE	VALUE
Information Technology—continued
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	$270	$270
First Data Corp. 144A
8.250%, 1/15/21(3)	200	218
11.750%, 8/15/21	420	443
PIK Interest Capitalization, 144A 8.750%, 1/15/22(3)(13)	135	148
First Data Holdings, Inc. PIK Interest Capitalization, 144A 14.500%, 9/24/19(3)(13)	173	163
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	85	86

		1,547

Materials—4.8%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	310	320
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	160	166
Cemex Sab de CV 144A 7.250%, 1/15/21(3)	265	290
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95	95
Gerdau Holdings, Inc.
144A 7.000%, 1/20/20(3)	100	111
144A 4.750%, 4/15/23(3)	315	292
Hexion U.S. Finance Corp.
8.875%, 2/1/18	130	136
6.625%, 4/15/20	130	135
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	200	205
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	375	363
NewMarket Corp. 4.100%, 12/15/22	288	284
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	75	78
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	140	153
Tronox Finance LLC 6.375%, 8/15/20	160	165
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	320	295
United States Steel Corp. 6.875%, 4/1/21	265	284
Vale Overseas Ltd. 4.375%, 1/11/22	330	328
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	115	131

		3,831

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—2.5%
AT&T, Inc. 3.875%, 8/15/21	$425	$443
CenturyLink, Inc. Series V 5.625%, 4/1/20	230	243
Cincinnati Bell, Inc. 8.375%, 10/15/20	210	231
ENTEL Chile S.A. 144A 4.875%, 10/30/24(3)	215	217
Intelsat Jackson Holdings SA 144A 5.500%, 8/1/23(3)	185	182
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(8)	210	218
Telefonica Emisiones SAU 4.570%, 4/27/23	225	230
Windstream Corp. 7.750%, 10/15/20	200	216

		1,980

Utilities—1.0%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	270	274
Electricite de France SA 144A 5.250%(2)(3)(7)(8)	280	280
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	250	265

		819
TOTAL CORPORATE BONDS (Identified Cost $43,350)		43,881

CONVERTIBLE BONDS—0.4%
General Electric Capital Corp. Series A 7.125%,(2)(7)	290	331
TOTAL CONVERTIBLE BONDS (Identified Cost $290)		331

LOAN AGREEMENTS(2)—8.8%

Consumer Discretionary—1.4%
Brickman Group Holdings, Inc. Second Lien, 7.500%, 12/17/21	35	36
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	109	114
Cengage Learning ACQ, Inc. 0.000%, 3/6/20(14)	50	51
Clear Channel Communications, Inc. Tranche D, 6.903%, 1/30/19	150	147
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	74	75
EB Sports Corp. 11.500%, 12/31/15	170	169
Marina District Finance Co., Inc. 6.750%, 8/15/18	120	122

	PAR VALUE	VALUE
Consumer Discretionary—continued
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	$214	$220
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	114	117
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	82	80

		1,131

Consumer Staples—0.7%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	210	205
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	178	185
Rite Aid Corp.
Tranche 1, Second Lien, 5.750%, 8/21/20	14	14
Tranche 2, 4.875%, 6/21/21	145	148

		552

Energy—0.9%
Fieldwood Energy LLC Second Lien, 8.125%, 9/30/20	119	124
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	214	218
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	177	178
Templar Energy LLC Second Lien, 8.000%, 11/25/20	156	158

		678

Financials—0.6%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	120	120
Asurion LLC Second Lien, 8.500%, 3/3/21	80	83
Capital Automotive LP Second Lien, 6.000%, 4/30/20	24	25
Nuveen Investments, Inc. Tranche B, Second Lien, 6.500%, 2/28/19	215	216

		444

Health Care—1.2%
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	68	69
Second Lien, 11.000%, 1/2/19	79	80

	PAR VALUE	VALUE
Health Care—continued
CRC Health Corp. 0.000%, 3/28/21(14)	$37	$37
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	120	119
INC Research LLC 4.250%, 7/12/18	77	77
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	110	110
MMM Holdings, Inc. 9.750%, 12/12/17	60	60
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	44	44
Sheridan Holdings, Inc. Second Lien, 8.250%, 12/20/21	83	85
Surgery Center Holdings, Inc. First Lien, 6.000%, 4/11/19	111	111
Second Lien, 9.750%, 4/11/20	90	89
United Surgical Partners International, Inc. Tranche B, 4.750%, 4/3/19	79	80

		961

Industrials—1.2%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	25	25
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	190	191
Ceridian Corp. 4.404%, 5/9/17	239	240
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	57	58
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-3, 7.000%, 5/22/18	72	73
Tranche B-4, 6.000%, 8/4/19	32	32
International Equipment Solutions (IES Global B.V.) 6.750%, 8/16/19	93	93
Navistar, Inc. Tranche B, 5.750%, 8/17/17	149	152
SESAC Holding Co. II LLC First Lien, 5.000%, 2/7/19	96	97

		961

Information Technology—2.0%
Active Network, Inc. First Lien, 5.500%, 11/13/20	88	89

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	$109	$111
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	4	4
Blue Coat Systems, Inc. 4.000%, 5/31/19	289	290
Second Lien, 9.500%, 6/26/20	160	166
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	163	163
Kronos, Inc. Second Lien, 9.750%, 4/30/20	110	114
RP Crown Parent LLC First Lien, 6.000%, 12/21/18	156	156
Second Lien, 11.250%, 12/21/19	80	82
Sorenson Communications, Inc. 11.500%, 10/31/14	159	160
Sungard Availability Services Capital, Inc. 0.000%, 3/25/19(14)	106	106
Wall Street Systems Delaware, Inc. Second Lien, 9.250%, 10/25/20	110	111

		1,552

Materials—0.7%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19	281	283
Houghton International, Inc. Holding Corp. (HII Holding Corp.) Second Lien, 9.500%, 12/21/20	110	113
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	152	146
Tronox Pigments B.V. 4.500%, 3/19/20	57	57

		599

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	38	38
ExGen Renewables I LLC 5.250%, 2/6/21	40	41

		79
TOTAL LOAN AGREEMENTS (Identified Cost $6,877)		6,957

	SHARES		VALUE
PREFERRED STOCK—2.7%

Financials—2.7%
Bank of America Corp. Series U, 5.200%(2)	150	(12)	$142
Citigroup, Inc. Series J, 7.2500%	8	(12)	211
Fifth Third Bancorp 5.100%(2)	285	(12)	263
General Electric Capital Corp. Series C, 5.250%(2)	300	(12)	292
JPMorgan Chase & Co. Series 1, 7.900%(2)	280	(12)	316
Series Q, 5.150%(2)	255	(12)	240
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	215	(12)	202
Wells Fargo & Co. Series K, 7.980%(2)	230	(12)	261
Zions Bancorp, 6.950%(2)	8,800		233
TOTAL PREFERRED STOCK (Identified Cost $2,185)			2,160
TOTAL LONG TERM INVESTMENTS—98.9%
(Identified Cost $77,461)			78,290	(15)

SHORT-TERM INVESTMENTS—0.3%

Money Market Mutual Funds—0.3%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	240,038		240
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $240)			240
TOTAL INVESTMENTS—99.2% (Identified Cost $77,701)			78,530	(1)
Other assets and liabilities, net—0.8%			633

NET ASSETS—100.0%			$79,163

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $25,612 or 32.4% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.
(6)	Illiquid security.
(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(10)	Amounts are less than $500 (not reported in 000s).
(11)	Principal amount is adjusted pursuant to the change in the Index.
(12)	Value shown as par value.
(13)	100% of the income received was in cash
(14)	This loan will settle after March 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(15)	All or a portion segregated as collateral for unsettled loan transactions.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
TRY	Turkish Lira
UYU	Uruguayan Peso

Country Weightings†
United States	71%
Luxembourg	4
Brazil	2
Canada	2
Cayman Islands	2
Mexico	2
Chile	1
Other	16
Total	100%
† % of total investments as of March 31, 2014

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,520	$—	$3,520	$—
Convertible Bonds	331	—	331	—
Corporate Bonds and Notes	43,881	—	43,873	8
Foreign Government Securities	3,633	—	3,633	—
Loan Agreements	6,957	—	6,957	—
Mortgage-Backed Securities	17,517	—	17,517	—
Municipal Bonds	291	—	291	—
Equity Securities:
Preferred Stock	2,160	444	1,716	—
Short-Term Investments	240	240	—	—

Total Investments	$78,530	$684	$77,838	$8

There were no transfers between level 1 and level 2 for the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds and Notes
Investments in Securities
Balance as of September 30, 2013:	$10	(d)
Accrued discount/(premium)	—	(c)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—	(c)
Purchases	—
Sales(b)	(2)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2014	$8	(d)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.
(d)	Includes internally fair valued security. See the last paragraph under “Note 2A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

See Notes to Financial Statements

VIRTUS CA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—95.1%

Development Revenue—6.0%
Hercules Redevelopment Agency, Tax-Allocation (AMBAC Insured) 5.000%, 8/1/29	$500	$383
San Diego Redevelopment Agency, Tax Allocation Series B (AMBAC Insured) 5.350%, 9/1/24	1,000	1,001
Tax Allocation Series A (AMBAC Insured) 4.750%, 9/1/30	500	491
Santa Clara Redevelopment Agency, Bayshore North Project (NATL Insured) 5.000%, 6/1/22	1,000	1,004

		2,879

General Obligation—18.7%
Brea Olinda Unified School District, Series A (NATL, FGIC Insured) 6.000%, 8/1/15	150	161
Contra Costa Community College District,
4.000%, 8/1/28	45	47
Election of 2006 5.000%, 8/1/38	200	217
Los Alamitos Unified School District, School Facilities Improvement Dist #1, 2008 Election – Series E 5.250%, 8/1/39	250	272
Los Angeles Unified School District, 2002 Election Series C (AGM Insured) 5.000%, 7/1/24	500	562
Series A-1 (NATL Insured) 4.500%, 1/1/28	440	472
Norwalk – La Mirada Unified School District, 2002 Election Series D (AGM Insured) 0.000%, 8/1/33	1,475	571
Placer Union High School District, (AGM Insured) 0.000%, 8/1/32	1,500	624
Rancho Santiago Community College District, 2002 Election Series C (AGM Insured) 0.000%, 9/1/27	1,100	603
Riverside Unified School District, Series C (AGM Insured) 5.000%, 8/1/32	375	401
Ross Valley School District, 2010 Election Series B 5.000%, 8/1/37	500	538
San Diego Community College District,
Election of 2002 5.000%, 8/1/32	250	281
Election of 2006 5.000%, 8/1/43	100	108
San Diego Unified School District, 1998 Election, Series C2 (AGM Insured) 5.500%, 7/1/25	225	277

	PAR VALUE	VALUE
General Obligation—continued
San Rafael City High School District, 2002 Election Series B (NATL, FGIC Insured) 0.000%, 8/1/26	$1,000	$583
Sequoia Union High School District, 4.000%, 7/1/26	250	268
State of California,
5.500%, 3/1/26	500	574
5.000%, 2/1/27	290	342
5.000%, 6/1/32	575	620
5.000%, 9/1/32	300	324
5.000%, 11/1/32	250	272
5.000%, 12/1/37	275	293
6.000%, 4/1/38	250	287
5.000%, 2/1/43	250	266

		8,963

General Revenue—21.5%
Anaheim Public Financing Authority, Series C (AGM Insured) 6.000%, 9/1/16	1,435	1,574
City of Pomona, Certificates of Participation, (AMBAC Insured) 5.500%, 6/1/28	1,000	1,017
Contra Costa Transportation Authority, Series B 5.000%, 3/1/29	320	362
Golden State Tobacco Securitization Corp., Enhanced Asset, Series A 5.000%, 6/1/29	500	536
Series A-1 5.125%, 6/1/47	1,250	922
Imperial County Transportation Authority, Series E 4.000%, 6/1/20	500	530
Los Angeles County Public Works Financing Authority, Series A (AGM Insured) 5.500%, 10/1/18	60	65
North City West School Facilities Financing Authority, Series B (AMBAC Insured) 5.250%, 9/1/19	1,000	1,144
Sacramento Area Flood Control Agency, (BHAC Insured) 5.500%, 10/1/28	350	388
5.000%, 10/1/37	750	808
South Bay Regional Public Communications Authority, Hawthorne Projects, Series B (ACA Insured) 4.750%, 1/1/31	535	496
State of California Public Works Board, Judicial Council Projects, Series A 5.000%, 3/1/29	115	126
Department of General Services, Buildings 8&9 6.125%, 4/1/29	500	583

	PAR VALUE	VALUE
General Revenue—continued
Capital Projects, Series G-1 5.750%, 10/1/30	$550	$620
Department of Forestry & Fire Protection, Series E 5.000%, 11/1/32	500	524
Judicial Council Projects, Series A 5.000%, 3/1/38	300	315
Ventura County Public Financing Authority, Series A 5.000%, 11/1/25	250	286

		10,296

Higher Education Revenue—4.8%
California Educational Facilities Authority, University of Southern California, Series A 5.000%, 10/1/23	250	302
Pomona College, Series A 5.000%, 7/1/45	500	517
California State University, Series A (NATL, FGIC Insured) 5.250%, 11/1/38	635	685
University of California, Series D (NATL, FGIC Insured) 5.000%, 5/15/28	710	773

		2,277

Medical Revenue—5.9%
California Health Facilities Financing Authority,
Cedars-Sinai Medical Center, 5.000%, 11/15/34	500	512
Providence Health & Services, Series C 6.500%, 10/1/38	295	336
Kaiser Permanente, Series A 5.250%, 4/1/39	500	509
California Statewide Communities Development Authority,
Sutter Health, Series B, (AMBAC Insured) 5.000%, 11/15/38	205	211
St. Joseph Health System, (FGIC Insured) 5.750%, 7/1/47	500	542
San Benito Health Care District, (CA MTG Insured) 4.000%, 3/1/18	140	152
University of California, Regents Medical, Series A 4.750%, 5/15/31	550	560

		2,822

Natural Gas Revenue—2.1%
Roseville Natural Gas Financing Authority,
5.000%, 2/15/24	750	804
5.000%, 2/15/27	195	202

		1,006

See Notes to Financial Statements

VIRTUS CA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Power Revenue—5.4%
Imperial Irrigation District, Series B 5.000%, 11/1/36	$300	$314
Northern California Power Agency, Hydroelectric Project No 1 5.000%, 7/1/32	200	216
Sacramento Municipal Utility District, Cosumnes Project (NATL Insured) 4.750%, 7/1/26	500	516
Series X 5.000%, 8/15/26	350	393
Series B 5.000%, 8/15/29	250	281
Series A 5.000%, 8/15/37	250	270
Southern California Public Power Authority, Windy Project Series 1, 5.000%, 7/1/28	500	564

		2,554

Pre-Refunded—16.2%
California Health Facilities Financing Authority, Providence Health & Services, Series C (Pre-refunded 10/1/18 @100) 6.500%, 10/1/18	5	6
California Infrastructure & Economic Development Bank, Bay Area Toll Bridges (Pre-refunded 7/1/26 @100) (AMBAC Insured) 5.125%, 7/1/37	755	945
City of Stockton, O’Connors Woods Project, Series A (Pre-refunded 9/20/17 @100) (GNMA Collateralized) 5.600%, 3/20/28	165	166
Contra Costa County Home Mortgage, (GNMA Collateralized) 7.500%, 5/1/14(3)(4)	550	553
Metropolitan Water District of Southern California, Series A, (Pre-refunded 4/1/22 @100) 5.000%, 10/1/33	330	366
Northern California Power Agency, Series A (Pre-refunded 7/1/21 @100) (AMBAC Insured) 7.500%, 7/1/23	195	251
Riverside County Single Family, Series A (GNMA Collateralized) 7.800%, 5/1/21(3)	4,000	5,480

		7,767

Transportation Revenue—6.1%
Bay Area Toll Authority,
Series F-1 5.000%, 4/1/34	500	543
Series F-1 5.125%, 4/1/39	580	624
City of Long Beach Airport, Series A 5.000%, 6/1/30	200	210

	PAR VALUE	VALUE
Transportation Revenue—continued
San Diego County Regional Airport Authority,
Senior Series A
5.000%, 7/1/23	$200	$234
Subordinate Series A 5.000%, 7/1/40	250	258
Series B 5.000%, 7/1/40	500	515
San Diego Unified Port District, Series A 5.000%, 9/1/28	200	221
San Francisco City & County Airports Community-San Francisco International Airport, 2nd Series B 5.000%, 5/1/43	150	158
San Francisco Municipal Transportation Agency, 5.000%, 3/1/31	125	139

		2,902

Water & Sewer Revenue—8.4%
California State Department of Water Resources, Central Valley Projects Series AE 5.000%, 12/1/28	35	39
Series AN 5.000%, 12/1/35	235	259
City of Manteca Water Revenue, 5.000%, 7/1/27	500	555
City of Oakland Sewer Revenue, Series A 5.000%, 6/15/29	200	228
City of San Francisco Public Utilities Commission Water Revenue,
Series C 4.000%, 11/1/32	220	224
Series A 4.500%, 11/1/35	185	193
City of Santa Rosa Wastewater Revenue, Series A, 5.000%, 9/1/33	500	538
East Bay Municipal Utility District, Subordinate Series A, (NATL Insured) 5.000%, 6/1/35	500	519
Ross Valley Public Financing Authority, Sanitary District #1, (AGM Insured) 5.000%, 10/1/33	225	244
Sacramento Suburban Water District, Series A 5.000%, 11/1/25	250	283
San Diego County Water Authority, Ref 5.000%, 5/1/31	250	281

	PAR VALUE	VALUE
Water & Sewer Revenue—continued
Santa Margarita-Dana Point Authority, Water Districts Improvements, Districts 2,3,4, Series A 5.125%, 8/1/38	$630	$668

		4,031
TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $43,288)		45,497
TOTAL LONG TERM INVESTMENTS—95.1%
(Identified Cost $43,288)		45,497
TOTAL INVESTMENTS—95.1%
(Identified Cost $43,288)		45,497	(1)
Other assets and liabilities, net—4.9%		2,330

NET ASSETS—100.0%		$47,827

Abbreviations:

ACA	American Capital Access Financial Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
VA	Department of Veterans Affairs

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	At March 31, 2014, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At March 31, 2014, 48.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL 10.3%, AMBAC 11.4% and GNMA 13.0%.
(3)	Escrowed to maturity.
(4)	When-issued security.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS CA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$45,497	$45,497

Total Investments	$45,497	$45,497

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities

There were no transfer between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS—0.2%

Puerto Rico—0.2%
Commonwealth of Puerto Rico Taxable Series A, 5.750%, 7/1/41	$310	$237
TOTAL MUNICIPAL BONDS (Identified Cost $244)		237

MORTGAGE-BACKED SECURITIES—1.2%

Non-Agency—1.2%
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	184	186
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(3)	208	220
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	281	290
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	237	240
Residential Asset Securities Corp. 01-KS2, AI5 7.514%, 6/25/31(2)	234	237
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,147)		1,173

ASSET-BACKED SECURITIES—0.1%
Terwin Mortgage Trust 04-15AL, A1 144A 5.795%, 7/25/34(2)(3)	125	122
TOTAL ASSET-BACKED SECURITIES (Identified Cost $104)		122

CORPORATE BONDS—78.5%

Consumer Discretionary—17.7%
Allison Transmission, Inc. 144A 7.125%, 5/15/19(3)	475	514
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	345	335
Boyd Gaming Corp. 9.000%, 7/1/20	500	556
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	385	412
144A 6.125%, 7/1/22(3)	35	36
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	500	451
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(3)	235	248
144A 11.000%, 10/1/21(3)	410	433
CCO Holdings LLC 5.250%, 9/30/22	385	382

	PAR VALUE	VALUE
Consumer Discretionary—continued
CCO Holdings LLC (CCO Holdings Capital Corp.) 6.500%, 4/30/21	$415	$441
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	650	682
Chrysler Group LLC (CG Co-Issuer, Inc.) 144A 8.250%, 6/15/21(3)	490	553
Chrysler Group LLC (Chrysler Group, Inc.) 8.250%, 6/15/21	200	227
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	300	307
Claire’s Stores, Inc. 144A 7.750%, 6/1/20(3)	250	194
Clear Channel Communications, Inc. PIK Interest Capitalization, Interest 12%, Capitalization 2%(9)	101	101
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	780	846
Series A 7.625%, 3/15/20	130	140
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	245	253
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	10	10
144A 4.875%, 11/1/20(3)	205	210
144A 5.375%, 11/1/23(3)	5	5
Guitar Center, Inc. 6.500%, 4/15/19(3)	250	249
144A 9.625%, 4/15/20(3)	90	90
Hilton Worldwide Finance LLC 144A 5.625%, 10/15/21(3)	440	461
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	260	282
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	390	398
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	355	393
Lear Corp. 5.375%, 3/15/24	245	250
Mediacom Broadband LLC 144A 5.500%, 4/15/21(3)	250	252
Meritor, Inc. 6.750%, 6/15/21	445	473
MGM Resorts International 6.750%, 10/1/20	760	845
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	450	504
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	140	138
Pinnacle Entertainment, Inc. 7.500%, 4/15/21	500	544
Playa Resorts Holding B.V. 144A 8.000%, 8/15/20(3)	200	217

	PAR VALUE		VALUE
Consumer Discretionary—continued
Quiksilver Wholesale, Inc. 10.000%, 8/1/20	$200		$228
Rent-A-Center, Inc.
6.625%, 11/15/20	250		259
4.750%, 5/1/21	175		164
Sinclair Television Group, Inc. 5.375%, 4/1/21	560		559
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	565		554
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	365		369
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	560		568
Toll Brothers Finance Corp. 4.000%, 12/31/18	25		26
United Artists Theatre Circuit, Inc.
Series 95-A 9.300%, 7/1/15(5)(6)	84		86
Series BD-1 9.300%, 7/1/15(5)(6)	95		96
Series AW-0 9.300%, 7/1/15(5)(6)	—	(11)	—	(11)
Series BE-9 9.300%, 7/1/15(5)(6)	3		3
Univision Communications, Inc.
144A 6.875%, 5/15/19(3)	215		232
144A 8.500%, 5/15/21(3)	365		406
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(3)	235		244
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	250		261
WMG Acquisition Corp.
144A 5.625%, 4/15/22(3)	250		254
144A 6.750%, 4/15/22(3)	250		253
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	210		214

			17,208

Consumer Staples—3.3%
Chiquita Brands International, Inc. 7.875%, 2/1/21	185		207
Darling Escrow Corp. 144A 5.375%, 1/15/22(3)	440		453
Elizabeth Arden, Inc. 7.375%, 3/15/21	165		178
Ingles Markets, Inc. 5.750%, 6/15/23	550		553
Rite Aid Corp. 6.750%, 6/15/21	500		544
Roundy’s Supermarkets, Inc. 144A 10.250%, 12/15/20(3)	250		267
Spectrum Brands Escrow Corp. 6.375%, 11/15/20	385		419
SUPERVALU, Inc. 6.750%, 6/1/21	300		305
Vector Group Ltd. 7.750%, 2/15/21	300		324

			3,250

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—8.9%
BreitBurn Energy Partners (BreitBurn Finance Corp.) 7.875%, 4/15/22	$360	$392
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	445	449
CHC Helicopter SA 9.250%, 10/15/20	252	275
Chesapeake Energy Corp. 6.625%, 8/15/20	260	293
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	235	240
Energy Transfer Equity LP 7.500%, 10/15/20	275	316
Energy XXI Gulf Coast, Inc. 144A 7.500%, 12/15/21(3)	500	526
EP Energy LLC 9.375%, 5/1/20	215	250
EV Energy Partners LP 8.000%, 4/15/19	125	130
Exterran Partners LP 144A 6.000%, 10/1/22(3)	160	157
Forest Oil Corp. 7.250%, 6/15/19	329	290
Gulfmark Offshore, Inc. 6.375%, 3/15/22	400	416
Halcon Resources Corp. 8.875%, 5/15/21	390	407
Laredo Petroleum, Inc. 144A 5.625%, 1/15/22(3)	350	355
Linn Energy LLC (Linn Energy Finance Corp.) 7.750%, 2/1/21	490	529
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	375	397
Memorial Production Partners LP 7.625%, 5/1/21	290	307
Pacific Rubiales Energy Corp. 144A 7.250%, 12/12/21(3)	335	369
Parker Drilling Co. 7.500%, 8/1/20	275	294
PHI, Inc. 144A 5.250%, 3/15/19(3)	120	122
QEP Resources, Inc. 6.875%, 3/1/21	410	453
Regency Energy Partners LP 5.875%, 3/1/22	390	406
Rosetta Resources, Inc. 5.875%, 6/1/22	280	287
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	285	295
Targa Resources Partners LP 6.375%, 8/1/22	420	448
Tullow Oil plc 144A 6.000%, 11/1/20(3)	270	275

		8,678

Financials—10.0%
Aircastle Ltd. 5.125%, 3/15/21	470	471

	PAR VALUE	VALUE
Financials—continued
Avis Budget Car Rental LLC 5.500%, 4/1/23	$385	$390
CIT Group, Inc. 3.875%, 2/19/19	400	405
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	500	527
DuPont Fabros Technology LP 5.875%, 9/15/21	305	324
First Cash Financial Services, Inc. 144A 6.750%, 4/1/21(3)	205	211
General Motors Financial Co., Inc. 6.750%, 6/1/18	205	235
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	480	478
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	320	354
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 144A 6.000%, 8/1/20(3)	150	159
144A 5.875%, 2/1/22(3)	250	254
ING (U.S.), Inc. 5.650%, 5/15/53(2)	570	569
International Lease Finance Corp.
3.875%, 4/15/18	300	306
6.250%, 5/15/19	455	504
5.875%, 8/15/22	840	888
iStar Financial, Inc. 4.875%, 7/1/18	335	345
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	175	188
Level 3 Financing, Inc.
7.000%, 6/1/20	200	218
144A 6.125%, 1/15/21(3)	250	264
Nationstar Mortgage LLC (Nationstar Capital Corp.) 6.500%, 7/1/21	610	578
Sabra Health Care LP (Sabra Capital Corp.) 5.500%, 2/1/21	180	188
SLM Corp.
4.875%, 6/17/19	75	76
5.500%, 1/25/23	240	235
Springleaf Finance Corp. 6.500%, 9/15/17	300	325
Telecom Italia Capital SA 7.175%, 6/18/19	215	246
UPCB Finance Ltd.
Series V 144A 7.250%, 11/15/21(3)	250	277
Series VI 144A 6.875%, 1/15/22(3)	150	164
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	270	271
WideOpenWest Finance LLC 10.250%, 7/15/19	265	302

		9,752

	PAR VALUE	VALUE

Health Care—8.8%
Alere, Inc. 6.500%, 6/15/20	$415	$438
Catamaran Corp. 4.750%, 3/15/21	195	198
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(3)	1,435	1,478
144A 6.875%, 2/1/22(3)	320	336
Forest Laboratories, Inc.
144A 4.375%, 2/1/19(3)	195	205
144A 4.875%, 2/15/21(3)	245	259
HCA, Inc.
6.500%, 2/15/20	775	870
7.500%, 2/15/22	415	475
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	590	633
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	445	458
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20	350	381
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	80	86
Select Medical Corp.
6.375%, 6/1/21	265	270
144A 6.375%, 6/1/21(3)	135	138
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(3)	310	332
4.500%, 4/1/21	230	226
8.125%, 4/1/22	635	711
United Surgical Partners International, Inc. 9.000%, 4/1/20	500	558
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(3)	155	171
144A 7.500%, 7/15/21(3)	40	45
144A 7.250%, 7/15/22(3)	300	333

		8,601

Industrials—7.3%
AAR Corp. 7.250%, 1/15/22	285	310
ADS Waste Holdings, Inc. 8.250%, 10/1/20	250	273
ADT Corp. (The) 144A 6.250%, 10/15/21(3)	620	638
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	300	333
Air Canada 144A 6.750%, 10/1/19(3)	310	335
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	340	341
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	660	670
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	445	483

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(3)	$40	$46
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	90	97
Dycom Investments, Inc. 7.125%, 1/15/21	250	271
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	350	353
Iron Mountain, Inc. 5.750%, 8/15/24	425	416
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	400	424
Ply Gem Industries, Inc. 144A 6.500%, 2/1/22(3)	295	299
Rexel SA 144A 5.250%, 6/15/20(3)	335	344
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	250	279
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	140	141
TransDigm, Inc. 7.500%, 7/15/21	485	540
United Rentals, Inc. 5.750%, 11/15/24	485	489

		7,082

Information Technology—3.8%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	335	356
Avaya, Inc. 144A 7.000%, 4/1/19(3)	500	499
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)	280	285
Earthlink, Inc. 7.375%, 6/1/20	510	533
First Data Corp. 11.750%, 8/15/21	1,215	1,282
First Data Holdings, Inc. PIK Interest Capitalization, 144A 14.500%, 9/24/19(3)(10)	362	342
Softbank Corp. 144A 4.500%, 4/15/20(3)	200	199
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	180	181

		3,677

Materials—7.9%
Ardagh Packaging Finance plc (Ardagh Holdings USA, Inc.)
144A 6.250%, 1/31/19(3)	295	309
144A 9.125%, 10/15/20(3)	275	307
144A 6.750%, 1/31/21(3)	295	309
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	695	721
Cascades, Inc. 7.875%, 1/15/20	880	946

	PAR VALUE	VALUE
Materials—continued
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	$225	$260
Cemex Sab de CV 144A 7.250%, 1/15/21(3)	245	268
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	190	191
Hexion U.S. Finance Corp.
8.875%, 2/1/18	300	313
6.625%, 4/15/20	215	224
INEOS Finance plc 144A 7.500%, 5/1/20(3)	220	242
INEOS Group Holdings SA
144A 6.125%, 8/15/18(3)	235	245
144A 5.875%, 2/15/19(3)	340	348
Libbey Glass, Inc. 6.875%, 5/15/20	450	492
Pactiv LLC 8.125%, 6/15/17	265	292
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	665	729
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	500	521
Tronox Finance LLC 6.375%, 8/15/20	335	346
United States Steel Corp. 6.875%, 4/1/21	340	364
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	200	227

		7,654

Telecommunication Services—8.5%
CenturyLink, Inc. Series V 5.625%, 4/1/20	1,110	1,173
Cincinnati Bell, Inc. 8.375%, 10/15/20	280	308
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	310	333
Frontier Communications Corp. 8.500%, 4/15/20	335	391
Intelsat Jackson Holdings SA 144A 5.500%, 8/1/23(3)	505	497
MetroPCS Wireless, Inc. 6.625%, 11/15/20	310	332
RCN Telecom Services LLC 144A 8.500%, 8/15/20(3)	500	531
Sprint Capital Corp.
6.900%, 5/1/19	265	292
6.875%, 11/15/28	520	507
Sprint Communications, Inc. 6.000%, 11/15/22	270	276
Sprint Corp.
144A 7.250%, 9/15/21(3)	525	574
144A 7.875%, 9/15/23(3)	270	298
T-Mobile USA, Inc.
6.250%, 4/1/21	490	520
6.633%, 4/28/21	50	54
6.125%, 1/15/22	230	242
6.836%, 4/28/23	210	226
6.500%, 1/15/24	235	247

	PAR VALUE	VALUE
Telecommunication Services—continued
Vimpel Communications OJSC 144A 7.748%, 2/2/21(3)(7)	$220	$227
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(3)	300	317
144A 7.250%, 2/15/18(3)	370	391
Windstream Corp. 7.750%, 10/1/21	540	583

		8,319

Utilities—2.3%
AES Corp. (The) 7.375%, 7/1/21	500	572
AmeriGas Partners LP 7.000%, 5/20/22	200	220
Calpine Corp. 144A 7.500%, 2/15/21(3)	262	288
144A 6.000%, 1/15/22(3)	35	37
Energy Future Intermediate Holding Co. LLC ( Energy Future Intermediate Holding Finance, Inc.) 10.000%, 12/1/20	250	264
NRG Energy, Inc.
7.875%, 5/15/21	210	232
144A 6.250%, 7/15/22(3)	250	258
Texas Competitive Electric Holdings Co., LLC 144A 11.500%, 10/1/20(3)	500	386

		2,257
TOTAL CORPORATE BONDS (Identified Cost $73,411)		76,480

LOAN AGREEMENTS(2)—16.1%

Consumer Discretionary—4.5%
Brickman Group Holdings, Inc. Second Lien, 7.500%, 12/17/21	63	64
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	142	148
Cengage Learning ACQ, Inc. 0.000%, 3/6/20(8)	155	157
Clear Channel Communications, Inc. Tranche D, 6.903%, 1/30/19	1,079	1,059
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	352	355
EB Sports Corp. 11.500%, 12/31/15	310	309
Granite Broadcasting Corp. Tranche B First Lien 6.750%, 5/23/18	254	257
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	374	377
Marina District Finance Co., Inc. 6.750%, 8/15/18	508	516
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	246	252

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	$336	$345
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	170	174
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	200	198
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	202	197

		4,408

Consumer Staples—1.0%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	290	284
Crossmark Holdings, Inc. Second Lien, 8.750%, 12/21/20	190	190
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	262	273
Rite Aid Corp. Tranche 2, 4.875%, 6/21/21	180	183

		930

Energy—1.6%
Fieldwood Energy LLC Second Lien, 8.125%, 9/30/20	285	298
NGPL Pipeco LLC 6.750%, 9/15/17	248	242
Quicksilver Resources, Inc. Second Lien, 7.000%, 6/21/19	385	385
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	285	289
Templar Energy LLC Second Lien, 8.000%, 11/25/20	355	359

		1,573

Financials—0.5%
Asurion LLC (Asurion Corp.) Second Lien, 8.500%, 3/3/21	295	305
Nuveen Investments, Inc. Tranche B, Second Lien, 6.500%, 2/28/19	191	192

		497

Health Care—1.9%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	292	294
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	165	166

	PAR VALUE	VALUE
Health Care—continued
Second Lien, 11.000%, 1/2/19	$120	$121
CRC Health Corp. 0.000%, 3/26/21(8)	94	95
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	431	427
Medpace Holdings, Inc. 0.000%, 3/31/21(8)	121	122
MMM Holdings, Inc. 9.750%, 12/12/17	95	96
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	69	70
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	76	77
Sheridan Holdings, Inc. Second Lien, 8.250%, 12/20/21	152	156
Surgery Center Holdings, Inc. Second Lien, 9.750%, 4/11/20	275	273

		1,897

Industrials—1.0%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	59	60
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	136	139
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	310	317
International Equipment Solutions Global B.V. 7.250%, 8/16/19	324	326
SESAC Holding Co. II LLC First Lien, 5.000%, 2/7/19	101	102

		944

Information Technology—4.2%
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	245	246
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	193	196
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	324	330
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	445	462
Deltek, Inc. Second Lien, 10.000%, 10/10/19	268	274
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	276	276

	PAR VALUE		VALUE
Information Technology—continued
Kronos, Inc. Second Lien, 9.750%, 4/30/20	$380		$397
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	435		446
Oberthur Technologies of America Corp. Tranche B-2, 4.500%, 10/18/19	339		343
RP Crown Parent LLC Second Lien, 11.250%, 12/21/19	415		423
Sorenson Communications, Inc. 11.500%, 10/31/14	278		280
Sungard Availability Services Capital, Inc. Tranche B, 0.000%, 3/25/19(8)	180		181
Wall Street Systems Delaware, Inc. Second Lien, 9.250%, 10/25/20	275		278

			4,132

Materials—0.9%
Ardagh Packaging Finance plc 4.250%, 12/17/19	43		43
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 9.250%, 9/19/14	414		415
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	370		380

			838

Telecommunication Services—0.4%
Integra Telecom Holdings, Inc. Second Lien, 9.750%, 2/21/20	126		129
Securus Technologies Holdings, Inc. Second Lien, 9.000%, 4/30/21	285		287

			416

Utilities—0.1%
ExGen Renewables I LLC 5.250%, 2/6/21	80		82
TOTAL LOAN AGREEMENTS (Identified Cost $15,490)			15,717

	SHARES
PREFERRED STOCK—1.5%

Financials—1.5%
Ally Financial, Inc. Series A, 8.500%(2)	11,530		315
Citigroup, Inc. Series J, 7.125%	20	(4)	528
GMAC Capital Trust I Series 2 8.125%(2)	20,800		568
TOTAL PREFERRED STOCK (Identified Cost $1,363)			1,411

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—0.1%

Health Care—0.1%
HealthSouth Corp.	2,789	$100
TOTAL COMMON STOCKS (Identified Cost $62)		100

EXCHANGE-TRADED FUNDS—1.0%
Peritus High Yield ETF	9,191	483
SPDR Barclays High Yield Bond ETF	11,784	487
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $969)		970
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $92,790)		96,210	(12)

SHORT-TERM INVESTMENTS—0.2%

Money Market Mutual Funds—0.2%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	185,803	186
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $186)		186
TOTAL INVESTMENTS—98.9% (Identified Cost $92,976)		96,396	(1)
Other assets and liabilities, net—1.1%		1,029

NET ASSETS—100.0%		$97,425

Abbreviations:

ADS	American Depositary Share
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $34,063 or 35.0% of net assets.
(4)	Value shown as par.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(6)	Illiquid security.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	85.7% of the income received will be in cash and 14.3% in PIK.
(10)	100% of the income received was in cash.
(11)	Amount less than $500 (not reported in 000’s).
(12)	All or a portion segregated as collateral for loan agreement transactions.

Country Weightings†
United States	86%
Canada	4
Luxembourg	3
Austria	1
Bermuda	1
Ireland	1
United Kingdom	1
Other	3
Total	100%
† % of total investments as of March 31, 2014

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$122	$—	$122	$—
Corporate Bonds and Notes	76,480	—	76,295	185
Loan Agreements	15,717	—	15,717	—
Mortgage-Backed Securities	1,173	—	1,173	—
Municipal Bonds	237	—	237	—
Equity Securities:
Common Stocks	100	100	—	—
Exchange-Traded Funds	970	970	—	—
Preferred Stock	1,411	1,411	—	—
Short-Term Investments	186	186	—	—

Total Investments	$96,396	$2,667	$93,544	$185

There were no transfers between level 1 and level 2 for the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Corporate Bonds and Notes
Investments in Securities
Balance as of September 30, 2013:	$243
Accrued discount/(premium)	1
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3)
Purchases	—
Sales(b)	(56)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2014	$185 (c)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued security. See the last paragraph under “Note 2A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

See Notes to Financial Statements

VIRTUS LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—97.2%
iShares S&P 100 Index Fund(3)	22,900	$1,896
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,693)		1,896

PURCHASED OPTIONS—0.1%

Call Options—0.1%
CBOE Volatility Index expiring 4/16/14 strike price $19(2)	60	2
TOTAL PURCHASED OPTIONS (Premiums Received $5)		2
TOTAL LONG TERM INVESTMENTS—97.3%
(Identified Cost $1,698)		1,898	(1)

SHORT-TERM INVESTMENTS—1.8%

Money Market Mutual Funds—1.8%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	35,326	35
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $35)		35
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.1%
(Identified Cost $1,733)		1,933	(1)

	SHARES	VALUE
WRITTEN OPTIONS—0.0%

Call Options—0.0%
S&P 500® Index Fund expiring 4/19/14 strike price $1,945(2)	10	$	(—(4))
TOTAL WRITTEN OPTIONS (Premiums Received $1)			(—(4))
TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.1%
(Identified Cost $1,732)			1,933	(1)
Other assets and liabilities, net—0.9%			18

NET ASSETS—100.0%			$1,951

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for written options.
(4)	Amounts are less than $500 (not reported in 000s).

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,896	$1,896
Purchased Options	2	2
Short-Term Investments	35	35

Total Investments before Written Options	$1,933	$1,933

Written Options	(—(1))	(—(1))

Total Investments Net of Written Options	$1,933	$1,933

(1)	Amount less than $500

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.4%

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	$417		$432

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	145		116

Puerto Rico—0.1%
Commonwealth of Puerto Rico Taxable Series A, 8.000%, 7/1/35	480		448

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	335		239
TOTAL MUNICIPAL BONDS (Identified Cost $1,324)			1,235

FOREIGN GOVERNMENT SECURITIES—9.5%
Argentine Republic 8.280%, 12/31/33	2,734		2,178
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	510		394
RegS 8.250%, 10/13/24(4)	1,110		777
7.650%, 4/21/25	145		98
9.250%, 9/15/27	360		270
9.375%, 1/13/34	2,145		1,584
Commonwealth of Australia Series 125 6.250%, 6/15/14	675	AUD	631
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	2,010	NZD	1,791
Federative Republic of Brazil 8.500%, 1/5/24	4,990	BRL	2,062
Hungary 5.750%, 11/22/23	352		365
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	1,030		999
Mongolia
144A 4.125%, 1/5/18(3)	450		409
144A 5.125%, 12/5/22(3)	825		671
New South Wales, Australia Treasury Corp. Series 17 5.500%, 3/1/17	610	AUD	603
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)	553		550
Republic of Colombia
12.000%, 10/22/15	925,000	COP	522
4.375%, 3/21/23	1,867,000	COP	858
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	795		717

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Croatia 144A 6.375%, 3/24/21(3)	$1,045		$1,126
Republic of Iceland 144A 5.875%, 5/11/22(3)	925		1,003
Republic of Indonesia Series FR30, 10.750%, 5/15/16	7,010,000	IDR	659
Series FR55, 7.375%, 9/15/16	5,125,000	IDR	451
Series FR63, 5.625%, 5/15/23	6,141,000	IDR	457
Republic of Latvia RegS 2.750%, 1/12/20(4)	900		869
Republic of Peru
GDN 144A 7.840%, 8/12/20(3)	1,065	PEN	420
RegS 6.900%, 8/12/37(4)	2,010	PEN	707
Republic of Philippines 4.950%, 1/15/21	32,000	PHP	740
Republic of Poland 4.000%, 1/22/24	660		667
Republic of Slovak 144A 4.375%, 5/21/22(3)	850		901
Republic of South Africa Series R208, 6.750%, 3/31/21	6,720	ZAR	590
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	925		970
Republic of Uruguay 4.375%, 12/15/28(9)	21,409	UYU	984
Romania 144A 4.875%, 1/22/24(3)	1,136		1,147
Russian Federation 144A 7.850%, 3/10/18(3)	60,000	RUB	1,685
United Mexican States
Series M, 6.000%, 6/18/15	30,592	MXN	2,404
Series M, 6.500%, 6/9/22	30,825	MXN	2,433
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $35,648)			33,692

MORTGAGE-BACKED SECURITIES—8.2%

Non-Agency—8.2%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	1,100		1,092
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	245		245
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	1,107		1,203
Banc of America Funding Corp. 06-2, 3A1 6.000%, 3/25/36	422		429
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	242		254
04-24CB, 1A1 6.000%, 11/25/34	147		152

	PAR VALUE	VALUE
Non-Agency—continued
Bank of America (Merrill Lynch – Countrywide) Mortgage Trust 06-C1, AM 5.657%, 5/12/39(2)	$715	$775
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW12, AM 5.751%, 9/11/38(2)	650	704
05-PW10, AM 5.449%, 12/11/40(2)	895	951
06-PW13, AM 5.582%, 9/11/41(2)	1,360	1,487
07-PW18, AM 6.084%, 6/11/50(2)	1,525	1,729
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	514	520
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	1,200	1,319
Credit Suisse First Boston Mortgage Securities Corp. 04-CF2, 1M1 144A 5.250%, 1/25/43(2)(3)	1,042	1,059
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	750	720
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust
05-RP1, 1A3 144A 8.000%, 1/25/35(3)	1,178	1,249
06-RP1, 1A4 144A 8.500%, 1/25/36(3)	851	917
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.819%, 8/10/45(2)	683	758
JPMorgan Chase (Washington Mutual) Commercial Mortgage Securities Trust 06-SL1, A 144A 4.249%, 11/23/43(2)(3)	71	71
JPMorgan Chase Commercial Mortgage Securities Trust 10-CNTR, A2 144A 4.311%, 8/5/32(3)	750	803
JPMorgan Chase Mortgage Trust 14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	1,147	1,173
Lehman Brothers – UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	453	512
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	748	772
Merrill Lynch Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(2)	1,260	1,390
Morgan Stanley Capital I Trust 07-IQ14, AM 5.679%, 4/15/49(2)	800	838

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	$1,075	$1,083
Nomura Asset Acceptance Corp. 04-R1, A1 144A 6.500%, 3/25/34(3)	1,455	1,522
Residential Funding Mortgage Securities I, Inc.
05-S1, 1A2 5.500%, 2/25/35	1,282	1,297
05-S9, A9 5.500%, 12/25/35	1,150	1,149
Sequoia Mortgage Trust 12-3, A1 144A 4.000%, 12/25/43(2)(3)	595	603
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.137%, 1/25/37(2)	738	731
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
06-C25, AM 5.722%, 5/15/43(2)	1,125	1,216
07-C32, A3 5.724%, 6/15/49(2)	360	397
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $28,010)		29,120

ASSET-BACKED SECURITIES—3.6%
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates
05-1 AF5A 5.497%, 7/25/35(2)	1,220	1,174
05-12, 1A4 5.323%, 2/25/36(2)	1,150	1,165
05-12, 2A4 5.750%, 2/25/36(2)	540	519
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	611	617
Conseco Financial Corp. 01-3, A4 6.910%, 5/1/33(2)	432	480
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	1,213	1,297
Drug Royalty LP II 12-1, A2 144A 4.474%, 1/15/25(3)	447	457
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	572	575
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	540	548
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	958	976

	PAR VALUE		VALUE
ASSET-BACKED SECURITIES—continued
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	$308		$318
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	515		524
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	577		605
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	1,081		1,075
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.550%, 9/25/33(2)	599		623
07-HI1, A3 5.720%, 3/25/37	457		459
TAL Advantage LLC 12-1A, A 144A 3.860%, 5/20/27(3)	817		819
Terwin Mortgage Trust 04-15AL, A1 144A 5.795%, 7/25/34(2)(3)	360		354
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	293		307
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $12,546)			12,892

CORPORATE BONDS—59.8%

Consumer Discretionary—7.0%
Arcelik AS 144A 5.000%, 4/3/23(3)	540		475
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	1,125	BRL	462
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	880		855
Boyd Gaming Corp. 9.000%, 7/1/20	870		967
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	1,065		1,139
144A 6.125%, 7/1/22(3)	185		192
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	535		483
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(3)	320		338
Chrysler Group LLC (CG Co-Issuer, Inc.) 144A 8.250%, 6/15/21(3)	1,140		1,287
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	320		345
Series B 7.625%, 3/15/20	1,595		1,731

	PAR VALUE	VALUE
Consumer Discretionary—continued
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	$200	$206
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	34	35
144A 4.875%, 11/1/20(3)	720	739
144A 5.375%, 11/1/23(3)	25	26
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	200	199
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	595	646
International Game Technology 7.500%, 6/15/19	580	681
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	1,320	1,346
KOC Holding AS 144A 3.500%, 4/24/20(3)	830	755
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	475	525
Lear Corp. 5.375%, 3/15/24	705	721
Meritor, Inc. 6.750%, 6/15/21	960	1,020
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	1,000	1,120
ONO Finance II plc 144A 10.875%, 7/15/19(3)	150	168
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	490	483
PNK Finance Corp. 144A 6.375%, 8/1/21(3)	1,035	1,082
QVC, Inc. 5.125%, 7/2/22	240	249
Sinclair Television Group, Inc. 5.375%, 4/1/21	1,155	1,152
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	1,185	1,161
Station Casinos LLC 7.500%, 3/1/21	970	1,054
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	1,410	1,431
Toll Brothers Finance Corp. 6.750%, 11/1/19	465	530
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(3)	415	430
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	680	694

		24,727

Consumer Staples—1.0%
Chiquita Brands International, Inc. 7.875%, 2/1/21	537	601
Darling Escrow Corp. 144A 5.375%, 1/15/22(3)	840	864

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—continued
Elizabeth Arden, Inc. 7.375%, 3/15/21	$485	$524
Ingles Markets, Inc. 5.750%, 6/15/23	975	980
Smithfield Foods, Inc. 144A 5.875%, 8/1/21(3)	525	546

		3,515

Energy—9.5%
Afren plc 144A 11.500%, 2/1/16(3)	475	540
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	1,130	1,141
CHC Helicopter SA 9.250%, 10/15/20	653	712
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	725	740
EP Energy LLC 9.375%, 5/1/20	840	976
EPL Oil & Gas, Inc. 8.250%, 2/15/18	1,120	1,218
EV Energy Partners LP 8.000%, 4/15/19	325	338
Exterran Partners LP 144A 6.000%, 10/1/22(3)	335	330
Forest Oil Corp. 7.250%, 6/15/19	935	824
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)	255	250
Gazprom OAO (Gaz Capital SA)
144A 8.146%, 4/11/18(3)	460	520
144A 3.850%, 2/6/20(3)(7)	1,115	1,045
144A 6.510%, 3/7/22(3)(7)	315	325
Gulfmark Offshore, Inc. 6.375%, 3/15/22	960	998
Halcon Resources Corp. 8.875%, 5/15/21	910	949
Linn Energy LLC (Linn Energy Finance Corp.)
6.500%, 5/15/19	512	536
144A 7.250%, 11/1/19(3)	450	471
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(3)	525	580
144A 4.563%, 4/24/23(3)	495	453
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	500	530
Memorial Production Partners LP 7.625%, 5/1/21	980	1,039
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	550	582
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	1,105	971
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	915	952

	PAR VALUE		VALUE
Energy—continued
Parker Drilling Co. 7.500%, 8/1/20	$1,075		$1,150
Petrobras Global Finance BV 6.250%, 3/17/24	895		922
Petrobras International Finance Co. 5.375%, 1/27/21	500		506
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	1,005		962
RegS 8.500%, 11/2/17(4)	3,875		3,255
Petroleos Mexicanos
144A 4.875%, 1/18/24(3)	305		315
5.500%, 6/27/44	650		627
PHI, Inc. 144A 5.250%, 3/15/19(3)	360		365
Plains Exploration & Production Co. 6.875%, 2/15/23	995		1,112
QEP Resources, Inc. 6.875%, 3/1/21	480		530
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	1,000		1,001
Regency Energy Partners LP 5.875%, 3/1/22	360		374
Rosetta Resources, Inc. 5.875%, 6/1/22	945		967
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 144A 4.199%, 3/6/22(3)(7)	300		265
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	915		948
Targa Resources Partners LP 6.375%, 8/1/22	787		840
Teekay Corp. 8.500%, 1/15/20	300		343
Tullow Oil plc 144A 6.000%, 11/1/20(3)	945		964
Venoco, Inc. 8.875%, 2/15/19	225		228
Zhaikmunai LP 144A 7.125%, 11/13/19(3)	790		824

			33,518

Financials—21.5%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(3)	560		571
Aircastle Ltd. 5.125%, 3/15/21	1,715		1,717
Akbank TAS 144A 7.500%, 2/5/18	1,565	TRY	628
Alfa Bank OJSC RegS 7.875%, 9/25/17(4)(7)	755		802
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	1,455		1,528
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	1,065		1,134
Avis Budget Car Rental LLC 5.500%, 4/1/23	1,325		1,342
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	1,025		1,078

	PAR VALUE		VALUE
Financials—continued
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(3)	$425		$460
144A 6.750%, 9/30/22(3)	1,000		1,095
Banco Bradesco S.A. 144A 5.900%, 1/16/21(3)	1,150		1,207
Banco de Credito del Peru
144A 4.250%, 4/1/23(3)	657		630
144A 6.125%, 4/24/27(2)(3)	1,095		1,136
Banco do Brasil S.A. 144A 5.375%, 1/15/21(3)	600		607
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	1,060		1,106
144A 6.625%, 3/19/29(2)(3)	395		397
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	900	BRL	366
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	1,660		1,770
Bancolombia S.A. 5.125%, 9/11/22	1,015		990
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	515		538
Bank of India 144A 3.250%, 4/18/18(3)	1,150		1,137
Barclays Bank plc 144A 5.926%(2)(3)(5)(6)	600		636
Braskem Finance Ltd.
144A 5.750%, 4/15/21(3)	500		499
6.450%, 2/3/24	800		819
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	1,050		1,066
Chubb Corp. (The) 6.375%, 3/29/67(2)	680		755
City National Corp. 5.250%, 9/15/20	475		529
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)	1,075		1,059
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(7)	245		238
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	1,090		984
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	925		869
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)	620		581
First Cash Financial Services, Inc. 144A 6.750%, 4/1/21(3)	530		545
First Niagara Financial Group, Inc. 6.750%, 3/19/20	1,160		1,329
General Motors Financial Co., Inc. 4.750%, 8/15/17	1,535		1,648
Genworth Holdings, Inc. 4.900%, 8/15/23	750		787

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—continued
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	$970		$965
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	520		575
HBOS plc 144A 6.750%, 5/21/18(3)	115		130
HSBC Finance Corp. 6.676%, 1/15/21	500		583
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	1,130		1,218
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
144A 4.875%, 3/15/19(3)	65		66
144A 6.000%, 8/1/20(3)	370		392
144A 5.875%, 2/1/22(3)	755		766
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	940		977
ING (U.S.), Inc. 5.650%, 5/15/53(2)(6)	1,210		1,209
International Lease Finance Corp. 6.250%, 5/15/19	1,399		1,549
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	1,085		1,042
Jefferies Group LLC 8.500%, 7/15/19	500		614
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	795		811
Korea Finance Corp. 4.625%, 11/16/21	700		761
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	425		457
Level 3 Financing, Inc. 7.000%, 6/1/20	935		1,018
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	300		298
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	750		857
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	189		214
Morgan Stanley 144A 10.090%, 5/3/17(3)	2,400	BRL	1,006
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	595		612
Nationstar Mortgage LLC (Nationstar Capital Corp.) 6.500%, 7/1/21	1,665		1,578
Nordea Bank AB 144A 4.250%, 9/21/22(3)	1,360		1,372
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	875		836
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,315		1,325

	PAR VALUE	VALUE
Financials—continued
Progressive Corp. (The) 6.700%, 6/15/37(2)	$1,200	$1,320
Prudential Financial, Inc.
5.875%, 9/15/42(2)	2,155	2,249
5.625%, 6/15/43(2)(6)	450	459
Regency Energy Partners LP (Regency Energy Finance Corp.) 4.500%, 11/1/23	1,160	1,085
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	1,000	1,047
Royal Bank of Scotland Group plc (The)
6.400%, 10/21/19	370	427
5.625%, 8/24/20	750	847
7.648%(2)(5)(6)	550	594
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(3)	380	391
144A 5.298%, 12/27/17(3)	515	510
Sabra Health Care LP (Sabra Capital Corp.) 5.500%, 2/1/21	470	492
Sberbank of Russia (Sberbank Capital SA) 144A 5.125%, 10/29/22(3)(7)	990	923
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(2)(3)(12)	255	273
SLM Corp. 5.500%, 1/25/23	850	834
Sovereign Bank 8.750%, 5/30/18	400	477
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	470	473
SunTrust Bank, Inc. 5.400%, 4/1/20	250	273
Telecom Italia Capital SA 7.175%, 6/18/19	825	946
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(3)(7)	1,130	992
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	985	941
United Rentals, Inc. 5.750%, 11/15/24	895	903
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(3)	665	728
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(7)	500	495
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	1,655	1,705
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	735	737

	PAR VALUE	VALUE
Financials—continued
Webster Financial Corp. 5.125%, 4/15/14	$205	$205
WP Carey, Inc. 4.600%, 4/1/24	720	720
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	1,080	993

		75,853

Health Care—2.0%
Catamaran Corp. 4.750%, 3/15/21	350	356
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(3)	915	969
HCA, Inc. 6.500%, 2/15/20	990	1,111
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	545	585
Select Medical Corp.
6.375%, 6/1/21	605	617
144A 6.375%, 6/1/21(3)	300	306
Tenet Healthcare Corp.
4.750%, 6/1/20	1,150	1,164
144A 6.000%, 10/1/20(3)	180	193
4.500%, 4/1/21	470	461
8.125%, 4/1/22	770	862
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(3)	255	282
144A 7.500%, 7/15/21(3)	130	147
144A 5.625%, 12/1/21(3)	140	147

		7,200

Industrials—6.5%
AAR Corp. 7.250%, 1/15/22	1,135	1,234
ADT Corp. (The) 144A 6.250%, 10/15/21(3)	1,130	1,162
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	925	1,028
Air Canada 144A 6.750%, 10/1/19(3)	1,050	1,133
Air Canada Pass-Through Trust 13-1, B 144A 5.375%, 5/15/21(3)	542	550
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	1,100	1,103
Atlas Air Pass-Through Trust
98-1, A 7.380%, 1/2/18	345	352
99-1, A1 7.200%, 1/2/19	525	546
00-1, A 8.707%, 1/2/19	183	192
Automotores Gildemeister S.A.
144A 8.250%, 5/24/21(3)	730	547
144A 6.750%, 1/15/23(3)	300	204

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Industrials—continued
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	$930		$967
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	880		879
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	1,305		1,325
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	940		1,020
Carpenter Technology Corp. 5.200%, 7/15/21	600		632
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(3)	40		46
Continental Airlines Pass-Through-Trust
98-, A 6.648%, 9/15/17	158		167
00-1, A1 8.048%, 11/1/20	839		967
01-1, A1 6.703%, 6/15/21	237		259
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	310		335
DP World Ltd. 144A 6.850%, 7/2/37(3)	400		433
Embraer S.A. 5.150%, 6/15/22	1,040		1,079
ESAL GmbH 144A 6.250%, 2/5/23(3)	1,110		1,054
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	456		490
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	710		737
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	650	BRL	239
Ply Gem Industries, Inc. 144A 6.500%, 2/1/22(3)	920		933
Rexel SA 144A 5.250%, 6/15/20(3)	1,130		1,161
Sappi Papier Holding GmbH 144A 8.375%, 6/15/19(3)	440		491
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	250		252
TransDigm, Inc. 7.500%, 7/15/21	640		712
U.S. Airways Pass-Through-Trust 11-1, A 7.125%, 10/22/23	637		740

			22,969

Information Technology—3.5%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	1,385		1,382
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)	955		974
Digicel Ltd. 144A 8.250%, 9/1/17(3)	848		886

	PAR VALUE	VALUE
Information Technology—continued
Earthlink, Inc. 7.375%, 6/1/20	$450	$470
Equinix, Inc. 4.875%, 4/1/20	465	478
First Data Corp.
144A 8.250%, 1/15/21(3)	970	1,057
11.750%, 8/15/21	2,370	2,500
PIK Interest Capitalization, 144A 8.750%, 1/15/22(2)(3)(12)	645	708
First Data Holdings, Inc. PIK Interest Capitalization, 144A 14.500%, 9/24/19(3)(12)	1,383	1,307
Freescale Semiconductor, Inc. 144A 5.000%, 5/15/21(3)	940	964
NCR Corp. 4.625%, 2/15/21	1,035	1,045
VeriSign, Inc. 4.625%, 5/1/23	810	782

		12,553

Materials—5.2%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	1,460	1,507
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	1,700	1,764
Cascades, Inc. 7.875%, 1/15/20	1,100	1,183
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	976	1,130
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	455	457
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	550	538
Gerdau Holdings, Inc.
144A 7.000%, 1/20/20(3)	1,075	1,193
144A 4.750%, 4/15/23(3)	590	548
Hexion U.S. Finance Corp.
8.875%, 2/1/18	595	622
6.625%, 4/15/20	580	603
Huntsman International LLC 4.875%, 11/15/20	440	445
Mexichem SAB de C.V. 144A 4.875%, 9/19/22(3)	485	485
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	580	602
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	1,710	1,783
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(7)	425	442
Tronox Finance LLC 6.375%, 8/15/20	865	893
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	695	641
United States Steel Corp. 6.875%, 4/1/21	1,360	1,455
Vale Overseas Ltd. 4.375%, 1/11/22	1,355	1,345

	PAR VALUE		VALUE
Materials—continued
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	$745		$846

			18,482

Telecommunication Services—2.6%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	5,000	MXN	357
CenturyLink, Inc. Series V 5.625%, 4/1/20	975		1,030
Comcel Trust 144A 6.875%, 2/6/24(3)	475		498
ENTEL Chile S.A. 144A 4.875%, 10/30/24(3)	430		434
Intelsat Jackson Holdings SA 144A 5.500%, 8/1/23(3)	760		748
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(6)	885		919
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	200		212
Sprint Communications, Inc. 6.000%, 11/15/22	1,305		1,336
T-Mobile USA, Inc.
6.633%, 4/28/21	130		140
6.125%, 1/15/22	540		568
6.500%, 1/15/24	380		399
Vimpel Communications OJSC 144A 7.748%, 2/2/21(3)(7)	840		868
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(3)	850		897
Windstream Corp. 7.750%, 10/15/20	780		840

			9,246

Utilities—1.0%
AmeriGas Partners LP 7.000%, 5/20/22	450		494
Calpine Corp. 144A 6.000%, 1/15/22(3)	40		42
Electricite de France SA 144A 5.250%(2)(3)(5)(6)	1,360		1,362
Enel SpA 144A 8.750%, 9/24/73(2)(3)(6)	375		422
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	500		530
NRG Energy, Inc.
7.625%, 1/15/18	105		118
7.625%, 5/15/19	355		371
6.625%, 3/15/23	75		78
Texas Competitive Electric Holdings Co., LLC Series A 10.250%, 11/1/15	200		6

			3,423
TOTAL CORPORATE BONDS (Identified Cost $207,281)			211,486

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—13.5%

Consumer Discretionary—2.8%
Advantage Sales & Marketing, Inc. Second Lien, 8.250%, 6/17/18	$351	$358
Affinity Gaming LLC (Herbst Gaming LLC). 4.250%, 11/9/17	565	566
Brickman Group Holdings, Inc. Second Lien, 7.500%, 12/17/21	203	208
Caesars Entertainment Operating Co., Inc. Tranche B-6, 5.489%, 1/28/18	542	512
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	692	723
Cengage Learning ACQ, Inc. 0.000%, 3/6/20(8)	284	288
Clear Channel Communications, Inc. Tranche D, 6.903%, 1/30/19	968	950
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	620	624
EB Sports Corp. 11.500%, 12/31/15	625	624
Granite Broadcasting Corp. Tranche B First Lien 6.750%, 5/23/18	967	975
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	1,029	1,037
Marina District Finance Co., Inc. 6.750%, 8/15/18	416	423
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	1,058	1,087
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	655	670
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	380	376
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	448	437

		9,858

Consumer Staples—0.2%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	655	640

Energy—1.0%
Fieldwood Energy LLC Second Lien, 8.125%, 9/30/20	651	680
FTS International, Inc. 8.500%, 5/6/16	540	551

	PAR VALUE	VALUE
Energy—continued
NGPL Pipeco LLC 6.750%, 9/15/17	$491	$481
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	908	914
Templar Energy LLC Second Lien, 8.000%, 11/25/20	925	936

		3,562

Financials—0.7%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	529	530
Asurion LLC (Asurion Corp.) Second Lien, 8.500%, 3/3/21	720	746
Capital Automotive LP Second Lien, 6.000%, 4/30/20	106	109
Nuveen Investments, Inc. Tranche B, Second Lien, 6.500%, 2/28/19	1,144	1,149

		2,534

Health Care—1.5%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	909	916
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	343	345
Second Lien, 11.000%, 1/2/19	289	292
Community Health Systems, Inc. (CHS) Tranche D, 4.250%, 1/27/21	103	104
CRC Health Corp. 0.000%, 3/26/21(8)	223	224
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	640	634
INC Research LLC 4.250%, 7/12/18	337	339
InVentiv Health, Inc. 7.500%, 8/4/16	583	585
MMM Holdings, Inc. 9.750%, 12/12/17	294	296
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	214	215
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	187	190
Sheridan Holdings, Inc. Second Lien, 8.250%, 12/20/21	505	520
Surgery Center Holdings, Inc. First Lien, 6.000%, 4/11/19	301	302
Second Lien, 9.750%, 4/11/20	409	406

		5,368

	PAR VALUE	VALUE
Industrials—2.4%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	$93	$95
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	1,023	1,028
AWAS Finance Luxembourg SA 3.500%, 7/16/18	597	600
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	285	290
Ceridian Corp. 4.404%, 5/9/17	1,255	1,263
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	217	221
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	1,119	1,123
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	740	758
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-3, 7.000%, 5/22/18	411	418
Tranche B-4, 6.000%, 8/4/19	179	180
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 7/2/18	535	537
International Equipment Solutions Global B.V. 7.250%, 8/16/19	632	636
Navistar, Inc. Tranche B, 5.750%, 8/17/17	729	743
SESAC Holding Co. II LLC First Lien, 5.000%, 2/7/19	390	394

		8,286

Information Technology—3.7%
Active Network, Inc. First Lien, 5.500%, 11/13/20	471	477
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	846	852
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	599	609
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	45	46
Blue Coat Systems, Inc.
4.000%, 5/31/19	1,127	1,132
Second Lien, 9.500%, 6/26/20	1,082	1,124
Deltek, Inc.
First Lien, 4.500%, 10/10/18	770	776

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
Second Lien, 10.000%, 10/10/19	$638	$652
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	712	717
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	1,039	1,041
Kronos, Inc.
First Lien, 4.500%, 10/30/19	8	8
Second Lien, 9.750%, 4/30/20	827	862
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	354	363
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	314	316
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	722	721
Second Lien, 11.250%, 12/21/19	365	372
Sorenson Communications, Inc. 11.500%, 10/31/14	700	704
SRA International, Inc. 6.500%, 7/20/18	490	493
Sungard Availability Services Capital, Inc. Tranche B, 0.000%, 3/25/19(8)	466	468
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	557	561
Wall Street Systems Delaware, Inc.
First Lien, 5.750%, 10/25/19	395	396
Second Lien, 9.250%, 10/25/20	407	411

		13,101

Materials—0.9%
AZ Chem US, Inc. 5.750%, 12/22/17	552	558
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19	323	326
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	630	646
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	1,307	1,254
Tronox Pigments B.V. 4.500%, 3/19/20	233	235

		3,019

	PAR VALUE		VALUE
Telecommunication Services—0.1%
Securus Technologies Holdings, Inc. Second Lien, 9.000%, 4/30/21	$480		$482

Utilities—0.2%
Atlantic Power LP 4.750%, 2/24/21	214		215
ExGen Renewables I LLC 5.250%, 2/6/21	228		233
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.737%, 10/10/17	375		271

			719
TOTAL LOAN AGREEMENTS (Identified Cost $46,972)			47,569

	SHARES
PREFERRED STOCK—3.5%

Financials—3.4%
Ally Financial, Inc. Series A, 8.500%(2)	20,000		547
Series G, 144A, 7.000%(3)	321		317
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	675	(11)	672
Banco do Brasil S.A. 144A, 8.500%(2)(3)	600	(11)	675
Bank of America Corp. Series K, 8.000%(2)	375	(11)	425
Series U, 5.200%(2)	330	(11)	312
Citigroup, Inc. Series J, 7.125%	46,600		1,230
Fifth Third Bancorp 5.100%(2)	775	(11)	715
General Electric Capital Corp. Series B, 6.250%(2)	700	(11)	749
Series C, 5.250%(2)	600	(11)	584
JPMorgan Chase & Co. Series 1, 7.900%(2)	247	(11)	279
Series Q, 5.150%(2)	1,595	(11)	1,503
PNC Financial Services Group, Inc. (The) 4.454%(2)	350	(11)	351
Series R, 4.850%(2)	965	(11)	905
U.S. Bancorp Series G, 6.000%(2)	22,600		620
Wells Fargo & Co. Series K, 7.980%(2)	950	(11)	1,079
Zions Bancorp, 6.950%(2)	38,525		1,018

			11,981

Industrials—0.1%
Seaspan Corp. Series C, 9.500%	20,000		552
TOTAL PREFERRED STOCK
(Identified Cost $12,009)			12,533

	SHARES	VALUE
COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	446	$20
TOTAL COMMON STOCKS (Identified Cost $4)		20
TOTAL LONG TERM INVESTMENTS—98.5%
(Identified Cost $343,794)		348,547	(10)

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	1,945,872	1,946
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,946)		1,946
TOTAL INVESTMENTS—99.1% (Identified Cost $345,740)		350,493	(1)
Other assets and liabilities, net—0.9%		3,116

NET ASSETS—100.0%		$353,609

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $141,483 or 40.0% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date
(6)	Interest payments may be deferred.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

(8)	This loan will settle after March 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Principal amount is adjusted pursuant to the change in the local inflation index.
(10)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(11)	Value shown as par value.
(12)	100% of the income received was in cash.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
United States	61%
Brazil	4
Luxembourg	4
Canada	3
Mexico	3
Cayman Islands	2
Venezuela	2
Other	21
Total	100%
† % of total investments as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$12,892	$—	$12,892	$—
Corporate Bonds and Notes	211,486	—	211,486	—
Foreign Government Securities	33,692	—	33,692	—
Loan Agreements	47,569	—	47,569	—
Mortgage-Backed Securities	29,120	—	29,120	—
Municipal Bonds	1,235	—	1,235	—
Equity Securities:
Preferred Stock	12,533	3,968	8,565	—
Common Stocks	20	—	—	20
Short-Term Investments	1,946	1,946	—	—

Total Investments	$350,493	$5,914	$344,559	$20

Securities held by the Fund with an end of period value of $317 were transferred from level 1 to level 2 since an exchange price was no longer available.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities	Common Stocks
Investments in Securities
Balance as of September 30, 2013:	$691	$673	$18	(c)
Accrued discount/(premium)	—	—	—
Realized gain (loss)	13	13	—
Change in unrealized appreciation (depreciation)	7	5	2
Purchases	—	—	—
Sales(b)	(691)	(691)	—
Transfers into Level 3(a)	—	—	—
Transfers from Level 3(a)	—	—	—

Balance as of March 31, 2014	$20	$0	$20

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued security currently priced at zero $0.

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—0.2%

Non-Agency—0.2%
Hilton USA Trust 13-HLT, EFX 144A 4.453%, 11/5/30(2)(3)	$2,500	$2,530
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $2,519)		2,530

ASSET-BACKED SECURITIES—0.1%
New Century Home Equity Loan Trust 05-A, A4W 4.892%, 8/25/35(2)	863	901
Terwin Mortgage Trust 04-15AL, A1 144A 5.795%, 7/25/34(2)(3)	521	512
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,267)		1,413

CORPORATE BONDS—7.1%

Consumer Discretionary—1.5%
American Axle & Manufacturing, Inc. 5.125%, 2/15/19	835	874
Boyd Gaming Corp. 9.125%, 12/1/18	1,150	1,252
CCO Holdings LLC 5.250%, 9/30/22	1,000	991
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	1,000	1,050
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	85	87
144A 4.875%, 11/1/20(3)	950	975
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	255	254
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	830	847
Jaguar Land Rover Automotive plc 144A 4.125%, 12/15/18(3)	495	509
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	950	1,051
MGM Resorts International 7.625%, 1/15/17	500	573
ONO Finance II plc 144A 10.875%, 7/15/19(3)	315	353
ServiceMaster Co. 7.000%, 8/15/20	745	792
Sinclair Television Group, Inc. 5.375%, 4/1/21	870	868
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	1,800	1,764
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	750	761

	PAR VALUE	VALUE
Consumer Discretionary—continued
Univision Communications, Inc. 144A 6.875%, 5/15/19(3)	$1,135	$1,223
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	1,085	1,107

		15,331

Consumer Staples—0.4%
Chiquita Brands International, Inc. 7.875%, 2/1/21	1,367	1,531
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(3)	2,170	2,140
Spectrum Brands Escrow Corp. 6.375%, 11/15/20	715	778

		4,449

Energy—0.4%
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	490	495
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	450	485
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	546	555
EPL Oil & Gas, Inc. 8.250%, 2/15/18	1,250	1,359
PHI, Inc. 144A 5.250%, 3/15/19(3)	450	456
Venoco, Inc. 8.875%, 2/15/19	875	888

		4,238

Financials—1.2%
Aircastle Ltd.
4.625%, 12/15/18	1,305	1,339
6.250%, 12/1/19	1,190	1,291
Avis Budget Car Rental LLC 4.875%, 11/15/17	455	480
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	1,300BRL	529
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 144A 4.875%, 3/15/19(3)	195	198
Intelsat Jackson Holdings SA 6.625%, 12/15/22	1,230	1,285
International Lease Finance Corp. 3.875%, 4/15/18	1,290	1,316
iStar Financial, Inc. 4.875%, 7/1/18	1,415	1,458
Level 3 Financing, Inc. 7.000%, 6/1/20	1,105	1,203

	PAR VALUE	VALUE
Financials—continued
Nationstar Mortgage LLC
6.500%, 8/1/18	$835	$843
6.500%, 7/1/21	1,295	1,227
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(5)	335	358
SLM Corp. 4.875%, 6/17/19	785	798

		12,325

Health Care—0.4%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	1,055	1,110
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	850	896
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	180	193
Tenet Healthcare Corp.
144A 5.000%, 3/1/19(3)	415	416
144A 6.000%, 10/1/20(3)	435	466
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 6.750%, 8/15/18(3)	965	1,066

		4,147

Industrials—0.6%
Air Canada 144A 6.750%, 10/1/19(3)	965	1,041
Atlas Air Pass-Through- Trust 98-1, A 7.380%, 1/2/18	500	510
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(3)	55	64
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	1,075	1,139
Ply Gem Industries, Inc. 144A 6.500%, 2/1/22(3)	1,070	1,085
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	670	749
United Rentals, Inc. 7.375%, 5/15/20	1,000	1,109

		5,697

Information Technology—0.9%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	560	595
Avaya, Inc. 144A 7.000%, 4/1/19(3)	3,015	3,008

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
First Data Corp.
144A 8.250%, 1/15/21(3)	$1,015	$1,106
11.750%, 8/15/21	3,590	3,787
First Data Holdings, Inc. PIK Interest Capitalization, 144A 14.500%, 9/24/19(5)	1,100	1,040

		9,536

Materials—1.7%
Ardagh Packaging Finance plc
144A 7.375%, 10/15/17(3)	1,200	1,281
144A 6.250%, 1/31/19(3)	400	419
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	3,200	3,320
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	1,499	1,735
144A 5.875%, 3/25/19(3)	815	847
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	750	828
Hexion U.S. Finance Corp.
8.875%, 2/1/18	1,375	1,437
6.625%, 4/15/20	1,370	1,425
INEOS Group Holdings SA 144A 5.875%, 2/1/19(3)	1,130	1,157
Reynolds Group Issuer, Inc.
9.000%, 4/15/19	1,500	1,612
5.750%, 10/15/20	940	989
Tronox Finance LLC 6.375%, 8/15/20	1,000	1,033
United States Steel Corp. 6.875%, 4/1/21	1,235	1,321
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	685	777

		18,181
TOTAL CORPORATE BONDS (Identified Cost $71,710)		73,904

LOAN AGREEMENTS(2)—94.1%

Consumer Discretionary—25.1%
99 Cents Only Stores Tranche B-2 4.500%, 1/11/19	974	984
Academy Ltd. 4.500%, 8/3/18	1,564	1,572
Acquisitions Cogeco Cable II LP Tranche B, 3.250%, 11/30/19	896	894
Advantage Sales & Marketing, Inc.
First Lien, 4.250%, 12/18/17	4,123	4,147
Second Lien, 8.250%, 6/17/18	570	580

	PAR VALUE	VALUE
Consumer Discretionary—continued
Affinia Group, Inc. Tranche B-2, 4.750%, 4/25/20	$667	$669
Affinity Gaming LLC (Herbst Gaming LLC). 4.250%, 11/9/17	1,014	1,016
Allison Transmission Tranche B-3, 3.750%, 8/23/19	1,738	1,741
Armstrong World Industries, Inc. Tranche B, 3.500%, 3/15/20	2,963	2,971
August Holding Co.
(U.S.) Tranche B-1, First Lien 5.000%, 4/27/18	913	918
(Luxembourg / U.K.) Tranche B-1, First Lien, 5.000%, 4/27/18	1,062	1,069
Bally Technologies, Inc. Tranche B, 4.250%, 11/25/20	4,973	5,002
BJ’s Wholesale Club, Inc.
First Lien, 4.500%, 9/26/19	4,111	4,130
Second Lien, 8.500%, 3/26/20	962	988
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	5,022	5,034
Brickman Group Holdings, Inc. Second Lien, 7.500%, 12/17/21	729	745
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 9.500%, 10/31/16	1,532	1,530
Tranche B-6, 5.489%, 1/28/18	4,822	4,554
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-5, 4.489%, 1/28/18	1,000	932
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	2,993	3,036
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	3,654	3,818
CBS Outdoor Americas Capital LLC 3.000%, 2/1/21	763	761
Cengage Learning ACQ, Inc. 0.000%, 3/6/20(4)	1,713	1,735
Cequel Communications LLC 3.500%, 2/14/19	1,764	1,767

	PAR VALUE	VALUE
Consumer Discretionary—continued
Charter Communications Operations LLC
Tranche E, 3.000%, 7/1/20	$4,390	$4,358
Tranche F, 3.000%, 12/31/20	6,275	6,228
Chrysler Group LLC
Tranche B, 3.500%, 5/24/17	3,676	3,681
Tranche B, 3.250%, 12/31/18	2,612	2,605
CityCenter Holdings LLC Tranche B, 5.000%, 10/16/20	2,808	2,836
Clear Channel Communications, Inc. Tranche D, 6.903%, 1/30/19	15,188	14,901
Cooper-Standard Automotive 0.000%, 3/28/21(4)	3,783	3,795
CSC Holdings, Inc. Tranche B, 2.653%, 4/17/20	4,147	4,103
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	3,771	3,794
EB Sports Corp. 11.500%, 12/31/15	1,000	998
General Nutrition Centers, Inc. Tranche B, 3.250%, 3/4/19	3,038	3,028
Golden Nugget, Inc.
5.500%, 11/21/19	1,047	1,073
Delayed Draw 5.500%, 11/21/19	449	460
Granite Broadcasting Corp. Tranche B First Lien 6.750%, 5/23/18	1,919	1,936
Great Wolf Resorts Tranche B, 4.500%, 8/6/20	2,978	2,993
Harbor Freight Tools 4.750%, 7/26/19	1,481	1,499
Hilton Worldwide Finance LLC 3.750%, 10/26/20	8,786	8,811
Kar Auction Services Tranche B-2, 3.500%, 3/11/21	2,607	2,601
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	2,596	2,616
Lands’ End, Inc. Tranche B, 0.000%, 3/12/21(4)	3,733	3,734
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	2,049	2,049
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	3,416	3,389

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Leslie’s Poolmart Tranche B, 4.250%, 10/16/19	$5,280	$5,299
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien, 6.000%, 6/9/17	973	979
Live Nation Entertainment Tranche B-1, 3.500%, 8/17/20	3,377	3,380
Marina District Finance Co., Inc. 6.750%, 8/15/18	3,367	3,424
MCC LLC (Mediacom Broadband Group) Tranche H, 3.250%, 1/29/21	1,985	1,978
Media General, Inc. Tranche B, 4.250%, 7/31/20	4,802	4,847
Metaldyne LLC Tranche 2014, 4.250%, 12/18/18	1,485	1,495
MGM Resorts International Tranche B, 3.500%, 12/20/19	5,814	5,812
Michaels Stores, Inc. Tranche B, 3.750%, 1/28/20	3,970	3,981
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	3,206	3,279
Neiman Marcus Group 4.250%, 10/25/20	3,990	4,008
Nine Entertainment Group Ltd. (PBL Media Group Limited) Tranche B, 3.250%, 2/5/20	3,465	3,452
Oceania Cruises Tranche B-1, 5.250%, 7/2/20	2,614	2,638
Peninsula Gaming LLC Tranche B, 4.250%, 11/20/17	941	945
Penn National Gaming, Inc. Tranche B, 3.250%, 10/30/20	2,993	2,991
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	2,301	2,365
Pinnacle Entertainment, Inc. Tranche B-2, 3.750%, 8/13/20	5,619	5,640
PVH Corp. Tranche B, 3.250%, 2/13/20	3,118	3,129
Radio One, Inc. Tranche 2011, 7.500%, 3/31/16	591	606
Remy International, Inc. Tranche B, 4.250%, 3/5/20	1,975	1,989

	PAR VALUE	VALUE
Consumer Discretionary—continued
Scientific Games International, Inc. 4.250%, 10/18/20	$2,768	$2,775
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	959	959
Seminole Tribe of Florida 3.000%, 4/29/20	3,575	3,571
ServiceMaster Co. (The)
Tranche C, 4.250%, 1/31/17	3,058	3,065
Tranche B, 4.410%, 1/31/17	1,908	1,916
Seven Seas Cruises S.R.L. Tranche B-2, 3.750%, 12/21/18	2,268	2,273
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	1,729	1,768
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	1,064	1,067
SRAM LLC First Lien, 4.000%, 4/10/20	2,764	2,759
Station Casinos LLC Tranche B, 4.250%, 3/2/20	3,288	3,301
TI Group Auto Systems LLC 5.500%, 3/28/19	1,568	1,576
Tower Automotive Holding 4.000%, 4/23/20	2,442	2,440
Transtar Holding Co.
First Lien, 5.750%, 10/9/18	1,449	1,443
Second Lien, 10.000%, 10/9/19	460	455
Tribune Co. 4.000%, 12/27/20	7,406	7,415
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	3,524	3,440
U.S. Renal Care, Inc. Tranche B-2, First Lien, 5.500%, 7/3/19	2,939	2,940
UCI International, Inc. (United Components) 5.500%, 7/26/17	1,234	1,242
Univision Communications, Inc.
First Lien, 4.000%, 3/1/20	4,462	4,475
4.000%, 3/1/20	5,179	5,178
Veyance Technologies, Inc. 5.250%, 9/8/17	1,980	1,995
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/8/20	3,847	3,842
WideOpenWest Finance LLC Tranche B, 4.750%, 4/1/19	2,088	2,094

	PAR VALUE	VALUE
Consumer Discretionary—continued
Ziggo B.V.
Tranche B-1 0.000%, 1/15/22(4)	$1,398	$1,385
Tranche B-2, 0.000%, 1/15/22(4)	901	893
Tranche B-3, 0.000%, 1/15/22(4)	1,482	1,468
Zuffa LLC 3.750%, 2/25/20	3,666	3,673

		263,726

Consumer Staples—6.3%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	1,076	1,083
Second Lien, 9.500%, 10/10/17	1,035	1,012
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	4,457	4,423
Tranche F, 3.250%, 2/24/21	998	990
Big Heart Pet Brands 3.500%, 3/9/20	2,965	2,962
CIH International S.A R.L. Tranche B, 2.750%, 6/5/20	3,955	3,978
Crossmark Holdings, Inc.
First Lien, 4.500%, 12/20/19	3,006	2,998
Second Lien, 8.750%, 12/21/20	520	521
Darling International, Inc. Tranche B, 3.250%, 1/6/21	779	780
Del Monte Corp. First Lien, 4.250%, 2/18/21	960	964
Dole Food Co., Inc. Tranche B, 4.500%, 11/1/18	1,995	2,007
Heinz (H.J.) Co.
Tranche B-1, 3.250%, 6/7/19	1,717	1,723
Tranche B-2, 3.500%, 6/5/20	14,197	14,273
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	4,047	4,214
Pinnacle Foods Finance LLC
Tranche G, 3.250%, 4/29/20	6,633	6,610
Tranche H, 3.250%, 4/29/20	3,980	3,963
Reynolds Group Holdings, Inc. 4.000%, 11/30/18	2,027	2,036
Rite Aid Corp.
Tranche 7, 3.500%, 2/21/20	5,955	5,958

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—continued
Tranche 1, Second Lien, 5.750%, 8/21/20	$101	$103
Tranche 2, 4.875%, 6/21/21	1,417	1,441
Smart & Final, Inc. First Lien, 4.750%, 11/15/19	1,976	1,982
Spectrum Brands, Inc. Tranche C, 3.500%, 9/4/19	1,990	1,995

		66,016

Energy—2.7%
Azure Midstream 6.500%, 11/15/18	2,374	2,401
Chesapeake Energy Corp. 5.750%, 12/2/17	2,910	2,979
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	198	201
Fieldwood Energy LLC
3.875%, 9/28/18	860	862
Second Lien, 8.125%, 9/30/20	1,613	1,684
FTS International, Inc. 8.500%, 5/6/16	1,868	1,904
MEG Energy Corp. 3.750%, 3/31/20	3,458	3,478
NGPL Pipeco LLC 6.750%, 9/15/17	1,091	1,067
Quicksilver Resources, Inc. Second Lien, 7.000%, 6/21/19	3,320	3,318
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	1,290	1,310
Seadrill Operating LP (Seadrill Partners Finco LLC) 4.000%, 2/21/21	4,480	4,474
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	1,515	1,526
Templar Energy LLC Second Lien, 8.000%, 11/25/20	3,000	3,036

		28,240

Financials—7.2%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	1,978	1,986
Asurion LLC Tranche B-2, 4.250%, 7/8/20	1,489	1,486
Asurion LLC (Asurion Corp.)
Tranche B-1, 5.000%, 5/24/19	3,208	3,221
Second Lien, 8.500%, 3/3/21	2,170	2,247
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	1,552	1,560

	PAR VALUE	VALUE
Financials—continued
Second Lien, 6.000%, 4/30/20	$1,185	$1,216
Clipper Acquisitions Corp. Tranche B, 3.000%, 2/6/20	1,001	995
Delos Finance S.A.R.L 3.500%, 3/6/21	3,301	3,309
GEO Group, Inc. (The) 3.250%, 4/3/20	3,970	3,974
Guggenheim Partners LLC 4.250%, 7/22/20	2,985	3,004
Home Loan Servicing Solutions Ltd. 4.500%, 6/26/20	3,970	3,980
iStar Financial, Inc.
Tranche A-2, 7.000%, 3/19/17	445	461
4.500%, 10/15/17	3,670	3,688
Mondrian Tranche B-1, 4.000%, 3/9/20	1,131	1,135
National Financial Partners Tranche B, 5.250%, 7/1/20	3,451	3,478
Nuveen Investments, Inc.
Tranche B, First Lien 4.153%, 5/13/17	3,925	3,941
Tranche B, Second Lien, 6.500%, 2/28/19	4,292	4,311
Ocean Rig 6.000%, 3/31/21	2,985	3,048
Realogy Corp.
Extended LOC, 4.400%, 10/10/16	442	444
Tranche B, 3.750%, 3/5/20	7,489	7,527
RPI Finance Trust Tranche B-3, 3.250%, 11/9/18	1,312	1,320
Sam Finance LUX S.A.R.L. 4.250%, 12/17/20	2,874	2,885
Starwood Property Trust, Inc. 3.500%, 4/17/20	6,362	6,349
Trans Union LLC
4.250%, 2/10/19	1,925	1,928
0.000%, 3/19/21(4)	5,293	5,310
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	2,810	2,798

		75,601

Health Care—12.5%
Accellent, Inc. First Lien, 0.000%, 3/12/21(4)	3,313	3,314
Akorn, Inc. Tranche B, 0.000%, 11/13/20(4)	4,000	4,047
Alere, Inc. (IM US Holdings LLC)
Tranche B-1, 5.500%, 6/30/17	978	982
Tranche B, 5.500%, 6/30/17	1,634	1,642

	PAR VALUE	VALUE
Health Care—continued
American Renal Holdings, Inc.
Tranche B, First Lien, 4.500%, 8/20/19	$2,517	$2,521
Second Lien, 8.500%, 3/20/20	1,860	1,875
AMN Healthcare, Inc. Tranche B, 3.750%, 4/5/18	1,476	1,488
Amneal Pharmaceuticals LLC Tranche B, 7.000%, 11/1/19	2,487	2,503
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	856	862
Second Lien, 11.000%, 1/2/19	375	379
Biomet Tranche B-2, 3.654%, 7/25/17	2,963	2,970
BSN Medical GmbH & Co. KG Tranche B-1B 4.000%, 8/28/19	2,000	2,013
Capsugel Holdings U.S., Inc. 3.500%, 8/1/18	4,285	4,285
Catalent Pharma Solutions, Inc.
Extended Term Loan 1 3.653%, 9/15/16	957	962
Tranche 2, 4.250%, 9/15/17	261	262
CHG Healthcare Services, Inc. First Lien, 4.250%, 11/19/19	2,098	2,105
Community Health Systems, Inc. Extended, 3.483%, 1/25/17	891	899
Community Health Systems, Inc. (CHS) Tranche D, 4.250%, 1/27/21	3,749	3,785
ConvaTec, Inc. 4.000%, 12/22/16	1,598	1,604
CRC Health Corp. 0.000%, 3/28/21(4)	1,360	1,369
DaVita HealthCare Partners, Inc. (DaVita Inc.) Tranche B-2 4.000%, 11/1/19	3,005	3,025
Drumm Investors LLC (Golden Living) 5.000%, 5/4/18	1,656	1,641
Emdeon, Inc. Tranche B-2, 3.750%, 11/2/18	3,048	3,053
Endo Luxembourg Finance Tranche B, 3.250%, 3/1/21	925	924
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	2,577	2,552

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Grifols, Inc. Tranche B, 0.000%, 2/27/21(4)	$5,354	$5,358
HCA, Inc. Tranche B-4, 2.984%, 5/1/18	5,299	5,304
Hologic, Inc. Tranche B, 3.250%, 8/1/19	2,699	2,694
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	2,002	2,012
IMS Health, Inc. Tranche B, 3.750%, 3/17/21	5,358	5,357
INC Research LLC 4.250%, 7/12/18	2,396	2,406
InVentiv Health, Inc. 7.500%, 8/4/16	1,177	1,180
Kinetic Concepts, Inc.
Tranche E-2, 3.500%, 11/4/16	942	945
Tranche E-1, 4.000%, 5/4/18	580	582
Mallinckrodt Tranche B, 3.500%, 3/19/21	2,789	2,793
Medpace Holdings, Inc. 0.000%, 3/31/21(4)	1,775	1,784
MMM Holdings, Inc. 9.750%, 12/12/17	438	441
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	318	321
Multiplan, Inc. Tranche B-1, 4.000%, 3/19/21	3,788	3,783
National Mentor Holdings, Inc. Tranche B, 4.750%, 1/31/21	755	761
NBTY, Inc. Tranche B-2, 3.500%, 10/1/17	2,782	2,793
Par Pharmaceutical Tranche B-2, 4.000%, 9/30/19	1,732	1,737
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC) 4.000%, 12/5/18	1,975	1,983
PharMEDium Healthcare Corp.
First Lien, 4.250%, 1/28/21	3,800	3,812
Second Lien, 7.750%, 1/28/22	540	548
PRA Holdings, Inc. Tranche B-1, 4.500%, 9/23/20	2,985	2,980
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18	4,561	4,569
Salix Pharmaceuticals Ltd. 4.250%, 1/2/20	2,528	2,556
Sheridan Holdings, Inc.
First Lien, 4.500%, 6/29/18	3,043	3,065
4.500%, 6/29/18	994	1,001

	PAR VALUE	VALUE
Health Care—continued
Second Lien, 8.250%, 12/20/21	$1,800	$1,854
Surgery Center Holdings, Inc.
First Lien, 6.000%, 4/11/19	1,284	1,289
Second Lien, 9.750%, 4/11/20	1,800	1,787
Surgical Care Affiliates LLC Tranche C, 4.250%, 6/29/18	3,448	3,456
United Surgical Partners International, Inc. Tranche B, 4.750%, 4/3/19	2,089	2,103
Valeant Pharmaceuticals International, Inc.
Series D2, Tranche B, 3.750%, 2/13/19	2,490	2,500
Series E, Tranche B 3.750%, 8/5/20	4,598	4,618
VWR Funding, Inc. 3.451%, 4/3/17	1,368	1,373

		130,807

Industrials—12.6%
Acosta, Inc. Tranche B, 4.250%, 3/3/18	3,937	3,959
Air Canada 5.500%, 9/26/19	4,265	4,350
Allied Security Holdings LLC
First Lien, 1.625%, 2/12/21	496	495
First Lien, 4.250%, 2/12/21	1,397	1,407
Second Lien, 3.500%, 8/13/21	259	261
Second Lien, 8.000%, 8/13/21	688	686
Alixpartners, LLP First Lien, 4.000%, 7/10/20	2,963	2,973
Allegion Tranche B, 3.000%, 9/25/20	2,993	2,991
Alliance Laundry Systems LLC
First Lien, 4.250%, 12/10/18	2,754	2,768
Second Lien, 9.500%, 12/10/19	110	111
Alliant Techsystems, Inc. Tranche B, 3.500%, 11/2/20	4,807	4,829
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	7,599	7,635
Apex Tool Group LLC Tranche B, 4.500%, 1/31/20	2,970	2,950

	PAR VALUE	VALUE
Industrials—continued
Avis Budget Car Rental LLC Tranche B, 3.000%, 3/15/19	$2,800	$2,783
AWAS Finance Luxembourg SA 3.500%, 7/16/18	1,041	1,045
Brand Energy & Infrastructure Services, Inc. 4.750%, 11/26/20	3,149	3,166
Brickman Group Holdings, Inc. First Lien, 4.000%, 12/18/20	719	722
Brock Holdings Ill, Inc.
First Lien, 6.000%, 3/16/17	811	816
Second Lien, 10.000%, 3/16/18	450	457
Ceridian Corp. 4.404%, 5/9/17	6,659	6,700
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	379	385
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	2,684	2,694
CPI International ,Inc. 0.000%, 3/31/21(4)	2,641	2,661
Doncasters Group Ltd. (Doncasters US LLC) Tranche B, 5.500%, 4/9/20	1,639	1,652
DynCorp International, Inc. 6.250%, 7/7/16	793	800
Envision Healthcare Corp. 4.000%, 5/25/18	3,703	3,715
Filtration Group Corp.
First Lien, 4.500%, 11/20/20	1,148	1,158
Second Lien, 8.250%, 11/22/21	2,075	2,126
Harland Clarke Holdings Corp. (Clarke American Corp.)
Tranche B-3, 7.000%, 5/22/18	2,196	2,231
Tranche B-4, 6.000%, 8/4/19	1,304	1,314
HD Supply, Inc. Term Loan 2014, 4.000%, 6/28/18	3,257	3,265
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 7/2/18	3,304	3,319
International Equipment Solutions Global B.V. 7.750%, 8/16/19	3,086	3,107
Mcjunkin Red Man Corp. 4.750%, 11/8/19	1,552	1,574

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
Mirion Technologies, Inc. 5.750%, 3/30/18	$1,217	$1,226
Navistar, Inc. Tranche B, 5.750%, 8/17/17	1,319	1,344
OPE USIC Holdings, Inc. 4.000%, 7/10/20	4,048	4,049
Ply Gem Industries, Inc. 4.000%, 2/1/21	939	942
Quikrete Co., Inc. First Lien, 4.000%, 9/26/20	3,980	3,994
Rexnord LLC Tranche B, 4.000%, 8/21/20	4,975	4,986
Sedgwick, Inc. First Lien, 0.000%, 3/1/21(4)	7,900	7,830
SESAC Holding Co. II LLC First Lien, 5.000%, 2/7/19	462	467
SI Organization, Inc. (The) Tranche B, 5.500%, 11/22/16	968	952
Southwire Co. 3.250%, 2/10/21	1,306	1,306
Spin Holdco, Inc. First Lien, 4.250%, 11/14/19	5,950	5,958
Spirit Aerosystems, Inc. Tranche B, 3.250%, 9/15/20	3,906	3,902
TransDigm, Inc. Tranche C, 3.750%, 2/28/20	7,964	7,979
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/19	3,009	3,010
Utex Industries, Inc. First Lien, 4.500%, 4/10/20	1,985	1,995
WCA Waste Corp. (WCA Waste Systems, Inc.) 4.000%, 3/23/18	932	936
WireCo Worldgroup, Inc. 6.000%, 2/15/17	443	447

		132,428

Information Technology—14.4%
Active Network, Inc. First Lien, 5.500%, 11/13/20	2,025	2,050
Activision Blizzard, Inc. 3.250%, 10/12/20	4,649	4,655
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	9,973	10,038
Allflex Holdings III, Inc.
First Lien, 4.250%, 7/17/20	4,975	4,995
Second Lien, 8.000%, 7/19/21	789	802
Applied Systems, Inc.
4.250%, 1/25/21	595	598

	PAR VALUE	VALUE
Information Technology—continued
Second Lien, 7.500%, 1/24/22	$207	$211
Blue Coat Systems, Inc.
4.000%, 5/31/19	3,002	3,016
Second Lien, 9.500%, 6/26/20	3,154	3,276
BMC Software, Inc. 5.000%, 9/10/20	3,452	3,463
CCC Information Services, Inc. 4.000%, 12/20/19	2,671	2,679
CDW LLC 3.250%, 4/29/20	8,275	8,212
Commscope, Inc.
Tranche 3, 2.733%, 1/21/17	789	792
Tranche 4, 3.250%, 1/14/18	799	800
CPI International Acquisition, Inc. (Catalyst Holdings, Inc.) Tranche B, 5.000%, 2/13/17	1,156	1,158
Dell International LLC Tranche B, 4.500%, 4/29/20	3,118	3,102
Deltek, Inc.
First Lien, 4.500%, 10/10/18	3,367	3,392
Second Lien, 10.000%, 10/10/19	1,529	1,562
Epicor Software Corp. Tranche B-2, 4.000%, 5/16/18	2,879	2,892
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	3,693	3,717
First Data Corp.
Tranche 2018, 4.155%, 3/23/18	7,100	7,130
Tranche 2021, 4.155%, 3/24/21	4,381	4,396
Freescale Semiconductor, Inc. Tranche B-5, 4.250%, 2/28/20	3,903	3,927
Tranche B-4, 5.000%, 1/15/21	1,990	2,014
Genpact Ltd. 3.500%, 8/30/19	1,230	1,235
Go Daddy Operating Co. LLC Tranche B-3 Term Loan 4.000%, 12/17/18	4,572	4,591
Infor (U.S.), Inc.
Tranche B-3, 3.750%, 6/3/20	4,506	4,497
Tranche B-5, 3.750%, 6/3/20	3,632	3,626
Information Resources, Inc. (Symphonyiri Group, Inc.) 4.750%, 9/30/20	1,117	1,124

	PAR VALUE	VALUE
Information Technology—continued
Interactive Data Corp. 3.750%, 2/11/18	$2,328	$2,328
ION Trading Technologies S.A.R.L. First Lien, 4.500%, 5/22/20	1,292	1,297
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	1,956	1,961
Ipreo Holdings LLC Tranche B-4, 5.000%, 8/7/17	1,220	1,232
Kronos, Inc.
First Lien, 4.500%, 10/30/19	568	574
Second Lien, 9.750%, 4/30/20	4,320	4,504
Mitchell International, Inc.
4.500%, 10/12/20	3,202	3,216
Second Lien, 8.500%, 10/11/21	2,074	2,127
MMI International Ltd. 7.250%, 11/20/18	1,850	1,845
Moneygram International, Inc. 4.250%, 3/27/20	952	955
Mood Media Corp. First Lien, 7.000%, 5/6/18	1,043	1,055
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	985	994
Oberthur Technologies of America Corp. Tranche B-2, 4.500%, 10/18/19	2,993	3,023
Presidio, Inc.
0.000%, 3/31/17(4)	437	440
5.000%, 3/31/17	1,760	1,773
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	2,235	2,231
Second Lien, 11.250%, 12/21/19	3,333	3,394
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	493	502
Sophia LP Tranche B-1, 4.000%, 7/19/18	2,898	2,905
Sorenson Communications, Inc. 11.500%, 10/31/14	1,985	1,997
Spansion LLC 3.750%, 12/19/19	3,325	3,339
SRA International, Inc. 6.500%, 7/20/18	1,226	1,232
SSI Investments II Ltd. Tranche 2, 5.000%, 5/26/17	938	941
Sungard Availability Services Capital, Inc. Tranche B, 0.000%, 3/25/19(4)	4,078	4,095

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche E, 4.000%, 3/8/20	$515	$518
Verifone, Inc. 4.250%, 10/3/19	1,428	1,434
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	2,134	2,150
Wall Street Systems Delaware, Inc.
First Lien, 5.750%, 10/25/19	691	694
Second Lien, 9.250%, 10/25/20	497	502
Websense, Inc. First Lien, 4.500%, 6/25/20	1,489	1,494
Zayo Group LLC (Zayo Capital, Inc.) 4.000%, 7/2/19	2,206	2,210

		150,912

Materials—5.6%
Air Distribution Technologies, Inc. First Lien, 4.250%, 11/9/18	409	410
American Builders & Contractors Supply Co., Inc. Tranche B, 3.500%, 4/16/20	5,970	5,965
Ardagh Packaging Finance plc 0.000%, 12/17/19(4)	876	878
Ardagh Packaging Finance plc 4.250%, 12/17/19	1,858	1,870
Arysta LifeScience SPC LLC First Lien, 4.500%, 5/29/20	2,848	2,859
Atkore International First Lien, 0.000%, 3/27/21(4)	2,024	2,025
Avantor Performance Materials Holdings, Inc. 5.250%, 6/24/17	573	576
AZ Chem US, Inc. 6.250%, 12/22/17	846	855
Berlin Packaging, Inc. First Lien, 4.750%, 4/2/19	2,488	2,508
Berry Plastics Groups, Inc.
Tranche D, 3.500%, 2/8/20	4,601	4,588
Tranche D, 3.750%, 1/6/21	2,034	2,031
CEMEX Espana S.A. Tranche A-1, 4.657%, 2/14/17	894	900
Distribution International, Inc. 7.500%, 7/16/19(6)	1,985	1,990

	PAR VALUE	VALUE
Materials—continued
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 9.250%, 9/19/14	$1,921	$1,927
Fairmount Minerals Ltd. Tranche B-2, 0.000%, 9/5/19(4)	1,078	1,086
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19	4,984	5,029
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	630	646
Houghton International, Inc. Holding Corp. (HII Holding Corp.) First Lien, 4.000%, 12/20/19	1,679	1,683
Huntsman International LLC 0.000%, 10/15/20(4)	4,000	4,011
Ineos Group Holdings, Inc. 3.750%, 5/4/18	9,137	9,098
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	2,264	2,172
Pro Mach, Inc. 4.500%, 7/6/17	1,429	1,438
Tronox Pigments B.V. 4.500%, 3/19/20	1,191	1,200
Univar, Inc. Tranche B, 5.000%, 6/30/17	1,354	1,352
W.R. Grace & Co.
Delayed Draw, 1.000%, 2/3/21	458	458
3.000%, 2/3/21	1,282	1,281

		58,836

Telecommunication Services—4.7%
Cincinnati Bell, Inc. Tranche B, 4.000%, 9/10/20	3,234	3,241
Crown Castle Operating Co. Tranche B-2, 3.250%, 1/31/21	5,415	5,406
Global Tel*Link Corp.
First Lien, 5.000%, 5/22/20	1,898	1,888
Second Lien, 9.000%, 11/23/20	660	652
Grande Communications Networks LLC 4.500%, 5/29/20	993	994
Hawaiian Telcom Communications, Inc. 5.000%, 6/6/19	1,980	1,989
Integra Telecom Holdings, Inc.
Tranche B, 5.250%, 2/22/19	1,181	1,189

	PAR VALUE	VALUE
Telecommunication Services—continued
Second Lien, 9.750%, 2/21/20	$449	$461
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 6/30/19	2,838	2,849
Level 3 Financing, Inc.
Tranche B-III 2019, 4.000%, 8/1/19	3,875	3,891
Tranche B, 4.000%, 1/15/20	3,388	3,399
LTS Buyer LLC Tranche B First Lien, 4.000%, 4/13/20	1,985	1,976
SBA Communications Tranche B-1A, 3.250%, 3/24/21	3,786	3,778
Securus Technologies Holdings, Inc. Second Lien, 9.000%, 4/30/21	685	689
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) First Lien, 4.750%, 4/30/20	2,388	2,389
Telesat Canada, Inc. Tranche B-2, 3.500%, 3/28/19	3,753	3,748
West Corp. Tranche B-10, 3.250%, 6/30/18	2,507	2,497
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	3,228	3,227
XO Communications LLC 0.000%, 3/17/21(4)	4,735	4,771

		49,034

Utilities—3.0%
AES Corp. 3.750%, 6/1/18	1,517	1,525
Atlantic Power LP 4.750%, 2/24/21	1,266	1,272
Calpine Construction Finance Co. LP
4.000%, 4/1/18	1,940	1,949
Tranche B-1, 3.000%, 5/3/20	5,125	5,049
Tranche B-2, 3.250%, 1/31/22	3,876	3,817
ExGen Renewables I LLC 5.250%, 2/6/21	1,068	1,091
InterGen N.V. 5.500%, 6/15/20	2,670	2,703
NRG Energy, Inc. 2.750%, 7/1/18	5,374	5,334
Raven Power Finance 5.250%, 12/19/20	2,392	2,423
Sapphire Power Tranche B, 6.000%, 7/10/18	1,985	2,033

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—continued
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.737%, 10/10/17	$5,945	$4,296

		31,492
TOTAL LOAN AGREEMENTS (Identified Cost $981,402)		987,092
TOTAL LONG TERM INVESTMENTS—101.6%
(Identified Cost $1,056,898)		1,064,939	(7)

	SHARES
SHORT-TERM INVESTMENTS—4.6%

Money Market Mutual Funds—4.6%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.090%)	47,722,851	47,723
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $47,723)		47,723
TOTAL INVESTMENTS—106.1% (Identified Cost $1,104,621)		1,112,662	(1)
Other assets and liabilities, net—(6.1)%		(63,753)

NET ASSETS—100.0%		$1,048,909

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $38,441 or 3.7% of net assets.
(4)	This loan will settle after March 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(5)	100% of the income was received in cash.
(6)	Illiquid Security.
(7)	All or a portion segregated as collateral for unsettled loan transactions and leverage.

Foreign Currencies:

BRL	Brazilian Real

Country Weightings†
United States	93%
Canada	2
Luxembourg	1
Netherlands	1
United Kingdom	1
Other	2
Total	100%
† % of total investments as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$1,413	$—	$1,413
Corporate Bonds And Notes	73,904	—	73,904
Loan Agreements	987,092	—	987,092
Mortgage-Backed Securities	2,530	—	2,530
Equity Securities:
Short-Term Investments	47,723	47,723	—

Total Investments	$1,112,662	$47,723	$1,064,939

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities	Common Stocks
Investments in Securities
Balance as of September 30, 2013:	$793	$793	$—	(c)
Accrued discount/(premium)	—	—	—
Realized gain (loss)	15	15	—
Change in unrealized appreciation (depreciation)	6	6	—
Purchases	—	—	—
Sales(b)	(814)	(814)	—
Transfers into Level 3(a)	—	—	—
Transfers from Level 3(a)	—	—	—

Balance as of March 31, 2014	$—	$—	$—

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued security currently priced at zero $0.

See Notes to Financial Statements

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.1%

Consumer Discretionary—35.3%
Amazon.com, Inc.(2)	2,221	$747
AMC Networks, Inc. Class A(2)	10,556	772
American Eagle Outfitters, Inc.	60,977	746
Apollo Group, Inc. Class A(2)	23,550	806
AutoNation, Inc.(2)	14,559	775
Buckle, Inc. (The)(3)	16,451	753
Cabela’s, Inc.(2)	11,442	750
Cablevision Systems Corp. Class A(3)	46,895	791
Carnival Corp.	19,481	738
CBS Corp. Class B	12,158	751
Choice Hotels International, Inc.	16,828	774
Columbia Sportswear Co.	9,572	791
Comcast Corp. Class A	15,531	777
Dick’s Sporting Goods, Inc.	14,081	769
Dillard’s, Inc. Class A	8,815	815
Discovery Communications, Inc. Class A(2)	9,379	776
DISH Network Corp. Class A(2)	13,209	822
DSW, Inc. Class A	21,124	758
Expedia, Inc.	10,795	783
Family Dollar Stores, Inc.	13,134	762
Federal-Mogul Corp.(2)	44,414	831
Fossil Group, Inc.(2)	6,688	780
Gap, Inc. (The)	19,034	762
Garmin Ltd.(3)	14,198	785
Horton (D.R.), Inc.	36,666	794
Host Hotels & Resorts, Inc.	39,197	793
Hyatt Hotels Corp. Class A(2)	14,412	776
International Speedway Corp. Class A	23,449	797
L Brands, Inc.	13,482	765
Las Vegas Sands Corp.	9,714	785
Lennar Corp. Class A	19,858	787
Liberty Global plc Class A	19,301	786
Liberty Interactive Corp. Class A(2)	27,521	795
Liberty Media Corp. Class A(2)	5,852	765
Liberty Ventures Class A(2)	5,757	750
Madison Square Garden Co. (The)(2)	13,463	764
Marriott International, Inc.	14,171	794
Marriott Vacations Worldwide Corp.(2)	14,201	794
MGM Resorts International(2)	30,175	780
Mohawk Industries, Inc.(2)	5,703	775
Morningstar, Inc.	9,801	774
News Corp. Class A(2)	44,656	769
NIKE, Inc. Class B	10,435	771
Nordstrom, Inc.	12,613	788
Papa John’s International, Inc.	14,752	769
Penske Automotive Group, Inc.	17,598	752
Ralph Lauren Corp.	4,876	785
Sears Holdings Corp.(2)(3)	16,193	773
Sears Hometown and Outlet Stores, Inc.(2)	32,164	761
Starbucks Corp.	10,304	756
Starz – Liberty Capital Class A(2)	24,747	799
Tesla Motors, Inc.(2)(3)	3,552	740
Twenty-First Century Fox, Inc. Class A	24,192	773
Under Armour, Inc. Class A(2)	6,571	753
Urban Outfitters, Inc.(2)	21,389	780

	SHARES	VALUE
Consumer Discretionary—continued
Viacom, Inc. Class B	9,105	$774
Wendy’s Co. (The)	86,568	789
Wynn Resorts Ltd.	3,479	773

		44,993

Consumer Staples—4.9%
Boston Beer Co., Inc. (The) Class A(2)	3,174	777
Brown-Forman Corp. Class B	8,853	794
Estee Lauder Cos., Inc. (The) Class A	11,604	776
Harbinger Group, Inc.(2)	63,162	773
Lancaster Colony Corp.	8,050	800
Monster Beverage Corp.(2)	11,508	799
PriceSmart, Inc.	7,130	720
Tootsie Roll Industries, Inc.	26,592	796

		6,235

Energy—5.7%
Chesapeake Energy Corp.	31,579	809
Continental Resources, Inc.(2)(3)	6,542	813
CVR Energy, Inc.	19,041	804
Hess Corp.	9,562	793
RPC, Inc.	39,658	810
Talisman Energy, Inc.	78,355	782
Transocean Ltd.	19,614	811
W&T Offshore, Inc.	46,876	811
Western Refining, Inc.(3)	19,629	758

		7,191

Financials—16.1%
Altisource Portfolio Solutions SA(2)	6,749	821
American Financial Group, Inc.	13,717	791
Amtrust Financial Services, Inc.	20,177	759
Berkley (W.R.) Corp.	19,054	793
Berkshire Hathaway, Inc. Class B(2)	6,274	784
BOK Financial Corp.	11,263	778
Boston Properties, Inc.	6,899	790
Brown & Brown, Inc.	25,384	781
Charles Schwab Corp. (The)	27,466	751
Credit Acceptance Corp.(2)	5,583	794
Equity Lifestyle Properties, Inc.	19,252	783
Equity Residential	13,716	795
First Citizens BancShares, Inc. Class A	3,287	791
Franklin Resources, Inc.	14,981	812
Gaming and Leisure Properties, Inc.	21,666	790
Greenlight Capital Re Ltd. Class A(2)	23,726	778
Hilltop Holdings, Inc.(2)	33,269	791
Howard Hughes Corp. (The)(2)	5,507	786
Leucadia National Corp.	28,902	809
Loews Corp.	17,908	789
Mercury General Corp.	17,515	789
Ocwen Financial Corp.(2)	20,084	787
Raymond James Financial, Inc.	14,440	808
Simon Property Group, Inc.	4,876	800
Taubman Centers, Inc.	11,296	800
Vornado Realty Trust	7,999	788

		20,538

	SHARES	VALUE
Health Care—5.9%
Akorn, Inc.(2)	35,174	$774
Bruker Corp.(2)	33,965	774
Cerner Corp.(2)	13,586	764
Forest Laboratories, Inc.(2)	8,432	778
Halozyme Therapeutics, Inc.(2)	62,650	795
Hologic, Inc.(2)	36,555	786
MannKind Corp.(2)(3)	133,995	539
Opko Health, Inc.(2)(3)	84,120	784
Pharmacyclics, Inc.(2)	6,864	688
Teva Pharmaceutical Industries Ltd.	15,836	837

		7,519

Industrials—10.6%
Air Lease Corp.	21,102	787
American Railcar Industries, Inc.	10,703	749
Cintas Corp.	13,196	787
Colfax Corp.(2)	11,055	789
Covanta Holding Corp.	47,389	855
Danaher Corp.	10,496	787
FedEx Corp.	5,785	767
Grainger (W.W.), Inc.	3,101	783
Heartland Express, Inc.	35,012	794
Illinois Tool Works, Inc.	9,745	793
MasTec, Inc.(2)	18,065	785
MSC Industrial Direct Co., Inc. Class A	9,047	783
Navistar International Corp.(2)	23,461	795
Rollins, Inc.	25,968	785
Timken Co. (The)	13,054	767
Werner Enterprises, Inc.	31,092	793
XPO Logistics, Inc.(2)	29,166	858

		13,457

Information Technology—14.7%
Amkor Technology, Inc.(2)	121,446	833
Anixter International, Inc.	7,710	783
Broadcom Corp. Class A	24,687	777
DST Systems, Inc.	8,159	773
eBay, Inc.(2)	13,811	763
EchoStar Corp. Class A(2)	16,229	772
Google, Inc. Class A(2)	674	751
IAC/InterActiveCorp.	10,869	776
Intuit, Inc.	9,909	770
Marvell Technology Group Ltd.	49,165	774
Mentor Graphics Corp.	34,490	759
National Instruments Corp.	26,176	751
Nuance Communications, Inc.(2)	46,567	800
Oracle Corp.	20,447	836
Paychex, Inc.	18,419	785
Pegasystems, Inc.	21,380	755
QUALCOMM, Inc.	10,050	793
Rackspace Hosting, Inc.(2)	23,854	783
RealPage, Inc.(2)	42,417	770
Salesforce.com, Inc.(2)	13,871	792
SS&C Technologies Holdings, Inc.(2)	18,800	752
Syntel Co.(2)	8,716	784
TeleTech Holdings, Inc.(2)	32,588	799
Yahoo!, Inc.(2)	21,300	765

		18,696

See Notes to Financial Statements

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—4.9%
Airgas, Inc.	7,301	$778
Huntsman Corp.	33,335	814
LyondellBasell Industries N.V. Class A	8,715	775
NewMarket Corp.	2,005	783
Novagold Resources, Inc.(2)(3)	205,686	743
Scotts Miracle-Gro Co. (The) Class A	12,800	784
Silgan Holdings, Inc.	15,964	791
Westlake Chemical Corp.	11,731	776

		6,244
TOTAL COMMON STOCKS (Identified Cost $116,738)		124,873

RIGHTS—0.0%

Consumer Discretionary—0.0%
Central European Media Ent., Class A, expiring 04/25/14 strike price $0.0161(4)	3,766	0
TOTAL RIGHTS (Identified Cost $0)		0
TOTAL LONG TERM INVESTMENTS—98.1%
(Identified Cost $116,738)		124,873

	SHARES	VALUE

SECURITIES LENDING COLLATERAL—4.5%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(5)	5,694,722	$5,695
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $5,695)		5,695
TOTAL INVESTMENTS—102.6% (Identified Cost $122,433)		130,568	(1)
Other assets and liabilities, net—(2.6)%		(3,268)

NET ASSETS—100.0%		$127,300

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.
(5)	Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$124,873	$124,873	$—
Rights	—	—	0	(1)
Securities Lending Collateral	5,695	5,695	—

Total Investments	$130,568	$130,568	$0	(1)

There are no Level 2 (significant observable inputs) priced securities.

(1)	Includes internally fair valued security currently priced at $0.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Bond Fund		CA Tax-Exempt Bond Fund	High Yield Fund		Low Volatility Equity Fund

Assets
Investment in securities at value(1)	$78,530		$45,497	$96,396		$1,933
Cash	53		1,895	123		3
Deposits with broker for options	—		—	—		4
Receivables
Investment securities sold	345		—	1,485		—
Fund shares sold	12		1	110		—
Receivable from adviser	—		—	—		4
Dividends and interest receivable	847		639	1,460		—	(4)
Tax reclaims	—		—	—	(4)	—
Prepaid expenses	24		15	46		19
Prepaid trustee retainer	—	(4)	1	1		—

Total assets	79,811		48,048	99,621		1,963

Liabilities
Written options outstanding at value(2)	—		—	—		—	(4)
Payables
Fund shares repurchased	126		101	83		—
Investment securities purchased	393		—	1,904		—
Dividend distributions	46		72	78		—
Investment advisory fee	14		11	45		—
Distribution and service fees	17		5	22		—	(4)
Administration fee	8		5	10		—	(4)
Transfer agent fees and expenses	20		4	28		—	(4)
Trustees’ fees and expenses	—		—	—		—	(4)
Professional fees	20		21	22		12
Other accrued expenses	4		2	4		—

Total liabilities	648		221	2,196		12

Net Assets	$79,163		$47,827	$97,425		$1,951

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$81,783		$45,676	$118,455		$1,760
Accumulated undistributed net investment income (loss)	63		43	52		3
Accumulated undistributed net realized gain (loss)	(3,513)		(101)	(24,502)		(13)
Net unrealized appreciation (depreciation) on investments	830		2,209	3,420		201

Net Assets	$79,163		$47,827	$97,425		$1,951

Class A
Net asset value (net assets/shares outstanding) per share	$11.45		$12.12	$4.44		$11.20
Maximum offering price per share NAV/(1–2.75%)	$—		$12.46	$—		$—
Maximum offering price per share NAV/(1–3.75%)	$11.90		$—	$4.61		$—
Maximum offering price per share NAV/(1–5.75%)	$—		$—	$—		$11.88
Shares of beneficial interest outstanding, no par value(3), unlimited authorization	4,783,263		1,828,864	19,900,467		28,819
Net Assets	$54,764		$22,172	$88,265		$323
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$11.17		$—	$4.33		$—
Shares of beneficial interest outstanding, no par value(3), unlimited authorization	27,662		—	26,126		—
Net Assets	$309		$—	$113		$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$11.21		$—	$4.37		$11.17
Shares of beneficial interest outstanding, no par value(3), unlimited authorization	528,515		—	797,116		14,119
Net Assets	$5,926		$—	$3,483		$158
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.61		$12.11	$4.43		$11.21
Shares of beneficial interest outstanding, no par value(3), unlimited authorization	1,564,060		2,117,952	1,254,831		131,148
Net Assets	$18,164		$25,655	$5,564		$1,470

(1) Investment in securities at cost	$77,701		$43,288	$92,976		$1,733
(2) Premiums received	—		—	—		1
(3) All Funds with exception of Bond Fund have no par value. Bond Fund has a par value of $1.00.
(4) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Multi-Sector Intermediate Bond Fund		Senior Floating Rate Fund		Wealth Masters Fund

Assets
Investment in securities at value(1)(3)	$350,493		$1,112,662		$130,568
Foreign currency at value(2)	—	(4)	1		—
Cash	400		11,393		—
Receivables
Investment securities sold	1,591		15,816		11,256
Fund shares sold	825		18,862		6,670
Dividends and interest receivable	4,677		3,937		100
Tax reclaims	1		—		—	(4)
Prepaid expenses	55		91		30
Prepaid trustee retainer	2		7		1

Total assets	358,044		1,162,769		148,625

Liabilities
Cash overdraft	—		—		1,632
Payables
Fund shares repurchased	921		3,285		3,121
Investment securities purchased	2,807		65,883		10,712
Borrowings (Note 11)	—		43,000		—
Collateral on securities loaned	—		—		5,695
Dividend distributions	275		593		—
Investment advisory fee	164		522		104
Distribution and service fees	123		250		20
Administration fee	36		106		12
Transfer agent fees and expenses	72		155		11
Trustees’ fees and expenses	—	(4)	—	(4)	—
Interest payable on line of credit	—		22		—
Professional fees	24		24		18
Other accrued expenses	13		20		—

Total liabilities	4,435		113,860		21,325

Net Assets	$353,609		$1,048,909		$127,300

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$347,193		$1,039,514		$119,048
Accumulated undistributed net investment income (loss)	176		448		107
Accumulated undistributed net realized gain (loss)	1,477		906		10
Net unrealized appreciation (depreciation) on investments	4,763		8,041		8,135

Net Assets	$353,609		$1,048,909		$127,300

Class A
Net asset value (net assets/shares outstanding) per share	$10.81		$9.88		$14.43
Maximum offering price per share NAV/(1–2.75%)	$—		$10.16		$—
Maximum offering price per share NAV/(1–3.75%)	$11.23		$—		$—
Maximum offering price per share NAV/(1–5.75%)	$—		$—		$15.31
Shares of beneficial interest outstanding, no par value, unlimited authorization	15,580,654		42,426,749		2,896,625
Net Assets	$168,500		$419,204		$41,788
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$10.79		$—		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	597,797		—		—
Net Assets	$6,448		$—		$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.90		$9.89		$14.29
Shares of beneficial interest outstanding, no par value, unlimited authorization	8,810,275		19,840,484		1,214,489
Net Assets	$96,050		$196,314		$17,356
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.82		$9.87		$14.46
Shares of beneficial interest outstanding, no par value, unlimited authorization	7,636,635		43,893,591		4,712,617
Net Assets	$82,611		$433,391		$68,156

(1) Investment in securities at cost	$345,740		$1,104,621		$122,433
(2) Foreign currency at cost	—	(4)	1		—
(3) Market value of securities on loan	—		—		5,478
(4) Amount less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	Bond Fund	CA Tax-Exempt Bond Fund	High Yield Fund	Low Volatility Equity Fund

Investment Income
Dividends	$20	$—	$54	$19
Interest	2,042	1,041	3,167	—
Foreign taxes withheld	(1)	—	—	—

Total investment income	2,061	1,041	3,221	19

Expenses
Investment advisory fees	183	107	304	8
Service fees, Class A	70	28	105	—	(1)
Distribution and service fees, Class B	2	—	1	—
Distribution and service fees, Class C	31	—	17	1
Administration fees	50	29	57	1
Transfer agent fees and expenses	52	16	66	1
Registration fees	23	12	22	20
Printing fees and expenses	5	2	5	1
Custodian fees	3	1	3	—	(1)
Professional fees	16	17	19	10
Trustees’ fees and expenses	2	1	2	—	(1)
Miscellaneous expenses	5	2	5	—	(1)

Total expenses	442	215	606	42
Less expenses reimbursed and/or waived by investment adviser	(95)	(45)	(62)	(30)

Net expenses	347	170	544	12

Net investment income (loss)	1,714	871	2,677	7

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	136	(91)	863	(14)
Net realized gain (loss) on foreign currency transactions	(2)	—	(3)	—
Net realized gain (loss) on written options	—	—	—	9
Net change in unrealized appreciation (depreciation) on investments	1,593	1,112	2,629	167
Net change in unrealized appreciation (depreciation) on foreign currency translation	1	—	— (1)	—
Net change in unrealized appreciation (depreciation) on written options	—	—	—	(1)

Net gain (loss) on investments	1,728	1,021	3,489	161

Net increase (decrease) in net assets resulting from operations	$3,442	$1,892	$6,166	$168

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	Multi-Sector Intermediate Bond Fund	Senior Floating Rate Fund		Wealth Masters Fund

Investment Income
Dividends	$93	$60		$701
Interest	11,369	25,476		—
Security lending	—	—		15
Foreign taxes withheld	(5)	—		(2)

Total investment income	11,457	25,536		714

Expenses
Investment advisory fees	1,005	3,030		358
Service fees, Class A	219	502		26
Distribution and service fees, Class B	35	—		—
Distribution and service fees, Class C	498	954		38
Administration fees	223	617		51
Transfer agent fees and expenses	230	576		37
Interest expense and fees	—	187		—
Registration fees	35	49		27
Printing fees and expenses	15	33		3
Custodian fees	10	11		1
Professional fees	21	24		14
Trustees’ fees and expenses	8	18		1
Miscellaneous expenses	21	125		1

Total expenses	2,320	6,126		557
Plus expenses recaptured by investment adviser	—	—		13	(2)

Total expenses	2,320	6,126		570

Net investment income (loss)	9,137	19,410		144

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	1,681	1,056		45
Net realized gain (loss) on foreign currency transactions	(49)	(32)		—
Net change in unrealized appreciation (depreciation) on investments	6,176	7,265		7,125
Net change in unrealized appreciation (depreciation) on foreign currency translation	9	—	(1)	—

Net gain (loss) on investments	7,817	8,289		7,170

Net increase (decrease) in net assets resulting from operations	$16,954	$27,699		$7,314

(1) Amount is less than $500.

(2) See Note 3D in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Bond Fund		CA Tax-Exempt Bond Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,714	$3,822	$871	$1,887
Net realized gain (loss)	134	2,962	(91)	945
Net change in unrealized appreciation (depreciation)	1,594	(6,514)	1,112	(3,790)

Increase (decrease) in net assets resulting from operations	3,442	270	1,892	(958)

From Distributions to Shareholders
Net investment income, Class A	(1,181)	(2,348)	(382)	(872)
Net investment income, Class B	(6)	(16)	—	—
Net investment income, Class C	(111)	(252)	—	—
Net investment income, Class I	(404)	(1,086)	(471)	(990)
Net realized short-term gains, Class A	—	—	(7)	—
Net realized short-term gains, Class I	—	—	(8)	—
Net realized long-term gains, Class A	—	—	(437)	(386)
Net realized long-term gains, Class I	—	—	(501)	(385)

Decrease in net assets from distributions to shareholders	(1,702)	(3,702)	(1,806)	(2,633)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(3,703)	(8,371)	(483)	(4,460)
Change in net assets from share transactions, Class B	(99)	(310)	—	—
Change in net assets from share transactions, Class C	(1,029)	(1,638)	—	—
Change in net assets from share transactions, Class I	(4,295)	(6,514)	(414)	(753)

Increase (decrease) in net assets from share transactions	(9,126)	(16,833)	(897)	(5,213)

Net increase (decrease) in net assets	(7,386)	(20,265)	(811)	(8,804)

Net Assets
Beginning of period	86,549	106,814	48,638	57,442

End of period	$79,163	$86,549	$47,827	$48,638

Accumulated undistributed net investment income (loss) at end of period	$63	$51	$43	$25

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	High Yield Fund		Low Volatility Equity Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	From inception June 11, 2013 to September 30, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$2,677	$6,230	$7	$10
Net realized gain (loss)	860	3,629	(5)	(8)
Net change in unrealized appreciation (depreciation)	2,629	(3,657)	166	35

Increase (decrease) in net assets resulting from operations	6,166	6,202	168	37

From Distributions to Shareholders
Net investment income, Class A	(2,366)	(5,953)	(1)	—
Net investment income, Class B	(3)	(11)	—	—
Net investment income, Class C	(83)	(174)	— (1)	—
Net investment income, Class I	(173)	(58)	(13)	—

Decrease in net assets from distributions to shareholders	(2,625)	(6,196)	(14)	—

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	4,923	(18,586)	170	134
Change in net assets from share transactions, Class B	(23)	(179)	—	—
Change in net assets from share transactions, Class C	56	381	16	127
Change in net assets from share transactions, Class I	(472)	5,724	13	1,300

Increase (decrease) in net assets from share transactions	4,484	(12,660)	199	1,561

Net increase (decrease) in net assets	8,025	(12,654)	353	1,598

Net Assets
Beginning of period	89,400	102,054	1,598	—

End of period	$97,425	$89,400	$1,951	$1,598

Accumulated undistributed net investment income (loss) at end of period	$52	$—	$3	$10

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Multi-Sector Intermediate Bond Fund		Senior Floating Rate Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$9,137	$21,269	$19,410	$26,801
Net realized gain (loss)	1,632	5,423	1,024	1,303
Net change in unrealized appreciation (depreciation)	6,185	(17,487)	7,265	(2,563)

Increase (decrease) in net assets resulting from operations	16,954	9,205	27,699	25,541

From Distributions to Shareholders
Net investment income, Class A	(4,582)	(10,445)	(7,597)	(13,583)
Net investment income, Class B	(156)	(373)	—	—
Net investment income, Class C	(2,209)	(4,820)	(2,892)	(4,698)
Net investment income, Class I	(2,284)	(4,792)	(8,473)	(9,239)
Net realized short-term gains, Class A	(1,200)	(151)	—	(612)
Net realized short-term gains, Class B	(48)	(7)	—	—
Net realized short-term gains, Class C	(685)	(82)	—	(255)
Net realized short-term gains, Class I	(612)	(61)	—	(408)
Net realized long-term gains, Class A	(1,696)	(2,107)	—	(90)
Net realized long-term gains, Class B	(68)	(94)	—	—
Net realized long-term gains, Class C	(968)	(1,141)	—	(35)
Net realized long-term gains, Class I	(865)	(849)	—	(37)

Decrease in net assets from distributions to shareholders	(15,373)	(24,922)	(18,962)	(28,957)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(16,822)	(4,488)	29,525	130,677
Change in net assets from share transactions, Class B	(1,183)	(2,090)	—	—
Change in net assets from share transactions, Class C	(8,985)	105	12,002	88,171
Change in net assets from share transactions, Class I	(4,087)	15,325	48,074	289,471

Increase (decrease) in net assets from share transactions	(31,077)	8,852	89,601	508,319

Net increase (decrease) in net assets	(29,496)	(6,865)	98,338	504,903

Net Assets
Beginning of period	383,105	389,970	950,571	445,668

End of period	$353,609	$383,105	$1,048,909	$950,571

Accumulated undistributed net investment income (loss) at end of period	$176	$271	$448	$—

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Wealth Masters Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$144	$3
Net realized gain (loss)	45	27
Net change in unrealized appreciation (depreciation)	7,125	994

Increase (decrease) in net assets resulting from operations	7,314	1,024

From Distributions to Shareholders
Net investment income, Class A	—	—
Net investment income, Class C	—	—
Net investment income, Class I	(35)	(5)
Net realized short-term gains, Class A	(14)	(2)
Net realized short-term gains, Class C	(4)	(2)
Net realized short-term gains, Class I	(39)	(7)
Net realized long-term gains, Class A	—	— (1)
Net realized long-term gains, Class C	—	— (1)
Net realized long-term gains, Class I	—	— (1)

Decrease in net assets from distributions to shareholders	(92)	(16)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	35,041	4,610
Change in net assets from share transactions, Class C	15,064	1,509
Change in net assets from share transactions, Class I	18,249	43,566

Increase (decrease) in net assets from share transactions	68,354	49,685

Net increase (decrease) in net assets	75,576	50,693

Net Assets
Beginning of period	51,724	1,031

End of period	$127,300	$51,724

Accumulated undistributed net investment income (loss) at end of period	$107	$—

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Bond Fund
Class A
10/1/13 to 3/31/14(14)	$11.21	0.24	0.24	0.48	(0.24)	—	(0.24)	0.24	$11.45	4.30	%(4)	$54,764	0.85	%(3)	1.08	%(3)	4.23	%(3)	18	%(4)
10/1/12 to 9/30/13	11.61	0.43	(0.41)	0.02	(0.42)	—	(0.42)	(0.40)	11.21	0.17		57,286	0.85		1.07		3.75		107
10/1/11 to 9/30/12	10.96	0.35	0.67	1.02	(0.37)	—	(0.37)	0.65	11.61	9.34		67,804	0.85		1.02		3.12		210
10/1/10 to 9/30/11	11.18	0.46	(0.21)	0.25	(0.47)	—	(0.47)	(0.22)	10.96	2.39		64,449	0.85		1.04		4.16		169
10/1/09 to 9/30/10	10.57	0.46	0.62	1.08	(0.47)	—	(0.47)	0.61	11.18	10.42		67,147	0.84	(10)	0.98		4.26		160
10/1/08 to 9/30/09	9.75	0.42	0.82	1.24	(0.42)	—	(0.42)	0.82	10.57	13.12		66,232	0.85		1.01		4.15		274

Class B
10/1/13 to 3/31/14(14)	$10.95	0.19	0.23	0.42	(0.20)	—	(0.20)	0.22	$11.17	3.83	%(4)	$309	1.60	%(3)	1.83	%(3)	3.47	%(3)	18	%(4)
10/1/12 to 9/30/13	11.34	0.33	(0.38)	(0.05)	(0.34)	—	(0.34)	(0.39)	10.95	(0.50)		401	1.60		1.82		2.95		107
10/1/11 to 9/30/12	10.71	0.27	0.64	0.91	(0.28)	—	(0.28)	0.63	11.34	8.48		727	1.60		1.77		2.43		210
10/1/10 to 9/30/11	10.93	0.37	(0.20)	0.17	(0.39)	—	(0.39)	(0.22)	10.71	1.64		1,171	1.60		1.80		3.38		169
10/1/09 to 9/30/10	10.34	0.37	0.60	0.97	(0.38)	—	(0.38)	0.59	10.93	9.60		2,812	1.59	(10)	1.72		3.50		160
10/1/08 to 9/30/09	9.55	0.34	0.80	1.14	(0.35)	—	(0.35)	0.79	10.34	12.23		4,212	1.59		1.75		3.52		274

Class C
10/1/13 to 3/31/14(14)	$10.99	0.19	0.23	0.42	(0.20)	—	(0.20)	0.22	$11.21	3.82	%(4)	$5,926	1.60	%(3)	1.83	%(3)	3.47	%(3)	18	%(4)
10/1/12 to 9/30/13	11.38	0.34	(0.39)	(0.05)	(0.34)	—	(0.34)	(0.39)	10.99	(0.51)		6,825	1.60		1.82		2.99		107
10/1/11 to 9/30/12	10.75	0.26	0.65	0.91	(0.28)	—	(0.28)	0.63	11.38	8.55		8,756	1.60		1.77		2.36		210
10/1/10 to 9/30/11	10.96	0.37	(0.19)	0.18	(0.39)	—	(0.39)	(0.21)	10.75	1.63		7,984	1.60		1.79		3.41		169
10/1/09 to 9/30/10	10.37	0.37	0.60	0.97	(0.38)	—	(0.38)	0.59	10.96	9.57		8,663	1.59	(10)	1.73		3.50		160
10/1/08 to 9/30/09	9.58	0.34	0.80	1.14	(0.35)	—	(0.35)	0.79	10.37	12.19		8,048	1.59		1.75		3.43		274

Class I
10/1/13 to 3/31/14(14)	$11.37	0.26	0.23	0.49	(0.25)	—	(0.25)	0.24	$11.61	4.36	%(4)	$18,164	0.60	%(3)	0.83	%(3)	4.47	%(3)	18	%(4)
10/1/12 to 9/30/13	11.76	0.47	(0.41)	0.06	(0.45)	—	(0.45)	(0.39)	11.37	0.49		22,037	0.60		0.82		3.98		107
10/1/11 to 9/30/12	11.10	0.39	0.66	1.05	(0.39)	—	(0.39)	0.66	11.76	9.64		29,527	0.60		0.77		3.39		210
10/1/10 to 9/30/11	11.30	0.49	(0.19)	0.30	(0.50)	—	(0.50)	(0.20)	11.10	2.67		76,169	0.60		0.79		4.39		169
10/1/09 to 9/30/10	10.68	0.49	0.62	1.11	(0.49)	—	(0.49)	0.62	11.30	10.65		120,459	0.59	(10)	0.73		4.51		160
10/1/08 to 9/30/09	9.86	0.45	0.83	1.28	(0.46)	—	(0.46)	0.82	10.68	13.34		144,835	0.59		0.75		4.52		274
The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
CA Tax-Exempt
Bond Fund
Class A
10/1/13 to 3/31/14(14)	$12.10	0.21	0.26	0.47	(0.21)	(0.24)	(0.45)	0.02	$12.12	4.00	%(4)	$22,172	0.85	%(3)	1.04	%(3)	3.52	%(3)	2	%(4)
10/1/12 to 9/30/13	12.96	0.43	(0.68)	(0.25)	(0.43)	(0.18)	(0.61)	(0.86)	12.10	(2.12)		22,612	0.85		1.04		3.39		22
10/1/11 to 9/30/12	12.30	0.46	0.68	1.14	(0.48)	—	(0.48)	0.66	12.96	9.40		28,803	0.85		1.04		3.65		16
10/1/10 to 9/30/11	12.34	0.48	(0.04)	0.44	(0.48)	—	(0.48)	(0.04)	12.30	3.75		29,688	0.85		1.05		4.04		12
10/1/09 to 9/30/10	12.29	0.48	0.04	0.52	(0.47)	—	(0.47)	0.05	12.34	4.43		31,945	0.85		1.03		3.94		10
10/1/08 to 9/30/09	11.41	0.47	0.90	1.37	(0.48)	(0.01)	(0.49)	0.88	12.29	12.31		33,728	0.85		1.02		4.10		8
Class I
10/1/13 to 3/31/14(14)	$12.09	0.23	0.25	0.48	(0.22)	(0.24)	(0.46)	0.02	$12.11	4.13	%(4)	$25,655	0.60	%(3)	0.79	%(3)	3.77	%(3)	2	%(4)
10/1/12 to 9/30/13	12.95	0.46	(0.68)	(0.22)	(0.46)	(0.18)	(0.64)	(0.86)	12.09	(1.88)		26,026	0.60		0.79		3.65		22
10/1/11 to 9/30/12	12.29	0.49	0.68	1.17	(0.51)	—	(0.51)	0.66	12.95	9.68		28,639	0.60		0.79		3.90		16
10/1/10 to 9/30/11	12.33	0.51	(0.04)	0.47	(0.51)	—	(0.51)	(0.04)	12.29	4.01		27,417	0.60		0.80		4.29		12
10/1/09 to 9/30/10	12.28	0.51	0.04	0.55	(0.50)	—	(0.50)	0.05	12.33	4.69		28,169	0.60		0.78		4.19		10
10/1/08 to 9/30/09	11.41	0.50	0.88	1.38	(0.50)	(0.01)	(0.51)	0.87	12.28	12.50		25,624	0.60		0.77		4.35		8
High Yield Fund
Class A
10/1/13 to 3/31/14(14)	$4.27	0.12	0.17	0.29	(0.12)	—	(0.12)	0.17	$4.44	6.92	%(4)	$88,265	1.15	%(3)	1.28	%(3)	5.73	%(3)	45	%(4)
10/1/12 to 9/30/13	4.28	0.26	(0.01)	0.25	(0.26)	—	(0.26)	(0.01)	4.27	5.98		80,155	1.15		1.31		6.05		100
10/1/11 to 9/30/12	3.85	0.28	0.44	0.72	(0.29)	—	(0.29)	0.43	4.28	19.19		98,701	1.15		1.31		6.82		92
10/1/10 to 9/30/11	4.17	0.29	(0.32)	(0.03)	(0.29)	—	(0.29)	(0.32)	3.85	(0.82)		86,530	1.21	(7)	1.35		6.93		106
10/1/09 to 9/30/10	3.89	0.31	0.28	0.59	(0.31)	—	(0.31)	0.28	4.17	15.43		101,326	1.35		1.35	(3)	7.69		92
10/1/08 to 9/30/09	3.98	0.31	(0.08)	0.23	(0.32)	—	(0.32)	(0.09)	3.89	7.02		90,560	1.37		1.37		8.88		134

Class B
10/1/13 to 3/31/14(14)	$4.17	0.11	0.16	0.27	(0.11)	—	(0.11)	0.16	$4.33	6.45	%(4)	$113	1.90	%(3)	2.03	%(3)	4.98	%(3)	45	%(4)
10/1/12 to 9/30/13	4.19	0.23	(0.02)	0.21	(0.23)	—	(0.23)	(0.02)	4.17	5.06		131	1.90		2.05		5.31		100
10/1/11 to 9/30/12	3.77	0.24	0.44	0.68	(0.26)	—	(0.26)	0.42	4.19	18.46		307	1.90		2.06		6.07		92
10/1/10 to 9/30/11	4.08	0.25	(0.31)	(0.06)	(0.25)	—	(0.25)	(0.31)	3.77	(1.66)		404	1.96	(7)	2.10		6.17		106
10/1/09 to 9/30/10	3.82	0.27	0.27	0.54	(0.28)	—	(0.28)	0.26	4.08	14.65		663	2.10		2.10	(3)	6.95		92
10/1/08 to 9/30/09	3.92	0.28	(0.09)	0.19	(0.29)	—	(0.29)	(0.10)	3.82	6.13		1,019	2.12		2.12		8.21		134

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
High Yield Fund (Continued)
Class C
10/1/13 to 3/31/14(14)	$4.21	0.11	0.16	0.27	(0.11)	—	(0.11)	0.16	$4.37	6.38	%(4)	$3,483	1.90	%(3)	2.03	%(3)	4.99	%(3)	45	%(4)
10/1/12 to 9/30/13	4.23	0.23	(0.02)	0.21	(0.23)	—	(0.23)	(0.02)	4.21	5.00		3,302	1.90		2.06		5.31		100
10/1/11 to 9/30/12	3.80	0.25	0.44	0.69	(0.26)	—	(0.26)	0.43	4.23	18.59		2,944	1.90		2.07		6.07		92
10/1/10 to 9/30/11	4.11	0.25	(0.31)	(0.06)	(0.25)	—	(0.25)	(0.31)	3.80	(1.65)		2,028	1.95	(7)	2.10		6.18		106
10/1/09 to 9/30/10	3.85	0.27	0.27	0.54	(0.28)	—	(0.28)	0.26	4.11	14.53		2,119	2.10		2.10	(3)	6.93		92
10/1/08 to 9/30/09	3.94	0.28	(0.08)	0.20	(0.29)	—	(0.29)	(0.09)	3.85	6.36		1,585	2.12		2.12		8.06		134

Class I
10/1/13 to 3/31/14(14)	$4.27	0.13	0.16	0.29	(0.13)	—	(0.13)	0.16	$4.43	6.81	%(4)	$5,564	0.90	%(3)	1.03	%(3)	5.98	%(3)	45	%(4)
10/1/12 to 9/30/13	4.28	0.27	(0.01)	0.26	(0.27)	—	(0.27)	(0.01)	4.27	6.25		5,812	0.90		1.05		6.37		100
8/8/12(6) to 9/30/12	4.23	0.04	0.06	0.10	(0.05)	—	(0.05)	0.05	4.28	2.37	(4)	102	0.90	(3)	1.08	(3)	6.86	(3)	92	(4)
Low Volatility Equity Fund
Class A
10/1/13 to 3/31/14(14)	$10.24	0.04	1.01	1.05	(0.09)	—	(0.09)	0.96	$11.20	10.21	%(4)	$323	1.55	%(3)	4.95	%(3)	0.82	%(3)	0%
6/11/13(6) to 9/30/13	10.00	0.06	0.18	0.24	—	—	—	0.24	10.24	2.40	(4)	136	1.55	(3)	7.66	(3)	2.00	(3)	0

Class C
10/1/13 to 3/31/14(14)	$10.21	(0.01)	1.02	1.01	(0.05)	—	(0.05)	0.96	$11.17	9.85	%(4)	$158	2.30	%(3)	5.68	%(3)	(0.17	)%(3)	0%
6/11/13(6) to 9/30/13	10.00	0.03	0.18	0.21	—	—	—	0.21	10.21	2.10	(4)	130	2.30	(3)	8.49	(3)	0.99	(3)	0

Class I
10/1/13 to 3/31/14(14)	$10.25	0.04	1.02	1.06	(0.10)	—	(0.10)	0.96	$11.21	10.33	%(4)	$1,470	1.30	%(3)	4.68	%(3)	0.78	%(3)	0%
6/11/13(6) to 9/30/13	10.00	0.07	0.18	0.25	—	—	—	0.25	10.25	2.50	(4)	1,332	1.30	(3)	7.51	(3)	2.23	(3)	0

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Multi-Sector Intermediate
Bond Fund
Class A
10/1/13 to 3/31/14(14)	$10.77	0.28	0.22	0.50	(0.28)	(0.18)	(0.46)	0.04	$10.81	4.76	%(4)	$168,500	1.11	%(3)	1.11	%(3)	5.17	%(3)	24	%(4)
10/1/12 to 9/30/13	11.15	0.57	(0.28)	0.29	(0.55)	(0.12)	(0.67)	(0.38)	10.77	2.59		184,524	1.10		1.10		5.13		77
10/1/11 to 9/30/12	10.24	0.62	0.93	1.55	(0.64)	—	(0.64)	0.91	11.15	15.51		196,554	1.13		1.13		5.73		76
10/1/10 to 9/30/11	10.77	0.66	(0.47)	0.19	(0.72)	—	(0.72)	(0.53)	10.24	1.58		137,395	1.16		1.16		6.07		45
10/1/09 to 9/30/10	9.96	0.67	0.79	1.46	(0.65)	—	(0.65)	0.81	10.77	15.14		125,962	1.16		1.16		6.46		74
10/1/08 to 9/30/09	9.23	0.59	0.85	1.44	(0.71)	—	(0.71)	0.73	9.96	17.34		121,968	1.16		1.16		6.90		85

Class B
10/1/13 to 3/31/14(14)	$10.74	0.24	0.23	0.47	(0.24)	(0.18)	(0.42)	0.05	$10.79	4.48	%(4)	$6,448	1.86	%(3)	1.86	%(3)	4.41	%(3)	24	%(4)
10/1/12 to 9/30/13	11.12	0.49	(0.28)	0.21	(0.47)	(0.12)	(0.59)	(0.38)	10.74	1.83		7,603	1.85		1.85		4.39		77
10/1/11 to 9/30/12	10.22	0.54	0.92	1.46	(0.56)	—	(0.56)	0.90	11.12	14.59		9,974	1.88		1.88		5.02		76
10/1/10 to 9/30/11	10.75	0.58	(0.47)	0.11	(0.64)	—	(0.64)	(0.53)	10.22	0.82		10,685	1.91		1.91		5.31		45
10/1/09 to 9/30/10	9.95	0.59	0.79	1.38	(0.58)	—	(0.58)	0.80	10.75	14.20		13,590	1.91		1.91		5.72		74
10/1/08 to 9/30/09	9.22	0.53	0.84	1.37	(0.64)	—	(0.64)	0.73	9.95	16.47		13,276	1.91		1.91		6.18		85

Class C
10/1/13 to 3/31/14(14)	$10.86	0.24	0.22	0.46	(0.24)	(0.18)	(0.42)	0.04	$10.90	4.33	%(4)	$96,050	1.86	%(3)	1.86	%(3)	4.42	%(3)	24	%(4)
10/1/12 to 9/30/13	11.23	0.49	(0.27)	0.22	(0.47)	(0.12)	(0.59)	(0.37)	10.86	1.90		104,591	1.85		1.85		4.39		77
10/1/11 to 9/30/12	10.31	0.54	0.94	1.48	(0.56)	—	(0.56)	0.92	11.23	14.65		108,595	1.88		1.88		4.98		76
10/1/10 to 9/30/11	10.84	0.58	(0.47)	0.11	(0.64)	—	(0.64)	(0.53)	10.31	0.80		70,735	1.91		1.91		5.32		45
10/1/09 to 9/30/10	10.02	0.59	0.80	1.39	(0.57)	—	(0.57)	0.82	10.84	14.29		62,214	1.91		1.91		5.71		74
10/1/08 to 9/30/09	9.27	0.52	0.87	1.39	(0.64)	—	(0.64)	0.75	10.02	16.59		41,374	1.90		1.90		5.93		85

Class I
10/1/13 to 3/31/14(14)	$10.77	0.29	0.24	0.53	(0.30)	(0.18)	(0.48)	0.05	$10.82	4.98	%(4)	$82,611	0.86	%(3)	0.86	%(3)	5.41	%(3)	24	%(4)
10/1/12 to 9/30/13	11.15	0.60	(0.28)	0.32	(0.58)	(0.12)	(0.70)	(0.38)	10.77	2.85		86,387	0.85		0.85		5.38		77
10/1/11 to 9/30/12	10.24	0.64	0.93	1.57	(0.66)	—	(0.66)	0.91	11.15	15.80		74,847	0.88		0.88		5.93		76
10/1/10 to 9/30/11	10.76	0.69	(0.46)	0.23	(0.75)	—	(0.75)	(0.52)	10.24	1.93		22,408	0.91		0.91		6.32		45
10/1/09(6) to 9/30/10	9.95	0.70	0.79	1.49	(0.68)	—	(0.68)	0.81	10.76	15.41	(4)	7,633	0.91	(3)	0.91	(3)	6.78	(3)	74

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Senior Floating
Rate Fund
Class A
10/1/13 to 3/31/14(14)	$9.79	0.19	0.09	0.28	(0.19)	—		—	(0.19)	0.09	$9.88	2.84	%(4)	$419,204	1.17	%(3)(13)	1.17	%(3)	3.87	%(3)	37	%(4)
10/1/12 to 9/30/13	9.79	0.42	0.04	0.46	(0.46)	—	(5)	—	(0.46)	—	9.79	4.84		386,113	1.21	(13)	1.21		4.29		68
10/1/11 to 9/30/12	9.28	0.49	0.49	0.98	(0.47)	—		—	(0.47)	0.51	9.79	10.75		256,397	1.23	(13)	1.23		5.06		56
10/1/10 to 9/30/11	9.80	0.45	(0.27)	0.18	(0.49)	(0.07)		(0.14)	(0.70)	(0.52)	9.28	1.62		215,427	1.20	(9)	—	(12)	4.58		69
10/1/09 to 9/30/10	9.87	0.67	0.09	0.76	(0.64)	(0.19)		—	(0.83)	(0.07)	9.80	8.05		98,790	1.20	(9)	—	(12)	6.86		41
10/1/08 to 9/30/09	9.41	0.54	0.47	1.01	(0.55)	—	(5)	—	(0.55)	0.46	9.87	11.74		52,987	1.20		1.33		6.00		63

Class C
10/1/13 to 3/31/14(14)	$9.81	0.15	0.08	0.23	(0.15)	—		—	(0.15)	0.08	$9.89	2.35	%(4)	$196,314	1.92	%(3)(13)	1.92	%(3)	3.12	%(3)	37	%(4)
10/1/12 to 9/30/13	9.80	0.35	0.05	0.40	(0.39)	—	(5)	—	(0.39)	0.01	9.81	4.15		182,667	1.96	(13)	1.96		3.51		68
10/1/11 to 9/30/12	9.29	0.41	0.50	0.91	(0.40)	—		—	(0.40)	0.51	9.80	9.92		95,078	1.98	(13)	1.98		4.31		56
10/1/10 to 9/30/11	9.81	0.36	(0.26)	0.10	(0.41)	(0.07)		(0.14)	(0.62)	(0.52)	9.29	0.85		92,623	1.95	(9)	—	(12)	3.69		69
10/1/09 to 9/30/10	9.87	0.59	0.10	0.69	(0.56)	(0.19)		—	(0.75)	(0.06)	9.81	7.35		30,116	1.95	(9)	—	(12)	6.02		41
10/1/08 to 9/30/09	9.41	0.44	0.51	0.95	(0.49)	—	(5)	—	(0.49)	0.46	9.87	10.94		2,740	1.95		2.05		4.82		63

Class I
10/1/13 to 3/31/14(14)	$9.79	0.20	0.08	0.28	(0.20)	—		—	(0.20)	0.08	$9.87	2.87	%(4)	$433,391	0.92	%(3)(13)	0.92	%(3)	4.13	%(3)	37	%(4)
10/1/12 to 9/30/13	9.78	0.43	0.07	0.50	(0.49)	—	(5)	—	(0.49)	0.01	9.79	5.21		381,791	0.96	(13)	0.96		4.41		68
10/1/11 to 9/30/12	9.27	0.51	0.49	1.00	(0.49)	—		—	(0.49)	0.51	9.78	11.04		94,193	0.98	(13)	0.98		5.31		56
10/1/10 to 9/30/11	9.80	0.46	(0.27)	0.19	(0.51)	(0.07)		(0.14)	(0.72)	(0.53)	9.27	1.78		71,584	0.95	(9)	—	(12)	4.67		69
10/1/09 to 9/30/10	9.86	0.64	0.15	0.79	(0.66)	(0.19)		—	(0.85)	(0.06)	9.80	8.44		32,679	0.95	(9)	—	(12)	6.56		41
10/1/08 to 9/30/09	9.41	0.58	0.45	1.03	(0.58)	—	(5)	—	(0.58)	0.45	9.86	11.94		394	0.95		1.13		6.54		63

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Wealth Masters
Fund
Class A
10/1/13 to 3/31/14(14)	$13.12	0.02	1.30	1.32	—	(0.01)	—	(0.01)	1.31	$14.43	10.06	%(4)	$41,788	1.45	%(3)(9)	—	%(3)(11)	0.31	%(3)	22	%(4)
10/1/12 to 9/30/13	10.22	(0.01)	3.05	3.04	(0.09)	(0.05)	—	(0.14)	2.90	13.12	30.09		5,169	1.45		3.29		(0.10)		22
9/5/12(6) to 9/30/12	10.00	0.01	0.21	0.22	—	—	—	—	0.22	10.22	2.20	(4)	106	1.45	(3)	44.72	(3)	0.78	(3)	26	(4)

Class C
10/1/13 to 3/31/14(14)	$13.04	(0.03)	1.29	1.26	—	(0.01)	—	(0.01)	1.25	$14.29	9.67	%(4)	$17,356	2.20	%(3)(9)	—	%(3)(11)	(0.46	)%(3)	22	%(4)
10/1/12 to 9/30/13	10.21	(0.08)	3.03	2.95	(0.07)	(0.05)	—	(0.12)	2.83	13.04	29.11		1,742	2.20		4.41		(0.66)		22
9/5/12(6) to 9/30/12	10.00	— (5)	0.21	0.21	—	—	—	—	0.21	10.21	2.10	(4)	107	2.20	(3)	45.67	(3)	0.04	(3)	26	(4)

Class I
10/1/13 to 3/31/14(14)	$13.14	0.03	1.31	1.34	(0.01)	(0.01)	—	(0.02)	1.32	$14.46	10.20	%(4)	$68,156	1.20	%(3)(9)	—	%(3)(11)	0.46	%(3)	22	%(4)
10/1/12 to 9/30/13	10.22	0.06	3.01	3.07	(0.10)	(0.05)	—	(0.15)	2.92	13.14	30.37		44,813	1.20		4.64		0.52		22
9/5/12(6) to 9/30/12	10.00	0.01	0.21	0.22	—	—	—	—	0.22	10.22	2.20	(4)	818	1.20	(3)	44.40	(3)	1.04	(3)	26	(4)

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005 per share.
(6)	Inception date.
(7)	Due to a change in expense ratio, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	See Note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(10)	Includes extraordinary expenses.
(11)	Prior to recapture of previously waived expenses, the gross ratio was 1.40%, 2.14% and 1.18% for Class A, Class C, and Class I, respectively.
(12)	Prior to recapture of previously waived expenses, the gross ratio for the year-ended September 30, 2011, was 1.19%, 1.94% and 0.93% for Class A, C, and I, respectively. For the year ended September 30, 2010, the gross ratios were 1.15%, 1.92% and 0.89% for Class A, Class C and Class I respectively.
(13)	The Fund is currently under its expense limitation
(14)	Unaudited

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (Unaudited)

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

As of the date of this report, 31 funds are offered for sale, of which seven (each a “Fund”) are reported in this semiannual report.

Each Fund is diversified and has a distinct investment objective.

The Funds have the following investment objectives:

Investment Objective(s)
Bond Fund	High total return from both current income and capital appreciation.
CA Tax-Exempt Bond Fund	Obtaining a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.
High Yield Fund	High current income with a secondary investment objective of capital growth.
Low Volatility Equity Fund	Capital appreciation.
Multi-Sector Intermediate Bond Fund	Maximizing current income while preserving capital.
Senior Floating Rate Fund	High total return from both current income and capital appreciation.
Wealth Masters Fund	Capital appreciation.

There	is no guarantee that a Fund will achieve its objective.

All the Funds offer Class A and Class C shares with the exception of the CA Tax-Exempt Bond Fund which does not offer Class C shares. All Funds offer Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions. For more information regarding Qualifying Transactions, refer to each Fund’s prospectus.

Class A shares of the CA Tax-Exempt Bond Fund and Senior Floating Rate Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Bond Fund, High Yield Fund, and Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Class A shares of the Low Volatility Equity and Wealth Masters Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC if applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved Rule 12b-1 and/or shareholder servicing plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include, nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives such as treasury futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE generally 4pm Eastern time each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a maturity of 60 days or less are valued at amortized cost which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds own the following internally fair valued securities and which are categorized as Level 3 in the hierarchy.

Bond Fund	United Artists Theatre Circuit, Inc.
High Yield Fund	United Artists Theatre Circuit, Inc.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT Investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2014, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2010 forward (with limited exceptions).

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. For the Bond Fund, CA Tax-Exempt Fund, High Yield Fund, Multi-Sector Intermediate Bond Fund and Senior Floating Rate Fund income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bears the pro-rata expenses of the underlying mutual funds in which a Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on non-U.S. currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by better enabling the investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is the specific type of derivative instruments used by the Funds.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation/(depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation/(depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain/(loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain/(loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

H.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

I.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade, often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2014, all loan agreements held by the Funds are assignment loans.

J.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2014, the Wealth Masters Fund had securities on loan with a market value of $5,478 and cash collateral of $5,695 (reported in thousands).

Note 3. Investment	Advisory Fee and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	1st $1 Billion	$1+ Billion
Bond Fund	0.45%	0.40%
Wealth Masters Fund	0.85	0.80

	1st $1 Billion	$1+ Billion through $2 Billion	$2 + Billion
CA Tax-Exempt Bond Fund	0.45%	0.40%	0.35%
High Yield Fund	0.65	0.60	0.55
Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45
Senior Floating Rate Fund	0.60	0.55	0.50

	1st $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Low Volatility Equity Fund	0.95%	0.90%	0.85%

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Fund(s) they service is as follows:

Fund	Subadviser	Fund	Subadviser
Bond Fund	NF(1)	Low Volatility Equity Fund	Rampart(3)
CA Tax-Exempt Bond Fund	NF(1)	Multi-Sector Intermediate Bond Fund	NF(1)
High Yield Fund	NF(1)	Senior Floating Rate Fund	NF(1)
		Wealth Masters Fund	Horizon(2)

(1)	Newfleet Asset Management, LLC an indirect wholly-owned subsidiary of Virtus. (“NF”)
(2)	Horizon Asset Management, LLC (“Horizon”)
(3)	Rampart Investment Management Company LLC (“Rampart”)

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Fund’s total expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed the percentages of the Fund’s average daily net asset values as listed below. The Adviser may discontinue these voluntary expense caps at any time.

	Class A	Class B	Class C	Class I
Bond Fund	0.85%	1.60%	1.60%	0.60%
CA Tax-Exempt Bond Fund	0.85	—	—	0.60
High Yield Fund	1.15	1.90	1.90	0.90
Senior Floating Rate Fund(1)	1.20	—	1.95	0.95
Wealth Masters Fund	1.45	—	2.20	1.20

(1)	Excluding leverage expenses, if any.

The Adviser has contractually agreed to limit the following Fund’s total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses):

	Class A	Class C	Class I	Through Date
Low Volatility Equity Fund	1.55%	2.30%	1.30%	1/31/15

D.	Expense Recapture

For certain Funds the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2014	2015	2016	Total
Bond Fund	$305	$263	$222	$790
CA Tax-Exempt Bond Fund	113	112	100	325
High Yield Fund	145	159	161	465
Low Volatility Equity Fund	—	—	29	29
Wealth Masters Fund*	—	29	96	125

*	Adviser is currently recapturing previously waived or reimbursed expenses.

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the six months (the “period”) ended March 31, 2014, it retained net commissions of $95 Class A shares and deferred sales charges of $16, $1, $39 and $—(1) for Class A shares, Class B shares, Class C shares and Class I shares respectively.

(1)	Amount is less than $500.

In addition, each Fund pays VP Distributors distribution and/or service fees under Board approved 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares, 1.00% for Class B and 1.00% for Class C shares, Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

F.	Administrator and Transfer Agent

Virtus Fund Services LLC, an indirect wholly-owned subsidiary of Virtus serves as the Administrator and Transfer Agent to the Funds.

For the period ended March 31, 2014, the Funds incurred administration fees totaling $812 which are included in the Statements of Operations.

For the period ended March 31, 2014, the Funds incurred transfer agent fees totaling $910 which are included in the Statements of Operations. A portion is paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

At March 31, 2014, Virtus and its affiliates, BMO Bankcorp (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates held shares of the Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Low Volatility Equity Fund
Class A	10,077	$113
Class C	10,041	112
Class I	131,148	1,470
Multi-Sector Intermediate Bond Fund
Class I	11,134	120
Senior Floating Rate Fund
Class I	2,022,524	19,962
Wealth Masters Fund
Class A	10,141	146
Class C	10,117	145
Class I	2,627,554	37,994

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2014, were as follows:

	Purchases	Sales
Bond Fund	$12,976	$20,788
CA Tax-Exempt Bond	911	3,556
High Yield Fund	46,493	41,136
Low Volatility Equity Fund	147	8
Multi-Sector Intermediate Bond Fund	87,127	123,377
Senior Floating Rate Fund	472,576	390,246
Wealth Masters Fund	85,319	19,147

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended March 31, 2014, were as follows:

	Purchases	Sales
Bond Fund	$1,058	$1,910

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

Note 5. Capital	Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Bond Fund				CA Tax-Exempt Bond Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013		Six Months Ended March 31, 2014 (Unaudited)			Year Ended September 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	136	$1,543	324	$3,770	6		$74	11	$143
Reinvestment of distributions	83	940	160	1,843	52		615	71	902
Shares repurchased	(545)	(6,186)	(1,216)	(13,984)	(97)		(1,172)	(437)	(5,505)

Net Increase / (Decrease)	(326)	$(3,703)	(732)	$(8,371)	(39)		$(483)	(355)	$(4,460)

Class B
Sale of shares	—	$—	1	$9	—		$—	—	$—
Reinvestment of distributions	— (1)	5	1	14	—		—	—	—
Shares repurchased	(9)	(104)	(30)	(333)	—		—	—	—

Net Increase / (Decrease)	(9)	$(99)	(28)	$(310)	—		$—	—	$—

Class C
Sale of shares	29	$326	194	$2,223	—		$—	—	$—
Reinvestment of distributions	8	92	19	211	—		—	—	—
Shares repurchased	(130)	(1,447)	(361)	(4,072)	—		—	—	—

Net Increase / (Decrease)	(93)	$(1,029)	(148)	$(1,638)	—		$—	—	$—

Class I
Sale of shares	164	$1,887	517	$6,083	86		$1,029	59	$744
Reinvestment of distributions	30	348	83	969	22		262	31	391
Shares repurchased	(569)	(6,530)	(1,172)	(13,566)	(141)		(1,705)	(150)	(1,888)

Net Increase / (Decrease)	(375)	$(4,295)	(572)	$(6,514)	(33)		$(414)	(60)	$(753)

	High Yield Fund				Low Volatility Equity Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013		Six Months Ended March 31, 2014 (Unaudited)			From Inception June 11, 2013 to September 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	2,652	$11,567	3,825	$16,511	16		$172	13	$134
Reinvestment of distributions	432	1,899	1,095	4,758	—	(1)	1	—	—
Shares repurchased	(1,959)	(8,543)	(9,186)	(39,855)	—	(1)	(3)	—	—

Net Increase / (Decrease)	1,125	$4,923	(4,266)	$(18,586)	16		$170	13	$134

Class B
Sale of shares	—	$—	—	$—	—		$—	—	$—
Reinvestment of distributions	1	3	2	11	—		—	—	—
Shares repurchased	(6)	(26)	(44)	(190)	—		—	—	—

Net Increase / (Decrease)	(5)	$(23)	(42)	$(179)	—		$—	—	$—

Class C
Sale of shares	127	$548	237	$1,017	1		$15	13	$127
Reinvestment of distributions	16	69	34	144	—	(1)	1	—	—
Shares repurchased	(131)	(561)	(182)	(780)	—		—	—	—

Net Increase / (Decrease)	12	$56	89	$381	1		$16	13	$127

Class I
Sale of shares	53	$231	1,420	$6,079	—		$—	130	$1,300
Reinvestment of distributions	34	147	12	54	1		13	—	—
Shares repurchased	(193)	(850)	(94)	(409)	—	(1)	—	—	—

Net Increase / (Decrease)	(106)	$(472)	1,338	$5,724	1		$13	130	$1,300

(1)	Amount less than 500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

	Multi-Sector Intermediate Bond Fund				Senior Floating Rate Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013		Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	1,946	$20,968	6,732	$75,034	11,526	$113,702	23,426	$231,001
Reinvestment of distributions	616	6,621	991	10,979	717	7,083	1,353	13,312
Shares repurchased	(4,112)	(44,411)	(8,226)	(90,501)	(9,239)	(91,260)	(11,539)	(113,636)

Net Increase / (Decrease)	(1,550)	$(16,822)	(503)	$(4,488)	3,004	$29,525	13,240	$130,677

Class B
Sale of shares	— (1)	$5	1	$7	—	$—	—	$—
Reinvestment of distributions	24	261	41	453	—	—	—	—
Shares repurchased	(135)	(1,449)	(231)	(2,550)	—	—	—	—

Net Increase / (Decrease)	(111)	$(1,183)	(189)	$(2,090)	—	$—	—	$—

Class C
Sale of shares	539	$5,861	2,390	$26,943	2,830	$27,963	10,676	$105,397
Reinvestment of distributions	262	2,834	393	4,385	238	2,350	405	3,992
Shares repurchased	(1,626)	(17,680)	(2,820)	(31,223)	(1,852)	(18,311)	(2,153)	(21,218)

Net Increase / (Decrease)	(825)	$(8,985)	(37)	$105	1,216	$12,002	8,928	$88,171

Class I
Sale of shares	2,473	$26,762	6,255	$69,805	15,029	$148,188	35,281	$347,516
Reinvestment of distributions	236	2,538	329	3,645	603	5,950	694	6,824
Shares repurchased	(3,091)	(33,387)	(5,280)	(58,125)	(10,748)	(106,064)	(6,593)	(64,869)

Net Increase / (Decrease)	(382)	$(4,087)	1,304	$15,325	4,884	$48,074	29,382	$289,471

	Wealth Masters Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	2,578	$36,115	401	$4,836
Reinvestment of distributions	1	14	— (1)	2
Shares repurchased	(77)	(1,088)	(18)	(228)

Net Increase / (Decrease)	2,502	$35,041	383	$4,610

Class C
Sale of shares	1,123	$15,646	129	$1,582
Reinvestment of distributions	— (1)	4	— (1)	1
Shares repurchased	(42)	(586)	(6)	(74)

Net Increase / (Decrease)	1,081	$15,064	123	$1,509

Class I
Sale of shares	1,895	$26,757	3,347	$43,746
Reinvestment of distributions	5	73	1	12
Shares repurchased	(598)	(8,581)	(17)	(192)

Net Increase / (Decrease)	1,302	$18,249	3,331	$43,566

(1)	Amount less than 500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

Note 6. Derivative Transactions

($ reported in thousands)

The Low Volatility Equity Fund invested in derivative instruments during the fiscal period in the form of writing index call options and buying call options on VIX futures. The primary risk associated with call options is that selling index call options may limit the Fund’s opportunity to profit from increases in the value of its equity portfolio, and the risk that buying call options may result in the loss of the premium paid for those options. The Fund invested in writing index call options and buying call options on VIX futures are both used as techniques for limiting the volatility of the Fund’s portfolio. For additional information on call options in which the Fund invested in during the reporting period, refer to Note 2G.

Written call options	Number of contracts	Premium received
Written Options outstanding at September 30, 2013	9	$2
Options written	55	8
Options closed	(54)	(9)
Options expired	—	—
Options exercised	—	$—

Written Options outstanding at March 31, 2014	10	1

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of March 31, 2014:

Statements of Assets and Liabilities
Assets:		$—
Liabilities: Written call options at value		(—	)(1)

Net asset (liability) balance	$	(—	)(1)

Statements of Operations
Net realized gain (loss) on written options	$9
Net change in unrealized appreciation (depreciation) on written options	(1)

Total realized and unrealized gain (loss) on written options	$8

(1)	Amount is less than $500.

For the period ended March 31, 2014, the average daily premiums received for written call options by the Fund were $1

Note 7. 10% Shareholders

As of March 31, 2014, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
CA-Tax Exempt Bond Fund	38%	2
Low Volatility Equity Fund	75	1	*
Multi-Sector Intermediate Bond Fund	15	1
Senior Floating Rate Fund	48	3
Wealth Masters Fund	30	1	*

*	Includes affiliated shareholder accounts.

Note 8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At March 31, 2014, the following Fund held securities issued by various companies in specific sectors or countries as detailed below:

Fund	Sector	Percentage of Total Investments
Bond Fund	Financials	25%
Multi-Sector Intermediate Bond Fund	Financials	26
Senior Floating Rate Fund	Consumer Discretionary	26
Wealth Masters Fund	Consumer Discretionary	34

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

Note 9. Indemnifications

Under the Trust’s organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has also entered into an indemnification agreement with the Trust. In addition, in the normal course of business the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk loss to be remote.

Note 10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost		Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bond Fund	$77,703		$2,262	$(1,435)	$827
CA Tax-Exempt Bond Fund	43,288		2,943	(734)	2,209
High Yield Fund	92,990		3,821	(415)	3,406
Low Volatility Equity Fund	1,733		203	(3)	200
Low Volatility Equity Fund (Options)	—	(1)	1	—	1
Multi-Sector Intermediate Fund	345,817		11,911	(7,235)	4,676
Senior Floating Rate Fund	1,104,625		9,805	(1,768)	8,037
Wealth Master Fund	122,706		9,980	(2,262)	7,718

(1) Amount less than $500

The Funds have capital loss available to offset future realized capital gains, through the indicated expiration dates shown below:

	2017	2018	No Expiration	Total
Bond Fund	$3,645	$—	$—	$3,645
High Yield Fund	16,210	9,151	—	25,361
Low Volatility Equity Fund	—	—	6	6

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 11. Borrowings

($ reported in thousands)

On April 30, 2012, the Senior Floating Rate Fund entered into a Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”). This agreement allows the Fund to borrow cash from the Bank, up to $90,000, and includes a clause to increase the commitment to a maximum of 125,000. Borrowings under the Agreement are collateralized by investments of the Fund. Interest is charged at LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid and accrued for the period ended March 31, 2014, were $47 and are included in interest expense and fees on the Statement of Operations. The Agreement is renewable by the Fund with the Bank’s consent. The Agreement can also be converted to a 364 day fixed term facility, one time at the Fund’s option. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. From October 1, 2013 to March 31, 2014, the average daily borrowings under the Agreement and the weighted daily average interest rate were $27,363 and 1.016%, respectively. At March 31, 2014, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate
$43,000	1.005%

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

Note 12. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the Subadviser determines that some, though not all of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities as defined above, not registered under the Securities Act of 1933 as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2014, the Funds did not hold any securities that are both illiquid and restricted.

Note 13. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus High Yield Fund, Virtus Multi-Sector Intermediate Bond Fund, Virtus Senior Floating Rate Fund and Virtus Wealth Masters Fund (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held November 12-14, 2013, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information provided by VIA and each Subadviser, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended September 30, 2013.

Virtus Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3- year periods and underperformed the median of its Performance Universe for the 5- and 10- year periods. The Board also noted that the Fund out performed its benchmark for the 1-, 3-, 5- and 10- year periods.

Virtus CA Tax-Exempt Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-year period and underperformed the median of its Performance Universe for the 3-, 5- and 10- year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

Virtus High Yield Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

Virtus Multi-Sector Intermediate Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Senior Floating Rate Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3- and 5- year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5- year periods.

Virtus Wealth Masters Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period.

With respect to certain Funds, the Board also considered management’s discussion about the reasons for each Funds’ underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of a Fund’s expenses, including the type and size of a Fund relative to the other funds in its Expense Group.

Virtus Bond Fund. The Board considered that the Fund’s net management fee after waivers was the same as the median of the Expense Group and net total expenses after waivers was below the median of the Expense Group.

Virtus CA Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers was above the median of the Expense Group.

Virtus High Yield Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers was the same as the median of the Expense Group.

Virtus Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Senior Floating Rate Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Wealth Masters Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers was below the median of the Expense Group.

Based on the level and type of services provided, the Board determined that each Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA and therefore the Board considered the profitability of VIA and the Subadvisers together. In addition, with respect to Horizon Asset Management, LLC the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of each of the applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site http://Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8022	05-14

SEMIANNUAL REPORT

Virtus Emerging Markets Debt Fund

Virtus Emerging Markets Equity Income Fund

Virtus Emerging Markets Small-Cap Fund*

Virtus Global Commodities Stock Fund

Virtus Global Dividend Fund

Virtus Global Opportunities Fund

Virtus Global Real Estate Securities Fund

Virtus Greater European Opportunities Fund

Virtus International Equity Fund*

Virtus International Real Estate Securities Fund

Virtus International Small-Cap Fund

March 31, 2014 TRUST NAME: VIRTUS OPPORTUNITIES TRUST * Prospectus supplements applicable to these Funds appear at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The past six months were generally strong for equities, despite some volatility in the first part of 2014. For much of January and February, uncertainty around the emerging markets economies, the Russia-Ukraine crisis, a winter-related slowing of U.S. growth, and the Federal Reserve’s asset purchase tapering prompted investors to seek “safety” in other investments, such as bonds. As March drew to a close, worries eased and stocks regained their footing.

For the six-month period ended March 31, 2014, the U.S. stock market produced strong, double-digit returns. The S&P 500® Index gained 12.51%, the Dow Jones Industrial Average rose 10.05%, and the NASDAQ Composite Index was up 12.02%. International equities had mixed performance, as developed markets led by Europe generally posted strong returns, while emerging markets underperformed after several years of strong asset inflows.

Following the Fed’s pre-taper announcement last May, the bond market struggled for much of 2013 but rallied at year-end into early 2014. The 10-year Treasury yield rose above 3.00% at the end of 2013 for the first time since July 2011, but declined to 2.73% on March 31. The broad fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, rose 1.70% for the six-month period.

Looking ahead, the prospect of higher interest rates will likely be a key market focus, particularly after the Fed ends its bond purchases, expected later this year. However, higher rates signify an improving economy, and should give investors good reason for optimism. The U.S. is showing signs of a return to growth in hiring, consumer spending, and housing. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings. Globally, China’s recovery remains tenuous, while Europe’s economy is gaining strength.

Market uncertainty is an ever present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

Thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2014

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

1

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2013 to March 31, 2014

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio	Expenses Paid During the Period*
Emerging Markets Debt Fund
Actual
Class A	$1,000.00	$1,044.80	1.35%	$6.88
Class C	1,000.00	1,041.00	2.10	10.69
Class I	1,000.00	1,046.10	1.10	5.61
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.12	1.35	6.82
Class C	1,000.00	1,014.33	2.10	10.60
Class I	1,000.00	1,019.38	1.10	5.55
Emerging Markets Equity Income Fund
Actual
Class A	$1,000.00	$990.60	1.75%	$8.69
Class C	1,000.00	987.50	2.50	12.39
Class I	1,000.00	992.70	1.50	7.45
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.10	1.75	8.83
Class C	1,000.00	1,012.31	2.50	12.62
Class I	1,000.00	1,017.36	1.50	7.57
Emerging Markets Small-Cap Fund†
Actual
Class A	$1,000.00	$998.00	1.85%	$5.22
Class C	1,000.00	996.00	2.60	7.32
Class I	1,000.00	999.00	1.60	4.51
Hypothetical (5% return before expenses since inception)
Class A	1,000.00	1,008.85	1.85	5.26
Class C	1,000.00	1,006.72	2.60	7.39
Class I	1,000.00	1,009.56	1.60	4.55
Hypothetical (5% return before expenses)
Class A	1,000.00	1,015.59	1.85	9.34
Class C	1,000.00	1,011.81	2.60	13.13
Class I	1,000.00	1,016.85	1.60	8.08
Global Commodities Stock Fund
Actual
Class A	$1,000.00	$1,004.50	1.65%	$8.25
Class C	1,000.00	1,001.10	2.40	11.97
Class I	1,000.00	1,006.70	1.40	7.00
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.60	1.65	8.33
Class C	1,000.00	1,012.82	2.40	12.12
Class I	1,000.00	1,017.86	1.40	7.07
Global Dividend Fund
Actual
Class A	$1,000.00	$1,107.40	1.28%	$6.73
Class C	1,000.00	1,103.80	2.03	10.65
Class I	1,000.00	1,109.40	1.03	5.42
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.47	1.28	6.46
Class C	1,000.00	1,014.68	2.03	10.25
Class I	1,000.00	1,019.73	1.03	5.20

2

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2013 to March 31, 2014

Expense Table
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio	Expenses Paid During the Period*
Global Opportunities Fund
Actual
Class A	$1,000.00	$1,080.00	1.49%	$7.73
Class B	1,000.00	1,076.50	2.24	11.60
Class C	1,000.00	1,075.80	2.24	11.59
Class I	1,000.00	1,081.70	1.24	6.44
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.41	1.49	7.52
Class B	1,000.00	1,013.62	2.24	11.31
Class C	1,000.00	1,013.62	2.24	11.31
Class I	1,000.00	1,018.67	1.24	6.26
Global Real Estate Securities Fund
Actual
Class A	$1,000.00	$1,076.50	1.40%	$7.25
Class C	1,000.00	1,072.50	2.15	11.11
Class I	1,000.00	1,077.70	1.15	5.96
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.86	1.40	7.07
Class C	1,000.00	1,014.08	2.15	10.85
Class I	1,000.00	1,019.13	1.15	5.81
Greater European Opportunities Fund
Actual
Class A	$1,000.00	$1,052.00	1.45%	$7.42
Class C	1,000.00	1,048.40	2.20	11.24
Class I	1,000.00	1,053.00	1.20	6.14
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.61	1.45	7.32
Class C	1,000.00	1,013.82	2.20	11.11
Class I	1,000.00	1,018.87	1.20	6.06
International Equity Fund
Actual
Class A	$1,000.00	$1,096.90	1.50%	$7.84
Class C	1,000.00	1,092.60	2.25	11.74
Class I	1,000.00	1,097.50	1.25	6.54
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.36	1.50	7.57
Class C	1,000.00	1,013.57	2.25	11.36
Class I	1,000.00	1,018.62	1.25	6.31
International Real Estate Securities Fund
Actual
Class A	$1,000.00	$1,045.90	1.50%	$7.65
Class C	1,000.00	1,041.90	2.25	11.45
Class I	1,000.00	1,046.80	1.25	6.38
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.36	1.50	7.57
Class C	1,000.00	1,013.57	2.25	11.36
Class I	1,000.00	1,018.62	1.25	6.31
International Small-Cap Fund
Actual
Class A	$1,000.00	$1,089.90	1.60%	$8.34
Class C	1,000.00	1,086.00	2.35	12.22
Class I	1,000.00	1,091.40	1.35	7.04
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.85	1.60	8.08
Class C	1,000.00	1,013.07	2.35	11.86
Class I	1,000.00	1,018.11	1.35	6.82
*	Expenses are equal to the relevant Funds’ annualized expense ratio, which is net of waived fees, reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
†	December 19, 2013, is the date the Fund started accruing expenses. Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (103) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

KEY INVESTMENT TERMS

(Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges and it is not available for direct investment.

Dow Jones Industrial AverageSM

A priceweighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The central bank of the United States responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S.economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

iShares®

Represents shares of an open-end exchange-traded fund.

NASDAQ Composite Index

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

When-issued and forward commitments (delayed delivery)

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

4

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

MARCH 31, 2014 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

Emerging Markets Debt Fund

Corporate Bonds and Notes		71%
Financials	37%
Energy	12
Materials	7
Total of all other corporate bond sectors	15
Foreign Government Securities		27
Other (including short-term investments)		2

		100%

Emerging Markets Equity Income Fund

Financials	29%
Information Technology	14
Materials	9
Consumer Discretionary	8
Energy	8
Industrials	8
Telecommunication Services	7
Other (includes short-term investments)	17

Total	100%

Emerging Markets Small-Cap Fund

Industrials	25%
Consumer Staples	24
Financials	19
Consumer Discretionary	10
Information Technology	8
Materials	8
Health Care	4
Other (includes short-term investments)	2

Total	100%

Global Commodities Stock Fund

Materials	37%
Energy	36
Consumer Staples	12
Industrials	6
Financials	1
Health Care	1
Other (includes short-term investments)	7

Total	100%

Global Dividend Fund

Utilities	32%
Energy	25
Telecommunication Services	19
Industrials	15
Financials	5
Consumer Discretionary	3
Other (includes short-term investments)	1

Total	100%

Global Opportunities Fund

Consumer Staples	30%
Consumer Discretionary	15
Information Technology	15
Financials	14
Health Care	14
Industrials	5
Materials	4
Other (includes short-term investments)	3

Total	100%

Global Real Estate Securities Fund

Retail REITs	30%
Diversified REITs	16
Residential REITs	14
Office REITs	12
Real Estate Operating Companies	12
Specialized REITs	11
Consumer Discretionary	2
Other (includes short-term investments)	3

Total	100%

Greater European Opportunities Fund

Consumer Staples	33%
Industrials	15
Health Care	14
Consumer Discretionary	12
Financials	8
Materials	6
Information Technology	5
Other (includes short-term investments)	7

Total	100%

5

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Continued)

MARCH 31, 2014 (Unaudited)

International Equity Fund

Financials	21%
Industrials	13
Energy	12
Health Care	11
Telecommunication Services	8
Consumer Discretionary	8
Information Technology	6
Other (includes short-term investments)	21

Total	100%

International Real Estate Securities Fund

Retail REITs	34%
Real Estate Operating Companies	28
Diversified REITs	20
Office REITs	10
Industrial REITs	3
Specialized REITs	2
Other (includes short-term investments)	3

Total	100%

International Small-Cap Fund

Industrials	23%
Financials	13
Materials	13
Consumer Staples	10
Information Technology	10
Health Care	8
Consumer Discretionary	7
Other (includes short-term investments)	16

Total	100%

6

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—26.4%
Argentine Republic 8.280%, 12/31/33	$119		$95
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(4)	270		235
RegS 7.000%, 12/1/18(4)	70		54
7.650%, 4/21/25	785		530
9.375%, 1/13/34	325		240
Dominican Republic 144A 5.875%, 4/18/24(3)	100		100
Federal Republic of Nigeria RegS 6.375%, 7/12/23(4)	200		207
Gabonese Republic 144A 6.375%, 12/12/24(3)	200		212
Honduras Republic RegS 7.500%, 3/15/24(4)	200		201
Hungary
6.375%, 3/29/21	110		121
5.375%, 2/21/23	146		149
5.750%, 11/22/23	22		23
5.375%, 3/25/24	60		60
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	200		194
Mongolia 144A 5.125%, 12/5/22(3)	200		163
Republic of Azerbaijan 4.750%, 3/18/24(3)	200		201
Republic of Cote d’ Ivoire 144A 5.750%, 12/31/32(2)(3)	100		94
Republic of Croatia 144A 6.000%, 1/26/24(3)	200		209
Republic of Ecuador 144A 9.375%, 12/15/15(3)	100		106
Republic of El Salvador 144A 7.650%, 6/15/35(3)	70		70
Republic of Guatemala 144A 4.875%, 2/13/28(3)	200		195
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	1,475,000	IDR	139
Series FR55, 7.375%, 9/15/16	379,000	IDR	33
Series FR63, 5.625%, 5/15/23	624,000	IDR	46
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		220
Republic of Latvia RegS 2.750%, 1/12/20(4)	200		193
Republic of Panama RegS 5.200%, 1/30/20(4)	200		221
Republic of Peru 144A 6.900%, 8/12/37(3)	400	PEN	141
Republic of Philippines 4.950%, 1/15/21	5,000	PHP	116
Republic of Poland
Series 1021, 5.750%, 10/25/21	300	PLN	110
3.000%, 3/17/23	75		70
4.000%, 1/22/24	84		85
Republic of South Africa Series R208, 6.750%, 3/31/21	1,470	ZAR	129

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Sri Lanka 144A 5.875%, 7/25/22(3)	$200		$203
Republic of Turkey
5.125%, 3/25/22	200		201
6.750%, 5/30/40	225		241
6.625%, 2/17/45	200		211
Republic of Uruguay 4.375%, 12/15/28(8)	5,138	UYU	236
Republic of Zambia 144A 5.375%, 9/20/22(3)	200		172
Romania
144A 6.750%, 2/7/22(3)	150		175
144A 4.875%, 1/22/24(3)	84		85
Russian Federation 144A 7.850%, 3/10/18(3)	5,000	RUB	140
Ukraine
144A 7.750%, 9/23/20(3)	325		307
144A 7.500%, 4/17/23(3)	200		187
United Mexican States
Series M, 6.000%, 6/18/15	3,855	MXN	303
Series M, 6.500%, 6/9/22	2,250	MXN	178
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $8,142)			7,601

CORPORATE BONDS—69.8%

Austria—1.5%
Sappi Papier Holding GmbH
144A 8.375%, 6/15/19(3)	200		223
144A 6.625%, 4/15/21(3)	200		208

			431

Barbados—0.7%
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200		206

Bermuda—2.3%
Aircastle Ltd.
6.250%, 12/1/19	100		109
5.125%, 3/15/21	120		120
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200		214
GeoPark Latin America Ltd. 144A 7.500%, 2/11/20(3)	200		208

			651

Brazil—6.6%
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	100		105
Banco do Brasil SA 144A 9.250%(2)(3)(6)(7)	200		216
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	300	BRL	122
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	125		133
Braskem Finance Ltd. 144A 5.375%, 5/2/22(3)	200		195
BRF SA 144A 7.750%, 5/22/18(3)	400	BRL	145

	PAR VALUE	VALUE
Brazil—continued
Embraer S.A. 5.150%, 6/15/22	$100	$104
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	125	139
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	250	252
Petrobras International Finance Co. 6.750%, 1/27/41	300	291
Vale SA 5.625%, 9/11/42	200	187

		1,889

Canada—0.9%
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	45	45
Pacific Rubiales Energy Corp.
144A 5.375%, 1/26/19(3)	100	104
144A 5.125%, 3/28/23(3)	100	98

		247

Chile—2.8%
Automotores Gildemeister S.A. 144A 6.750%, 1/15/23(3)	150	102
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)	250	246
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	250	264
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	200	194

		806

China—3.4%
China Railway Resources Huitung Ltd. 3.850%, 2/5/23	200	186
Country Garden Holdings Co., Ltd. 144A 7.500%, 1/10/23(3)	200	187
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)	200	187
Kaisa Group Holdings Ltd. 144A 8.875%, 3/19/18(3)	200	194
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	200	211

		965

Colombia—1.8%
Bancolombia S.A. 5.125%, 9/11/22	250	244
Comcel Trust 144A 6.875%, 2/6/24(3)	200	210
Ecopetrol S.A. 5.875%, 9/18/23	65	71

		525

See Notes to Financial Statements

7

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Georgia—0.7%
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	$200	$209

Hong Kong—2.0%
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	200	214
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(6)(7)	325	350

		564

Hungary—0.7%
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)	200	212

India—1.8%
Bank of Baroda London 144A 4.875%, 7/23/19(3)	200	206
ICICI Bank Ltd. 144A 6.375%, 4/30/22(2)(3)	300	302

		508

Indonesia—1.7%
Pertamina Persero PT 144A 6.000%, 5/3/42(3)	275	244
Perusahaan Listrik Negara PT 144A 5.500%, 11/22/21(3)	250	254

		498

Ireland—3.2%
Alfa Bank OJSC (Alfa Bond Issuance plc) 144A 7.500%, 9/26/19(3)(5)	200	202
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	200	196
Metalloinvest Finance Ltd. 144A 5.625%, 4/17/20(3)	200	189
Nomos Bank Via Nomos Capital plc 144A 7.250%, 4/25/18(3)(5)	200	198
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 9.125%, 4/30/18(3)	125	138

		923

Israel—0.8%
Israel Electric Corp. Ltd. RegS 7.250%, 1/15/19(4)	200	224

Kazakhstan—3.3%
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	200	181

	PAR VALUE		VALUE
Kazakhstan—continued
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	$200		$188
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	200		204
KazMunayGas National Co. JSC 144A 5.750%, 4/30/43(3)	200		180
Zhaikmunai LP 144A 7.125%, 11/13/19(3)	200		208

			961

Luxembourg—5.2%
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	200		213
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(5)	200		196
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	200		212
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200		200
Sberbank of Russia (Sberbank Capital SA) 144A 5.125%, 10/29/22(3)(5)	200		187
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	100		104
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(3)(5)	200		176
Wind Acquisition Finance S.A. 144A 7.250%, 2/15/18(3)	200		212

			1,500

Macau—0.7%
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	200		204

Mexico—4.4%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	200		207
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	143
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(3)	150		164
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)	200		207
Cemex Sab de CV 144A 7.250%, 1/15/21(3)	200		219
Grupo Televisa SAB 7.250%, 5/14/43	2,000	MXN	123
Petroleos Mexicanos 144A 6.375%, 1/23/45(3)	200		216

			1,279

	PAR VALUE		VALUE

Netherlands—2.8%
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	$200		$200
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	200		183
Petrobras Global Finance BV 6.250%, 3/17/24	200		206
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	200		208

			797

Panama—1.2%
AES El Salvador Trust II 144A 6.750%, 3/28/23(3)	200		187
Banco Latinoamericano de Comercio Exterior SA 144A 3.750%, 4/4/17(3)	150		155

			342

Peru—2.7%
Banco de Credito del Peru
144A 5.375%, 9/16/20(3)	100		106
144A 6.125%, 4/24/27(2)(3)	100		104
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(3)	100		104
Banco Internacional del Peru Saa 144A 6.625%, 3/19/29(2)(3)	100		100
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	200		182
Volcan Compania Minera SAA 144A 5.375%, 2/2/22(3)	200		191

			787

Russia—1.2%
AHML Finance Ltd. 144A 7.750%, 2/13/18(3)	5,000	RUB	130
VTB Bank OJSC 144A 9.500%, 12/1/49(2)(3)(5)	200		201

			331

Sri Lanka—0.7%
Bank of Ceylon 144A 6.875%, 5/3/17(3)	200		210

Sweden—0.7%
PKO Finance AB 144A 4.630%, 9/26/22(3)(5)	200		202

Thailand—0.7%
Bangkok Bank Plc 144A 3.300%, 10/3/18(3)	200		201

See Notes to Financial Statements

8

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Trinidad and Tobago—0.3%
Petroleum Co. of Trinidad & Tobago Ltd. RegS 6.000%, 5/8/22(4)	$71		$76

Turkey—3.7%
Akbank TAS 144A 7.500%, 2/5/18(3)	300	TRY	120
KOC Holding AS 144A 3.500%, 4/24/20(3)	200		182
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	200		191
Turkiye Is Bankasi A.S 144A 7.850%, 12/10/23(3)	200		207
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	200		185
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	200		184

			1,069

Ukraine—0.9%
DP World Ltd. 144A 6.850%, 7/2/37(3)	250		270

United Arab Emirates—2.2%
Abu Dhabi National Energy Co. 144A 5.875%, 12/13/21(3)	275		315
IPIC GMTN Ltd. 144A 6.875%, 11/1/41(3)	250		320

			635

United Kingdom—1.5%
Tullow Oil plc 144A 6.000%, 11/1/20(3)	200		204
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	200		227

			431

United States—3.2%
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	250		254
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	100		108
First Data Corp. 11.750%, 8/15/21	165		174
First Data Holdings, Inc. PIK Interest Capitalization, 144A 14.500%, 9/24/19(3)(9)	79		74
Parker Drilling Co.(The) 6.750%, 7/15/22(3)	50		52
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	250		262

			924

	PAR VALUE		VALUE
Venezuela—3.2%
Corp Andina de Fomento 4.375%, 6/15/22	$200		$206
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	855		718

			924

Virgin Islands (British)—0.4%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	275	BRL	113
TOTAL CORPORATE BONDS (Identified Cost $20,782)			20,114

LOAN AGREEMENTS(2)—0.6%

Information Technology—0.6%
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	168		170
TOTAL LOAN AGREEMENTS (Identified Cost $170)			170
TOTAL LONG TERM INVESTMENTS—96.8%
(Identified Cost $29,094)			27,885

	SHARES
SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.090%)	280,266		280
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $280)			280
TOTAL INVESTMENTS—97.8% (Identified Cost $29,374)			28,165	(1)
Other assets and liabilities, net—2.2%			630

NET ASSETS—100.0%			$28,795

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $19,526 or 67.8% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	No contractual maturity date
(7)	Interest payments may be deferred.
(8)	Principal amount is adjusted pursuant to the change in the Index.
(9)	100% of the income received was in cash.

Foreign Currencies:

BRL	Brazilian Real
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
Brazil	7%
Venezuela	7
Mexico	6
Turkey	6
Luxembourg	5
United States	5
China	4
Other	60
Total	100%
† % of total investments as of March 31, 2014

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

9

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds And Notes	$20,114	$—	$20,114
Foreign Government Securities	7,601	—	7,601
Loan Agreements	170	—	170
Equity Securities:
Short-Term Investments	280	280	—

Total Investments	$28,165	$280	$27,885

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

See Notes to Financial Statements

10

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—2.1%

Financials—0.4%
Banco Davivienda SA 4.900% (Colombia)	23,969	$305

Materials—0.5%
Klabin SA 2.490% (Brazil)	387,600	401

Utilities—1.2%
Cia Energetica de Sao Paulo, Class B 4.730% (Brazil)	47,200	552
Companhia Paranaense de Energia 3.000%, Class B (Brazil)	29,200	384

		936
TOTAL PREFERRED STOCK (Identified Cost $1,527)		1,642

COMMON STOCKS—88.8%

Consumer Discretionary—7.7%
Arcelik AS (Turkey)	36,225	202
China Motor Corp. (Taiwan)	436,000	389
Cia Hering (Brazil)	16,400	199
Foschini Group Ltd. (The) (South Africa)	26,181	267
Great Wall Motor Co., Ltd. (China)	74,000	371
Halla Visteon Climate Control Corp. (South Korea)	15,810	722
Imperial Holdings Ltd. (South Africa)	12,741	228
Kangwon Land, Inc. (South Korea)	23,600	687
Lojas Renner S.A. (Brazil)	23,000	651
MRV Engenharia e Participacoes S.A. (Brazil)	73,700	261
Naspers Ltd. Class N (South Africa)	3,496	386
Pou Chen Corp. (Taiwan)	360,000	508
Tofas Turk Otomobil Fabrikasi AS (Turkey)	51,536	293
Truworths International Ltd. (South Africa)	35,291	259
UMW Holdings Bhd (Malaysia)	230,900	776

		6,199

Consumer Staples—6.1%
Ambev SA (Brazil)(2)	181,400	1,350
Fomento Economico Mexicano S.A.B. de CV (Mexico)	37,400	349
Hite Jinro Co., Ltd. (South Korea)	17,360	383
Kimberly-Clark de Mexico S.A.B. de C.V. Class A (Mexico)	77,100	206
KT&G Corp. (South Korea)	18,487	1,389
Souza Cruz S.A. (Brazil)	15,600	141
Spar Group Ltd. (The) (South Africa)	38,831	448
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	190,600	454

	SHARES	VALUE
Consumer Staples—continued
Want Want China Holdings Ltd. (China)	116,000	$173

		4,893

Energy—7.7%
China Petroleum & Chemical Corp. Class H (China)	671,800	601
China Shenhua Energy Co., Ltd. Class H (China)	240,000	693
CNOOC Ltd. (China)	605,000	910
Ecopetrol S.A. (Colombia)	271,197	550
Lukoil OAO Sponsored ADR (Russia)	14,750	825
PTT PCL (Thailand)	54,800	505
Sasol Ltd. (South Africa)	20,400	1,142
Tatneft OAO (Russia)	27,049	916

		6,142

Financials—28.3%
Agricultural Bank of China Ltd. (China)	1,246,000	543
Alliance Financial Group Bhd (Malaysia)	434,400	587
AMMB Holdings Bhd (Malaysia)	237,600	522
Banco de Chile (Chile)	5,193,495	655
Banco do Brasil S.A. (Brazil)	18,200	182
Banco Santander Chile SA (Chile)	27,741,347	1,629
Bancolombia SA (Colombia)	49,605	686
Bank of China Ltd. (China)	5,122,000	2,272
Barclays Africa Group Ltd. (South Africa)	32,774	464
BR Malls Participacoes S.A. (Brazil)	49,900	429
BR Properties S.A. (Brazil)	35,800	293
China Construction Bank Corp. (China)	3,237,000	2,266
China Minsheng Banking Corp. Ltd. (China)	400,000	401
Compartamos Sab de CV (Mexico)	322,700	590
Dongbu Insurance Co., Ltd. (South Korea)	12,290	637
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)	172,158	203
Evergrande Real Estate Group Ltd. (China)	642,000	303
Far East Horizon Ltd. (Hong Kong)	408,000	300
Farglory Land Development Co., Ltd. (Taiwan)	411,000	700
FirstRand Ltd. (South Africa)	161,872	555
Grupo Financiero Inbursa Sab de C.V. (Mexico)	49,500	128
Guangzhou R&F Properties Co., Ltd. (China)	288,400	416
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	20,880	602
Industrial & Commercial Bank of China Ltd. (China)	3,111,000	1,913

	SHARES	VALUE
Financials—continued
Industrial Bank of Korea (South Korea)	26,330	$334
Komercni Banka A.S. (Czech Republic)	1,519	363
Mirae Asset Securities Co., Ltd. (South Korea)	10,190	395
Porto Seguro S.A. (Brazil)	19,900	276
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	51,871	729
Powszechny Zaklad Ubezpieczen S.A. (Poland)	5,124	728
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	2,128	479
Sberbank of Russia (Russia)	80,320	785
Siam Commercial Bank PCL (Thailand)	101,100	491
Soho China Ltd. (China)	289,000	238
Standard Bank Group Ltd. (South Africa)	39,102	515

		22,609

Health Care—0.5%
Kalbe Farma Tbk PT (Indonesia)	2,873,500	371

Industrials—7.8%
Aboitiz Equity Ventures, Inc. (Philippines)	311,000	388
Alfa Sab de C.V. (Mexico)	108,600	275
CCR S.A. (Brazil)	19,700	150
CTCI Corp. (Taiwan)	335,000	502
EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	122,200	729
Grupo Carso Sab de C.V. (Mexico)	47,700	250
Jiangsu Expressway Co., Ltd. (China)	588,000	670
LG Corp. (South Korea)	11,506	626
Reunert Ltd. (South Africa)	78,619	482
S-1 Corp. (South Korea)	7,823	654
Samsung Heavy Industries Co., Ltd. (South Korea)	20,420	611
Teco Electric and Machinery Co., Ltd. (Taiwan)	344,000	384
Zhejiang Expressway Co., Ltd. (China)	542,000	494

		6,215

Information Technology—13.3%
Asustek Computer, Inc. (Taiwan)	92,000	911
Cielo SA (Brazil)	20,520	651
Delta Electronics, Inc. (Taiwan)	120,000	741
Kinsus Interconnect Technology Corp. (Taiwan)	138,000	512
Lite-On Technology Corp. (Taiwan)	240,184	358
Phison Electronics Corp. (Taiwan)	65,000	418
Quanta Computer, Inc. (Taiwan)	353,000	950

See Notes to Financial Statements

11

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—continued
Radiant Opto-Electronics Corp. (Taiwan)	219,260	$886
Realtek Semiconductor Corp. (Taiwan)	193,000	582
SK C&C Co. Ltd. (South Korea)	4,914	690
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	836,000	3,253
Transcend Information, Inc. (Taiwan)	214,000	696

		10,648

Materials—8.5%
Cementos Argos S.A. (Colombia)	41,341	211
China Bluechemical Ltd. Class H (China)	502,000	259
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	330,600	1,043
Industrias Penoles S.A.B de C.V. (Mexico)	18,480	481
Jiangxi Copper Co., Ltd. (China)	444,000	747
Koza Altin Isletmeleri AS (Turkey)	9,930	86
Kumba Iron Ore Ltd. (South Africa)	16,156	580
MMC Norilsk Nickel ADR (Russia)	35,520	595
Nampak Ltd. (South Africa)	37,656	129
Petronas Chemicals Group BHD (Malaysia)	249,100	527
PTT Global Chemical PCL (Thailand)	311,800	694
Shougang Fushan Resources Group Ltd. (Hong Kong)	1,454,000	442

	SHARES	VALUE
Materials—continued
Sociedad Quimica y Minera de Chile S.A. (Chile)	5,441	$173
Taiwan Cement Corp. (Taiwan)	451,000	696
Uralkali OJSC Sponsored GDR (Russia)	5,556	133

		6,796

Telecommunication Services—6.4%
Advanced Info Service PCL (Thailand)	54,900	382
China Communications Services Corp. Ltd. (China)	480,000	222
China Mobile Ltd. (China)	167,500	1,533
MTN Group Ltd. (South Africa)	46,980	962
SK Telecom Co., Ltd. (South Korea)	3,719	753
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,706,000	528
Tim Participacoes S.A. (Brazil)	29,000	150
Turk Telekomunikasyon AS (Turkey)	220,656	614

		5,144

Utilities—2.5%
CEZ AS (Czech Republic)	26,569	761
Guangdong Investments Ltd. (China)	496,000	474
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	1,783,000	805

		2,040
TOTAL COMMON STOCKS (Identified Cost $70,169)		71,057

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—5.9%
iPath MSCI India Index ETN(2)	77,964	$4,727
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,351)		4,727
TOTAL LONG TERM INVESTMENTS—96.8% (Identified Cost $76,047)		77,426

TOTAL INVESTMENTS—96.8% (Identified Cost $76,047)		77,426	(1)
Other assets and liabilities, net—3.2%		2,553

NET ASSETS—100.0%		$79,979

Abbreviations:

ADR	American Depositary Receipt
ETN	Exchange Traded Note
GDR	Global Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
China	20%
Taiwan	16
South Korea	12
Brazil	9
South Africa	8
India	6
Mexico	5
Other	24
Total	100%
† % of total investments as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$71,057	$71,057
Exchange-Traded Funds	4,727	4,727
Preferred Stock	1,642	1,642

Total Investments	$77,426	$77,426

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

12

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCK—1.8%

Industrials—1.8%
Marcopolo S.A. 1.660% (Brazil)	26,600	$53
TOTAL PREFERRED STOCK (Identified Cost $59)		53

COMMON STOCKS—86.3%

Consumer Discretionary—9.6%
Ace Hardware Indonesia Tbk PT (Indonesia)	900,000	59
Goldlion Holdings Ltd. (Hong Kong)	188,000	87
Pico Far East Holdings Ltd. (Hong Kong)	280,000	81
Truworths International Ltd. (South Africa)	8,100	60

		287

Consumer Staples—24.0%
AVI Ltd. (South Africa)	11,000	59
Compania Cervecerias Unidas SA ADR (Chile)	2,500	56
Embotelladora Andina S.A. (Chile)	3,300	70
Eurocash S.A. (Poland)	5,600	74
Grupo Herdez Sab de CV (Mexico)	17,600	52
Guinness Anchor Bhd (Malaysia)	18,700	81
Massmart Holdings Ltd. (South Africa)	7,000	92
Oldtown Bhd (Malaysia)	100,250	61
Premier Marketing PCL (Thailand)	514,000	136
Wumart Stores, Inc. (China)	38,000	37

		718

Financials—12.3%
ARA Asset Management Ltd. (Singapore)	64,000	94
BFI Finance Indonesia Tbk PT (Indonesia)(2)	297,000	60
Bolsa Mexicana de Valores Sab de CV SA (Mexico)	25,500	51
Equity Bank Ltd. (Kenya)	150,000	55
Korea Ratings Corp. (South Korea)	1,300	45
Tisco Financial Group PCL (Thailand)	50,000	63

		368

Health Care—4.1%
Kalbe Farma Tbk PT (Indonesia)	243,000	32
OdontoPrev S.A. (Brazil)	22,700	91

		123

	SHARES	VALUE

Industrials—20.8%
ASR Holdings Ltd. (Hong Kong)	340,000	$69
Freight Management Holdings Bhd (Malaysia)	76,729	43
Prosegur Cia de Seguridad S.A. (Spain)	9,400	61
Riverstone Holdings Ltd. (Singapore)	157,000	101
S-1 Corp. (South Korea)	900	75
Taiwan Secom Co., Ltd. (Taiwan)	35,000	90
Turk Traktor Ve Ziraat Makineleri AS (Turkey)	3,400	87
Valid Solucoes e Servicos de Seguranca Em Meios de Pagamento e Identificacao S.A (Brazil)	6,400	98

		624

Information Technology—8.0%
Lumax International Corp., Ltd. (Taiwan)	38,000	96
MercadoLibre, Inc. (Argentina)	600	57
Totvs S.A. Com NPV (Brazil)	5,700	88

		241

Materials—7.5%
Cimsa Cimento Sanayi Ve Ticaret AS (Turkey)	5,200	27
Corp. Moctezuma SAB de C.V. (Mexico)	19,500	56
KPX Chemical Co., Ltd. (South Korea)	1,500	89
Synthos SA (Poland)	32,000	52

		224
TOTAL COMMON STOCKS (Identified Cost $2,634)		2,585

WARRANTS—9.1%
CRISIL Ltd. Exercise price $0.01 exp. 12/31/18(2)	6,400	132
Cummins India Ltd. Exercise price $0.01 exp. 12/31/18(2)	7,800	78
eClerx Services Ltd. Exercise price $0.01 exp. 12/31/18(2)	3,500	62
TOTAL WARRANTS (Identified Cost $247)		272
TOTAL LONG TERM INVESTMENTS—97.2%
(Identified Cost $2,940)		2,910

	SHARES	VALUE

SHORT-TERM INVESTMENTS—2.3%

Money Market Mutual Funds—2.3%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	69,490	$69
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $69)		69
TOTAL INVESTMENTS—99.5%
(Identified Cost $3,009)		2,979	(1)
Other assets and liabilities, net—0.5%		15

NET ASSETS—100.0%		$2,994

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
Brazil	11%
India	9
Hong Kong	8
Singapore	7
South Africa	7
South Korea	7
Thailand	7
Other	44
Total	100%
† % of total investments as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$2,585	$2,585	$—
Preferred Stock	53	53	—
Short-Term Investments	69	69	—
Warrants	272	—	272

Total Investments	$2,979	$2,707	$272

There are no Level 3 (significant unobservable inputs) priced securities

There were no transfers between level 1 and level 2 for the period.

See Notes to Financial Statements

13

VIRTUS GLOBAL COMMODITIES STOCK FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—95.3%

Consumer Staples—12.2%
Andersons, Inc. (The) (United States)	13,796	$817
BRF—Brasil Foods S.A. ADR (Brazil)	12,228	244
KWS Saat AG (Germany)	452	164
Nutreco N.V. (Netherlands)	4,349	193
S&W Seed Co. (United States)(2)	20,022	148
Tyson Foods, Inc. Class A (United States)	29,389	1,294

		2,860

Energy—37.1%
5Canadian Natural Resources Ltd. (Canada)	8,220	315
Athabasca Oil Corp. (Canada)(2)	42,223	304
Bankers Petroleum Ltd. (Canada)(2)	59,572	290
Bellatrix Exploration Ltd. (Canada)(2)(3)	92,016	778
Birchcliff Energy Ltd. (Canada)(2)	30,324	302
Cabot Oil & Gas Corp. (United States)	6,785	230
Canyon Services Group, Inc. (Canada)	22,419	278
Concho Resources, Inc. (United States)(2)	4,498	551
Continental Resources, Inc. (United States)(2)	1,922	239
Core Laboratories N.V. (Netherlands)	2,222	441
EnCana Corp. (Canada)	11,755	251
EQT Corp. (United States)	2,439	236
FX Energy, Inc. (United States)(2)	39,580	132
GeoSpace Technologies Corp. (United States)(2)	7,111	471
Halliburton Co. (United States)	8,666	510
Keyera Corp. (Canada)	4,634	294
MEG Energy Corp. (Canada)(2)	23,872	807
Precision Drilling Corp. (Canada)	17,668	211
Suncor Energy, Inc. (Canada)	14,252	498
Tesoro Corp. (United States)	4,268	216
Trilogy Energy Corp. (Canada)	6,674	164
Valero Energy Corp. (United States)	21,392	1,136

		8,654

	SHARES	VALUE

Health Care—1.4%
Evogene Ltd. (Israel)(2)	16,829	$322

Industrials—6.1%
AGCO Corp. (United States)	4,656	257
JGC Corp. (Japan)	10,000	348
Kubota Corp. Sponsored ADR (Japan)	2,921	194
Lindsay Corp. (United States)	4,020	354
Raven Industries, Inc. (United States)	5,158	169
Rocky Mountain Dealerships, Inc. (Canada)	9,088	97

		1,419

Materials—38.5%
Agnico-Eagle Mines Ltd. (Canada)	12,803	387
Agrium, Inc. (Canada)	5,413	528
Balchem Corp. (United States)	5,110	266
BHP Billiton Ltd. Sponsored ADR (Australia)	12,561	851
CF Industries Holdings, Inc. (United States)	1,971	514
Du Pont (E.I.) de Nemours & Co. (United States)	13,152	883
Franco-Nevada Corp. (Canada)	13,836	636
Goldcorp, Inc. (Canada)	15,938	390
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	155,898	492
Imperial Metals Corp. (Canada)(2)	49,638	638
JFE Holdings, Inc. (Japan)	10,500	198
MBAC Fertilizer Corp. (Canada)(2)	228,744	128
Monsanto Co. (United States)	4,177	475
Mosaic Co. (The) (United States)	9,310	466
Nippon Steel & Sumitomo Metal Corp. (Japan)	98,000	268
Potash Corp. of Saskatchewan, Inc. (Canada)	12,919	467
Rio Tinto plc (United Kingdom)	3,894	217
Royal Gold, Inc. (United States)	12,616	790
Tahoe Resources, Inc. (Canada)(2)	10,521	222
Teck Cominco Ltd. Class B (Canada)	8,470	184

		9,000
TOTAL COMMON STOCKS (Identified Cost $19,242)		22,255

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—0.7%
PowerShares DB Gold Fund (United States)(2)	3,777	$162
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $191)		162
TOTAL LONG TERM INVESTMENTS—96.0% (Identified Cost $19,433)		22,417

SHORT-TERM INVESTMENTS—7.2%

Money Market Mutual Funds—7.2%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	1,674,929	1,675
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,675)		1,675
TOTAL INVESTMENTS—103.2% (Identified Cost $21,108)		24,092	(1)
Other assets and liabilities, net—(3.2)%		(746)

NET ASSETS—100.0%		$23,346

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.

Country Weightings†
United States	50%
Canada	34
Japan	4
Australia	3
Netherlands	3
Mexico	2
Israel	1
Other	3
Total	100%
† % of total investments as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$22,255	$22,255
Exchange-Traded Funds	162	162
Short-Term Investments	1,675	1,675

Total Investments	$24,092	$24,092

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

14

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.8%

Consumer Discretionary—2.7%
Eutelsat Communications SA (France)	47,545	$1,615
SES SA (Luxembourg)	56,150	2,097

		3,712

Energy—25.8%
Enbridge, Inc. (Canada)	159,260	7,248
Keyera Corp. (Canada)	25,310	1,605
Kinder Morgan, Inc. (United States)	132,815	4,315
Koninklijke Vopak N.V. (Netherlands)	22,870	1,277
ONEOK, Inc. (United States)	27,420	1,624
Pembina Pipeline Corp. (Canada)	66,965	2,543
Plains GP Holdings LP (United States)	51,265	1,434
Spectra Energy Corp. (United States)	119,625	4,419
TransCanada Corp. (Canada)	106,805	4,862
Williams Cos., Inc. (The) (United States)	159,630	6,478

		35,805

Financials—4.6%
American Tower Corp. (United States)	36,275	2,970
Crown Castle International Corp. (United States)	45,870	3,384

		6,354

Industrials—15.6%
Abertis Infraestructuras S.A. (Spain)	134,405	3,069
Atlantia S.p.A (Italy)	132,986	3,417
Auckland International Airport Ltd. (New Zealand)	580,255	1,919
Ferrovial S.A. (Spain)	98,065	2,124
Flughafen Zuerich AG (Switzerland)	2,751	1,769
Fraport AG Frankfurt Airport Services Worldwide (Germany)	24,140	1,803
Sydney Airport (Australia)	481,695	1,872
Transurban Group (Australia)	516,370	3,477
Vinci SA (France)	29,390	2,183

		21,633

	SHARES	VALUE

Telecommunication Services—19.0%
AT&T, Inc. (United States)	166,520	$5,840
BCE, Inc. (Canada)	26,215	1,131
BT Group plc (United Kingdom)	360,690	2,282
Nippon Telegraph & Telephone Corp. ADR (Japan)	43,570	1,187
Singapore Telecommunications Ltd. (Singapore)	744,400	2,160
TDC A/S (Denmark)	201,980	1,867
TELUS Corp. (Canada)	51,440	1,844
Verizon Communications, Inc. (United States)	111,229	5,291
Vodafone Group plc ADR (United Kingdom)	99,376	3,658
Windstream, Inc. (United States)	129,845	1,070

		26,330

Utilities—32.1%
Allette, Inc. (United States)	27,150	1,423
Ameren Corp. (United States)	37,705	1,553
American Water Works Co., Inc. (United States)	39,835	1,809
APA Group (Australia)	221,595	1,321
CenterPoint Energy, Inc. (United States)	57,070	1,352
Cleco Corp. (United States)	28,450	1,439
CMS Energy Corp. (United States)	54,285	1,589
Dominion Resources, Inc. (United States)	35,740	2,537
DTE Energy Co. (United States)	18,655	1,386
Duke Energy Corp. (United States)	45,055	3,209
National Grid plc (United Kingdom)	356,315	4,883
NextEra Energy, Inc. (United States)	43,595	4,169
NiSource, Inc. (United States)	59,325	2,108
Northeast Utilities (United States)	34,990	1,592
Questar Corp. (United States)	47,855	1,138
Scottish & Southern Energy plc (United Kingdom)	76,775	1,880
Sempra Energy (United States)	33,380	3,230
Snam Rete Gas S.p.A (Italy)	415,730	2,434
Terna Rete Elettrica Nazionale S.p.A (Italy)	274,005	1,468

	SHARES	VALUE

Utilities—continued
Veolia Environnement SA (France)	106,885	$2,115
Wisconsin Energy Corp. (United States)	41,790	1,945

		44,580
TOTAL COMMON STOCKS (Identified Cost $110,387)		138,414
TOTAL LONG TERM INVESTMENTS—99.8%
(Identified Cost $110,387)		138,414

SHORT-TERM INVESTMENTS—1.4%

Money Market Mutual Funds—1.4%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.090%)	1,889,496	1,889
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,889)		1,889
TOTAL INVESTMENTS—101.2%
(Identified Cost $112,276)		140,303	(1)
Other assets and liabilities, net—(1.2)%		(1,606)

NET ASSETS—100.0%		$138,697

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.

Country Weightings†
United States	49%
Canada	14
United Kingdom	9
Australia	5
Italy	5
France	4
Spain	4
Other	10
Total	100%
† % of total investments as of March 31, 2014

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

15

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$138,414	$138,414
Short-Term Investments	1,889	1,889

Total Investments	$140,303	$140,303

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

See Notes to Financial Statements

16

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCK—1.1%

Financials—1.1%
Itau Unibanco Holding S.A. ADR 0.50% (Brazil)	90,702	$1,348
TOTAL PREFERRED STOCK (Identified Cost $1,182)		1,348

COMMON STOCKS—97.6%

Consumer Discretionary—15.3%
Alimentation Couche Tard, Inc. Class B (Canada)	14,752	1,193
Amazon.com, Inc. (United States)(2)	855	288
Chipotle Mexican Grill, Inc. (United States)(2)	1,099	624
Galaxy Entertainment Group Ltd. (Hong Kong)	82,484	717
Las Vegas Sands Corp. (United States)	46,697	3,772
Michael Kors Holdings Ltd. (United Kingdom)	6,456	602
Naspers Ltd. Class N (South Africa)	10,607	1,170
Paddy Power plc (Ireland)(2)	14,788	1,172
Persimmon plc (United Kingdom)	48,547	1,089
priceline.com, Inc. (United States)(2)	2,200	2,622
TJX Cos., Inc. (United States)	35,413	2,148
Twenty-First Century Fox, Inc. Class A (United States)	88,887	2,842

		18,239

Consumer Staples—29.8%
Altria Group, Inc. (United States)	64,597	2,418
British American Tobacco plc (United Kingdom)	120,409	6,696
Coca-Cola Co. (The) (United States)	86,276	3,335
Diageo plc (United Kingdom)	58,300	1,809
ITC Ltd. (India)	519,583	3,070
Nestle S.A. Registered Shares (Switzerland)	54,586	4,109
Philip Morris International, Inc. (United States)	66,159	5,416
Reckitt Benckiser Group plc (United Kingdom)	18,518	1,509
SABMiller plc (United Kingdom)	35,493	1,772
Unilever N.V. (Netherlands)	95,118	3,909
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	210,700	502
Whole Foods Market, Inc. (United States)	21,711	1,101

		35,646

Energy—1.5%
Enbridge, Inc. (Canada)(3)	40,957	1,860

	SHARES	VALUE

Financials—12.6%
Housing Development Finance Corp. (India)	217,602	$3,221
Housing Development Finance Corp. Bank Ltd. (India)	266,225	3,338
UBS AG Registered Shares (Switzerland)	213,424	4,408
Wells Fargo & Co. (United States)	81,220	4,040

		15,007

Health Care—13.9%
Biogen Idec, Inc. (United States)(2)	6,200	1,896
Celgene Corp. (United States)(2)	12,822	1,790
Covidien plc (Ireland)	27,379	2,017
Grifols SA (Spain)	29,198	1,600
HealthSouth Corp. (United States)	290	11
Johnson & Johnson (United States)	19,620	1,927
Novo Nordisk A/S Class B (Denmark)	60,575	2,759
Roche Holding AG (Switzerland)	8,274	2,480
Zoetis, Inc. (United States)	71,464	2,068

		16,548

Industrials—4.9%
Bureau Veritas SA (France)	52,883	1,621
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	74,206	473
SGS SA Registered Shares (Switzerland)	899	2,216
TransDigm Group, Inc. (United States)	8,308	1,539

		5,849

Information Technology—15.0%
Baidu, Inc. Sponsored ADR (Cayman Islands)(2)	5,170	788
Cielo SA (Brazil)	39,035	1,238
Cognizant Technology Solutions Corp. Class A (United States)(2)	42,650	2,158
Google, Inc. Class A (United States)(2)	2,449	2,729
MasterCard, Inc. Class A (United States)	85,130	6,359
Tencent Holdings Ltd. (China)	13,313	926
Visa, Inc. Class A (United States)	17,120	3,696

		17,894

Materials—3.6%
Fresnillo plc (United Kingdom)	110,314	1,551
Goldcorp, Inc. (Canada)	87,283	2,130
Silver Wheaton Corp. (Canada)	27,774	630

		4,311

	SHARES	VALUE

Telecommunication Services—1.0%
Advanced Info Service PCL (Thailand)	89,800	$626
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,981,936	581

		1,207
TOTAL COMMON STOCKS (Identified Cost $88,918)		116,561
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $90,100)		117,909

SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Funds—0.7%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	784,836	785
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $785)		785

SECURITIES LENDING COLLATERAL—0.0%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	95	—	(5)
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $0)		—	(5)
TOTAL INVESTMENTS—99.4%
(Identified Cost $90,885)		118,694	(1)
Other assets and liabilities, net—0.6%		709

NET ASSETS—100.0%		$119,403

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Amount is less than $500 (not reported in 000s).

Country Weightings†
United States	45%
United Kingdom	13
Switzerland	11
India	8
Canada	5
Ireland	3
Netherlands	3
Other	12
Total	100%
† % of total investments as of March 31, 2014

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

17

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$116,561	$116,561
Preferred Stock	1,348	1,348
Securities Lending Collateral	—	—
Short-Term Investments	785	785

Total Investments	$118,694	$118,694

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

See Notes to Financial Statements

18

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.0%

Australia—6.0%
BGP Holdings plc(2)(3)(4)	13,566	$0
Dexus Property Group	587,440	578
GPT Group	121,500	412
Westfield Group	125,550	1,194
Westfield Retail Trust	148,450	410

		2,594

Canada—4.2%
Allied Properties Real Estate Investment Trust	18,185	567
Canadian Real Estate Investment Trust	7,475	305
First Capital Realty, Inc.	21,780	346
RioCan Real Estate Investment Trust	25,162	606

		1,824

Finland—0.7%
Citycon OYJ	86,470	307

France—4.5%
Fonciere Des Regions	2,554	237
Klepierre	4,920	220
Mercialys SA	4,000	84
Unibail-Rodamco SE	5,373	1,395

		1,936

Germany—2.1%
Deutsche Annington Immobilien Se(2)	9,558	273
LEG Immobilien AG	9,954	653

		926

Hong Kong—4.2%
Hang Lung Properties Ltd.	151,000	434
Hongkong Land Holdings Ltd.	61,900	401
Hysan Development Co. Ltd.	61,000	265
Link REIT (The)	147,504	725

		1,825

Italy—0.1%
Beni Stabili SpA	53,478	46

Japan—5.2%
AEON Mall Co., Ltd.	2,877	74
GLP J-REIT	348	350
Industrial & Infrastructure Fund Investment Corp.	23	189
Japan Prime Realty Investment Corp.	91	294
Japan Real Estate Investment Corp.	56	281
Kenedix Realty Investment Corp.	51	253
Nippon Building Fund, Inc.	61	319
Nippon Prologis REIT, Inc.	200	403
Tokyu REIT, Inc.	80	97

		2,260

	SHARES	VALUE

Mexico—1.0%
TF Administradora Industrial S de Rl de CV	203,222	$409

Netherlands—0.2%
Corio N.V.	2,231	102

Norway—0.6%
Norwegian Property ASA	215,775	261

Singapore—3.9%
CapitaMall Trust	266,450	401
CapitaRetail China Trust	384,331	428
Global Logistic Properties Ltd.	302,500	637
Mapletree Logistics Trust	291,545	242

		1,708

Sweden—0.9%
Castellum AB	23,340	388

United Kingdom—6.9%
Big Yellow Group plc	26,628	243
British Land Co. plc	47,400	517
Derwent London plc	4,810	217
Great Portland Estates plc	16,971	178
Hammerson plc	52,620	486
Land Securities Group plc	43,131	734
Safestore Holdings plc	68,726	272
SEGRO plc	62,490	346

		2,993

United States—58.5%
American Campus Communities, Inc.	14,738	550
AvalonBay Communities, Inc.	8,545	1,122
Boston Properties, Inc.	8,628	988
Brixmor Property Group, Inc.	9,883	211
Camden Property Trust	10,610	714
DCT Industrial Trust, Inc.	124,593	982
DDR Corp.	43,545	718
Douglas Emmett, Inc.	18,600	505
Duke Realty Corp.	35,400	597
EastGroup Properties, Inc.	2,397	151
Equity Lifestyle Properties, Inc.	6,646	270
Equity Residential	22,915	1,329
Essex Property Trust, Inc.	6,479	1,102
Extra Space Storage, Inc.	14,895	723
General Growth Properties, Inc.	54,019	1,188
HCP, Inc.	21,279	825
Health Care REIT, Inc.	2,681	160
Host Hotels & Resorts, Inc.	50,408	1,020
Kilroy Realty Corp.	17,225	1,009
Kimco Realty Corp.	25,185	551
LaSalle Hotel Properties	15,615	489
Liberty Property Trust	21,367	790
Macerich Co. (The)	17,173	1,070
Pebblebrook Hotel Trust	15,859	536
Prologis, Inc.	39,348	1,607
Public Storage	10,090	1,700
Simon Property Group, Inc.	17,431	2,859
SL Green Realty Corp.	3,786	381

	SHARES	VALUE

United States—continued
Tanger Factory Outlet Centers	19,900	$696
Ventas, Inc.	9,272	562

		25,405
TOTAL COMMON STOCKS (Identified Cost $37,665)		42,984
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $37,665)		42,984

SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Funds—0.7%
Fidelity Money Market Portfolio –Institutional Shares (Seven-day effective yield 0.090%)	311,861	312
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $312)		312
TOTAL INVESTMENTS—99.7% (Identified Cost $37,977)		43,296	(1)
Other assets and liabilities, net—0.3%		133

NET ASSETS—100.0%		$43,429

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

Country Weightings†
United States	59%
United Kingdom	7
Australia	6
France	5
Japan	5
Canada	4
Hong Kong	4
Other	10
Total	100%
† % of total investments as of March 31, 2014

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

19

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$42,984	$42,984	$0	(1)
Short-Term Investments	312	312	0	(1)

Total Investments	$43,296	$43,296	$0	(1)

(1)	Includes internally fair valued security currently priced at zero ($0).

There are no Level 2 (significant observable inputs) priced securities.

There were no transfer between Level 1 and Level 2 for the period.

See Notes to Financial Statements

20

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—95.6%

Consumer Discretionary—12.3%
Barrat Developments plc (United Kingdom)	30,532	$210
Compagnie Financiere Richemont SA Registered Shares (Switzerland)	3,687	352
Daimler AG Registered Shares (Germany)	400	38
Domino’s Pizza Group plc (United Kingdom)	18,672	172
Hermes International (France)	426	142
Luxottica Group SpA (Italy)	6,829	395
Naspers Ltd. Class N (South Africa)	1,355	149
Paddy Power plc (Ireland)(2)	3,592	285
Persimmon plc (United Kingdom)	6,521	146

		1,889

Consumer Staples—32.6%
Anheuser-Busch InBev N.V. (Belgium)	3,539	371
British American Tobacco plc (United Kingdom)	13,192	734
Diageo plc (United Kingdom)	14,848	461
L’Oreal S.A. (France)	1,801	297
Lindt & Spruengli AG (Switzerland)	37	183
Nestle S.A. Registered Shares (Switzerland)	6,799	512
Pernod-Ricard S.A. (France)	1,891	220
Philip Morris International, Inc. (United States)	7,516	615
Reckitt Benckiser Group plc (United Kingdom)	4,388	357
SABMiller plc (United Kingdom)	12,731	636
Unilever N.V. (Netherlands)	15,333	630

		5,016

Energy—2.9%
Core Laboratories N.V. (Netherlands)	2,220	441

Financials—7.9%
Countrywide plc (United Kingdom)	10,116	110
Reinet Investments SCA (Luxembourg)(2)	8,928	193
Svenska Handelsbanken AB Class A (Sweden)	4,067	204
UBS AG Registered Shares (Switzerland)	34,371	710

		1,217

Health Care—13.6%
Elekta AB (Sweden)	9,602	128
Essilor International SA (France)	2,570	259
Grifols SA (Spain)	5,428	297
Novartis AG Registered Shares (Switzerland)	1,603	136
Novo Nordisk A/S (Denmark)	13,200	601

	SHARES	VALUE

Health Care—continued
Novozymes A/S Class B (Denmark)	3,975	$175
Roche Holding AG (Switzerland)	1,623	487

		2,083

Industrials—15.1%
Airbus Group NV (United States)	1,885	135
Bureau Veritas SA (France)	15,969	490
DKSH Holding AG (Switzerland)(2)	3,582	285
Indutrade AB (Sweden)	4,191	200
Intertek Group plc (United Kingdom)	1,226	63
Legrand SA (France)	1,922	120
Rolls-Royce Holdings plc (United Kingdom)	18,667	334
SGS SA Registered Shares (Switzerland)	138	340
Zodiac Aerospace (France)	10,225	361

		2,328

Information Technology—4.9%
Accenture plc Class A (Ireland)	2,281	182
SAP AG (Germany)	3,533	286
Wirecard AG (Germany)	7,003	290

		758

Materials—6.3%
Air Liquide SA (France)	1,908	258
Fresnillo plc (United Kingdom)	22,550	317
Randgold Resources Ltd. (Jersey)	1,465	110
Randgold Resources Ltd. ADR (Jersey)	1,401	105
Sika AG (Switzerland)	42	171

		961
TOTAL COMMON STOCKS (Identified Cost $11,266)		14,693
TOTAL LONG TERM INVESTMENTS—95.6%
(Identified Cost $11,266)		14,693

SHORT-TERM INVESTMENTS—3.6%

Money Market Mutual Funds—3.6%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.090%)	555,571	556
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $556)		556
TOTAL INVESTMENTS—99.2% (Identified Cost $11,822)		15,249	(1)
Other assets and liabilities, net—0.8%		121

NET ASSETS—100.0%		$15,370

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United Kingdom	23%
Switzerland	21
France	14
United States	9
Netherlands	7
Denmark	5
Germany	4
Other	17
Total	100%
† % of total investments as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$14,693	$14,693
Short-Term Investments	556	556

Total Investments	$15,249	$15,249

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

21

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—93.8%

Consumer Discretionary—7.8%
Bridgestone Corp. (Japan)	6,800	$241
British Sky Broadcasting Group plc (United Kingdom)	10,500	160
Tata Motors Ltd. Sponsored ADR (India)	6,900	244

		645

Consumer Staples—5.2%
Koninklijke Ahold NV (Netherlands)	10,615	213
Svenska Cellulosa AB SCA B Shares (Sweden)	7,296	215

		428

Energy—12.0%
Cameco Corp. (Canada)	12,000	275
Canadian Natural Resources Ltd. (Canada)	5,650	217
EnCana Corp. (Canada)	12,400	265
Royal Dutch Shell plc (United Kingdom)	3,100	242

		999

Financials—22.0%
Aviva plc (United Kingdom)	28,746	228
AXA SA Sponsored ADR (France)	7,450	194
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR (Spain)	18,553	223
BNP Paribas SA (France)	2,853	220
Credit Agricole SA (France)	15,400	243
Daiwa Securities Group, Inc. (Japan)	23,750	207
ING Groep N.V. ADR (Netherlands)(2)	16,100	229
Intesa Sanpaolo SpA (Italy)	82,223	279

		1,823

Health Care—11.1%
H Lundbeck A/S Sponsored ADR (Denmark)	8,450	264
Shire plc ADR (United Kingdom)	1,450	215
Smith & Nephew plc Sponsored ADR (United Kingdom)	3,050	233

	SHARES	VALUE

Health Care—continued
Valeant Pharmaceuticals International, Inc. (Canada)(2)	1,600	$211

		923

Industrials—13.8%
Hitachi Ltd. (Japan)	31,350	231
Hutchison Whampoa Ltd. (Hong Kong)	17,200	228
Nidec Corp. (Japan)	3,500	213
Schneider Electric SA (France)	2,700	239
Siemens AG Sponsored ADR (Germany)	1,700	230

		1,141

Information Technology—6.1%
FUJIFILM Holdings Corp. (Japan)	9,000	242
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	13,300	266

		508

Materials—2.6%
CRH plc Sponsored ADR (Ireland)	7,700	217

Telecommunication Services—7.9%
Deutsche Telekom AG Registered Shares (Germany)	13,800	223
Nippon Telegraph & Telephone Corp. ADR (Japan)	9,700	264
Telecom Corporation of New Zealand Ltd. (New Zealand)	78,450	166

		653

Utilities—5.3%
Electricite de France (France)	5,650	224
GDF Suez (France)	8,000	219

		443
TOTAL COMMON STOCKS (Identified Cost $7,077)		7,780
TOTAL LONG TERM INVESTMENTS—93.8%
(Identified Cost $7,077)		7,780

	SHARES	VALUE

SHORT-TERM INVESTMENTS—8.7%

Money Market Mutual Funds—8.7%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.090%)	718,147	$718
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $718)		718
TOTAL INVESTMENTS—102.5%
(Identified Cost $7,795)		8,498	(1)
Other assets and liabilities, net—(2.5)%		(209)

NET ASSETS—100.0%		$8,289

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
Japan	17%
France	16
United Kingdom	13
Canada	11
United States	8
Germany	5
Netherlands	5
Other	25
Total	100%
† % of total investments as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$7,780	$7,780
Short-Term Investments	718	718

Total Investments	$8,498	$8,498

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

22

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Rights
Investments in Securities
Balance as of September 30, 2013	$18
Accrued discount/(premium)	—
Realized gain/(loss)	18
Change in unrealized appreciation/(depreciation)	(18)
Purchases	—
Sales	(18)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as March 31, 2014	$—

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Refer to the last paragraph under “Note 2A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

See Notes to Financial Statements

23

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.0%

Australia—14.4%
BGP Holdings plc(2)(3)(4)	588,920	$0
Dexus Property Group	1,436,115	1,412
GPT Group	260,000	882
Westfield Group	283,473	2,695
Westfield Retail Trust	322,173	890

		5,879

Canada—10.1%
Allied Properties Real Estate Investment Trust	42,615	1,330
Canadian Real Estate Investment Trust	17,495	714
First Capital Realty, Inc.	48,705	773
RioCan Real Estate Investment Trust	53,850	1,297

		4,114

Finland—1.7%
Citycon OYJ	200,320	712

France—10.2%
Fonciere Des Regions	5,260	487
Klepierre	10,056	450
Mercialys SA	10,000	210
Unibail-Rodamco SE	11,660	3,028

		4,175

Germany—5.0%
Deutsche Annington Immobilien Se(2)	21,942	626
LEG Immobilien AG	21,861	1,434

		2,060

Hong Kong—9.8%
Hang Lung Properties Ltd.	339,000	974
Hongkong Land Holdings Ltd.	131,100	848
Hysan Development Co. Ltd.	139,000	605
Link REIT (The)	323,441	1,591

		4,018

Italy—0.3%
Beni Stabili SpA	127,257	110

Japan—12.2%
AEON Mall Co., Ltd.	5,913	151
GLP J-REIT	771	776
Industrial & Infrastructure Fund Investment Corp.	47	387
Japan Prime Realty Investment Corp.	195	631
Japan Real Estate Investment Corp.	132	662
Kenedix Realty Investment Corp.	115	570
Nippon Building Fund, Inc.	140	731
Nippon Prologis REIT, Inc.	440	888
Tokyu REIT, Inc.	155	188

		4,984

	SHARES	VALUE

Mexico—2.2%
TF Administradora Industrial S de Rl de CV	451,852	$910

Netherlands—0.4%
Corio N.V.	3,812	174

Norway—1.5%
Norwegian Property ASA	498,600	604

Singapore—9.3%
CapitaMall Trust	599,650	901
CapitaRetail China Trust	835,868	930
Global Logistic Properties Ltd.	696,500	1,467
Mapletree Logistics Trust	583,544	485

		3,783

Sweden—1.9%
Castellum AB	46,866	779

United Kingdom—18.0%
Big Yellow Group plc	68,188	621
British Land Co. plc	111,305	1,214
Derwent London plc	11,046	499
Great Portland Estates plc	36,618	385
Hammerson plc	123,809	1,144
Land Securities Group plc	100,485	1,710
Safestore Holdings plc	237,876	940
SEGRO plc	151,057	835

		7,348
TOTAL COMMON STOCKS (Identified Cost $31,004)		39,650
TOTAL LONG TERM INVESTMENTS—97.0%
(Identified Cost $31,004)		39,650

SHORT-TERM INVESTMENTS—2.5%

Money Market Mutual Funds—2.5%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.090%)	1,035,636	1,036
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,036)		1,036
TOTAL INVESTMENTS—99.5% (Identified Cost $32,040)		40,686	(1)
Other assets and liabilities, net—0.5%		221

NET ASSETS—100.0%		$40,907

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

Country Weightings†
United Kingdom	18%
Australia	15
Japan	12
Canada	10
France	10
Hong Kong	10
Singapore	9
Other	16
Total	100%
† % of total investments as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$39,650	$39,650	$0	(1)
Short-Term Investments	1,036	1,036	0	(1)

Total Investments	$40,686	$40,686	$0	(1)

(1)	Includes internally fair valued security currently priced at zero $0.

There are no Level 2 (significant observable inputs) priced securities.

There were no transfer between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

24

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—89.7%

Consumer Discretionary—6.9%
Goldlion Holdings Ltd. (Hong Kong)	3,299,600	$1,532
Pico Far East Holdings Ltd. (Hong Kong)	3,048,576	884
Watts Co., Ltd. (Japan)	108,091	974

		3,390

Consumer Staples—9.6%
Compania Cervecerias Unidas S.A. (Chile)	132,986	1,491
Dongsuh Co., Inc. (South Korea)	33,288	494
Oldtown Bhd (Malaysia)	1,193,750	724
Premier Marketing PCL (Thailand)	6,037,000	1,601
Wawel SA (Poland)	940	424

		4,734

Energy—6.2%
Calfrac Well Services Ltd. (Canada)	27,400	872
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,941	811
TGS Nopec Geophysical Co., ASA (Norway)	42,000	1,377

		3,060

Financials—13.0%
ARA Asset Management Ltd. (Singapore)	1,121,760	1,645
Euler Hermes SA (France)	5,008	632
Euroz Ltd. (Australia)	1,380,867	1,601
Financiere Marc de Lacharriere (France)	2,132	164
Hiscox Ltd (Bermuda)	128,340	1,459
Korea Ratings Corp. (South Korea)	16,800	586
Rathbone Brothers plc (United Kingdom)	12,002	363

		6,450

Health Care—8.3%
Haw Par Corp. Ltd. (Singapore)	138,719	921
Nakanishi, Inc. (Japan)	21,500	686
Sirona Dental Systems, Inc. (United States)(2)	10,900	814
WIN-Partners Co., Ltd. (Japan)	163,010	1,676

		4,097

Industrials—23.1%
AIT Corp. (Japan)	316,000	2,333
Amadeus Fire AG (Germany)	2,485	217
ASR Holdings Ltd. (Hong Kong)	7,922,389	1,604
Clasquin (France)	9,707	365

	SHARES	VALUE

Industrials—continued
Freight Management Holdings Bhd (Malaysia)	701,312	$391
Richelieu Hardware Ltd. (Canada)	18,100	796
Riverstone Holdings Ltd. (Singapore)	2,952,000	1,901
Rotork plc (United Kingdom)	18,785	829
SMT Scharf AG (Germany)	18,667	490
Thermador Groupe (France)	10,339	1,132
Turk Traktor Ve Ziraat Makineleri AS (Turkey)	37,000	951
Vicom Ltd. (Singapore)	88,998	420

		11,429

Information Technology—9.5%
Bouvet Asa (Norway)	61,784	960
Domino Printing Sciences plc (United Kingdom)	32,200	422
Lumax International Corp., Ltd. (Taiwan)	630,000	1,589
MercadoLibre, Inc. (Argentina)	10,300	980
Pro-Ship, Inc. (Japan)	39,500	732

		4,683

Materials—13.1%
Corp. Moctezuma SAB de C.V. (Mexico)	124,474	361
Goodpack Ltd. (Singapore)	1,030,000	1,752
KPX Chemical Co., Ltd. (South Korea)	21,899	1,302
Rimoni Industries Ltd. (Israel)	126,663	943
Uyemura (C) & Co., Ltd. (Japan)	22,100	1,092
Victrex plc (United Kingdom)	31,000	1,038

		6,488
TOTAL COMMON STOCKS (Identified Cost $39,635)		44,331
TOTAL LONG TERM INVESTMENTS—89.7%
(Identified Cost $39,635)		44,331

SHORT-TERM INVESTMENTS—9.3%

Money Market Mutual Funds—9.3%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.090%)	4,574,721	4,575
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,575)		4,575
TOTAL INVESTMENTS—99.0% (Identified Cost $44,210)		48,906	(1)
Other assets and liabilities, net—1.0%		507

NET ASSETS—100.0%		$49,413

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
Japan	15%
Singapore	14
United States	11
Hong Kong	8
Norway	5
South Korea	5
United Kingdom	5
Other	37
Total	100%
† % of total investments as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$44,331	$44,331
Short-Term Investments	4,575	4,575

Total Investments	$48,906	$48,906

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

See Notes to Financial Statements

25

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Emerging Markets Debt Fund	Emerging Markets Equity Income Fund		Emerging Markets Small-Cap Fund

Assets
Investment in securities at value(1)	$28,165	$77,426		$2,979
Foreign currency at value(2)	—	40		—
Cash	1	—		—
Receivables
Investment securities sold	201	2,399		—
Fund shares sold	—	167		—
Receivable from adviser	—	—		6
Dividends and interest receivable	462	323		22
Tax reclaims	2	—	(3)	—	(3)
Prepaid expenses	14	16		1
Prepaid trustee retainer	— (3)	1		—	(3)

Total assets	28,845	80,372		3,008

Liabilities
Cash overdraft	—	177		—
Payables
Fund shares repurchased	2	103		—
Dividend distributions	1	—		—
Investment advisory fee	15	74		—
Distribution and service fees	1	1		—	(3)
Administration fee	3	8		—	(3)
Transfer agent fees and expenses	2	2		1
Trustees’ fees and expenses	—	—		—	(4)
Professional fees	22	20		13
Other accrued expenses	4	8		—

Total liabilities	50	393		14

Net Assets	$28,795	$79,979		$2,994

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$30,401	$79,840		$3,013
Accumulated undistributed net investment income (loss)	4	147		14
Accumulated undistributed net realized gain (loss)	(402)	(1,390)		(3)
Net unrealized appreciation (depreciation) on investments	(1,208)	1,382		(30)

Net Assets	$28,795	$79,979		$2,994

Class A
Net asset value (net assets/shares outstanding) per share	$9.60	$10.33		$9.93
Maximum offering price per share NAV/(1–4.75%)	$—	$—		$—
Maximum offering price per share NAV/(1–5.75%)	$—	$10.96		$10.54
Shares of beneficial interest outstanding, no par value, unlimited authorization	227,148	102,667		10,595
Net Assets	$2,181	$1,061		$105
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.59	$10.30		$9.91
Shares of beneficial interest outstanding, no par value, unlimited authorization	44,635	75,567		10,021
Net Assets	$428	$778		$99
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.59	$10.35		$9.94
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,730,307	7,550,053		280,703
Net Assets	$26,186	$78,140		$2,790

(1) Investment in securities at cost	$29,374	$76,047		$3,009
(2) Foreign currency at cost	$—	$40		$—
(3) Amount is less than $500.

See Notes to Financial Statements

26

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Global Commodities Stock Fund		Global Dividend Fund		Global Opportunities Fund

Assets
Investment in securities at value(1)(3)	$24,092		$140,303		$118,694
Foreign currency at value(2)	—		—		48
Cash	—		—		—
Receivables
Investment securities sold	766		245		351
Fund shares sold	400		122		7
Receivable from adviser	—		—		—
Dividends and interest receivable	30		151		426
Tax reclaims	—	(4)	81		72
Prepaid expenses	30		63		38
Prepaid trustee retainer	—	(4)	1		1

Total assets	25,318		140,966		119,637

Liabilities
Cash overdraft	—		—		—
Payables
Fund shares repurchased	29		2,094		37
Investment securities purchased	1,902		—		—
Collateral on securities loaned	—		—		—	(4)
Investment advisory fee	16		77		86
Distribution and service fees	—	(4)	30		21
Administration fee	2		14		12
Foreign capital gain taxes payable	—		—		22
Transfer agent fees and expenses	2		30		29
Trustees’ fee and expenses	—	(4)	—	(4)	—	(4)
Professional fee	20		18		20
Other accrued expenses	1		6		7

Total liabilities	1,972		2,269		234

Net Assets	$23,346		$138,697		$119,403

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$25,708		$113,539		$97,308
Accumulated undistributed net investment income (loss)	4		1,982		158
Accumulated undistributed net realized gain (loss)	(5,346)		(4,853)		(5,856)
Net unrealized appreciation (depreciation) on investments	2,980		28,029		27,793

Net Assets	$23,346		$138,697		$119,403

Class A
Net asset value (net assets/shares outstanding) per share	$8.98		$15.15		$11.89
Maximum offering price per share NAV/(1–5.75%)	$9.53		$16.07		$12.62
Shares of beneficial interest outstanding, no par value, unlimited authorization	69,365		3,686,775		6,973,442
Net Assets	$623		$55,872		$82,924
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$—		$10.56
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		—		71,451
Net Assets	$—		$—		$754
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$8.86		$15.11		$10.49
Shares of beneficial interest outstanding, no par value, unlimited authorization	44,270		1,389,508		311,030
Net Assets	$392		$20,996		$3,263
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.03		$15.16		$11.88
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,473,880		4,077,535		2,733,324
Net Assets	$22,331		$61,829		$32,462

(1) Investment in securities at cost	$21,108		$112,276		$90,885
(2) Foreign currency at cost	$—		$—		$46
(3) Market value of securities on loan	—		—		—	(4)
(4) Amount is less than $500.

See Notes to Financial Statements

27

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Global Real Estate Securities Fund		Greater European Opportunities Fund		International Equity Fund

Assets
Investment in securities at value(1)	$43,296		$15,249		$8,498
Foreign currency at value(2)	—		1		—
Receivables
Investment securities sold	241		—		—
Fund shares sold	102		76		55
Receivable from adviser	—		—		—
Dividends and interest receivable	153		57		35
Tax reclaims	8		22		36
Prepaid expenses	29		29		21
Prepaid trustee retainer	—	(3)	—	(3)	—	(3)

Total assets	43,829		15,434		8,645

Liabilities
Foreign currency overdraft	1
Payables
Fund shares repurchased	203		20		—	(3)
Investment securities purchased	132		9		330
Investment advisory fee	26		4		—	(3)
Distribution and service fees	6		3		1
Administration fee	4		2		1
Transfer agent fees and expenses	6		3		—	(3)
Trustees’ fee and expenses	—	(3)	—	(3)	—
Professional fee	19		20		21
Other accrued expenses	3		3		3
Unrealized depreciation on forward currency contracts	—		—	(3)	—

Total liabilities	400		64		356

Net Assets	$43,429		$15,370		$8,289

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$38,322		$11,989		$7,795
Accumulated undistributed net investment income (loss)	(385)		(18)		8
Accumulated undistributed net realized gain (loss)	173		(29)		(219)
Net unrealized appreciation (depreciation) on investments	5,319		3,428		705

Net Assets	$43,429		$15,370		$8,289

Class A
Net asset value (net assets/shares outstanding) per share	$24.34		$16.26		$11.13
Maximum offering price per share NAV/(1–5.75%)	$25.82		$17.25		$11.81
Shares of beneficial interest outstanding, no par value, unlimited authorization	663,746		744,666		321,488
Net Assets	$16,155		$12,105		$3,577
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$24.04		$16.07		$10.95
Shares of beneficial interest outstanding, no par value, unlimited authorization	149,385		64,170		48,126
Net Assets	$3,591		$1,031		$527
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$24.46		$16.30		$11.08
Shares of beneficial interest outstanding, no par value, unlimited authorization	968,345		137,028		377,698
Net Assets	$23,683		$2,234		$4,185

(1) Investment in securities at cost	$37,977		$11,822		$7,795
(2) Foreign currency at cost	$—		$1		$—
(3) Amount is less than $500.

See Notes to Financial Statements

28

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	International Real Estate Securities Fund		International Small-Cap Fund

Assets
Investment in securities at value(1)(3)	$40,686		$48,906
Receivables
Investment securities sold	242		152
Fund shares sold	87		645
Dividends and interest receivable	176		345
Tax reclaims	19		3
Prepaid expenses	22		15
Prepaid trustee retainer	—	(2)	—	(2)

Total assets	41,232		50,066

Liabilities
Foreign currency overdraft	—		152
Payables
Fund shares repurchased	50		—
Investment securities purchased	211		435
Investment advisory fee	27		38
Distribution and service fees	4		1
Administration fee	4		5
Transfer agent fees and expenses	7		3
Trustees’ fee and expenses	—	(2)	—
Professional fee	19		19
Other accrued expenses	3		—	(2)

Total liabilities	325		653

Net Assets	$40,907		$49,413

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$44,172		$44,157
Accumulated undistributed net investment income (loss)	(1,990)		180
Accumulated undistributed net realized gain (loss)	(9,921)		381
Net unrealized appreciation (depreciation) on investments	8,646		4,695

Net Assets	$40,907		$49,413

Class A
Net asset value (net assets/shares outstanding) per share	$6.77		$14.16
Maximum offering price per share NAV/(1–5.75%)	$7.18		$15.02
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,469,434		163,589
Net Assets	$9,943		$2,316
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$6.74		$14.09
Shares of beneficial interest outstanding, no par value, unlimited authorization	306,248		79,616
Net Assets	$2,065		$1,121
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$6.76		$14.18
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,272,054		3,242,345
Net Assets	$28,899		$45,976

(1) Investment in securities at cost	$32,040		$44,210
(2) Amount is less than $500.

See Notes to Financial Statements

29

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	Emerging Markets Debt Fund	Emerging Markets Equity Income Fund	Emerging Markets Small-Cap Fund(2)

Investment Income
Dividends	$1	$624	$39
Interest	906	— (1)	—
Foreign taxes withheld	(1)	(92)	(3)

Total investment income	906	532	36

Expenses
Investment advisory fees	105	256	10
Service fees, Class A	3	1	— (1)
Distribution and service fees, Class C	2	3	— (1)
Administration fees	17	29	1
Transfer agent fee and expenses	8	13	1
Registration fees	26	27	13
Printing fees and expenses	6	5	1
Custodian fees	1	19	3
Professional fees	18	16	13
Trustees’ fee and expenses	1	— (1)	— (1)
Miscellaneous expenses	1	1	1

Total expenses	188	370	43
Less expenses reimbursed and/or waived by investment adviser	(29)	(1)	(29)

Net expenses	159	369	14

Net investment income (loss)	747	163	22

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(277)	(1,247)	(9)
Net realized gain (loss) on foreign currency transactions	(3)	15	6
Net change in unrealized appreciation (depreciation) on investments	790	997	(30)
Net change in unrealized appreciation (depreciation) on foreign currency translation	1	5	— (1)

Net gain (loss) on investments	511	(230)	(33)

Net increase (decrease) in net assets resulting from operations	$1,258	$(67)	$(11)

(1) Amount is less than $500.

(2) From inception date December 17, 2013.

See Notes to Financial Statements

30

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	Global Commodities Stock Fund	Global Dividend Fund		Global Opportunities Fund

Investment Income
Dividends	$196	$5,638		$1,112
Interest	— (1)	—	(1)	— (1)
Security lending	—	—		4
Foreign taxes withheld	(13)	(140)		(41)

Total investment income	183	5,498		1,075

Expenses
Investment advisory fees	126	457		492
Service fees, Class A	1	70		101
Distribution and service fees, Class B	—	—		4
Distribution and service fees, Class C	2	96		16
Administration fees	15	86		71
Transfer agent fee and expenses	6	99		69
Registration fees	17	44		21
Printing fees and expenses	2	9		8
Custodian fees	4	8		7
Professional fees	16	15		18
Trustees’ fee and expenses	1	3		2
Miscellaneous expenses	2	4		4

Total expenses	192	891		813
Less expenses reimbursed and/or waived by investment adviser	(13)	—		—
Plus expenses recaptured by investment adviser	—	—		25 (2)

Net expenses	179	891		838

Net investment income (loss)	4	4,607		237

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(788)	6,892		1,846
Net realized gain (loss) on foreign currency transactions	(4)	4		7
Net change in unrealized appreciation (depreciation) on investments	815	2,886		6,806
Net change in unrealized appreciation (depreciation) on foreign currency translation	(3)	—	(1)	(1)
Net change in foreign taxes on unrealized capital gains	—	—		(9)

Net gain (loss) on investments	20	9,782		8,649

Net increase (decrease) in net assets resulting from operations	$24	$14,389		$8,886

(1) Amount is less than $500.

(2) See Note 3D in the Notes to Financial Statements.

See Notes to Financial Statements

31

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	Global Real Estate Securities Fund	Greater European Opportunities Fund		International Equity Fund

Investment Income
Dividends	$665	$156		$61
Interest	— (1)	—	(1)	—	(1)
Foreign taxes withheld	(30)	(10)		(4)

Total investment income	635	146		57

Expenses
Investment advisory fees	185	70		26
Service fees, Class A	19	17		3
Distribution and service fees, Class C	17	5		2
Administration fees	26	10		4
Transfer agent fee and expenses	28	11		2
Registration fees	20	18		17
Printing fees and expenses	3	1		—	(1)
Custodian fees	3	4		4
Professional fees	15	17		17
Trustees’ fee and expenses	1	—	(1)	—	(1)
Miscellaneous expenses	2	—	(1)	2

Total expenses	319	153		77
Less expenses reimbursed and/or waived by investment adviser	(33)	(34)		(35)

Net expenses	286	119		42

Net investment income (loss)	349	27		15

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	340	45		(127)
Net realized gain (loss) on foreign currency transactions	(1)	(3)		—	(1)
Net change in unrealized appreciation (depreciation) on investments	2,490	664		563
Net change in unrealized appreciation (depreciation) on foreign currency translation	(1)	—	(1)	—	(1)

Net gain (loss) on investments	2,828	706		436

Net increase (decrease) in net assets resulting from operations	$3,177	$733		$451

(1) Amount is less than $500.

See Notes to Financial Statements

32

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	International Real Estate Securities Fund	International Small-Cap Fund

Investment Income
Dividends	$761	$520
Interest	—	— (1)
Foreign taxes withheld	(67)	(42)

Total investment income	694	478

Expenses
Investment advisory fees	206	174
Service fees, Class A	12	1
Distribution and service fees, Class C	10	4
Administration fees	25	21
Transfer agent fee and expenses	28	13
Registration fees	20	27
Printing fees and expenses	3	2
Custodian fees	4	8
Professional fees	15	15
Trustees’ fee and expenses	1	— (1)
Miscellaneous expenses	2	1

Total expenses	326	266
Less expenses reimbursed and/or waived by investment adviser	(46)	(27)

Net expenses	280	239

Net investment income (loss)	414	239

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	961	393
Net realized gain (loss) on foreign currency transactions	(1)	(3)
Net change in unrealized appreciation (depreciation) on investments	270	2,636
Net change in unrealized appreciation (depreciation) on foreign currency translation	(2)	(1)

Net gain (loss) on investments	1,228	3,025

Net increase (decrease) in net assets resulting from operations	$1,642	$3,264

(1) Amount is less than $500.

See Notes to Financial Statements

33

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Emerging Markets Debt Fund		Emerging Markets Equity Income Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited	Year Ended September 30, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$747	$1,391	$163	$180
Net realized gain (loss)	(280)	(114)	(1,232)	(114)
Net change in unrealized appreciation (depreciation)	791	(2,192)	1,002	140

Increase (decrease) in net assets resulting from operations	1,258	(915)	(67)	206

From Distributions to Shareholders
Net investment income, Class A	(68)	(97)	(14)	(7)
Net investment income, Class C	(8)	(8)	(5)	— (1)
Net investment income, Class I	(687)	(1,277)	(123)	(49)
Net realized short-term gains, Class A	—	(1)	—	(2)
Net realized short-term gains, Class C	—	— (1)	—	(3)
Net realized short-term gains, Class I	—	(41)	—	(91)

Decrease in net assets from distributions to shareholders	(763)	(1,424)	(142)	(152)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(1,054)	3,657	261	730
Change in net assets from share transactions, Class C	46	296	364	311
Change in net assets from share transactions, Class I	1,048	1,399	69,661	3,513

Increase (decrease) in net assets from share transactions	40	5,352	70,286	4,554

Net increase (decrease) in net assets	535	3,013	70,077	4,608

Net Assets
Beginning of period	28,260	25,247	9,902	5,294

End of period	$28,795	$28,260	$79,979	$9,902

Accumulated undistributed net investment income (loss) at end of period	$4	$20	$147	$126

(1) Amount is less than $500.

See Notes to Financial Statements

34

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Emerging Markets Small-Cap Fund	Global Commodities Stock Fund
	From inception December 17, 2013 to March 31, 2014 (Unaudited)	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$22	$4	$39
Net realized gain (loss)	(3)	(792)	(2,131)
Net change in unrealized appreciation (depreciation)	(30)	812	(308)

Increase (decrease) in net assets resulting from operations	(11)	24	(2,400)

From Distributions to Shareholders
Net investment income, Class A	(1)	—	(22)
Net investment income, Class C	— (1)	—	(2)
Net investment income, Class I	(7)	—	(411)

Decrease in net assets from distributions to shareholders	(8)	—	(435)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	106	91	(257)
Change in net assets from share transactions, Class C	100	91	202
Change in net assets from share transactions, Class I	2,807	(6,294)	12,613

Increase (decrease) in net assets from share transactions	3,013	(6,112)	12,558

Net increase (decrease) in net assets	2,994	(6,088)	9,723

Net Assets
Beginning of period	—	29,434	19,711

End of period	$2,994	$23,346	$29,434

Accumulated undistributed net investment income (loss) at end of period	$14	$4	$—

(1) Amount is less than $500.

See Notes to Financial Statements

35

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Global Dividend Fund		Global Opportunities Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$4,607	$3,224	$237	$778
Net realized gain (loss)	6,896	2,466	1,853	9,746
Net change in unrealized appreciation (depreciation)	2,886	6,669	6,796	1,373

Increase (decrease) in net assets resulting from operations	14,389	12,359	8,886	11,897

From Distributions to Shareholders
Net investment income, Class A	(1,063)	(1,244)	(443)	(224)
Net investment income, Class C	(305)	(277)	(3)	—
Net investment income, Class I	(1,258)	(1,726)	(244)	(143)

Decrease in net assets from distributions to shareholders	(2,626)	(3,247)	(690)	(367)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(2,167)	13,393	(1,258)	(1,519)
Change in net assets from share transactions, Class B	—	—	(99)	(353)
Change in net assets from share transactions, Class C	1,423	7,823	72	1,040
Change in net assets from share transactions, Class I	(14,130)	17,186	757	3,080

Increase (decrease) in net assets from share transactions	(14,874)	38,402	(528)	2,248

Net increase (decrease) in net assets	(3,111)	47,514	7,668	13,778

Net Assets
Beginning of period	141,808	94,294	111,735	97,957

End of period	$138,697	$141,808	$119,403	$111,735

Accumulated undistributed net investment income (loss) at end of period	$1,982	$1	$157	$611

See Notes to Financial Statements

36

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Global Real Estate Securities Fund		Greater European Opportunities Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$349	$558	$27	$91
Net realized gain (loss)	339	378	42	420
Net change in unrealized appreciation (depreciation)	2,489	255	664	1,048

Increase (decrease) in net assets resulting from operations	3,177	1,191	733	1,559

From Distributions to Shareholders
Net investment income, Class A	(230)	(293)	(50)	(58)
Net investment income, Class C	(29)	(50)	(2)	(1)
Net investment income, Class I	(440)	(419)	(12)	(34)
Net realized short-term gains, Class A	(21)	—	(199)	(9)
Net realized short-term gains, Class C	(5)	—	(14)	— (1)
Net realized short-term gains, Class I	(34)	—	(31)	(5)
Net realized long-term gains, Class A	(86)	—	(125)	(202)
Net realized long-term gains, Class C	(20)	—	(9)	(6)
Net realized long-term gains, Class I	(143)	—	(19)	(100)

Decrease in net assets from distributions to shareholders	(1,008)	(762)	(461)	(415)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	68	6,449	(1,538)	5,895
Change in net assets from share transactions, Class B	—	—	—	—
Change in net assets from share transactions, Class C	(148)	2,172	402	383
Change in net assets from share transactions, Class I	(2,843)	13,019	276	1,681

Increase (decrease) in net assets from share transactions	(2,923)	21,640	(860)	7,959

Net increase (decrease) in net assets	(754)	22,069	(588)	9,103

Net Assets
Beginning of period	44,183	22,114	15,958	6,855

End of period	$43,429	$44,183	$15,370	$15,958

Accumulated undistributed net investment income (loss) at end of period	$(385)	$(35)	$(18)	$19

(1) Amount is less than $500.

See Notes to Financial Statements

37

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	International Equity Fund			International Real Estate Securities Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013		Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$15	$448		$414	$888
Net realized gain (loss)	(127)	4,095		960	684
Net change in unrealized appreciation (depreciation)	563	(1,309)		268	1,368

Increase (decrease) in net assets resulting from operations	451	3,234		1,642	2,940

From Distributions to Shareholders
Net investment income, Class A	(49)	(4)		(188)	(406)
Net investment income, Class C	(4)	(2)		(27)	(119)
Net investment income, Class I	(51)	(664)		(696)	(2,099)
Net realized short-term gains, Class A	(46)	(6)		—	—
Net realized short-term gains, Class C	(4)	(4)		—	—
Net realized short-term gains, Class I	(47)	(813)		—	—
Net realized long-term gains, Class A	—	(17)		—	—
Net realized long-term gains, Class C	—	(13)		—	—
Net realized long-term gains, Class I	—	(2,568)		—	—

Decrease in net assets from distributions to shareholders	(201)	(4,091)		(911)	(2,624)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	3,345	(19)		(521)	6,221
Change in net assets from share transactions, Class C	389	15		100	371
Change in net assets from share transactions, Class I	1,826	(23,366)		(1,547)	1,694

Increase (decrease) in net assets from share transactions	5,560	(23,370)		(1,968)	8,286

Net increase (decrease) in net assets	5,810	(24,227	)(1)	(1,237)	8,602

Net Assets
Beginning of period	2,479	26,706		42,144	33,542

End of period	$8,289	$2,479		$40,907	$42,144

Accumulated undistributed net investment income (loss) at end of period	$8	$97		$(1,990)	$(1,493)

(1) See Note 11 in the Notes to Financial Statements.

See Notes to Financial Statements

38

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	International Small-Cap Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$239	$269
Net realized gain (loss)	390	329
Net change in unrealized appreciation (depreciation)	2,635	2,039

Increase (decrease) in net assets resulting from operations	3,264	2,637

From Distributions to Shareholders
Net investment income, Class A	(5)	(2)
Net investment income, Class C	(4)	(1)
Net investment income, Class I	(229)	(95)
Net realized short-term gains, Class A	(8)	— (1)
Net realized short-term gains, Class C	(9)	— (1)
Net realized short-term gains, Class I	(316)	(4)

Decrease in net assets from distributions to shareholders	(571)	(102)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	1,840	251
Change in net assets from share transactions, Class C	692	222
Change in net assets from share transactions, Class I	25,288	12,850

Increase (decrease) in net assets from share transactions	27,820	13,323

Net increase (decrease) in net assets	30,513	15,858

Net Assets
Beginning of period	18,900	3,042

End of period	$49,413	$18,900

Accumulated undistributed net investment income (loss) at end of period	$180	$179

(1) Amount is less than $500.

See Notes to Financial Statements

39

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbu rsements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Emerging Markets
Debt Fund
Class A
10/1/13 to 3/31/14(11)	$9.43	0.24	0.18	0.42	(0.25)	—	(0.25)	0.17	$9.60	4.48	%(4)	$2,181	1.35	%(3)	1.56	%(3)	5.08	%(3)	25	%(4)
10/1/12 to 9/30/13	10.09	0.48	(0.64)	(0.16)	(0.48)	(0.02)	(0.50)	(0.66)	9.43	(1.94)		3,200	1.35		1.55%		4.92%		60%
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	0.09	10.09	0.90	(4)	101	1.35	(3)	3.49	(3)	3.35	(3)	13	(4)

Class C
10/1/13 to 3/31/14(11)	$9.42	0.21	0.17	0.38	(0.21)	—	(0.21)	0.17	$9.59	4.10	%(4)	$428	2.10	%(3)	2.31	%(3)	4.38	%(3)	25	%(4)
10/1/12 to 9/30/13	10.09	0.41	(0.66)	(0.25)	(0.40)	(0.02)	(0.42)	(0.67)	9.42	(2.68)%		374	2.10		2.32		4.11		60
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	0.09	10.09	0.90	(4)	110	2.10	(3)	4.26	(3)	2.63	(3)	13	(4)

Class I
10/1/13 to 3/31/14(11)	$9.42	0.25	0.18	0.43	(0.26)	—	(0.26)	0.17	$9.59	4.61	%(4)	$26,186	1.10	%(3)	1.31	%(3)	5.35	%(3)	25	%(4)
10/1/12 to 9/30/13	10.10	0.50	(0.66)	(0.16)	(0.50)	(0.02)	(0.52)	(0.68)	9.42	(1.80)		24,686	1.10		1.33		4.99		60
9/5/12(6) to 9/30/12	10.00	0.02	0.08	0.10	—	—	—	0.10	10.10	1.00	(4)	25,036	1.10	(3)	3.24	(3)	3.61	(3)	13	(4)
Emerging Markets
Equity Income Fund
Class A
10/1/13 to 3/31/14(11)	$10.57	0.01	(0.11)	(0.10)	(0.14)	—	(0.14)	(0.24)	$10.33	(0.94	)%(4)	$1,061	1.75	%(3)	2.15	%(3)	0.22	%(3)	42	%(4)
10/1/12 to 9/30/13	10.59	0.31	(0.07)	0.24	(0.07)	(0.19)	(0.26)	(0.02)	10.57	2.19		830	1.75		2.90		3.00		100
9/5/12(6) to 9/30/12	10.00	(0.01)	0.60	0.59	—	—	—	0.59	10.59	5.90	(4)	106	1.75	(3)	10.28	(3)	(0.78	)(3)	37	(4)

Class C
10/1/13 to 3/31/14(11)	$10.54	(0.02)	(0.11)	(0.13)	(0.11)	—	(0.11)	(0.24)	$10.30	(1.25	)%(4)	$778	2.50	%(3)	2.82	%(3)	(0.43	)%(3)	42	%(4)
10/1/12 to 9/30/13	10.58	0.20	(0.03)	0.17	(0.02)	(0.19)	(0.21)	(0.04)	10.54	1.48		417	2.50		3.77		1.89		100
9/5/12(6) to 9/30/12	10.00	(0.01)	0.59	0.58	—	—	—	0.58	10.58	5.80	(4)	106	2.50	(3)	11.03	(3)	(1.54	)(3)	37	(4)

Class I
10/1/13 to 3/31/14(11)	$10.58	0.03	(0.11)	(0.08)	(0.15)	—	(0.15)	(0.23)	$10.35	(0.73	)%(4)	$78,140	1.50	%(3)	1.49	%(3)	0.69	%(3)	42	%(4)
10/1/12 to 9/30/13	10.59	0.27	(0.01)	0.26	(0.08)	(0.19)	(0.27)	(0.01)	10.58	2.39		8,655	1.50		2.87		2.56		100
9/5/12(6) to 9/30/12	10.00	— (5)	0.59	0.59	—	—	—	0.59	10.59	5.90	(4)	5,082	1.50	(3)	10.03	(3)	(0.54	)(3)	37	(4)
Emerging Market
Small-Cap Fund
Class A
12/17/13(6) to 3/31/14(11)	$10.00	0.02	(0.07)	(0.05)	(0.02)	—	(0.02)	(0.07)	$9.93	(0.46	)%(4)	$105	1.85	%(3)	5.44	%(3)	0.69	%(3)	29	%(4)

Class C
12/17/13(6) to 3/31/14(11)	$10.00	(0.02)	(0.05)	(0.07)	(0.02)	—	(0.02)	(0.09)	$9.91	(0.69	)%(4)	$99	2.60	%(3)	6.18	%(3)	(0.86	)%(3)	29	%(4)

Class I
12/17/13(6) to 3/31/14(11)	$10.00	0.03	(0.06)	(0.03)	(0.03)	—	(0.03)	(0.06)	$9.94	(0.35	)%(4)	$2,790	1.60	%(3)	5.18	%(3)	1.14	%(3)	29	%(4)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

40

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Commodities
Stock Fund
Class A
10/1/13 to 3/31/14(11)	$8.94	(0.01)	0.05	0.04	—	—	—	0.04	$8.98	0.45	%(4)	$623	1.65	%(3)	1.77	%(3)	(0.16	)%(3)	81	%(4)
10/1/12 to 9/30/13	9.96	(0.01)	(0.84)	(0.85)	(0.17)	—	(0.17)	(1.02)	8.94	(8.61)		530	1.65		1.87		(0.07)		132
10/1/11 to 9/30/12	8.16	— (5)	1.82	1.82	(0.02)	—	(0.02)	1.80	9.96	22.30		936	1.65		1.91		(0.03)		96
3/15/11(6) to 9/30/11	10.00	(0.01)	(1.83)	(1.84)	—	—	—	(1.84)	8.16	(18.40	)(4)	204	1.65	(3)	5.40	(3)	(0.14	)(3)	32	(4)

Class C
10/1/13 to 3/31/14(11)	$8.85	(0.04)	0.05	0.01	—	—	—	0.01	$8.86	0.11	%(4)	$392	2.40	%(3)	2.52	%(3)	(0.91	)%(3)	81	%(4)
10/1/12 to 9/30/13	9.87	(0.08)	(0.82)	(0.90)	(0.12)	—	(0.12)	(1.02)	8.85	(9.14)		300	2.40		2.62		(0.84)		132
10/1/11 to 9/30/12	8.13	(0.08)	1.82	1.74	—	—	—	1.74	9.87	21.40		117	2.40		2.60		(0.86)		96
3/15/11(6) to 9/30/11	10.00	(0.05)	(1.82)	(1.87)	—	—	—	(1.87)	8.13	(18.70	)(4)	99	2.40	(3)	6.73	(3)	(0.90	)(3)	32	(4)

Class I
10/1/13 to 3/31/14(11)	$8.97	— (5)	0.06	0.06	—	—	—	0.06	$9.03	0.67	%(4)	$22,331	1.40	%(3)	1.51	%(3)	0.05	%(3)	81	%(4)
10/1/12 to 9/30/13	9.98	0.02	(0.84)	(0.82)	(0.19)	—	(0.19)	(1.01)	8.97	(8.34)		28,604	1.40		1.62		0.18		132
10/1/11 to 9/30/12	8.17	0.01	1.84	1.85	(0.04)	—	(0.04)	1.81	9.98	22.67		18,658	1.40		1.59		0.14		96
3/15/11(6) to 9/30/11	10.00	0.01	(1.84)	(1.83)	—	—	—	(1.83)	8.17	(18.30	)(4)	15,692	1.40	(3)	2.92	(3)	0.14	(3)	32	(4)
Global Dividend
Fund
Class A
10/1/13 to 3/31/14(11)	$13.94	0.49	1.00	1.49	(0.28)	—	(0.28)	1.21	$15.15	10.74	%(4)	$55,872	1.28	%(3)	1.28	%(3)	6.73	%(3)	10	%(4)
10/1/12 to 9/30/13	12.88	0.35	1.05	1.40	(0.34)	—	(0.34)	1.06	13.94	11.05		53,354	1.28		1.28		2.62		14
10/1/11 to 9/30/12	10.97	0.31	1.95	2.26	(0.35)	—	(0.35)	1.91	12.88	20.80		36,347	1.32		1.32		2.59		21
10/1/10 to 9/30/11	10.71	0.33	0.25	0.58	(0.32)	—	(0.32)	0.26	10.97	5.40		23,120	1.34		1.34		2.89		16
10/1/09 to 9/30/10	9.97	0.26	0.77	1.03	(0.29)	—	(0.29)	0.74	10.71	10.48		24,794	1.33		1.33		2.51		22
10/1/08 to 9/30/09	10.91	0.31	(0.87)	(0.56)	(0.30)	(0.08)	(0.38)	(0.94)	9.97	(4.76)		77,049	1.31		1.33		3.50		46

Class C
10/1/13 to 3/31/14(11)	$13.90	0.44	1.00	1.44	(0.23)	—	(0.23)	1.21	$15.11	10.38	%(4)	$20,996	2.03	%(3)	2.03	%(3)	6.03	%(3)	10	%(4)
10/1/12 to 9/30/13	12.85	0.25	1.05	1.30	(0.25)	—	(0.25)	1.05	13.90	10.23		17,969	2.03		2.03		1.85		14
10/1/11 to 9/30/12	10.95	0.23	1.93	2.16	(0.26)	—	(0.26)	1.90	12.85	19.97		9,117	2.07		2.07		1.88		21
10/1/10 to 9/30/11	10.69	0.24	0.26	0.50	(0.24)	—	(0.24)	0.26	10.95	4.51		6,138	2.09		2.09		2.11		16
10/1/09 to 9/30/10	9.95	0.20	0.75	0.95	(0.21)	—	(0.21)	0.74	10.69	9.70		7,160	2.10		2.10		1.98		22
10/1/08 to 9/30/09	10.89	0.26	(0.89)	(0.63)	(0.23)	(0.08)	(0.31)	(0.94)	9.95	(5.49)		6,188	2.09		2.10		2.85		46

Class I
10/1/13 to 3/31/14(11)	$13.94	0.47	1.05	1.52	(0.30)	—	(0.30)	1.22	$15.16	10.94	%(4)	$61,829	1.03	%(3)	1.03	%(3)	6.55	%(3)	10	%(4)
10/1/12 to 9/30/13	12.89	0.39	1.04	1.43	(0.38)	—	(0.38)	1.05	13.94	11.23		70,485	1.03		1.03		2.86		14
10/1/11 to 9/30/12	10.97	0.35	1.95	2.30	(0.38)	—	(0.38)	1.92	12.89	21.19		48,830	1.07		1.07		2.85		21
10/1/10 to 9/30/11	10.72	0.36	0.24	0.60	(0.35)	—	(0.35)	0.25	10.97	5.56		33,865	1.09		1.09		3.16		16
10/1/09 to 9/30/10	9.96	0.31	0.76	1.07	(0.31)	—	(0.31)	0.76	10.72	10.96		37,094	1.10		1.10		3.04		22
10/1/08 to 9/30/09	10.90	0.34	(0.87)	(0.53)	(0.33)	(0.08)	(0.41)	(0.94)	9.96	(4.54)		344	1.09		1.10		3.80		46
The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

41

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Opportunities
Fund
Class A
10/1/13 to 3/31/14(11)	$11.07	0.02	0.86	0.88	(0.06)	—	(0.06)	0.82	$11.89	8.00	%(4)	$82,924	1.49	%(3)	—	%(3)(10)	0.36	%(3)	20	%(4)
10/1/12 to 9/30/13	9.91	0.07	1.12	1.19	(0.03)	—	(0.03)	1.16	11.07	12.05		78,434	1.55		1.50		0.69		61
10/1/11 to 9/30/12	7.91	0.05	1.99	2.04	(0.04)	—	(0.04)	2.00	9.91	25.80		71,592	1.55		1.55		0.53		73
10/1/10 to 9/30/11	7.79	0.05	0.15	0.20	(0.08)	—	(0.08)	0.12	7.91	2.54		54,916	1.55		1.67		0.65		56
10/1/09 to 9/30/10	6.67	0.09	1.11	1.20	(0.08)	—	(0.08)	1.12	7.79	18.09		59,088	1.57	(7)	1.66		1.21		78
10/1/08 to 9/30/09	7.82	0.07	(1.14)	(1.07)	(0.08)	—	(0.08)	(1.15)	6.67	(13.53)		53,644	1.86		1.86		1.16		168

Class B
10/1/13 to 3/31/14(11)	$9.81	(0.02)	0.77	0.75	—	—	—	0.75	$10.56	7.65	%(4)	$754	2.24	%(3)	—	%(3)(10)	(0.43	)%(3)	20	%(4)
10/1/12 to 9/30/13	8.82	(0.01)	1.00	0.99	—	—	—	0.99	9.81	11.22		798	2.30		2.25		(0.10)		61
10/1/11 to 9/30/12	7.06	(0.02)	1.78	1.76	—	—	—	1.76	8.82	24.93		1,048	2.30		2.30		(0.28)		73
10/1/10 to 9/30/11	6.97	(0.01)	0.13	0.12	(0.03)	—	(0.03)	0.09	7.06	1.76		915	2.30		2.42		(0.14)		56
10/1/09 to 9/30/10	6.00	0.03	0.99	1.02	(0.05)	—	(0.05)	0.97	6.97	17.09		1,294	2.32	(7)	2.41		0.43		78
10/1/08 to 9/30/09	7.06	0.02	(1.02)	(1.00)	(0.06)	—	(0.06)	(1.06)	6.00	(14.10)		1,369	2.61		2.61		0.35		168

Class C
10/1/13 to 3/31/14(11)	$9.76	(0.02)	0.76	0.74	(0.01)	—	(0.01)	0.73	$10.49	7.58	%(4)	$3,263	2.24	%(3)	—	%(3)(10)	(0.37	)%(3)	20	%(4)
10/1/12 to 9/30/13	8.77	—	0.99	0.99	—	—	—	0.99	9.76	11.29		2,963	2.30		2.24		(0.03)		61
10/1/11 to 9/30/12	7.02	(0.02)	1.77	1.75	—	—	—	1.75	8.77	24.93		1,700	2.30		2.30		(0.25)		73
10/1/10 to 9/30/11	6.93	(0.01)	0.13	0.12	(0.03)	—	(0.03)	0.09	7.02	1.77		813	2.30		2.42		(0.11)		56
10/1/09 to 9/30/10	5.97	0.03	0.98	1.01	(0.05)	—	(0.05)	0.96	6.93	17.01		806	2.32	(7)	2.41		0.48		78
10/1/08 to 9/30/09	7.03	0.02	(1.02)	(1.00)	(0.06)	—	(0.06)	(1.06)	5.97	(14.16)		776	2.62		2.62		0.37		168
Class I
10/1/13 to 3/31/14(11)	$11.07	0.04	0.86	0.90	(0.09)	—	(0.09)	0.81	$11.88	8.17	%(4)	$32,462	1.24	%(3)	—	%(3)(10)	0.63	%(3)	20	%(4)
10/1/12 to 9/30/13	9.91	0.10	1.12	1.22	(0.06)	—	(0.06)	1.16	11.07	12.36		29,540	1.30		1.30		0.94		61
8/8/12(6) to 9/30/12	9.38	— (5)	0.53	0.53	—	—	—	0.53	9.91	5.54	(4)	23,617	1.30	(3)	1.30	(3)	0.02	(3)	73	(4)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

42

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Real Estate
Securities Fund
Class A
10/1/13 to 3/31/14(11)	$23.14	0.18	1.55	1.73	(0.36)	(0.17)	(0.53)	1.20	$24.34	7.65	%(4)	$16,155	1.40	%(3)	1.55	%(3)	1.54	%(3)	13	%(4)
10/1/12 to 9/30/13	22.40	0.35	1.09	1.44	(0.70)	—	(0.70)	0.74	23.14	6.48		15,306	1.40		1.66		1.51		18
10/1/11 to 9/30/12	17.78	0.33	4.77	5.10	(0.11)	(0.37)	(0.48)	4.62	22.40	29.21		8,695	1.40		2.37		1.61		31
10/1/10 to 9/30/11	19.84	0.50	(0.90)	(0.40)	(1.01)	(0.65)	(1.66)	(2.06)	17.78	(2.57)		5,275	1.40		3.16		2.48		41
10/1/09 to 9/30/10	18.33	0.40	3.31	3.71	(1.55)	(0.65)	(2.20)	1.51	19.84	22.42		2,492	1.40		4.07		2.21		28
3/2/09(6) to 9/30/09	10.00	0.30	8.03	8.33	—	—	—	8.33	18.33	83.30	(4)	1,586	1.40	(3)	9.62	(3)	3.68	(3)	29	(4)

Class C
10/1/13 to 3/31/14(11)	$22.78	0.09	1.53	1.62	(0.19)	(0.17)	(0.36)	1.26	$24.04	7.25	%(4)	$3,591	2.15	%(3)	2.30	%(3)	0.77	%(3)	13	%(4)
10/1/12 to 9/30/13	22.14	0.18	1.08	1.26	(0.62)	—	(0.62)	0.64	22.78	5.70		3,545	2.15		2.41		0.80		18
10/1/11 to 9/30/12	17.65	0.17	4.72	4.89	(0.03)	(0.37)	(0.40)	4.49	22.14	28.18		1,356	2.15		3.11		0.83		31
10/1/10 to 9/30/11	19.67	0.35	(0.88)	(0.53)	(0.84)	(0.65)	(1.49)	(2.02)	17.65	(3.25)		486	2.15		3.91		1.73		41
10/1/09 to 9/30/10	18.25	0.27	3.29	3.56	(1.49)	(0.65)	(2.14)	1.42	19.67	21.55		262	2.15		4.83		1.50		28
3/2/09(6) to 9/30/09	10.00	0.24	8.01	8.25	—	—	—	8.25	18.25	82.50	(4)	194	2.15	(3)	10.45	(3)	2.94	(3)	29	(4)

Class I
10/1/13 to 3/31/14(11)	$23.28	0.21	1.55	1.76	(0.41)	(0.17)	(0.58)	1.18	$24.46	7.77	%(4)	$23,683	1.15	%(3)	1.30	%(3)	1.77	%(3)	13	%(4)
10/1/12 to 9/30/13	22.51	0.42	1.09	1.51	(0.74)	—	(0.74)	0.77	23.28	6.78		25,332	1.15		1.41		1.78		18
10/1/11 to 9/30/12	17.85	0.45	4.71	5.16	(0.13)	(0.37)	(0.50)	4.66	22.51	29.50		12,063	1.15		1.93		2.04		31
10/1/10 to 9/30/11	19.91	0.63	(0.97)	(0.34)	(1.07)	(0.65)	(1.72)	(2.06)	17.85	(2.26)		609	1.15		2.92		3.07		41
10/1/09 to 9/30/10	18.36	0.47	3.30	3.77	(1.57)	(0.65)	(2.22)	1.55	19.91	22.77		678	1.15		3.90		2.63		28
3/2/09(6) to 9/30/09	10.00	0.32	8.04	8.36	—	—	—	8.36	18.36	83.60	(4)	183	1.15	(3)	6.04	(3)	3.93	(3)	29	(4)
Greater European
Opportunities Fund
Class A
10/1/13 to 3/31/14(11)	$15.87	0.02	0.79	0.81	(0.06)	(0.36)	(0.42)	0.39	$16.26	5.20	%(4)	$12,105	1.45	%(3)	1.87	%(3)	0.29	%(3)	29	%(4)
10/1/12 to 9/30/13	14.20	0.13	2.09	2.22	(0.12)	(0.43)	(0.55)	1.67	15.87	15.92		13,433	1.45		2.22		0.86		75
10/1/11 to 9/30/12	11.80	0.16	2.87	3.03	(0.15)	(0.48)	(0.63)	2.40	14.20	26.75		6,513	1.45		2.82		1.26		49
10/1/10 to 9/30/11	13.56	0.17	(0.36)	(0.19)	(0.29)	(1.28)	(1.57)	(1.76)	11.80	(2.09)		4,571	1.45		3.03		1.26		46
10/1/09 to 9/30/10	12.97	0.21	0.95	1.16	(0.15)	(0.42)	(0.57)	0.59	13.56	9.14		4,629	1.45		2.75		1.60		48
4/21/09(6) to 9/30/09	10.00	0.12	2.85	2.97	—	—	—	2.97	12.97	29.70	(4)	6,236	1.45	(3)	3.60	(3)	2.38	(3)	14	(4)

Class C
10/1/13 to 3/31/14(11)	$15.71	(0.02)	0.76	0.74	(0.02)	(0.36)	(0.38)	0.36	$16.07	4.84	%(4)	$1,031	2.20	%(3)	2.62	%(3)	(0.28	)%(3)	29	%(4)
10/1/12 to 9/30/13	14.10	0.03	2.07	2.10	(0.06)	(0.43)	(0.49)	1.61	15.71	15.11		607	2.20		2.92		0.21		75
10/1/11 to 9/30/12	11.69	0.07	2.85	2.92	(0.03)	(0.48)	(0.51)	2.41	14.10	25.73		187	2.20		3.57		0.52		49
10/1/10 to 9/30/11	13.45	0.07	(0.36)	(0.29)	(0.19)	(1.28)	(1.47)	(1.76)	11.69	(2.77)		144	2.20		3.78		0.53		46
10/1/09 to 9/30/10	12.93	0.07	0.98	1.05	(0.11)	(0.42)	(0.53)	0.52	13.45	8.28		142	2.20		3.50		0.56		48
4/21/09(6) to 9/30/09	10.00	0.07	2.86	2.93	—	—	—	2.93	12.93	29.30	(4)	196	2.20	(3)	4.27	(3)	1.31	(3)	14	(4)

Class I
10/1/13 to 3/31/14(11)	$15.92	0.06	0.76	0.82	(0.08)	(0.36)	(0.44)	0.38	$16.30	5.30	%(4)	$2,234	1.20	%(3)	1.62	%(3)	0.71	%(3)	29	%(4)
10/1/12 to 9/30/13	14.23	0.06	2.20	2.26	(0.14)	(0.43)	(0.57)	1.69	15.92	16.19		1,918	1.20		1.96		0.39		75
10/1/11 to 9/30/12	11.83	0.17	2.90	3.07	(0.19)	(0.48)	(0.67)	2.40	14.23	26.99		155	1.20		2.57		1.32		49
10/1/10 to 9/30/11	13.60	0.17	(0.34)	(0.17)	(0.32)	(1.28)	(1.60)	(1.77)	11.83	(1.84)		206	1.20		2.78		1.33		46
10/1/09 to 9/30/10	12.98	0.24	0.96	1.20	(0.16)	(0.42)	(0.58)	0.62	13.60	9.48		142	1.20		2.56		1.83		48
4/21/09(6) to 9/30/09	10.00	0.14	2.84	2.98	—	—	—	2.98	12.98	29.80	(4)	130	1.20	(3)	3.34	(3)	2.63	(3)	14	(4)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

43

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
International Equity Fund
Class A
10/1/13 to 3/31/14(11)	$10.50	0.02		0.98	1.00	(0.19)	(0.18)	(0.37)	0.63	$11.13	9.69	%(4)	$3,577	1.50	%(3)	2.57	%(3)	0.42	%(3)	83	%(4)
10/1/12 to 9/30/13	10.87	0.16		1.19	1.35	(0.25)	(1.47)	(1.72)	(0.37)	10.50	13.38		170	1.50		1.95		1.41		277	(9)
10/1/11 to 9/30/12	9.79	0.21		1.36	1.57	(0.30)	(0.19)	(0.49)	1.08	10.87	16.58		193	1.50		1.80		2.02		25
10/1/10 to 9/30/11	10.17	0.29		(0.57)	(0.28)	(0.10)	—	(0.10)	(0.38)	9.79	(2.85)		952	1.50		2.11		2.73		65
9/16/10(6) to 9/30/10	10.00	—	(5)	0.17	0.17	—	—	—	0.17	10.17	1.70	(4)	102	1.50	(3)	19.64	(3)	1.36	(3)	0	(4)

Class C
10/1/13 to 3/31/14(11)	$10.37	—	(5)	0.93	0.93	(0.17)	(0.18)	(0.35)	0.58	$10.95	9.26	%(4)	$527	2.25	%(3)	3.38	%(3)	(0.08	)%(3)	83	%(4)
10/1/12 to 9/30/13	10.77	0.08		1.20	1.28	(0.21)	(1.47)	(1.68)	(0.40)	10.37	12.53		124	2.25		2.73		0.70		277	(9)
10/1/11 to 9/30/12	9.76	0.20		1.25	1.45	(0.25)	(0.19)	(0.44)	1.01	10.77	15.37		115	2.25		2.51		1.94		25
10/1/10 to 9/30/11	10.16	0.18		(0.53)	(0.35)	(0.05)	—	(0.05)	(0.40)	9.76	(3.58)		98	2.25		3.15		1.70		65
9/16/10(6) to 9/30/10	10.00	—	(5)	0.16	0.16	—	—	—	0.16	10.16	1.60	(4)	102	2.25	(3)	20.39	(3)	0.61	(3)	0	(4)
Class I
10/1/13 to 3/31/14(11)	$10.45	0.04		0.96	1.00	(0.19)	(0.18)	(0.37)	0.63	$11.08	9.75	%(4)	$4,185	1.25	%(3)	2.49	%(3)	0.66	%(3)	83	%(4)
10/1/12 to 9/30/13	10.82	0.22		1.16	1.38	(0.28)	(1.47)	(1.75)	(0.37)	10.45	13.68		2,185	1.25		1.54		1.97		277	(9)
10/1/11 to 9/30/12	9.80	0.30		1.26	1.56	(0.35)	(0.19)	(0.54)	1.02	10.82	16.47		26,398	1.25		1.50		2.94		25
10/1/10 to 9/30/11	10.18	0.34		(0.60)	(0.26)	(0.12)	—	(0.12)	(0.38)	9.80	(2.62)		17,689	1.25		1.88		3.16		65
9/16/10(6) to 9/30/10	10.00	0.01		0.17	0.18	—	—	—	0.18	10.18	1.70	(4)	7,068	1.25	(3)	19.39	(3)	1.62	(3)	0	(4)
International Real
Estate Securities Fund
Class A
10/1/13 to 3/31/14(11)	$6.61	0.06		0.23	0.29	(0.13)	—	(0.13)	0.16	$6.77	4.59	%(4)	$9,943	1.50	%(3)	1.72	%(3)	1.87	%(3)	14	%(4)
10/1/12 to 9/30/13	6.50	0.15		0.45	0.60	(0.49)	—	(0.49)	0.11	6.61	9.39		10,234	1.50		1.75		2.23		22
10/1/11 to 9/30/12	5.23	0.16		1.24	1.40	(0.13)	—	(0.13)	1.27	6.50	27.35		3,916	1.50		1.85		2.69		41
10/1/10 to 9/30/11	6.30	0.31		(0.69)	(0.38)	(0.69)	—	(0.69)	(1.07)	5.23	(7.15)		3,243	1.50		1.77		5.03		41
10/1/09 to 9/30/10	6.00	0.13		0.65	0.78	(0.48)	—	(0.48)	0.30	6.30	14.44		2,474	1.50		1.70		2.21		20
10/1/08 to 9/30/09	6.72	0.21		(0.66)	(0.45)	(0.27)	—	(0.27)	(0.72)	6.00	(5.59)		32,178	1.50		1.66		4.71		54

Class C
10/1/13 to 3/31/14(11)	$6.56	0.04		0.23	0.27	(0.09)	—	(0.09)	0.18	$6.74	4.19	%(4)	$2,065	2.25	%(3)	2.47	%(3)	1.18	%(3)	14	%(4)
10/1/12 to 9/30/13	6.48	0.09		0.46	0.55	(0.47)	—	(0.47)	0.08	6.56	8.55		1,911	2.25		2.49		1.35		22
10/1/11 to 9/30/12	5.20	0.12		1.24	1.36	(0.08)	—	(0.08)	1.28	6.48	26.36		1,531	2.25		2.60		2.04		41
10/1/10 to 9/30/11	6.26	0.24		(0.67)	(0.43)	(0.63)	—	(0.63)	(1.06)	5.20	(7.90)		962	2.25		2.52		3.91		41
10/1/09 to 9/30/10	6.00	0.13		0.61	0.74	(0.48)	—	(0.48)	0.26	6.26	13.73		494	2.25		2.51		2.28		20
10/1/08 to 9/30/09	6.70	0.19		(0.67)	(0.48)	(0.22)	—	(0.22)	(0.70)	6.00	(6.30)		413	2.25		2.40		4.21		54

Class I
10/1/13 to 3/31/14(11)	$6.61	0.07		0.23	0.30	(0.15)	—	(0.15)	0.15	$6.76	4.68	%(4)	$28,899	1.25	%(3)	1.47	%(3)	2.10	%(3)	14	%(4)
10/1/12 to 9/30/13	6.49	0.15		0.47	0.62	(0.50)	—	(0.50)	0.12	6.61	9.66		29,999	1.25		1.49		2.35		22
10/1/11 to 9/30/12	5.23	0.17		1.25	1.42	(0.16)	—	(0.16)	1.26	6.49	27.74		28,095	1.25		1.59		2.92		41
10/1/10 to 9/30/11	6.31	0.35		(0.72)	(0.37)	(0.71)	—	(0.71)	(1.08)	5.23	(7.04)		24,420	1.25		1.52		5.65		41
10/1/09 to 9/30/10	5.99	0.19		0.61	0.80	(0.48)	—	(0.48)	0.32	6.31	14.83		24,052	1.25		1.51		3.31		20
10/1/08 to 9/30/09	6.72	0.23		(0.67)	(0.44)	(0.29)	—	(0.29)	(0.73)	5.99	(5.43)		71	1.25		1.41		4.87		54

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

44

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
International Small-Cap
Fund
Class A
10/1/13 to 3/31/14(11)	$13.20	0.16	1.01	1.17	(0.08)	(0.13)	(0.21)	0.96	$14.16	8.99	%(4)	$2,316	1.60	%(3)	1.74	%(3)	2.29	%(3)	12	%(4)
10/1/12 to 9/30/13	10.09	0.30	2.91	3.21	(0.09)	(0.01)	(0.10)	3.11	13.20	31.97		403	1.60		2.51		2.52		26
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	0.09	10.09	0.90	(4)	101	1.60	(3)	16.64	(3)	3.65	(3)	0	(4)

Class C
10/1/13 to 3/31/14(11)	$13.16	0.04	1.08	1.12	(0.06)	(0.13)	(0.19)	0.93	$14.09	8.60	%(4)	$1,121	2.35	%(3)	2.49	%(3)	0.53	%(3)	12	%(4)
10/1/12 to 9/30/13	10.09	0.19	2.93	3.12	(0.04)	(0.01)	(0.05)	3.07	13.16	30.92		374	2.35		3.34		1.62		26
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	0.09	10.09	0.90	(4)	107	2.35	(3)	17.43	(3)	2.86	(3)	0	(4)

Class I
10/1/13 to 3/31/14(11)	$13.21	0.09	1.10	1.19	(0.09)	(0.13)	(0.22)	0.97	$14.18	9.14	%(4)	$45,976	1.35	%(3)	1.50	%(3)	1.36	%(3)	12	%(4)
10/1/12 to 9/30/13	10.10	0.34	2.89	3.23	(0.11)	(0.01)	(0.12)	3.11	13.21	32.13		18,123	1.35		2.23		2.82		26
9/5/12(6) to 9/30/12	10.00	0.03	0.07	0.10	—	—	—	0.10	10.10	1.00	(4)	2,834	1.35	(3)	16.39	(3)	3.89	(3)	0	(4)

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	Due to a change in expense ratio, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	See Note 11 in the Notes to Financial Statements.
(10)	Prior to recapture of expenses previously waived, the gross ratio was 1.44%, 2.19%, 2.19% and 1.19% for Classes A, B, C, and I, respectively. Please see Note 3D, in the Notes to Financial Statements.
(11)	Unaudited

See Notes to Financial Statements

45

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (Unaudited)

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

As of the date of this report, 31 funds are offered for sale, of which 11 (each a “Fund”) are reported in this semiannual report.

Each Fund has a distinct investment objective and nine Funds are diversified. The Emerging Market Debt and Global Commodities Stock Funds are non-diversified.

The Funds have the following investment objectives:

Investment Objective(s)
Emerging Markets Debt Fund.	Total return from current income and capital appreciation
Emerging Markets Equity Income Fund.	Income and Capital appreciation
Emerging Markets Small-Cap Fund	Capital appreciation
Global Commodities Stock Fund	Capital Appreciation
Global Dividend Fund	Capital appreciation and current income
Global Opportunities Fund	Capital appreciation
Global Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income
Greater European Opportunities Fund	Long-term capital appreciation
International Equity Fund	Long-term capital appreciation
International Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income
International Small-Cap Fund	Capital appreciation

There is no guarantee that a Fund will achieve its objective.

All the Funds offer Class A shares, Class C shares and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions, For more information regarding Qualifying Transactions, refer to each Fund’s prospectus.

Class A shares of Emerging Markets Debt Fund are sold with a front-end sales charge of up to 3.75%. Class A shares of the remaining Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved Rule 12b-1 and/or shareholder servicing plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

46

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives such as treasury futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE generally 4 pm Eastern time each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2014, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2010 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the

47

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each such fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the Fund’s pro-rata expenses of the underlying mutual funds in which a Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on non-U.S. currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Derivative Financial Instruments

Enhanced disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by better enabling investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is the specific type of derivative instruments used by the Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss in the Statements of Operations. When the contract is closed or offset with the same counterparty, on settlement date, the Funds record a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as net realized gain (loss) from foreign currency transactions.

Funds enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect the U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

H.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2014 the Global Opportunities Fund had securities on loan with a market value of $—(1) and cash collateral of $—(1) ($ reported in thousands).

(1) Amount less than $500.

I.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade, often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more

48

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2014, the Funds only hold assignment loans.

Note	3. Investment Advisory Fee and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	1st $1 Billion	$1 + Billion
Emerging Markets Debt Fund	0.75%	0.70%
Emerging Markets Equity Income Fund	1.05	1.00
Emerging Markets Small-Cap Fund	1.20	1.15
Greater European Opportunities Fund	0.85	0.80
International Small-Cap Fund	1.00	0.95

	1st $1 Billion	$1+ Billion through $2 Billion	$2 + Billion
Global Commodities Stock Fund	1.00%	0.95%	0.90%
Global Dividend Fund	0.65	0.60	0.55
Global Opportunities Fund	0.85	0.80	0.75
Global Real Estate Securities Fund	0.85	0.80	0.75
International Real Estate Securities Fund	1.00	0.95	0.90

	1st $2 Billion	$2 + Billion through $4 Billion	$4 + Billion
International Equity Fund	0.85%	0.80%	0.75%

B.	Subadvisers

The subadviser manages the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Funds they service are as follows:

Fund	Subadviser	Fund	Subadviser
Emerging Markets Debt Fund	NF(6)	Global Real Estate Securities Fund	DPIM(1)
Emerging Markets Equity Income fund	KBI(2)	Greater European Opportunities Fund	Vontobel(4)
Emerging Markets Small-Cap Fund	KAR(7)	International Equity Fund	Euclid(3)
Global Commodities Stock Fund	BMO(5)	International Real Estate Securities Fund	DPIM(1)
Global Dividend Fund	DPIM(1)	International Small-Cap Fund	KAR(7)
Global Opportunities Fund	Vontobel(4)

(1)	Duff & Phelps Investment Management Co., an indirect, wholly-owned subsidiary of Virtus.
(2)	Kleinwort Benson Investors, International, Ltd
(3)	Euclid Advisors, LLC an indirect wholly-owned subsidiary of Virtus.
(4)	Vontobel Asset Management, Inc.
(5)	BMO Asset Management Corp., an indirect, wholly-owned subsidiary of Bank of Montreal (“BoM”). BoM, through its subsidiary BMO Bankcorp, is a minority investor of Virtus.
(6)	Newfleet Asset Management, LLC an indirect wholly-owned subsidiary of Virtus.
(7)	Kayne Anderson Rudnick Investment Management, LLC an indirect wholly-owned subsidiary of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Fund’s total operating expenses (excluding taxes, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed the below percentages of the Fund’s average daily net asset values as listed below. The Adviser may discontinue these voluntary expense caps at any time.

	Class A	Class B	Class C	Class I
Emerging Markets Debt Fund	1.35%	—%	2.10%	1.10%
Emerging Markets Equity Income Fund	1.75	—	2.50	1.50
Global Commodities Stock Fund	1.65	—	2.40	1.40
Global Opportunities Fund	1.55	2.30	2.30	1.30
Global Real Estate Securities Fund	1.40	—	2.15	1.15
Greater European Opportunities Fund	1.45	—	2.20	1.20
International Equity Fund	1.50	—	2.25	1.25
International Real Estate Securities Fund	1.50	—	2.25	1.25
International Small-Cap Fund	1.60	—	2.35	1.35

49

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

The Adviser has contractually agreed to limit the following Fund’s total operating expenses (excluding interest, taxes, and extraordinary expenses, if any) so that such expenses do not exceed the below percentages of the Fund’s average daily net asset values as listed below.

	Class A	Class C	Class I	Through Date
Emerging Markets Small-Cap Fund	1.85%	2.60%	1.60%	1/31/15

D.	Expense Recapture

For certain Funds the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2014	2015	2016	Total
Emerging Markets Debt Fund	$—	$35	$64	$99
Emerging Markets Equity Income Fund	—	29	95	124
Global Commodities Stock Fund	85	38	54	177
Global Opportunities Fund*	20	5	—	25
Global Real Estate Securities Fund	86	98	90	274
Greater European Opportunities Fund	83	78	87	248
International Equity Fund	106	51	67	224
International Real Estate Securities Fund	82	96	95	273
International Small-Cap	—	30	85	115

*	Adviser is currently recapturing waived or reimbursed expenses.

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the six months (the “period”) ended March 31, 2014, it retained net commissions of $20 Class A shares and deferred sales charges of $—*, $—*, and $3 for Class A, Class B shares and Class C shares respectively.

* Amount less than $500.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; Class C shares 1.00%; Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services LLC, an indirect wholly-owned subsidiary of Virtus serves as the Administrator and Transfer Agent to the Funds, Virtus Fund Services, LLC serves as Administrator and Transfer Agent to the Funds.

For the period ended March 31, 2014, the Funds incurred administration fees totaling $244 which are included in the Statements of Operations.

For the period ended March 31, 2014, the Funds incurred transfer agent fees totaling $241 which are included in the Statements of Operations. A portion is paid to outside entities that also provide service to the Trust.

G.	Affiliated Shareholders

At March 31, 2014, Virtus and its affiliates, BMO Bankcorp (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates held shares of the Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Emerging Markets Debt Fund
Class A	10,778	$103
Class C	10,658	102
Class I	2,683,314	25,733
Emerging Markets Equity Income Fund
Class A	10,378	107
Class C	10,294	106
Class I	499,219	5,167
Emerging Markets Small-Cap Fund
Class A	10,024	99
Class C	10,021	99
Class I	280,703	2,790
Global Commodities Stock Fund
Class C	10,133	90
Class I	2,258,671	20,396

50

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

	Shares	Aggregate Net Asset Value
Global Dividend Fund
Class I	2,391,421	$36,254
Global Real Estate Securities Fund
Class A	106,426	2,590
Class C	12,973	312
Class I	516,369	12,630
International Equity Fund
Class A	9,799	109
Class C	9,911	108
Class I	78,788	873
International Real Estate Securities Fund
Class A	291,275	1,972
Class I	2,319,225	15,678
International Small-Cap Fund
Class A	10,249	145
Class C	10,181	143
Class I	287,611	4,078

Note	4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended March 31, 2014, were as follows:

	Purchases	Sales
Emerging Markets Debt Fund	$6,894	$7,118
Emerging Markets Equity Income Fund	89,301	21,448
Emerging Markets Small-Cap Fund	3,639	691
Global Commodity Stock Fund	19,798	24,906
Global Dividend Fund	13,748	27,473
Global Opportunities Fund	22,744	23,379
Global Real Estate Securities Fund	5,714	8,283
Greater European Opportunities Fund	4,420	5,878
International Equity Fund	7,931	5,028
International Real Estate Securities Fund	5,828	8,907
International Small-Cap Fund	28,940	3,505

There were no purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended March 31, 2014.

51

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

Note	5. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Emerging Markets Debt Fund				Emerging Markets Equity Income Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013		Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	62	$594	606	$6,287	39	$417	131	$1,374
Reinvestment of distributions	6	59	8	74	1	13	1	9
Shares repurchased	(180)	(1,707)	(285)	(2,704)	(17)	(169)	(63)	(653)

Net Increase / (Decrease)	(112)	$(1,054)	329	$3,657	23	$261	69	$730

Class C
Sale of shares	9	$88	31	$319	36	$362	31	$329
Reinvestment of distributions	1	8	1	9	1	5	— (1)	3
Shares repurchased	(5)	(50)	(3)	(32)	— (1)	(3)	(2)	(21)

Net Increase / (Decrease)	5	$46	29	$296	37	$364	29	$311

Class I
Sale of shares	44	$410	10	$107	8,397	$86,023	337	$3,496
Reinvestment of distributions	72	686	132	1,317	8	79	12	131
Shares repurchased	(5)	(48)	(3)	(25)	(1,673)	(16,441)	(11)	(114)

Net Increase / (Decrease)	111	$1,048	139	$1,399	6,732	$69,661	338	$3,513

	Emerging Markets Small-Cap Fund				Global Commodities Stock Fund
	Six Months Ended March 31, 2014 (Unaudited)				Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	SHARES	AMOUNT			SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	11	$106			26	$236	80	$742
Reinvestment of distributions	— (1)	— (2)			—	—	2	22
Shares repurchased	—	—			(16)	(145)	(117)	(1,021)

Net Increase / (Decrease)	11	$106			10	$91	(35)	$(257)

Class C
Sale of shares	10	$100			11	$99	27	$242
Reinvestment of distributions	— (2)	— (2)			—	—	— (1)	2
Shares repurchased	—	—			(1)	(8)	(5)	(42)

Net Increase / (Decrease)	10	$100			10	$91	22	$202

Class I
Sale of shares	280	$2,800			449	$4,020	1,805	$17,009
Reinvestment of distributions	1	7			—	—	44	411
Shares repurchased	—	—			(1,163)	(10,314)	(530)	(4,807)

Net Increase / (Decrease)	281	$2,807			(714)	$(6,294)	1,319	$12,613

(1)	Amount is less than 500.
(2)	Amount is less than $500.

52

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

	Global Dividend Fund				Global Opportunities Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013		Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	578	$8,449	2,127	$28,633	393	$4,503	1,572	$16,673
Reinvestment of distributions	65	959	84	1,117	35	403	20	200
Shares repurchased	(785)	(11,575)	(1,204)	(16,357)	(538)	(6,164)	(1,733)	(18,392)

Net Increase / (Decrease)	(142)	$(2,167)	1,007	$13,393	(110)	$(1,258)	(141)	$(1,519)

Class B
Sale of shares	—	$—	—	$—	3	$29	3	$28
Shares repurchased	—	—	—	—	(13)	(128)	(41)	(381)

Net Increase / (Decrease)	—	$—	—	$—	(10)	$(99)	(38)	$(353)

Class C
Sale of shares	158	$2,310	704	$9,451	56	$568	177	$1,670
Reinvestment of distributions	15	226	15	199	— (1)	2	—	—
Shares repurchased	(77)	(1,113)	(135)	(1,827)	(49)	(498)	(67)	(630)

Net Increase / (Decrease)	96	$1,423	584	$7,823	7	$72	110	$1,040

Class I
Sale of shares	345	$5,075	1,932	$26,030	86	$990	403	$4,324
Reinvestment of distributions	78	1,149	122	1,626	21	243	14	143
Shares repurchased	(1,402)	(20,354)	(788)	(10,470)	(42)	(476)	(132)	(1,387)

Net Increase / (Decrease)	(979)	$(14,130)	1,266	$17,186	65	$757	285	$3,080

	Global Real Estate Securities Fund				Greater European Opportunities Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013		Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	112	$2,649	513	$12,029	320	$5,089	578	$8,821
Reinvestment of distributions	15	333	13	286	24	374	18	270
Shares repurchased	(125)	(2,914)	(252)	(5,866)	(447)	(7,001)	(208)	(3,196)

Net Increase / (Decrease)	2	$68	274	$6,449	(103)	$(1,538)	388	$5,895

Class C
Sale of shares	14	$317	109	$2,503	45	$701	43	$656
Reinvestment of distributions	2	52	2	49	2	25	— (1)	7
Shares repurchased	(22)	(517)	(17)	(380)	(21)	(324)	(18)	(280)

Net Increase / (Decrease)	(6)	$(148)	94	$2,172	26	$402	25	$383

Class I
Sale of shares	152	$3,597	607	$14,299	57	$912	361	$5,441
Reinvestment of distributions	27	609	18	403	2	36	6	94
Shares repurchased	(299)	(7,049)	(72)	(1,683)	(43)	(672)	(258)	(3,854)

Net Increase / (Decrease)	(120)	$(2,843)	553	$13,019	16	$276	109	$1,681

(1)	Amount is less than 500.

53

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

	International Equity Fund					International Real Estate Securities Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013			Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	SHARES	AMOUNT	SHARES		AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	310	$3,403	13		$135	319	$2,111	1,121	$7,391
Reinvestment of distributions	9	94	3		26	29	186	60	394
Shares repurchased	(14)	(152)	(17)		(180)	(428)	(2,818)	(235)	(1,564)

Net Increase / (Decrease)	305	$3,345	(1)		$(19)	(80)	$(521)	946	$6,221

Class C
Sale of shares	35	$380	11		$121	29	$191	119	$791
Reinvestment of distributions	1	9	2		18	4	24	15	99
Shares repurchased	—	—	(12)		(124)	(18)	(115)	(79)	(519)

Net Increase / (Decrease)	36	$389	1		$15	15	$100	55	$371

Class I
Sale of shares	185	$2,008	158		$1,674	877	$5,871	1,550	$10,345
Reinvestment of distributions	8	84	402		4,045	107	677	321	2,093
Shares repurchased	(25)	(266)	(2,790)		(29,085)	(1,250)	(8,095)	(1,661)	(10,744)

Net Increase / (Decrease)	168	$1,826	(2,230)		$(23,366)	(266)	$(1,547)	210	$1,694

	International Small-Cap Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	SHARES	AMOUNT	SHARES		AMOUNT

Class A
Sale of shares	141	$1,944	20		$250
Reinvestment of distributions	1	11	—	(1)	2
Shares repurchased	(9)	(115)	—	(1)	(1)

Net Increase / (Decrease)	133	$1,840	20		$251

Class C
Sale of shares	52	$706	18		$223
Reinvestment of distributions	1	13	—	(1)	1
Shares repurchased	(2)	(27)	—	(1)	(2)

Net Increase / (Decrease)	51	$692	18		$222

Class I
Sale of shares	1,866	$25,231	1,088		$12,819
Reinvestment of distributions	33	442	6		65
Shares repurchased	(29)	(385)	(3	)(1)	(34)

Net Increase / (Decrease)	1,870	$25,288	1,091		$12,850

(1)	Amount is less than 500.

54

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

Note	6. 10% Shareholders

As of March 31, 2014, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Emerging Markets Debt Fund	89%	1
Emerging Markets Small-Cap Fund	93	1*
Global Commodities Stock Fund#	87	1*
Global Dividend Fund#	26	1*
Global Opportunities Fund	24	1
Global Real Estate Securities Fund#	41	2*
Greater European Opportunities Fund	61	3
International Equity Fund	11	1
International Real Estate Securities Fund#	50	2*

*	Includes affiliated shareholder accounts.
#	The Fund is owned by Virtus Alternatives Diversifier Fund. Virtus Alternatives Diversifier Fund does not invest in the underlying Funds for the purpose of exercising management or control; however, investments made may represent a significant portion of an underlying Fund’s net assets. At March 31, 2014, Virtus Alternatives Diversifier Fund was the owner of record of approximately 89% of the Global Commodities Stock Fund, 38% of the International Real Estate Securities Fund, 29% of Global Real Estate Fund and 26% of the Global Dividend Fund.

Note	7. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At March 31, 2014, the following Funds held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Emerging Markets Debt Fund	Financials	37%
Emerging Markets Equity Income Fund	Financials	29
Emerging Markets Small-Cap Fund	Industrials	25
Global Commodities Stock Fund	Materials	37
Global Commodities Stock Fund	Energy	36
Global Dividend Fund	Utilities	32
Global Dividend Fund	Energy	25
Global Opportunities Fund	Consumer Staples	30
Global Real Estate Securities Fund	Retail REITs	30
Greater European Opportunities Fund	Consumer Staples	33
International Real Estate Securities Fund	Retail REITs	34
International Real Estate Securities Fund	Real Estate Operating Companies	28

Note	8. Indemnifications

Under the Trust’s organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

55

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

Note	9. Federal Income Tax Information

($ reported in thousands)

At March 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Debt Fund	$29,374	$355	$(1,564)	$(1,209)
Emerging Markets Equity Income Fund	76,465	3,453	(2,492)	961
Emerging Markets Small-Cap Fund	3,009	116	(146)	(30)
Global Commodities Stock Fund	21,533	3,123	(564)	2,559
Global Dividend Fund	112,578	29,223	(1,498)	27,725
Global Opportunities Fund	91,108	30,156	(2,570)	27,586
Global Real Estate Securities Fund	38,594	5,141	(439)	4,702
Greater European Opportunities Fund	11,944	3,423	(118)	3,305
International Equity Fund	7,825	709	(36)	673
International Real Estate Securities Fund	37,089	4,038	(441)	3,597
International Small-Cap Fund	44,262	4,989	(345)	4,644

The Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2018	2019	No Expiration	Total
Global Commodities Stock Fund	$—	$—	$1,664	$1,664
Global Dividend Fund	7,599	3,627	—	11,226
Global Opportunities Fund	7,385	—	—	7,385
International Real Estate Securities Fund	3,850	883	3,062	7,795

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	10. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are not illiquid securities as defined above registered under the Securities Act of 1933 as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2014, the Funds did not hold any securities that are both illiquid and restricted.

Note	11. Portfolio Turnover and Redemptions in the International Equity Fund (the “Fund”)

($ in thousands)

Management, in the interest of protecting the Fund shareholders from an adverse tax consequence, directed the sale of and subsequent repurchase of, certain portfolio securities ($34,629 of securities were sold). After this sale, the Fund conducted a capital gains distribution of $3,420 on April 19, 2013. This event along with the change in subadviser, as mentioned in Note 3 B resulted in a high portfolio turnover for this Fund. The Fund experienced large redemptions of $5,520, $9,069 and $7,459 on June 23, 2013, July 17, 2013 and September 27, 2013, respectively

Note	12. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the financial statements.

56

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Emerging Markets Debt Fund, Emerging Markets Equity Income Fund, Emerging Markets Small-Cap Fund, Global Commodities Stock Fund, Virtus Global Dividend Fund, Virtus Global Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Fund, Virtus Greater European Opportunities Fund, Virtus International Equity Fund*, International Small-Cap Fund and Virtus International Real Estate Securities Fund (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held November 12-14, 2013, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature. Extent and Quality of Services

The Trustees received in advance of the meeting information provided by VIA and each Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firms overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel;

(b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

*	The Subadvisory Agreement for Virtus International Equity Fund was not included in the 2013 annual contract renewal.

57

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended September 30, 2013.

Virtus Emerging Markets Debt Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period.

Virtus Emerging Markets Equity Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period.

Global Commodities Stock Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- year period. The Board also noted that the Fund unperformed its benchmark for the 1-year period.

Virtus Global Dividend Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3- and 5- year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 3- and 5- year periods and underperformed its benchmark for the 1-year period.

Virtus Global Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-year periods and underperformed the median of its Performance Universe for the 1-, 5- and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 3- and 5- year periods and underperformed its benchmark for the 1- and 10- year periods.

Virtus Global Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-year period and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 3-year period and underperformed its benchmark for the 1-year period.

Virtus Greater Asia ex Japan Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-year period and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the 1- and 3- year periods.

Virtus Greater European Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-year period and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 3- year period and underperformed its benchmark for the 1-year period.

Virtus International Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 3-year period, and underperformed the median of its Performance Universe and benchmark over the 1-year period.

Virtus International Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3- and 5- year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 5-year period and underperformed its benchmark for the 1- and 3- year periods.

Virtus International Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed it benchmark for the 1-year period.

With respect to certain of the Funds, the Board also considered management’s discussion about the reasons for any underperformance relative to its peer group and benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after the payment of the subadvisory fee. The Board also took into account the size of the funds and the impact on expenses. The Subadvisers provided and the considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of a Fund’s expenses, including the type and size of a Fund relative to -the,other funds in its Expense Group.

Virtus Emerging Markets Debt Fund. The Board considered that the Fund’s net management fee after waiver was below the median of the Expense Group and net total expenses after waivers was above the median of the Expense Group.

58

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus Emerging Markets Equity Income Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers was below the median of the Expense Group.

Global Commodities Stock Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers was above the median of the Expense Group.

Virtus Global Dividend Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Global Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee after waivers was above the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group.

Virtus Greater Asia ex Japan Opportunities Fund. The Board considered that the Fund’s net management fee after waivers was the same as the median of the Expense Group and net total expenses after waivers was above the median of the Expense Group.

Virtus Greater European Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus International Equity Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were the same as the median of the Expense Group.

‘Virtus International Real Estate Securities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus International Small-Cap Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers above the median of the Expense Group.

Based on the level and type of services provided, the Board determined that each Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that a Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA and therefore the Board considered the profitability of VIA and the Subadviser together. In addition, with respect to BMO Asset Management Corp., Coxe Advisors LLP, Pyrford International Ltd. and Vontobel Asset Management, Inc., the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate these Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of each of the applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

59

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS EMERGING MARKETS SMALL CAP FUND (the “FUND”)

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Fund and Virtus Investment Advisers, Inc. (“VIA”) and the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Fund, VIA and Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson” or the “Subadviser”). At an in-person meeting held November 12-14, 2013, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the establishment of the Agreements, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of the Fund and its shareholders.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) applicable comparative performance information; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s proposed advisory fee rates with those of a group of other funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or its affiliates from VIA’s or the Subadviser’s relationship with the Fund); (6) possible conflicts of interest; and (7) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information provided by VIA and the Subadviser, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services expected to be provided by VIA and its affiliates to the Fund; (e) VIA’s expected supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that Virtus Fund Services, LLC, an affiliate of VIA, was expected to serve as administrator and transfer agent and that VP Distributors was expected to serve as distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties with respect to other Virtus Mutual Funds through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by the Subadviser’s senior portfolio management personnel. With respect to the Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Fund.

Investment Performance

Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. The Board reviewed and was satisfied with the performance information used that was based upon the Funds’ proposed investment strategies.

Management Fees and Total Expenses

The Board considered the fees proposed for advisory services as well as the expected total expense levels of the Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for the Fund were within the range of other funds deemed to be comparable to the Fund by management. The Board noted that the Fund was expected to have an expense cap in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee for the Fund would be paid by VIA out of its advisory fee rather than paid separately by the

60

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS EMERGING MARKETS SMALL CAP FUND (the “FUND”)

BY THE BOARD OF TRUSTEES (Continued)

Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the expected size of the Fund and the impact on expenses.

The Board concluded that the proposed advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the expected profitability of VIA for its management of the Fund, as well as the expected profitability of its affiliates for managing and providing other services to the Fund, such as distribution and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Fund. The Board concluded that the expected profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services to be rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA and therefore the Board considered the profitability of VIA and the Subadviser together. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA should be expected to realize economies of scale as the Fund’s assets grow. The Board noted that expense caps were expected to be implemented for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the expected size of the Fund. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that Virtus Fund Services, LLC also was expected to provide administrative and transfer agency services to the Fund. The Board noted management’s discussion of the fact that there were no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

61

Virtus Emerging Markets Small-Cap Fund,

a series of Virtus Opportunities Trust

Supplement dated February 28, 2014 to the Summary and

Statutory Prospectuses, each dated January 28, 2014

IMPORTANT NOTICE TO INVESTORS

The description of the fund’s market capitalization policy under Principal Investment Strategies in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby corrected to read: “The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $5 billion.”

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020 EMSmallCap CapRange (2/2014)

Virtus International Equity Fund,

a series of Virtus Opportunities Trust

Supplement dated March 10, 2014 to the

Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2014

IMPORTANT NOTICE TO INVESTORS

The first paragraph under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby amended by adding the following after the third sentence: “The fund may use derivatives to hedge against foreign currency exchange rates.”

Accordingly, the following disclosure is hereby added to the fund’s summary prospectus and in the summary section of the statutory prospectus under “Principal Risks:”

ð	Derivatives. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

Additionally, the chart in the section “More Information About Risks Related to Principal Investment Strategies” is hereby amended to include an “X” in the row entitled “Derivatives” to indicate that such risk is applicable to the fund.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/Int’lEquityStrat (3/14)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Telephone Orders	1-800-367-5877
Web site	http://Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8031	05-14

SEMIANNUAL REPORT

Virtus Foreign Opportunities Fund

March 31, 2014

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Foreign Opportunities Fund

(“Foreign Opportunities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The past six months were generally strong for equities, despite some volatility in the first part of 2014. For much of January and February, uncertainty around the emerging markets economies, the Russia-Ukraine crisis, a winter-related slowing of U.S. growth, and the Federal Reserve’s asset purchase tapering prompted investors to seek “safety” in other investments, such as bonds. As March drew to a close, worries eased and stocks regained their footing.

For the six-month period ended March 31, 2014, the U.S. stock market produced strong, double-digit returns. The S&P 500® Index gained 12.51%, the Dow Jones Industrial Average rose 10.05%, and the NASDAQ Composite Index was up 12.02%. International equities had mixed performance, as developed markets led by Europe generally posted strong returns, while emerging markets underperformed after several years of strong asset inflows.

Following the Fed’s pre-taper announcement last May, the bond market struggled for much of 2013 but rallied at year-end into early 2014. The 10-year Treasury yield rose above 3.00% at the end of 2013 for the first time since July 2011, but declined to 2.73% on March 31. The broad fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, rose 1.70% for the six-month period.

Looking ahead, the prospect of higher interest rates will likely be a key market focus, particularly after the Fed ends its bond purchases, expected later this year. However, higher rates signify an improving economy, and should give investors good reason for optimism. The U.S. is showing signs of a return to growth in hiring, consumer spending, and housing. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings. Globally, China’s recovery remains tenuous, while Europe’s economy is gaining strength.

Market uncertainty is an ever present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

Thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2014

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS FOREIGN OPPORTUNITIES FUND

MARCH 31, 2014

(Unaudited)

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Dow Jones Industrial AverageSM

A priceweighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ Composite Index

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Asset Allocations

The following table presents the portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector at March 31, 2014.
Consumer Staples	34%
Financials	14
Health Care	14
Consumer Discretionary	12
Industrials	10
Energy	4
Materials	4
Other (includes short-term investments)	8

Total	100%

2

VIRTUS FOREIGN OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2013 TO MARCH 31, 2014

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Foreign Opportunities Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

3

VIRTUS FOREIGN OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2013 TO MARCH 31, 2014

Expense Table
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,056.90	1.43%	$7.33
Class C	1,000.00	1,053.30	2.18	11.16
Class I	1,000.00	1,058.30	1.18	6.06

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.71	1.43	7.22
Class C	1,000.00	1,013.93	2.18	11.01
Class I	1,000.00	1,018.97	1.18	5.96

*	Expenses are equal to the Fund’s annualized expense ratio which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

4

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.0%
Financials—1.0%
Itau Unibanco Holding S.A. ADR 0.50% (Brazil)	1,223,989	$18,188
TOTAL PREFERRED STOCK (Identified Cost $16,138)		18,188
COMMON STOCKS—98.7%
Consumer Discretionary—12.3%
Alimentation Couche Tard, Inc. Class B (Canada)	234,737	18,985
Barrat Developments plc (United Kingdom)	1,364,624	9,384
Compagnie Financiere Richemont SA Registered Shares (Switzerland)	184,923	17,655
Domino’s Pizza Group plc (United Kingdom)	1,942,280	17,858
Galaxy Entertainment Group Ltd. (Hong Kong)(2)	1,340,222	11,654
Hermes International (France)	55,377	18,432
L’Occitane International SA (Hong Kong)(3)	4,627,301	11,406
Luxottica Group SpA (Italy)	266,675	15,423
Naspers Ltd. Class N (South Africa)	166,077	18,320
Paddy Power plc (Ireland)(2)	268,930	21,303
Persimmon plc (United Kingdom)	754,680	16,935
priceline.com, Inc. (United States)(2)	16,384	19,528
Sands China Ltd. (Cayman Islands)	3,493,926	26,104
Shaw Communications, Inc. (Canada)(3)	385,946	9,217

		232,204

Consumer Staples—34.8%
British American Tobacco plc (United Kingdom)	1,944,411	108,124

	SHARES	VALUE
Consumer Staples (continued)
Diageo plc (United Kingdom)	1,619,277	$50,239
Hindustan Unilever Ltd. (India)	1,185,849	12,024
ITC Ltd. (India)	8,951,338	52,886
L’Oreal S.A. (France)	157,838	26,028
Lindt & Spruengli AG (Switzerland)	6,845	33,929
Nestle S.A. Registered Shares (Switzerland)	1,127,189	84,853
Pernod-Ricard S.A. (France)	226,019	26,311
Philip Morris International, Inc. (United States)	1,049,245	85,902
Reckitt Benckiser Group plc (United Kingdom)	299,878	24,432
SABMiller plc (United Kingdom)	1,073,200	53,586
Unilever N.V. (Netherlands)	2,007,997	82,533
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	6,876,095	16,380

		657,227

Energy—3.9%
Core Laboratories N.V. (Netherlands)	199,528	39,595
Enbridge, Inc. (Canada)(3)	771,915	35,059

		74,654

Financials—13.7%
Bank of Nova Scotia (Canada)	487,695	28,247
Daito Trust Construction Co., Ltd. (Japan)	214,000	19,802
Housing Development Finance Corp. (India)	4,694,614	69,481
Housing Development Finance Corp. Bank Ltd. (India)	4,962,767	62,223
Housing Development Finance Corp. Bank Ltd. ADR (India)	2,898	119

See Notes to Financial Statements

5

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials (continued)
UBS AG Registered Shares (Switzerland)	3,804,941	$78,591

		258,463

Health Care—14.0%
Cie Generale D’optique Essilor International SA (France)	297,471	29,998
Covidien plc (Ireland)	447,100	32,933
CSL Ltd. (Australia)	433,665	27,976
Elekta AB (Sweden)(3)	461,734	6,153
Grifols SA (Spain)	481,488	26,384
Novo Nordisk A/S Class B (Denmark)	1,486,115	67,678
Ramsay Health Care Ltd. (Australia)	639,994	28,567
Roche Holding AG (Switzerland)	149,727	44,882

		264,571

Industrials—10.1%
Bureau Veritas SA (France)	1,673,830	51,319
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,189,783	7,593
DKSH Holding AG (Switzerland)(2)(3)	389,080	30,940
Intertek Group plc (United Kingdom)	47,669	2,441
Legrand SA (France)	225,871	14,032
Rolls-Royce Holdings plc (United Kingdom)	1,808,796	32,387
SGS SA Registered Shares (Switzerland)	21,214	52,288

		191,000

Information Technology—3.9%
Baidu, Inc. Sponsored ADR (Cayman Islands)(2)	87,952	13,402
Cielo SA (Brazil)	619,112	19,629
SAP AG (Germany)	324,991	26,309
Tencent Holdings Ltd. (China)	195,100	13,570

		72,910

	SHARES	VALUE
Materials—4.0%
Fresnillo plc (United Kingdom)	1,969,923	$27,701
Goldcorp, Inc. (Canada)	1,486,669	36,269
Silver Wheaton Corp. (Canada)	531,843	12,066

		76,036

Retail REIT—0.9%
Link REIT (The) (Hong Kong)	3,503,609	17,232

Telecommunication Services—1.1%
Advanced Info Service PCL (Thailand)	1,407,900	9,808
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	54,490,161	10,625

		20,433
TOTAL COMMON STOCKS (Identified Cost $1,435,698)		1,864,730
TOTAL LONG TERM INVESTMENTS—99.7%
(Identified Cost $1,451,836)		1,882,918
SHORT-TERM INVESTMENTS—0.1%
Money Market Mutual Funds—0.1%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	1,879,934	1,880
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,880)		1,880
SECURITIES LENDING COLLATERAL—2.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	42,028,857	42,029
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $42,029)		42,029

See Notes to Financial Statements

6

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	VALUE
TOTAL INVESTMENTS—102.0% (Identified Cost $1,495,745)	$1,926,827	(1)
Other assets and liabilities, net—(2.0)%	(37,517)

NET ASSETS—100.0%	$1,889,310

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 8 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings †
Switzerland	18%
United Kingdom	18
India	10
France	9
United States	8
Canada	7
Netherlands	6
Other	24
Total	100%

†	% of total investments as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,864,730	$1,864,730
Preferred Stock	18,188	18,188
Securities Lending Collateral	42,029	42,029
Short-Term Investments	1,880	1,880

Total Investments	$1,926,827	$1,926,827

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

7

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)(2)	$1,926,827
Foreign currency at value(3)	753
Receivables
Investment securities sold	5,177
Fund shares sold	3,886
Dividends and interest receivable	7,012
Tax reclaims	2,659
Prepaid expenses	72
Prepaid trustee retainer	11

Total assets	1,946,397

Liabilities
Payables
Fund shares repurchased	12,624
Collateral on securities loaned	42,029
Investment advisory fee	1,353
Distribution and service fees	239
Administration fee	193
Transfer agent fees and expenses	529
Professional fees	23
Trustees’ fees and expenses	—	(4)
Other accrued expenses	97

Total liabilities	57,087

Net Assets	$1,889,310

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,670,154
Accumulated undistributed net investment income (loss)	4,728
Accumulated undistributed net realized gain (loss)	(216,794)
Net unrealized appreciation (depreciation) on investments	431,222

Net Assets	$1,889,310

Class A
Net asset value (net assets/shares outstanding) per share	$28.45
Maximum offering price per share NAV/(1–5.75%)	$30.19
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	23,738,232
Net Assets	$675,460
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$28.25
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	4,079,820
Net Assets	$115,246
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$28.47
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	38,584,912
Net Assets	$1,098,604

(1) Investment in securities at cost	$1,495,745

(2) Market value of securities on loan	40,479

(3) Foreign currency at cost	726

(4) Amount is less than $500.

See Notes to Financial Statements

8

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$19,402
Security lending	102
Foreign taxes withheld	(1,087)

Total investment income	18,417

Expenses
Investment advisory fees	7,873
Service fees, Class A	837
Distribution and service fees, Class C	534
Administration fees	1,129
Transfer agent fees and expenses	1,602
Registration fees	58
Printing fees and expenses	67
Custodian fees	86
Professional fees	25
Trustees’ fees and expenses	35
Miscellaneous expenses	36

Total expenses	12,282

Net investment income (loss)	6,135

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(37)
Net realized gain (loss) on foreign currency transactions	(24)
Net change in unrealized appreciation (depreciation) on investments	97,215
Net change in unrealized appreciation (depreciation) on foreign currency translation	(39)

Net gain (loss) on investments	97,115

Net increase (decrease) in net assets resulting from operations	$103,250

See Notes to Financial Statements

9

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$6,135	$13,868
Net realized gain (loss)	(61)	42,373
Net change in unrealized appreciation (depreciation)	97,176	32,794

Increase (decrease) in net assets resulting from operations	103,250	89,035

From Distributions to Shareholders
Net investment income, Class A	(2,289)	(5,285)
Net investment income, Class C	—	(251)
Net investment income, Class I	(5,071)	(10,346)

Decrease in net assets from distributions to shareholders	(7,360)	(15,882)

From Share Transactions
Sale of shares
Class A (3,813 and 15,519 shares, respectively)	103,650	416,081
Class C (704 and 2,026 shares, respectively)	19,042	54,362
Class I (8,175 and 24,364 shares, respectively)	222,250	656,205

Reinvestment of distributions
Class A (78 and 186 shares, respectively)	2,077	4,866
Class C (0 and 8 shares, respectively)	—	200
Class I (173 and 349 shares, respectively)	4,603	9,111

Shares repurchased
Class A (5,183 and 6,336 shares, respectively)	(141,214)	(170,133)
Class C (414 and 406 shares, respectively)	(11,191)	(10,783)
Class I (8,545 and 12,390 shares, respectively)	(231,875)	(332,730)

Increase (decrease) in net assets from share transactions	(32,658)	627,178

Net increase (decrease) in net assets	63,232	700,331

Net Assets
Beginning of period	1,826,078	1,125,748

End of period	$1,889,310	$1,826,078

Accumulated undistributed net investment income (loss) at end of period	$4,728	$5,953

See Notes to Financial Statements

10

VIRTUS FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
10/1/13 to 3/31/14(6)	$27.01	0.08	1.45	1.53	(0.09)	—	(0.09)	1.44	$28.45	5.69	%(5)	$675,460	1.43	%(4)	0.56	%(4)	13	%(5)
10/1/12 to 9/30/13	25.42	0.23	1.63	1.86	(0.27)	—	(0.27)	1.59	27.01	7.37		676,149	1.46		0.85		29
10/1/11 to 9/30/12	20.83	0.27	4.73	5.00	(0.41)	—	(0.41)	4.59	25.42	24.34		398,166	1.45		1.16		47
10/1/10 to 9/30/11	22.06	0.34	(1.23)	(0.89)	(0.34)	—	(0.34)	(1.23)	20.83	(4.15)		346,594	1.47		1.48		31
10/1/09 to 9/30/10	19.40	0.37	2.54	2.91	(0.25)	—	(0.25)	2.66	22.06	15.34		493,214	1.47		1.82		34
10/1/08 to 9/30/09	20.54	0.34	(1.29)	(0.95)	(0.18)	(0.01)	(0.19)	(1.14)	19.40	(4.41)		505,009	1.48		2.09		63
Class C
10/1/13 to 3/31/14(6)	$26.82	(0.02)	1.45	1.43	—	—	—	1.43	$28.25	5.33	%(5)	$115,246	2.18	%(4)	(0.14	)%(4)	13	%(5)
10/1/12 to 9/30/13	25.27	0.03	1.62	1.65	(0.10)	—	(0.10)	1.55	26.82	6.56		101,655	2.21		0.10		29
10/1/11 to 9/30/12	20.57	0.10	4.70	4.80	(0.10)	—	(0.10)	4.70	25.27	23.43		54,634	2.20		0.42		47
10/1/10 to 9/30/11	21.81	0.17	(1.22)	(1.05)	(0.19)	—	(0.19)	(1.24)	20.57	(4.85)		45,742	2.22		0.74		31
10/1/09 to 9/30/10	19.21	0.21	2.52	2.73	(0.13)	—	(0.13)	2.60	21.81	14.42		64,480	2.22		1.04		34
10/1/08 to 9/30/09	20.27	0.22	(1.27)	(1.05)	—	(0.01)	(0.01)	(1.06)	19.21	(5.18)		70,201	2.23		1.33		63
Class I
10/1/13 to 3/31/14(6)	$27.03	0.11	1.46	1.57	(0.13)	—	(0.13)	1.44	$28.47	5.83	%(5)	$1,098,604	1.18	%(4)	0.81	%(4)	13	%(5)
10/1/12 to 9/30/13	25.43	0.28	1.66	1.94	(0.34)	—	(0.34)	1.60	27.03	7.66		1,048,274	1.21		1.04		29
10/1/11 to 9/30/12	20.89	0.34	4.72	5.06	(0.52)	—	(0.52)	4.54	25.43	24.64		672,948	1.20		1.46		47
10/1/10 to 9/30/11	22.12	0.42	(1.26)	(0.84)	(0.39)	—	(0.39)	(1.23)	20.89	(3.88)		584,212	1.22		1.83		31
10/1/09 to 9/30/10	19.45	0.42	2.54	2.96	(0.29)	—	(0.29)	2.67	22.12	15.60		623,222	1.22		2.08		34
10/1/08 to 9/30/09	20.58	0.40	(1.28)	(0.88)	(0.24)	(0.01)	(0.25)	(1.13)	19.45	(4.03)		554,974	1.23		2.42		63

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(4)	Annualized.
(5)	Not annualized.
(6)	Unaudited.

See Notes to Financial Statements

11

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (Unaudited)

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 31 funds are offered for sale, of which the Foreign Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares and Class I shares.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is

12

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE generally 4 pm Eastern time each business day. Both are categorized as Level 1 in the hierarchy.

13

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2014, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2010 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

14

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on non-U.S. currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Securities Lending

($ reported in thousands)

The Fund may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2014, the Fund had securities on loan with a market value of $40,479 and cash collateral of $42,029.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund: 0.85% of 1st $2 billion; 0.80% $2+ billion through $4 billion; and 0.75% $4+ billion.

B.	Subadviser

The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Vontobel Asset Management, Inc. is the subadviser to the Fund.

15

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2014, it retained net commissions of $27 for Class A shares and deferred sales charges of $7 for Class A shares and $13 for Class C shares.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25% and Class C shares 1.00%. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

D.	Administrator and Transfer Agent

Virtus Fund Services LLC, an indirect wholly-owned subsidiary of Virtus, serves as the Administrator and Transfer Agent to the Fund.

For the period ended March 31, 2014, the Fund incurred administration fees totaling $892 which are included in the Statement of Operations.

For the period ended March 31, 2014, the Fund incurred transfer agent fees totaling $1,503 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Affiliated Shareholders

At March 31, 2014, Virtus and its affiliates, BMO Bankcorp. (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Class A shares	733	$21
Class I shares	2,356	67

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2014, were as follows:

Purchases	Sales
$302,355	$235,888

There were no purchases or sales of long-term U.S. Government and agency securities.

16

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

Note 5. 10% Shareholders

As of March 31, 2014, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% of Shares Outstanding	Number of Accounts
26%	2

The shareholders are not affiliated with Virtus.

Note 6. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At March 31, 2014, the Fund held securities issued by various companies in the Consumer Staples sector, representing 34% of the total investments of the Fund.

Note 7. Indemnifications

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Trust. In addition in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 8. Federal Income Tax Information

($ reported in thousands)

At March 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,505,283	$465,905	$(44,360)	$421,545

The Fund has capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

2018	Total
$203,918	$203,918

17

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 9. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

18

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Foreign Opportunities Fund (the “Fund”). At an in-person meeting held November 12-14, 2013, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information provided by VIA and the Subadviser, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a fund’s portfolio. Under this structure, VIA is responsible for the

19

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

management of the Fund’s investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a

20

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended September 30, 2013.

The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10- year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10- year periods and underperformed its benchmark for the 1- year period.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, expense information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee was above the median of the Expense Group and net total expenses were slightly below the median of the Expense Group.

Based on the level and type of services provided, the Board determined that the Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

21

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc., is an unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no change to the advisory fee structure of the Fund was necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund was to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliates of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

22

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

23

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8025	5-14

SEMIANNUAL REPORT

Virtus Multi-Sector Short Term Bond Fund

March 31, 2014

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Multi-Sector Short Term Bond Fund

(“Multi-Sector Short Term Bond Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The past six months were generally strong for equities, despite some volatility in the first part of 2014. For much of January and February, uncertainty around the emerging markets economies, the Russia-Ukraine crisis, a winter-related slowing of U.S. growth, and the Federal Reserve’s asset purchase tapering prompted investors to seek “safety” in other investments, such as bonds. As March drew to a close, worries eased and stocks regained their footing.

For the six-month period ended March 31, 2014, the U.S. stock market produced strong, double-digit returns. The S&P 500® Index gained 12.51%, the Dow Jones Industrial Average rose 10.05%, and the NASDAQ Composite Index was up 12.02%. International equities had mixed performance, as developed markets led by Europe generally posted strong returns, while emerging markets underperformed after several years of strong asset inflows.

Following the Fed’s pre-taper announcement last May, the bond market struggled for much of 2013 but rallied at year-end into early 2014. The 10-year Treasury yield rose above 3.00% at the end of 2013 for the first time since July 2011, but declined to 2.73% on March 31. The broad fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, rose 1.70% for the six-month period.

Looking ahead, the prospect of higher interest rates will likely be a key market focus, particularly after the Fed ends its bond purchases, expected later this year. However, higher rates signify an improving economy, and should give investors good reason for optimism. The U.S. is showing signs of a return to growth in hiring, consumer spending, and housing. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings. Globally, China’s recovery remains tenuous, while Europe’s economy is gaining strength.

Market uncertainty is an ever present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

Thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2014

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

MARCH 31, 2014 (Unaudited)

KEY INVESTMENT TERMS

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges and it is not available for direct investment.

Dow Jones Industrial AverageSM

A priceweighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ Composite Index

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays some or all interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges and it is not available for direct investment.

2

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2013 TO MARCH 31, 2014

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Multi-Sector Short Term Bond Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class T shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares are sold without a sales charge. Class I shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

3

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2013 TO MARCH 31, 2014

Expense Table
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,023.20	0.99%	$4.99
Class B	1,000.00	1,020.80	1.49	7.51
Class C	1,000.00	1,023.80	1.24	6.26
Class T	1,000.00	1,019.20	1.74	8.77
Class I	1,000.00	1,026.60	0.74	3.74

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.93	0.99	5.00
Class B	1,000.00	1,017.41	1.49	7.52
Class C	1,000.00	1,018.67	1.24	6.26
Class T	1,000.00	1,016.15	1.74	8.78
Class I	1,000.00	1,021.20	0.74	3.74

*	Expenses are equal to the Fund’s annualized expense ratio which is net of fees waived and expenses reimbursed if any multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

4

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

Asset Allocations

The following table presents the portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector at March 31, 2014.
Corporate Bonds	39%
Mortgage-Backed Securities	22
Loan Agreements	16
Asset-Backed Securities	16
Foreign Government Securities	5
Other (includes short-term investments)	2

Total	100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—1.0%
U.S. Treasury Note
0.250%, 4/30/14	$12,800	$12,802
0.750%, 3/15/17	25,000	24,910
1.375%, 9/30/18	50,000	49,566
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $87,776)		87,278
MUNICIPAL BONDS—0.1%
Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	5,868	6,070

Puerto Rico—0.0%
Commonwealth of Puerto Rico Taxable Series A, 8.000%, 7/1/35	1,805	1,686

Virginia—0.0%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	4,715	3,359
TOTAL MUNICIPAL BONDS (Identified Cost $11,900)		11,115

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—4.9%
Argentine Republic 8.280%, 12/31/33	$48,742		$38,823
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(4)	27,308		23,792
RegS 7.000%, 12/1/18(4)	8,350		6,450
Commonwealth of Australia Series 125 6.250%, 6/15/14	14,350	AUD	13,411
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	40,545	NZD	36,129
Federative Republic of Brazil 12.500%, 1/5/16	92,159	BRL	42,647
Mongolia 144A 4.125%, 1/5/18(3)	16,000		14,560
New South Wales, Australia Treasury Corp. Series 17 5.500%, 3/1/17	10,665	AUD	10,544
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)	5,759		5,730
Republic of Colombia 12.000%, 10/22/15	27,535,000	COP	15,527

See Notes to Financial Statements

5

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	132,050,000	IDR	$12,407
Series FR55, 7.375%, 9/15/16	20,196,000	IDR	10,581
Republic of Latvia RegS 2.750%, 1/12/20(4)	$17,060		16,467
Republic of Panama RegS 5.200%, 1/30/20(4)	3,800		4,207
Republic of Peru GDN 144A 7.840%, 8/12/20(3)	50,140	PEN	19,796
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	17,450		18,301
Russian Federation 144A 7.850%, 3/10/18(3)	1,005,000	RUB	28,221
RegS 7.500%, 3/31/30(2)(4)	1,370		1,558
State of Qatar 144A 3.125%, 1/20/17(3)	12,000		12,666
United Mexican States Series M, 6.000%, 6/18/15	1,096,623	MXN	86,189
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $434,111)			418,006
MORTGAGE-BACKED SECURITIES—21.9%
Agency—1.8%
FHLMC
6.000%, 8/1/34	477		537
4.000%, 8/1/42	10,696		11,106
FNMA
5.500%, 1/1/17	82		87
6.000%, 5/1/17	26		27
4.500%, 4/1/18	190		201
5.000%, 10/1/19	583		621
5.500%, 2/1/20	215		229
5.500%, 3/1/20	161		172
5.500%, 3/1/20	21		22
5.500%, 3/1/20	98		104
5.500%, 3/1/20	168		179
5.500%, 4/1/20	313		341
5.000%, 6/1/20	698		748
4.000%, 8/1/25	18,582		19,675
3.000%, 6/1/27	1,503		1,546
2.500%, 5/1/28	20,338		20,346

	PAR VALUE	VALUE
Agency (continued)
6.000%, 12/1/32	$64	$72
5.500%, 2/1/33	102	112
5.500%, 5/1/34	491	545
6.000%, 8/1/34	374	420
6.000%, 10/1/34	269	302
6.000%, 10/1/34	285	317
5.500%, 11/1/34	413	455
5.500%, 11/1/34	151	166
6.000%, 11/1/34	602	670
5.500%, 12/1/34	221	246
5.500%, 1/1/35	369	408
6.000%, 1/1/37	582	652
6.000%, 1/1/37	480	535
5.500%, 7/1/37	10	11
6.000%, 7/1/37	141	157
6.000%, 12/1/37	471	524
6.000%, 4/1/38	334	371
5.000%, 12/1/39	10,825	11,888
4.500%, 4/1/40	13,573	14,485
5.000%, 8/1/40	20,473	22,336
4.000%, 10/1/40	261	271
4.000%, 3/1/41	7,840	8,147
4.500%, 5/1/41	9,095	9,710
3.500%, 4/1/42	13,612	13,703
GNMA
6.500%, 7/15/31	13	15
6.500%, 8/15/31	45	50
6.500%, 11/15/31	25	28
6.500%, 2/15/32	24	28
6.500%, 4/15/32	53	60
6.500%, 4/15/32	53	59
2.586%, 4/16/54	9,579	9,843

		152,527

Non-Agency—20.1%
A10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	4,925	4,939
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	900	891
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(3)	10,511	10,933
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.114%, 7/10/43(2)	10,916	11,279

See Notes to Financial Statements

6

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Banc of America Alternative Loan Trust
03-2, CB3 5.750%, 4/25/33	$22,318	$24,234
03-10, 2A1 6.000%, 12/25/33	4,393	4,762
Banc of America Commercial Mortgage Trust 07-2, A4 5.601%, 4/10/49(2)	17,178	18,977
Banc of America Funding Corp.
04-4, 3A1 4.750%, 10/25/19	4,640	4,738
04-B, 2A1 5.463%, 11/20/34(2)	1,273	1,266
06-2, 3A1 6.000%, 3/25/36	4,299	4,365
Banc of America Mortgage Securities, Inc.
04-11, 2A1 5.750%, 1/25/35	3,129	3,286
05-3, 2A2 5.500%, 3/25/35	404	406
05-3, 1A15 5.500%, 4/25/35	3,411	3,571
Banc of America Mortgage Trust 04-7, 6A3 4.500%, 8/25/19	1,912	1,933
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust
04-18CB, 1A1 6.000%, 9/25/34	15,221	16,161
04-36CBC, 2A1 5.500%, 2/25/35	7,388	7,415
Bank of America (Merrill Lynch – Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	10,300	11,091

	PAR VALUE	VALUE
Non-Agency (continued)
Bank of America (Merrill Lynch – Countrywide) Home Loan Mortgage Pass-Through-Trust
02-35, 1A2 5.000%, 2/25/18	$1,143	$1,163
03-4, 1A15 5.500%, 4/25/33	2,507	2,581
03-28, A8 5.500%, 8/25/33	1,100	1,141
04-6, 1A2 2.679%, 5/25/34(2)	2,222	2,227
04-4, A6 5.500%, 5/25/34	1,564	1,614
Bank of America (Merrill Lynch – Countrywide) Mortgage Trust 06-C1, AM 5.657%, 5/12/39(2)	7,520	8,146
Bank of America (Merrill Lynch – Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	19,916	20,551
Bank of America (Merrill Lynch) Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(2)	10,000	11,137
Bank of America (Merrill Lynch) Commercial Mortgage Trust 06-3, A4 5.414%, 7/12/46(2)	11,178	12,122
Bank of America Re-Remic Trust 12-CLRN, E 144A 3.355%, 8/15/17(2)(3)	7,500	7,530
Bayview Commercial Asset Trust
07-5A, A2 144A 1.054%, 10/25/37(2)(3)	15,942	15,566
08-1, A2A 144A 1.154%, 1/25/38(2)(3)	14,178	13,981
08-1, A3 144A 1.654%, 1/25/38(2)(3)	29,970	28,420
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	3,125	3,196

See Notes to Financial Statements

7

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Bear Stearns Adjustable Rate Mortgage Trust
03-9, 4A1 2.609%, 2/25/34(2)	$8,763	$8,774
04-10, 14A1 5.069%, 1/25/35(2)	2,417	2,453
05-8, A3 144A 5.147%, 8/25/35(2)(3)	369	371
Bear Stearns Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	9,946	10,278
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.576%, 4/12/38(2)	10,700	11,604
06-PW12, AM 5.751%, 9/11/38(2)	9,250	10,015
06-PW14, AM 5.243%, 12/11/38	10,000	10,915
05-PW10, AM 5.449%, 12/11/40(2)	14,480	15,385
06-PW13, AM 5.582%, 9/11/41(2)	3,272	3,577
07- PW15, AM 5.363%, 2/11/44	22,100	23,087
07- PW17, A4 5.694%, 6/11/50(2)	21,890	24,489
07-PW18, A4 5.700%, 6/11/50	17,330	19,453
07-PW18, AM 6.084%, 6/11/50(2)	12,400	14,060
Citicorp Mortgage Securities, Inc. 07-1, A1 5.500%, 1/25/22	457	461
Citigroup – Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.216%, 7/15/44(2)	6,410	6,790
06-CD2, A4 5.302%, 1/15/46(2)	2,659	2,833
07-CD4, A4 5.322%, 12/11/49	3,730	4,083

	PAR VALUE	VALUE
Non-Agency (continued)
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.694%, 12/10/49(2)	$19,711	$21,873
Citigroup Mortgage Loan Trust, Inc.
03-UP3, A2 7.000%, 9/25/33	1,161	1,224
14-A, A 144A 4.000%, 1/25/35(2)(3)	28,286	29,381
05-5, 2A3 5.000%, 8/25/35	925	936
Commercial Mortgage Trust
07-GG11, AM 5.867%, 12/10/49(2)	18,174	19,972
Credit Suisse Commercial Mortgage Trust
07-C4, A1AM 5.971%, 9/15/39(2)	27,590	29,711
07-C1, A1A 5.361%, 2/15/40	40,379	42,921
07-C2, A3 5.542%, 1/15/49(2)	12,995	14,205
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	2,827	2,896
04-AR8, 6A1 2.487%, 9/25/34(2)	11,310	11,409
04-8, 7A1 6.000%, 12/25/34	8,779	9,296
04-CF2, 1M1 144A 5.250%, 1/25/43(2)(3)	3,625	3,683
Extended Stay America Trust
13-ESH7, A17 144A 2.295%, 12/5/31(3)	29,200	28,050
13-ESH7, A27 144A 2.958%, 12/5/31(3)	8,340	8,277
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	3,932	3,989
GMAC Commercial Mortgage Securities, Inc. 04-C3, A4 4.547%, 12/10/41	544	546

See Notes to Financial Statements

8

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
GMAC Mortgage Corp. Loan Trust
03-J7 5.500%, 11/25/33	$2,061	$2,153
04-AR1, 12A 3.089%, 6/25/34(2)	10,013	10,335
05-AR1, 5A 5.066%, 3/18/35(2)	4,250	4,245
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.819%, 8/10/45(2)	21,864	24,251
GSR Mortgage Loan Trust
04-15F, 2A2 5.000%, 12/25/34	3,561	3,749
05-5F, 2A8 5.500%, 6/25/35	1,731	1,754
05-AR4, 6A1 5.215%, 7/25/35(2)	7,469	7,459
07-1F, 2A2 5.500%, 1/25/37	745	719
Heller Financial Commercial Mortgage Asset 00-PH1, G 144A 6.750%, 1/17/34(3)	2,681	2,768
Hilton USA Trust 13-HLT, EFX 144A 4.453%, 11/5/30(2)(3)	17,050	17,257
JPMorgan Chase (Washington Mutual) Commercial Mortgage Securities Trust 06-SL1, A 144A 4.249%, 11/23/43(2)(3)	1,613	1,615
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
04-CB1, 5A 5.000%, 6/25/19	2,223	2,289
03-AR6, A1 2.439%, 6/25/33(2)	1,449	1,469
03-AR4, 2A1 2.250%, 8/25/33(2)	450	450
04-CB1, 2A 5.000%, 6/25/34	4,439	4,746

	PAR VALUE	VALUE
Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
13-ALC, A 144A 1.655%, 7/17/26(2)(3)	$8,700	$8,711
09-IWST, A1 144A 4.314%, 12/5/27(3)	7,386	7,862
09-IWST, A2 144A 5.633%, 12/5/27(3)	4,900	5,584
13-INN, D 144A 3.555%, 10/15/30(2)(3)	24,650	24,711
10-CNTR, A1 144A 3.300%, 8/5/32(3)	2,165	2,254
10-CNTR, A2 144A 4.311%, 8/5/32(3)	14,828	15,872
06-LDP7, A4 5.845%, 4/15/45(2)	12,301	13,403
06-LDP7, AM 5.845%, 4/15/45(2)	22,312	24,428
06-LDP9, A3 5.336%, 5/15/47	20,649	22,548
07-LDPX, AM 5.464%, 1/15/49(2)	24,049	25,148
07-LD12, A4 5.882%, 2/15/51(2)	8,029	8,954
JPMorgan Chase Mortgage Trust
03-A2, 3A1 1.990%, 11/25/33(2)	7,823	7,826
06-A2, 4A1 2.733%, 8/25/34(2)	2,923	2,922
04-A4, 2A1 2.435%, 9/25/34(2)	5,078	5,171
05-A1, 4A1 3.157%, 2/25/35(2)	1,170	1,197
05-A2, 4A1 5.028%, 4/25/35(2)	1,499	1,490
05-A4, 3A1 2.258%, 7/25/35(2)	8,695	8,720
06-A4, 3A1 5.070%, 6/25/36(2)	7,807	7,005
06-A6, 3A3L 5.031%, 10/25/36(2)	2,055	1,880
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	38,245	39,133
Leaf II Receivables Funding LLC 13-1, C 144A 3.460%, 9/15/21(3)	6,850	6,868

See Notes to Financial Statements

9

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Lehman Brothers – UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(2)	$9,580	$9,651
06-C3, AM 5.712%, 3/15/39(2)	7,615	8,215
07-C2, A3 5.430%, 2/15/40	6,447	7,105
07-C6, A4 5.858%, 7/15/40(2)	21,529	23,078
07-C7, A3 5.866%, 9/15/45(2)	11,129	12,577
MASTR Adjustable Rate Mortgages Trust 04-12, 3A1 2.675%, 11/25/34(2)	2,589	2,587
MASTR Alternative Loan Trust
04-7, 4A1 4.500%, 7/25/19	5,025	5,137
03-8, 2A1 5.750%, 11/25/33	9,502	9,961
04-4, 6A1 5.500%, 4/25/34	5,024	5,423
04-6, 7A1 6.000%, 7/25/34	7,450	7,749
04-7, 9A1 6.000%, 8/25/34	20,700	21,607
05-2, 2A1 6.000%, 1/25/35	4,620	4,788
05-2, 1A1 6.500%, 3/25/35	12,562	13,314
MASTR Asset Securitization Trust
04-6, 4A1 5.000%, 7/25/19	1,514	1,567
05-1, 1A1 5.000%, 5/25/20	1,103	1,136
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	2,169	2,234
Morgan Stanley Capital I Trust
06-T23, AM 5.811%, 8/12/41(2)	10,575	11,646

	PAR VALUE	VALUE
Non-Agency (continued)
06-IQ12, A4 5.332%, 12/15/43	$14,575	$15,797
07-IQ14, AM 5.679%, 4/15/49(2)	31,232	32,710
07-IQ14, A4 5.692%, 4/15/49(2)	17,390	19,226
07-LQ14, AMFX 5.877%, 4/15/49(2)	5,000	5,229
07-LQ16, A4 5.809%, 12/12/49	22,735	25,292
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.159%, 2/25/34(2)	2,299	2,288
04-2AR, 4A 2.530%, 2/25/34(2)	2,072	2,110
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	20,790	20,942
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(3)	12,970	13,567
04-R3, A1 144A 6.500%, 2/25/35(3)	8,816	9,116
05-WF1, 2A2 4.786%, 3/25/35	3,097	3,212
Residential Accredit Loans, Inc.
03-QS6, A4 4.250%, 3/25/33	2,675	2,731
05-QS1, A5 5.500%, 1/25/35	2,028	2,047
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	3,098	3,331
04-SL1, A8 6.500%, 11/25/31	3,624	3,729
05-SL2, A4 7.500%, 2/25/32	3,066	3,234
04-SL4, A3 6.500%, 7/25/32	1,976	2,042
Residential Asset Securities Corp. 01-KS2, AI5 7.514%, 6/25/31(2)	3,263	3,303

See Notes to Financial Statements

10

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Residential Asset Securitization Trust
13-LT2, A 144A 2.833%, 5/22/28(3)	$10,085	$10,068
03,A11, A9 5.750%, 11/25/33	3,864	4,042
04-A1, A5 5.500%, 4/25/34	15,383	16,037
04-QS8, A6 5.500%, 6/25/34	6,168	6,439
Residential Funding Mortgage Securities I, Inc.
06-S12, 1A1 5.500%, 12/25/21	2,168	2,250
05-S1, 1A2 5.500%, 2/25/35	2,137	2,162
05-S9, A9 5.500%, 12/25/35	911	910
06-S4, A2 6.000%, 4/25/36	1,367	1,289
SBA Tower Trust 144A 4.254%, 4/15/15(3)	13,535	13,990
Sequoia Mortgage Trust 12-3, A1 144A 4.000%, 12/25/43(2)(3)	14,862	15,062
SilverLeaf Finance XVII LLC 13-12, A1 144A 2.680%, 3/16/26(3)	10,466	10,387
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(3)	2,017	2,014
Springleaf Mortgage Loan Trust
09-1, A7 144A 5.750%, 9/25/48(2)(3)	11,100	11,221
11-1A, A1 144A 4.050%, 1/25/58(2)(3)	4,858	5,085
12-3A, A 144A 1.570%, 12/25/59(2)(3)	4,293	4,291
Structured Adjustable Rate Mortgage Loan Trust
03-30, 2A1 5.112%, 10/25/33(2)	6,361	6,757

	PAR VALUE	VALUE
Non-Agency (continued)
04-4, 3A4 2.477%, 4/25/34(2)	$4,151	$4,120
04-4, 3A1 2.477%, 4/25/34(2)	1,217	1,207
04-4, 3A2 2.477%, 4/25/34(2)	4,806	4,824
04-5, 3A2 2.436%, 5/25/34(2)	2,552	2,555
04-14, 7A 2.368%, 10/25/34(2)	17,224	17,176
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(3)	11,952	11,733
02-AL1, A3 3.450%, 2/25/32	5,701	5,625
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
03-21, 2A2 5.250%, 8/25/33	2,492	2,554
03-33H, 1A1 5.500%, 10/25/33	5,075	5,189
03-34A, 6A 2.689%, 11/25/33(2)	4,071	4,005
04-21XS, 2A4A 4.900%, 12/25/34(2)	751	754
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.137%, 1/25/37(2)	1,530	1,517
Topre Corp. 13-LTR1, A 3.470%, 11/20/28	6,456	6,459
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
04-C15, B 4.892%, 10/15/41	14,875	15,124
06-C25, AM 5.722%, 5/15/43(2)	18,625	20,137
06-C25, A4 5.722%, 5/15/43(2)	9,873	10,572
07-C30, A5 5.342%, 12/15/43	39,765	43,562
07-C30, AM 5.383%, 12/15/43	24,070	26,059

See Notes to Financial Statements

11

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
07-C31, A4 5.509%, 4/15/47	$12,177	$13,231
07-31, AM 5.591%, 4/15/47(2)	34,000	37,285
07-C32, A3 5.724%, 6/15/49(2)	22,577	24,892
07-C33, A5 5.953%, 2/15/51(2)	1,265	1,419
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	270	274
03-G, A1 2.490%, 6/25/33(2)	1,723	1,759
03-J, 5A1 2.490%, 10/25/33(2)	743	751
04-4, A9 5.500%, 5/25/34	2,950	3,038
04-Z, 2A1 2.615%, 12/25/34(2)	10,204	10,389
04-CC, A1 2.615%, 1/25/35(2)	4,177	4,192
05-12, 1A1 5.500%, 11/25/35	7,232	7,451
05-14, 2A1 5.500%, 12/25/35	5,445	5,587
06-6, 1A15 5.750%, 5/25/36	712	715
06-16, A5 5.000%, 11/25/36	1,932	1,996
07-16, 1A1 6.000%, 12/28/37	6,902	7,132
07-AR10, 2A1 6.179%, 1/25/38(2)	5,862	5,875

		1,722,408
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $1,822,701)		1,874,935
ASSET-BACKED SECURITIES—16.0%
1st Financial Bank U.S.A. 10-D, C 144A 5.920%, 6/17/19(3)	3,000	3,009

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust
10-4, C 2.760%, 5/9/16	$2,417	$2,438
11-1, C 2.850%, 8/8/16	800	811
10-4, D 4.200%, 11/8/16	7,700	7,970
11-1, D 4.260%, 2/8/17	11,119	11,536
11-5, D 5.050%, 12/8/17	5,010	5,344
12-1, C 2.670%, 1/8/18	4,625	4,731
12-3, C 2.420%, 5/8/18	16,750	17,169
12-3, D 3.030%, 7/9/18	19,762	20,427
12-4, D 2.680%, 10/9/18	7,150	7,317
13-2, D 2.420%, 5/8/19	20,600	20,770
14-1, D 2.540%, 6/8/20	5,350	5,326
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	1,823	1,885
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	4,424	4,545
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	2,769	3,000
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	12,848	13,490
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	23,085	23,211
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	18,200	18,016
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates
04-10, AF6 4.485%, 12/25/34(2)	2,638	2,719

See Notes to Financial Statements

12

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
04-12, AF6 4.634%, 3/25/35(2)	$2,407	$2,446
05-1 AF5A 5.497%, 7/25/35(2)	13,675	13,162
05-12, 2A3 5.069%, 2/25/36(2)	4,191	4,274
BankAmerica Manufactured Housing Contract Trust 98-1, B1 7.810%, 8/10/25(2)	5,066	5,426
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	10,437	11,121
Bayview Financial Mortgage-Pass-Through Trust
06-B, 1A2 5.800%, 4/28/36(2)	192	201
06-A, 1A2 5.483%, 2/28/41(2)	190	195
06-A, 1A4 6.087%, 2/28/41(2)	16,408	17,167
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	14,239	14,277
Bush Truck Leasing LLC 11-44, A 144A 5.000%, 9/25/18(3)	779	775
BXG Receivables Note Trust
10-A, A 144A 5.100%, 3/2/26(3)	3,069	3,183
12-A, A 144A 2.660%, 12/2/27(3)	6,304	6,214
13-A, A 144A 3.010%, 12/4/28(3)	10,906	10,979
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(3)	13,570	13,661
13-1, B 144A 2.240%, 1/15/19(3)	11,600	11,721
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	5,425	5,388

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
13-4, C 2.670%, 2/20/19	$2,550	$2,557
Carfinance Capital Auto Trust
13-A, B 144A 2.750%, 11/15/18(3)	6,740	6,806
13-A1, C 144A 3.450%, 3/15/19(3)	2,210	2,228
13-2A, B 144A 3.150%, 8/15/19(3)	19,350	19,594
CarMax Auto Owner Trust 12-1, B 1.760%, 8/15/17	6,190	6,310
CarNow Auto Receivables Trust
12-1A, C 144A 4.940%, 3/15/16(3)	2,416	2,429
13-1A, B 144A 1.970%, 11/15/17(3)	4,570	4,575
13-1A, C 144A 2.980%, 11/15/17(3)	7,244	7,256
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	10,446	10,495
CFC LLC 14-1A, B 144A 2.720%, 4/15/20(3)	5,550	5,549
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	24,640	24,896
CIT Equipment Collateral 12-VT1, D 144A 4.120%, 10/21/19(3)	10,000	10,016
Citicorp Residential Mortgage Securities, Inc.
07-1, A6 5.702%, 3/25/37(2)	4,054	4,194
07-12, A6 5.817%, 6/25/37(2)	10,063	10,118
07-2, A4 5.817%, 6/25/37(2)	7,000	6,847
CNH Equipment Trust
12-B, A4 1.160%, 6/15/20	10,000	10,080
12-B, B 1.780%, 6/15/20	4,000	4,056

See Notes to Financial Statements

13

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	$161	$168
01-3, A4 6.910%, 5/1/33(2)	12,988	14,423
Cronos Containers Program Ltd. 12-2A, A 144A 3.810%, 9/18/27(3)	18,993	19,179
Direct Capital Funding IV LLC
13-1, D 144A 4.599%, 10/20/19(3)	3,555	3,551
13-A1, C 144A 4.830%, 11/20/20(3)	5,000	4,990
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	39,019	41,751
Drug Royalty LP
I 12-1, A2 144A 5.800%, 7/15/24(3)	4,508	4,692
II 12-1, A1 144A 4.239%, 1/15/25(2)(3)	5,451	5,576
II 12-1, A2 144A 4.474%, 1/15/25(3)	10,349	10,577
DT Auto Owner Trust
12-1A, C 144A 3.380%, 10/16/17(3)	7,416	7,436
13-1A, C 144A 2.730%, 2/15/19(3)	17,775	17,939
13-2A, C 144A 3.060%, 9/16/19(3)	17,500	17,741
14-1A, C 144A 2.640%, 10/15/19(3)	14,400	14,409
Exeter Automobile Receivables Trust
12-1A, C 144A 5.270%, 10/16/17(3)	8,500	8,836
12-2A, C 144A 3.060%, 7/16/18(3)	8,050	8,139
13-2A, B 144A 3.090%, 7/16/18(3)	17,820	18,217
14-1A, B 144A 2.420%, 1/15/19(3)	9,220	9,257
13-1A, C 144A 3.520%, 2/15/19(3)	15,000	15,126
14-1A, C 144A 3.570%, 7/15/19(3)	14,380	14,441
13-1A, D 144A 5.050%, 10/15/19(3)	13,000	13,018

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	$16,133	$16,231
Global Science Finance S.R.L.
13-1A, A 144A 2.980%, 4/17/28(3)	23,117	22,749
13-2A, A 144A 3.670%, 11/17/28(3)	6,767	6,809
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	5,356	5,433
Great America Leasing Receivables 13-1, A4 144A 1.160%, 5/15/18(3)	2,235	2,240
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	13,454	13,698
GSAA Trust 05-1, AF4 5.484%, 11/25/34(2)	869	925
Harley-Davidson Motorcycle Trust 10-1, C 2.590%, 4/15/18	8,500	8,576
Hertz Vehicle Financing LLC
09-2A, A2 144A 5.290%, 3/25/16(3)	5,000	5,177
13-1A, A1 144A 1.120%, 8/25/17(3)	18,325	18,319
11-1A, A2 144A 3.290%, 3/25/18(3)	12,290	12,929
Hilton Grand Vacations Trust 13-A, A 144A 2.280%, 1/25/26(3)	16,229	16,382
Huntington Auto Trust 12-2, R 144A 0.000%, 5/15/19(3)	60,013	2,476
Hyundai Auto Receivables Trust 12-B, C 1.950%, 10/15/18	10,000	10,193
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	4,122	4,142
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	1,265	1,304

See Notes to Financial Statements

14

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Leaf II Receivables Funding LLC 12-1, D 144A 4.680%, 9/15/20(3)	$5,859	$5,859
Lehman Brothers Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	5,215	5,347
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(3)	18,802	19,126
10-1A, A 144A 3.540%, 10/20/32(3)	818	843
10-1A, B 144A 4.520%, 10/20/32(3)	1,595	1,662
Master Credit Card Trust 12-2A, A 144A 0.780%, 4/21/17(3)	5,000	5,007
Miramax LLC 11-1A, A 144A 6.250%, 10/20/21(3)	9,311	9,607
MMCA Auto Owner Trust 11-A, B 144A 2.720%, 10/17/16(3)	3,500	3,567
Nations Equipment Finance Funding I LLC
13-1A, B 144A 3.818%, 5/20/21(3)	4,000	4,040
13-1A, C 144A 5.500%, 5/20/21(3)	7,833	7,642
New Century Home Equity Loan Trust 05-A, A4W 4.892%, 8/25/35(2)	17,277	18,019
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	6,749	6,916
12-AA, B 144A 4.870%, 3/10/27(3)	635	647
Prestige Auto Receivables Trust 14-1A, C 144A 2.390%, 5/15/20(3)	7,000	6,963
Rental Car Finance Corp. 11-1A, B1 144A 4.380%, 2/25/16(3)	4,000	4,067
Residential Asset Mortgage Products, Inc. 03-RS8, AI7 5.015%, 9/25/33(2)	1,293	1,314

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Residential Funding Mortgage Securities II Home Loan Trust
06-HI2, A3 5.790%, 2/25/36	$1,088	$1,087
06-H11, M1 6.010%, 2/25/36(2)	6,390	6,491
07-HI1, A3 5.720%, 3/25/37	11,360	11,406
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	3,593	3,604
10-B, C 144A 3.020%, 10/17/16(3)	6,911	6,946
12-4, C 2.940%, 12/15/17	5,170	5,326
12-2, D 3.870%, 2/15/18	31,045	32,445
12-6, C 1.940%, 3/15/18	9,645	9,752
12-5, C 2.700%, 8/15/18	4,850	4,993
12-6, D 2.520%, 9/17/18	17,455	17,648
13-1, D 2.270%, 1/15/19	23,445	23,556
13-3, C 1.810%, 4/15/19	17,215	17,276
13-5, D 2.730%, 10/15/19	19,500	19,671
Sierra Receivables Funding Co. LLC 14-1A, A 144A 2.070%, 3/20/30(3)	9,000	8,977
Sierra Timeshare Receivables Funding, LLC
10-3A, B 144A 4.440%, 11/20/25(3)	4,088	4,204
11-1A, B 144A 4.230%, 4/20/26(3)	4,068	4,236
12-2A, B 144A 3.420%, 3/20/29(3)	5,480	5,611
12-3A, A 144A 1.870%, 8/20/29(3)	19,217	19,375
13-1A, A 144A 1.590%, 11/20/29(3)	7,589	7,619

See Notes to Financial Statements

15

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	$12,167	$12,260
SLM Private Education Loan Trust
13-B, A2A 144A 1.850%, 6/17/30(3)	14,500	14,128
13-C, A2A 144A 2.940%, 10/15/31(3)	9,405	9,582
SLM Student Loan Trust 14-A, 2A2 144A 2.590%, 1/15/26(3)	3,850	3,869
SNAAC Auto Receivables Trust 12-1A, A 144A 1.780%, 6/15/16(3)	27	27
Soundview Home Loan Trust 05-OPT4, 2A3 0.414%, 12/25/35(2)	9,507	9,193
Structured Asset Investment Loan Trust 05-HE1 05-HE1, M1 0.859%, 7/25/35(2)	5,365	5,027
Structured Asset Securities Corp.
01-SB1, A2 3.375%, 8/25/31	2,838	2,790
05-S7, A2 144A 0.454%, 12/25/35(2)(3)	5,883	5,674
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	5,482	5,623
12-AA, A 144A 2.000%, 9/20/29(3)	10,705	10,730
TAL Advantage LLC 12-1A, A 144A 3.860%, 5/20/27(3)	13,720	13,757
TAL Advantage V LLC 13-1A A 144A 2.830%, 2/22/38(3)	14,927	14,636
Terwin Mortgage Trust 04-15AL, A1 144A 5.795%, 7/25/34(2)(3)	6,869	6,751
Textainer Marine Containers Ltd. 13-1A, A 144A 3.900%, 9/20/38(3)	19,000	19,384
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	7,488	7,639

	PAR VALUE		VALUE
ASSET-BACKED SECURITIES (continued)
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(3)	$5,620		$6,108
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	19,339		20,250
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	22,151		23,130
VFC LLC 13-1, A 144A 3.130%, 3/20/26(3)	3,909		3,952
Volvo Financial Equipment LLC
13-1A, B 144A 1.240%, 8/15/19(3)	15,835		15,858
14-1A, C 144A 1.940%, 11/15/21(3)	6,000		5,964
Wachovia Asset Securitization Issuance II LLC 07-HE2A, A 144A 0.284%, 7/25/37(2)(3)	11,710		10,013
Welk Resorts LLC 13-A, A 144A 3.100%, 3/15/29(3)	6,661		6,727
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	811		816
TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,358,072)			1,373,696
CORPORATE BONDS—38.6%
Consumer Discretionary—2.2%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	14,225	BRL	5,846
Boyd Gaming Corp.
9.125%, 12/1/18	2,425		2,641
9.000%, 7/1/20	5,350		5,945
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	5,810		6,217
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	3,625		3,272
CCO Holdings LLC 7.375%, 6/1/20	6,700		7,345
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	8,020		8,702

See Notes to Financial Statements

16

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	$2,330	$2,403
Daimler Finance North America LLC
144A 2.625%, 9/15/16(3)	11,000	11,403
144A 1.875%, 1/11/18(3)	7,100	7,072
Dana Holding Corp. 6.500%, 2/15/19	3,973	4,261
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	755	775
144A 4.875%, 11/1/20(3)	13,800	14,162
Hyatt Hotels Corp. 3.875%, 8/15/16	7,000	7,367
Hyundai Motor Manufacturing 144A 4.500%, 4/15/15(3)	6,000	6,212
International Game Technology 7.500%, 6/15/19	1,115	1,309
Jaguar Land Rover Automotive plc 144A 4.125%, 12/15/18(3)	6,845	7,042
KOC Holding AS 144A 3.500%, 4/24/20(3)	13,595	12,371
MGM Resorts International 6.750%, 10/1/20	6,500	7,223
ONO Finance II plc 144A 10.875%, 7/15/19(3)	1,035	1,159
QVC, Inc. 144A 3.125%, 4/1/19(3)	12,765	12,689
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	20,955	20,536
Toll Brothers Finance Corp.
4.000%, 12/31/18	4,075	4,187
6.750%, 11/1/19	10,036	11,441
Wyndham Worldwide Corp. 2.500%, 3/1/18	2,960	2,976
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	10,965	11,184

		185,740

	PAR VALUE	VALUE
Consumer Staples—0.3%
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(3)	$20,949	$20,661
Smithfield Foods, Inc. 144A 5.250%, 8/1/18(3)	6,850	7,132

		27,793

Energy—4.3%
Afren plc 144A 11.500%, 2/1/16(3)	4,790	5,449
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	17,435	17,609
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	7,271	7,835
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	2,334	2,375
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.875%, 5/1/19	4,000	4,340
Forest Oil Corp. 7.250%, 6/15/19	9,035	7,962
Frontier Oil Corp. 6.875%, 11/15/18	2,550	2,738
Gazprom OAO (Gaz Capital SA)
144A 4.950%, 5/23/16(3)(5)	5,000	5,156
144A 6.212%, 11/22/16(3)	10,405	11,055
144A 8.146%, 4/11/18(3)	2,880	3,254
144A 6.510%, 3/7/22(3)(5)	3,235	3,332
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	10,000	10,650
Linn Energy LLC (Linn Energy Finance Corp.) 144A 7.250%, 11/1/19(3)	12,500	13,094
Lukoil OAO International Finance BV
144A 3.416%, 4/24/18(3)	6,000	5,836
144A 6.375%, 11/5/14(3)	4,900	4,999
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	7,500	7,651
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	2,985	3,157

See Notes to Financial Statements

17

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS (continued)
Energy (continued)
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	$20,870	$21,705
Petrobras Global Finance Bv 3.250%, 3/17/17	21,600	21,670
Petrobras International Finance Co. 3.500%, 2/6/17	10,000	10,110
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	16,540	15,837
RegS 8.500%, 11/2/17(4)	80,300	67,452
Petroleos Mexicanos 3.125%, 1/23/19	20,730	21,228
PHI, Inc. 144A 5.250%, 3/15/19(3)	6,275	6,353
Plains Exploration & Production Co. 6.500%, 11/15/20	13,200	14,603
Pride International, Inc. 8.500%, 6/15/19	4,065	5,135
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	7,925	7,935
Rosneft Finance SA RegS 7.500%, 7/18/16(4)	13,235	14,343
Rosneft Oil Co. 144A 3.149%, 3/6/17(3)(5)	10,800	10,611
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	8,000	8,290
Sinopec Capital 2013 Ltd. 144A 1.875%, 4/24/18(3)	11,750	11,417
Venoco, Inc. 8.875%, 2/15/19	5,675	5,760
Weatherford International Ltd. 9.625%, 3/1/19	4,110	5,337

		364,278

Financials—18.9%
Abbey National Treasury Services plc 144A 3.875%, 11/10/14(3)	11,599	11,836

	PAR VALUE		VALUE
Financials (continued)
ABN AMRO Bank N.V. 144A 4.250%, 2/2/17(3)	$4,425		$4,753
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(3)	5,290		5,396
Air Lease Corp. 4.750%, 3/1/20	14,055		14,898
Aircastle Ltd.
4.625%, 12/15/18	7,740		7,943
6.250%, 12/1/19	10,400		11,284
Akbank TAS
144A 5.125%, 7/22/15(3)	8,900		9,145
144A 7.500%, 2/5/18(3)	12,140	TRY	4,872
Alfa Bank OJSC RegS 7.875%, 9/25/17(4)(5)	19,275		20,480
Allstate Corp. 6.125%, 5/15/37(2)(7)	4,730		4,966
American International Group, Inc.
2.375%, 8/24/15	5,825		5,942
5.850%, 1/16/18	7,300		8,344
American Tower Trust I 144A 1.551%, 3/15/18(3)	6,900		6,741
Anglo American Capital plc 144A 9.375%, 4/8/19(3)	1,950		2,496
Associated Banc Corp. 5.125%, 3/28/16	8,635		9,229
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)	4,880		5,059
Avis Budget Car Rental LLC 4.875%, 11/15/17	13,470		14,194
Banco Bradesco SA
144A 4.125%, 5/16/16(3)	7,000		7,315
144A 4.500%, 1/12/17(3)	13,000		13,682
Banco Continental SA (Continental Senior Trustees II Cayman Ltd.) 144A 5.750%, 1/18/17(3)(5)	10,000		10,825
Banco de Credito del Peru 144A 4.750%, 3/16/16(3)	14,800		15,614

See Notes to Financial Statements

18

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander Brasil SA
144A 4.500%, 4/6/15(3)	$7,500		$7,725
144A 8.000%, 3/18/16(3)	28,335	BRL	11,536
144A 4.625%, 2/13/17(3)	9,300		9,788
Banco Santander Chile 144A 2.109%, 6/7/18(2)(3)	5,300		5,307
Banco Votorantim SA 144A 5.250%, 2/11/16(3)	10,500		10,841
Bangkok Bank plc 144A 2.750%, 3/27/18(3)	16,550		16,423
Bank of America Corp.
2.000%, 1/11/18	14,905		14,881
5.490%, 3/15/19	2,868		3,187
(Countrywide Financial Corp.) 6.250%, 5/15/16	9,110		9,993
Bank of Baroda London 144A 4.875%, 7/23/19(3)	23,575		24,205
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	10,110		10,565
Bank of India
144A 3.250%, 4/18/18(3)	22,470		22,208
144A 3.625%, 9/21/18(3)	10,200		10,110
Barclays Bank plc
5.200%, 7/10/14	1,610		1,631
144A 6.050%, 12/4/17(3)	13,130		14,718
144A 5.926%(2)(3)(6)(7)	3,773		3,999
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	8,270		8,311
BioMed Realty LP 3.850%, 4/15/16	9,375		9,864
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	7,105		8,317
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	21,035		21,351
Capital One Financial Corp. 6.150%, 9/1/16	5,364		5,987
Chubb Corp. (The) 6.375%, 3/29/67(2)	8,205		9,108
Citigroup, Inc.
0.505%, 6/9/16(2)	3,400		3,359
5.500%, 2/15/17	23,460		25,899
2.500%, 9/26/18	10,000		10,057

	PAR VALUE	VALUE
Financials (continued)
CNA Financial Corp. 5.850%, 12/15/14	$7,575	$7,851
CNH Capital LLC
3.250%, 2/1/17	935	958
3.625%, 4/15/18	20,225	20,680
Comerica Bank
Series A1 5.700%, 6/1/14	1,900	1,916
4.800%, 5/1/15	1,828	1,903
5.750%, 11/21/16	5,940	6,639
Continental Airlines Pass-Through-Trust 99-2, C2 6.236%, 3/15/20	12,953	13,989
Corpbanca SA 3.125%, 1/15/18	8,000	7,886
Discover Bank 8.700%, 11/18/19	1,750	2,200
DNB Bank ASA 144A 3.200%, 4/3/17(3)	24,700	25,947
E*TRADE Financial Corp. 6.375%, 11/15/19	10,155	11,094
Fifth Third Bancorp 4.500%, 6/1/18	6,745	7,287
Fifth Third Bank 4.750%, 2/1/15	750	775
First Tennessee Bank N.A.
5.050%, 1/15/15	13,750	14,154
5.650%, 4/1/16	15,664	16,758
Ford Motor Credit Co. LLC
4.207%, 4/15/16	10,000	10,599
5.000%, 5/15/18	10,000	11,040
General Electric Capital Corp. 0.616%, 5/5/26(2)	8,000	7,316
General Motors Financial Co., Inc. 4.750%, 8/15/17	25,655	27,547
Genworth Holdings, Inc.
7.200%, 2/15/21	5,000	5,997
7.625%, 9/24/21	13,825	17,033
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	10,345	10,293

See Notes to Financial Statements

19

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS (continued)
Financials (continued)
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	$14,000	$15,458
2.900%, 7/19/18	8,200	8,365
7.500%, 2/15/19	2,451	2,966
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	18,800	19,834
HBOS plc 144A 6.750%, 5/21/18(3)	685	776
HCP, Inc.
3.750%, 2/1/16	8,000	8,422
3.750%, 2/1/19	4,940	5,207
Health Care REIT, Inc.
4.700%, 9/15/17	8,565	9,361
4.125%, 4/1/19	4,100	4,345
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	3,000	3,386
Hertz Corp. (The)
4.250%, 4/1/18	3,030	3,136
5.875%, 10/15/20	9,420	10,091
HSBC USA, Inc. 2.625%, 9/24/18	19,485	19,949
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	20,184
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(6)(7)	13,210	14,234
Hyundai Capital Services, Inc.
144A 6.000%, 5/5/15(3)	4,975	5,242
144A 3.750%, 4/6/16(3)	500	523
144A 1.450%, 2/6/17(3)	8,000	7,959
144A 2.125%, 10/2/17(3)	2,940	2,962
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17	965	975
144A 4.875%, 3/15/19(3)	1,520	1,547
ICICI Bank Ltd.
RegS 4.700%, 2/21/18(4)	13,000	13,502
144A 4.800%, 5/22/19(3)	13,000	13,512
ING Bank NV
144A 2.375%, 6/9/14(3)	5,000	5,019
144A 1.375%, 3/7/16(3)	9,000	9,026

	PAR VALUE		VALUE
Financials (continued)
ING US, Inc. 2.900%, 2/15/18	$25,620		$26,257
International Lease Finance Corp. 3.875%, 4/15/18	18,635		19,008
Intesa San Paolo SpA 3.125%, 1/15/16	12,190		12,481
iStar Financial, Inc. 4.875%, 7/1/18	12,250		12,617
Jefferies Group, Inc. 5.125%, 4/13/18	6,541		7,107
JPMorgan Chase & Co. 6.125%, 6/27/17	8,850		10,034
KeyBank N.A.
5.800%, 7/1/14	1,450		1,469
7.413%, 5/6/15	3,000		3,203
4.950%, 9/15/15	1,295		1,367
Korea Development Bank 3.500%, 8/22/17	9,750		10,320
Lazard Group LLC 4.250%, 11/14/20	7,765		8,048
Legg Mason, Inc. 5.500%, 5/21/19	13,868		15,321
Level 3 Financing, Inc. 7.000%, 6/1/20	4,065		4,426
Lincoln National Corp.
8.750%, 7/1/19	15,040		19,397
6.050%, 4/20/67(2)(7)	2,885		2,867
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	4,870		4,918
Manufacturers & Traders Trust Co. 5.629%, 12/1/21(2)	5,000		5,194
MetLife, Inc. 6.750%, 6/1/16	910		1,021
MFB Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)	2,960		3,136
Morgan Stanley
5.550%, 4/27/17	10,200		11,380
144A 10.090%, 5/3/17(3)	22,595	BRL	9,475
Nationstar Mortgage LLC 6.500%, 8/1/18	15,370		15,524
ORIX Corp. 5.000%, 1/12/16	5,228		5,577
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(3)	8,505		8,642

See Notes to Financial Statements

20

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS (continued)
Financials (continued)
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(5)	$14,800	$14,134
PNC Funding Corp. 5.625%, 2/1/17	3,130	3,466
Principal Life Global Funding II 144A2.250%, 10/15/18(3)	17,580	17,449
Progressive Corp. (The) 6.700%, 6/15/37(2)	2,740	3,014
Prudential Financial, Inc.
4.750%, 9/17/15	4,770	5,039
8.875%, 6/15/38(2)(7)	11,200	13,720
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	7,750	7,580
Regions Bank 7.500%, 5/15/18	12,001	14,193
Regions Financial Corp. 5.750%, 6/15/15	2,535	2,673
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	3,130	3,609
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(3)	2,905	2,988
144A 5.298%, 12/27/17(3)	18,055	17,874
144A 5.100%, 7/25/18(3)(5)	8,750	8,531
Sabra Health Care LP (Sabra Capital Corp.) 5.500%, 2/1/21	6,435	6,741
Santander Holdings USA, Inc. 3.000%, 9/24/15	980	1,009
Santander U.S. Debt S.A.U.
144A 3.724%, 1/20/15(3)	8,100	8,254
Unipersonal 144A 3.781%, 10/7/15(3)	8,000	8,275
SBA Tower Trust 144A2.933%, 12/15/17(3)	13,275	13,448
Sberbank of Russia (Sberbank Capital SA)
144A 4.950%, 2/7/17(3)(5)	35,165	36,255
144A 5.125%, 10/29/22(3)(5)	9,170	8,551

	PAR VALUE	VALUE
Financials (continued)
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A6.875%, 8/15/18(3)(10)	$2,210	$2,362
Senior Housing Properties Trust 4.300%, 1/15/16	6,875	7,149
Shinhan Bank
144A 4.375%, 7/27/17(3)	11,700	12,655
144A 1.875%, 7/30/18(3)	1,000	978
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	6,775	6,695
SLM Corp.
4.625%, 9/25/17	24,805	26,138
4.875%, 6/17/19	9,140	9,291
Societe Generale S.A.
144A 3.100%, 9/14/15(3)	2,900	2,993
144A 3.500%, 1/15/16(3)	6,895	7,193
State Street Corp. 4.956%, 3/15/18(7)	9,845	10,728
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,611
5.450%, 12/1/17	3,750	4,179
Svenska Handelsbanken AB 3.125%, 7/12/16	10,000	10,476
Telecom Italia Capital SA
6.175%, 6/18/14	3,184	3,216
7.175%, 6/18/19	2,395	2,745
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(3)(5)	12,135	10,648
Turkiye Garanti Bankasi AS 144A 4.000%, 9/13/17(3)	12,500	12,440
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	12,630	11,853
Turkiye Vakiflar Bankasi Tao 144A 3.750%, 4/15/18(3)	4,000	3,781
Union Bank NA
1.500%, 9/26/16	2,000	2,028
2.625%, 9/26/18	2,700	2,752
Unum Group 7.125%, 9/30/16	6,620	7,523

See Notes to Financial Statements

21

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	$7,100	$7,527
2.700%, 4/1/20	2,948	2,870
Vnesheconombank (VEB Finance plc) 144A 4.224%, 11/21/18(3)(5)	16,710	16,000
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(3)(5)	15,900	16,297
144A 6.000%, 4/12/17(3)(5)	16,175	16,660
Wachovia Corp. 5.625%, 10/15/16	2,500	2,774
Webster Financial Corp. 5.125%, 4/15/14	2,500	2,502
Wells Fargo & Co. 5.125%, 9/15/16	5,000	5,466
Willis Group Holdings plc 4.125%, 3/15/16	6,000	6,301
Willis North America, Inc. 6.200%, 3/28/17	4,960	5,407
XL Group plc Series E, 6.500%, 12/29/49(2)	12,790	12,582
XLIT Ltd. 2.300%, 12/15/18	9,730	9,655
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	18,650	17,154
Zions Bancorp
5.650%, 5/15/14	1,775	1,787
4.500%, 3/27/17	8,120	8,670

		1,620,904

Health Care—1.5%
Alere, Inc. 6.500%, 6/15/20	6,175	6,515
Catamaran Corp. 4.750%, 3/15/21	4,320	4,390
Community Health Systems, Inc. (CHS)
5.125%, 8/15/18	9,320	9,809
144A 5.125%, 8/1/21(3)	4,790	4,934
144A 6.875%, 2/1/22(3)	860	903
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	13,430	14,152

	PAR VALUE	VALUE
Health Care (continued)
HCA, Inc.
3.750%, 3/15/19	$9,580	$9,640
6.500%, 2/15/20	19,575	21,973
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	3,465	3,708
Symbion, Inc. 8.000%, 6/15/16	6,517	6,875
Tenet Healthcare Corp.
4.750%, 6/1/20	9,275	9,391
144A 6.000%, 10/1/20(3)	9,560	10,247
8.125%, 4/1/22	8,265	9,257
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(3)	6,110	6,751
144A 5.625%, 12/1/21(3)	7,310	7,694
Zoetis, Inc. 1.875%, 2/1/18	1,975	1,962

		128,201

Industrials—4.8%
ADT Corp. (The) 144A 6.250%, 10/15/21(3)	7,980	8,209
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	9,515	9,658
America West Airlines Pass-Through-Trust
98-1, A 6.870%, 1/2/17	1,623	1,720
99-1, G 7.930%, 1/2/19	10,329	11,569
01-1, G 7.100%, 4/2/21	39,413	43,355
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	8,944	9,123
99-1, A1 7.200%, 1/2/19	1,808	1,880
00-1, A 8.707%, 1/2/19	5,187	5,433
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	9,224	9,593
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	3,875	3,875
British Airways plc 144A 5.625%, 6/20/20(3)	8,863	9,483

See Notes to Financial Statements

22

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS (continued)
Industrials (continued)
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(3)	$280		$324
Continental Airlines Pass-Through-Trust
98-, A 6.648%, 9/15/17	3,585		3,801
9-4, A 6.900%, 1/2/18	4,039		4,362
99-, A 6.545%, 2/2/19	10,182		11,302
09-2, A 7.250%, 11/10/19	765		895
00-1, A1 8.048%, 11/1/20	7,341		8,461
01-1, A1 6.703%, 6/15/21	13,349		14,584
Delta Air Lines Pass-Through-Trust
09-1, A 7.750%, 12/17/19	5,168		6,046
12-1A, 1A 4.750%, 5/7/20	29,648		32,020
Deluxe Corp.
7.000%, 3/15/19	7,490		8,089
6.000%, 11/15/20	2,950		3,112
HD Supply, Inc. 8.125%, 4/15/19	2,935		3,287
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	12,365		13,107
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	13,520		14,534
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	12,850	BRL	4,729
Parker Hannifin Corp. 5.500%, 5/15/18	7,970		9,042
Rexel SA 144A 5.250%, 6/15/20(3)	15,970		16,409
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(3)	12,830		14,338
144A 8.375%, 6/15/19(3)	7,770		8,664
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	2,905		2,927

	PAR VALUE	VALUE
Industrials (continued)
Toledo Edison Co. (The) 7.250%, 5/1/20	$224	$266
Transnet SOC Ltd. 144A 4.500%, 2/10/16(3)	9,000	9,428
U.S. Airways Pass-Through-Trust
12-2, C 5.450%, 6/3/18	5,000	5,137
01-1, G 7.076%, 3/20/21	22,004	24,535
11-1, A 7.125%, 10/22/23	7,302	8,488
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	25,138	28,909
07-01, A 6.636%, 7/2/22	13,915	15,376
United Rentals North America, Inc. 5.750%, 7/15/18	7,895	8,487
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	19,786	20,874

		415,431

Information Technology—1.4%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	5,930	6,300
Avaya, Inc. 144A 7.000%, 4/1/19(3)	25,510	25,446
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)	5,500	5,610
Digicel Ltd. 144A 8.250%, 9/1/17(3)	7,886	8,241
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	16,800	17,373
Earthlink, Inc. 7.375%, 6/1/20	7,770	8,120
Equinix, Inc. 4.875%, 4/1/20	8,062	8,284
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	7,344
First Data Corp.
144A 8.250%, 1/15/21(3)	4,885	5,325
11.750%, 8/15/21	5,280	5,570

See Notes to Financial Statements

23

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS (continued)
Information Technology (continued)
PIK Interest Capitalization, 144A 8.750%, 1/15/22(3)(10)	$3,250	$3,567
First Data Holdings, Inc. PIK Interest Capitalization, 144A 14.500%, 9/24/19(3)(10)	10,479	9,903
MDC-GMTN B.V. 144A 3.750%, 4/20/16(3)	4,000	4,220
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	4,550	4,578

		119,881

Materials—2.5%
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	8,887
Ardagh Packaging Finance plc 144A 7.375%, 10/15/17(3)	8,145	8,695
Ardagh Packaging Finance plc (Ardagh Holdings USA, Inc.) 144A 6.250%, 1/31/19(3)	2,705	2,833
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	6,050	6,277
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	9,754	11,290
CRH America, Inc.
4.125%, 1/15/16	4,000	4,215
8.125%, 7/15/18	4,770	5,826
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	11,920	11,652
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	8,600	9,492
Freeport-Mcmoran Copper & Gold, Inc. 2.375%, 3/15/18	9,000	8,976
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	10,280	11,411

	PAR VALUE	VALUE
Materials (continued)
Hexion U.S. Finance Corp.
8.875%, 2/1/18	$12,085	$12,629
6.625%, 4/15/20	12,240	12,730
Huntsman International LLC 4.875%, 11/15/20	3,910	3,954
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	5,870	6,009
International Paper Co. 9.375%, 5/15/19	5,330	6,961
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	8,005	8,315
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	12,945	13,625
8.250%, 2/15/21	3,120	3,420
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	5,975	6,214
Sinopec Group Overseas Development Ltd. 144A 2.750%, 5/17/17(3)	10,000	10,258
Tronox Finance LLC 6.375%, 8/15/20	10,840	11,192
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	12,755	11,767
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	10,640	12,076
144A 6.000%, 1/31/19(3)	6,000	6,030

		214,734

Telecommunication Services—1.7%
AT&T, Inc. 5.500%, 2/1/18	11,123	12,553
CenturyLink, Inc. Series V 5.625%, 4/1/20	10,050	10,615
Crown Castle Towers LLC
144A 4.523%, 1/15/15(3)	4,925	5,038
144A 3.214%, 8/15/15(3)	4,950	5,039
144A 5.495%, 1/15/17(3)	5,915	6,395

See Notes to Financial Statements

24

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS (continued)
Telecommunication Services (continued)
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	$8,360	$8,966
Frontier Communications Corp. 7.125%, 3/15/19	12,200	13,572
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	1,950	2,072
Sprint Communications, Inc. 6.000%, 12/1/16	7,550	8,296
Sprint Corp. 144A 7.250%, 9/15/21(3)	4,080	4,462
T-Mobile USA, Inc.
6.464%, 4/28/19	7,630	8,183
6.542%, 4/28/20	7,905	8,537
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,874
Verizon Communications, Inc.
2.500%, 9/15/16	5,900	6,110
3.650%, 9/14/18	13,800	14,695
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(3)	6,425	6,778
144A 7.250%, 2/15/18(3)	7,000	7,420
Windstream Corp. 7.750%, 10/15/20	12,125	13,065

		144,670

Utilities—1.0%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	13,930	14,124
AmeriGas Partners LP
6.250%, 8/20/19	5,670	6,124
6.750%, 5/20/20	4,000	4,350
Dayton Power & Light Co. (The) 144A 1.875%, 9/15/16(3)	2,000	2,029
Energy Transfer Partners LP 4.150%, 10/1/20	14,620	15,093
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	14,735	15,619

	PAR VALUE	VALUE
Utilities (continued)
Korea Electric Power Corp. 144A 5.500%, 7/21/14(3)	$3,420	$3,468
Korea Gas Corp. 144A 6.000%, 7/15/14(3)	2,000	2,029
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	9,800	10,185
NRG Energy, Inc. 7.625%, 1/15/18	1,485	1,674
PPL WEM Holdings plc 144A 3.900%, 5/1/16(3)	5,495	5,772
State Grid Overseas Investment Ltd. 144A 1.750%, 5/22/18(3)	5,000	4,872

		85,339
TOTAL CORPORATE BONDS (Identified Cost $3,222,938)		3,306,972
LOAN AGREEMENTS(2)—16.1%
Consumer Discretionary—3.9%
Acquisitions Cogeco Cable II LP Tranche B, 3.250%, 11/30/19	4,029	4,020
Affinia Group, Inc. Tranche B-2, 5.250%, 4/25/20	4,625	4,638
Allison Transmission Tranche B-3, 3.750%, 8/23/19	11,817	11,836
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	7,525	7,543
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 9.500%, 10/31/16	5,874	5,865
Tranche B-6, 5.489%, 1/28/18	4,084	3,858
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	7,980	8,096
Charter Communications Operations LLC
Tranche E, 3.000%, 7/1/20	9,505	9,436

See Notes to Financial Statements

25

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Consumer Discretionary (continued)
Tranche F, 3.000%, 12/31/20	$14,600	$14,491
Chrysler Group LLC
Tranche B, 3.500%, 5/24/17	8,169	8,180
Tranche B, 3.250%, 12/31/18	4,174	4,163
CityCenter Holdings LLC Tranche B, 5.000%, 10/16/20	5,945	6,004
CSC Holdings, Inc. Tranche B, 2.653%, 4/17/20	10,583	10,471
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	10,479	10,541
Hilton Worldwide Finance LLC 3.750%, 10/26/20	17,537	17,586
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	10,184	10,262
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	21,670	21,668
MGM Resorts International Tranche B, 3.500%, 12/20/19	7,171	7,169
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	3,392	3,469
PVH Corp. Tranche B, 3.250%, 2/13/20	17,317	17,376
Radio One, Inc. Tranche 2011, 7.500%, 3/31/16	1,870	1,920
Scientific Games International, Inc. 4.250%, 10/18/20	11,456	11,486
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	2,824	2,824
Seminole Tribe of Florida 3.000%, 4/29/20	14,833	14,818

	PAR VALUE	VALUE
Consumer Discretionary (continued)
ServiceMaster Co. (The)
Tranche C, 4.250%, 1/31/17	$3,950	$3,958
Tranche B, 4.410%, 1/31/17	4,179	4,195
Seven Seas Cruises S.R.L. Tranche B-2, 3.750%, 12/21/18	4,278	4,289
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	2,225	2,231
SRAM LLC First Lien, 4.417%, 4/10/20	2,068	2,064
Station Casinos LLC Tranche B, 4.250%, 3/2/20	12,442	12,491
Tribune Co. 4.000%, 12/27/20	11,868	11,882
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	8,500	8,298
U.S. Renal Care, Inc. Tranche B-2, First Lien, 4.875%, 7/3/19	4,227	4,228
Univision Communications, Inc.
First Lien, 4.000%, 3/1/20	21,816	21,879
4.000%, 3/1/20	10,844	10,844
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/8/20	13,968	13,950
WideOpenWest Finance LLC Tranche B, 4.750%, 4/1/19	8,802	8,828
Zuffa LLC 3.750%, 2/25/20	10,868	10,891

		337,748

Consumer Staples—0.9%
AdvancePierre Foods, Inc. First Lien, 5.750%, 7/10/17	210	212
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	19,789	19,638

See Notes to Financial Statements

26

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Consumer Staples (continued)
Tranche F, 3.250%, 2/24/21	$6,225	$6,174
Big Heart Pet Brands 3.500%, 3/9/20	11,532	11,518
Darling International, Inc. Tranche B, 3.250%, 1/6/21	1,654	1,655
Heinz (H.J.) Co. Tranche B-2, 3.500%, 6/5/20	5,661	5,692
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	5,251	5,468
Rite Aid Corp.
Tranche 7, 3.500%, 2/21/20	6,948	6,951
Tranche 1, Second Lien, 5.750%, 8/21/20	720	738
Tranche 2, 4.875%, 6/21/21	14,688	14,936

		72,982

Energy—0.8%
Chesapeake Energy Corp. 5.750%, 12/2/17	16,495	16,889
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	1,869	1,899
EP Energy LLC (Everest Acquisition LLC)
Tranche B-3, 3.500%, 5/24/18	4,100	4,107
Tranche B-2, 4.500%, 4/30/19	768	772
FTS International, Inc. 8.500%, 5/6/16	11,027	11,242
NGPL Pipeco LLC 6.750%, 9/15/17	6,092	5,958
Quicksilver Reseources, Inc. Second Lien, 7.000%, 6/21/19	8,750	8,744

	PAR VALUE	VALUE
Energy (continued)
Seadrill Operating LP (Seadrill Partners Finco LLC) 4.000%, 2/21/21	$17,758	$17,736

		67,347

Financials—1.7%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	14,735	14,791
Asurion LLC (Asurion Corp.) Tranche B-1, 5.000%, 5/24/19	10,076	10,115
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	3,667	3,686
Second Lien, 6.000%, 4/30/20	429	440
Clipper Acquisitions Corp. Tranche B, 3.000%, 2/6/20	6,298	6,259
Delos Finance S.A.R.L 3.500%, 3/6/21	21,956	22,011
iStar Financial, Inc.
Tranche A-2, 7.000%, 3/19/17	3,559	3,689
4.500%, 10/15/17	11,979	12,037
Nuveen Investments, Inc. Tranche B, Second Lien, 6.500%, 2/28/19	10,991	11,039
Realogy Corp.
Extended LOC, 2.203%, 10/10/16	737	741
Tranche B, 3.750%, 3/5/20	17,872	17,962
RPI Finance Trust Tranche B-3, 3.250%, 11/9/18	10,862	10,930
Trans Union LLC
4.250%, 2/10/19	3,790	3,796
3.000%, 3/19/21	12,057	12,095
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	19,890	19,808

		149,399

See Notes to Financial Statements

27

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Health Care—1.6%
Alere, Inc. (IM US Holdings LLC)
Tranche B, 4.875%, 6/30/17	$1,316	$1,323
Tranche B-1, 4.875%, 6/30/17	2,441	2,453
Tranche B-2, 4.875%, 6/30/17	4,900	4,925
American Renal Holdings, Inc. Tranche B, First Lien, 4.500%, 8/20/19	9,368	9,386
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	4,317	4,347
Capsugel Holdings U.S., Inc. 3.500%, 8/1/18	2,440	2,440
Catalent Pharma Solutions, Inc. Tranche 2, 4.250%, 9/15/17	3,650	3,670
CHG Healthcare Services, Inc. First Lien, 4.250%, 11/19/19	10,090	10,124
Community Health Systems, Inc. (CHS) Tranche D, 4.250%, 1/27/21	2,297	2,320
ConvaTec, Inc. 4.000%, 12/22/16	1,389	1,395
DaVita HealthCare Partners, Inc. (DaVita Inc.) Tranche B-2 4.000%, 11/1/19	10,649	10,720
Emdeon, Inc. Tranche B-2, 3.750%, 11/2/18	4,111	4,118
Hologic, Inc. Tranche B, 3.250%, 8/1/19	11,598	11,572
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	5,790	5,820
InVentiv Health, Inc. 7.500%, 8/4/16	8,750	8,774
Kinetic Concepts, Inc.
Tranche E-2, 3.500%, 11/4/16	6,703	6,725

	PAR VALUE	VALUE
Health Care (continued)
Tranche E-1, 4.000%, 5/4/18	$1,581	$1,586
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18	8,779	8,795
Salix Pharmaceuticals Ltd. 4.250%, 1/2/20	5,117	5,173
Sheridan Holdings, Inc. First Lien, 4.500%, 6/29/18	8,524	8,583
Surgery Center Holdings, Inc. First Lien, 6.000%, 4/11/19	3,553	3,567
United Surgical Partners International, Inc. Tranche B, 4.750%, 4/3/19	3,779	3,804
Valeant Pharmaceuticals International, Inc. Series D2, Tranche B, 3.750%, 2/13/19	14,054	14,111

		135,731

Industrials—1.9%
Acosta, Inc. Tranche B, 4.250%, 3/3/18	7,940	7,985
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	35,572	35,744
AWAS Finance Luxemborg SA 3.500%, 7/16/18	9,891	9,928
Brand Energy & Infrastructure Services, Inc. 4.750%, 11/26/20	9,680	9,731
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	1,461	1,471
Ceridian Corp. 4.404%, 5/9/17	18,950	19,067
DynCorp International, Inc. 6.250%, 7/7/16	4,717	4,758
Envision Healthcare Corp. 4.000%, 5/25/18	6,713	6,736

See Notes to Financial Statements

28

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Industrials (continued)
HD Supply, Inc. Term Loan 2014, 4.000%, 6/28/18	$11,662	$11,691
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 7/2/18	5,258	5,281
Mcjunkin Red Man Corp. 5.375%, 11/8/19	4,613	4,680
Spirit Aerosystems, Inc. Tranche B, 3.250%, 9/15/20	13,720	13,706
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/19	25,375	25,387
WireCo Worldgroup, Inc. 6.000%, 2/15/17	2,477	2,496

		158,661

Information Technology—3.4%
Active Network, Inc. First Lien, 5.500%, 11/13/20	6,803	6,888
Activision Blizzard, Inc. 3.250%, 10/12/20	11,159	11,173
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	33,634	33,852
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	610	622
Blue Coat Systems, Inc.
4.000%, 5/31/19	8,717	8,758
Second Lien, 9.500%, 6/26/20	13,166	13,676
BMC Software, Inc. 5.000%, 9/10/20	6,494	6,513
CCC Information Services, Inc. 4.000%, 12/20/19	5,871	5,887
CDW LLC 3.250%, 4/29/20	12,419	12,324
Dell International LLC Tranche B, 4.500%, 4/29/20	8,608	8,564
Deltek, Inc. First Lien, 4.500%, 10/10/18	9,505	9,575

	PAR VALUE	VALUE
Information Technology (continued)
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	$9,429	$9,488
First Data Corp.
Tranche 2018, 4.155%, 3/23/18	22,100	22,195
Tranche 2021, 4.155%, 3/24/21	13,980	14,030
Genpact Ltd. 3.500%, 8/30/19	3,686	3,700
Infor (U.S.), Inc.
Tranche B-3, 3.750%, 6/3/20	4,851	4,841
Tranche B-5, 3.750%, 6/3/20	7,339	7,327
Information Resources, Inc. (Symphonyiri Group, Inc.) 4.750%, 9/30/20	1,904	1,917
Interactive Data Corp. 3.750%, 2/11/18	5,151	5,151
Kronos, Inc.
First Lien, 4.500%, 10/30/19	4,363	4,404
Second Lien, 9.750%, 4/30/20	4,177	4,354
Mitchell International, Inc.
4.500%, 10/12/20	4,212	4,231
Second Lien, 8.500%, 10/11/21	3,817	3,915
Moneygram International, Inc. 4.250%, 3/27/20	5,473	5,494
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	5,198	5,243
Presidio, Inc. 5.000%, 3/31/17	11,139	11,222
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	12,760	12,737
Second Lien, 11.250%, 12/21/19	6,675	6,797
Sophia LP Tranche B-1, 4.000%, 7/19/18	6,320	6,333
Spansion LLC 3.750%, 12/19/19	9,402	9,444

See Notes to Financial Statements

29

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Information Technology (continued)
SRA International, Inc. 6.500%, 7/20/18	$6,905	$6,940
SSI Investments II Ltd. Tranche 2, 5.000%, 5/26/17	3,056	3,064
Sungard Availability Services Capital, Inc. Tranche B, 5.000%, 3/29/19	11,272	11,319
Wall Street Systems Delaware, Inc. First Lien, 5.750%, 10/25/19	6,473	6,497

		288,475

Materials—0.7%
Air Distribution Technologies, Inc. First Lien, 4.250%, 11/9/18	3,826	3,840
Ardagh Packaging Finance plc 0.000%, 12/17/19(8)	2,077	2,081
Avantor Performance Materials Holdings, Inc. 5.250%, 6/24/17	2,100	2,113
AZ Chem US, Inc. 5.250%, 12/22/17	4,402	4,448
Fairmount Minerals Ltd. Tranche B-2, 5.750%, 9/5/19	3,880	3,908
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19	6,963	7,026
Houghton International, Inc. Holding Corp. (HII Holding Corp.) First Lien, 4.000%, 12/20/19	14,289	14,325
Ineos Group Holdings, Inc. 3.750%, 5/4/18	12,511	12,457
Pro Mach, Inc. 3.500%, 7/6/17	1,973	1,984

	PAR VALUE	VALUE
Materials (continued)
Tronox Pigments B.V. 4.500%, 3/19/20	$3,955	$3,984

		56,166

Telecommunication Services—0.7%
Global Tel*Link Corp. First Lien, 5.000%, 5/22/20	9,419	9,369
Intelsat Jackson Holdings S. A. Tranche B-2, 3.750%, 6/30/19	12,912	12,962
Level 3 Financing, Inc.
Tranche B-III 2019, 4.000%, 8/1/19	6,319	6,345
Tranche B, 4.000%, 1/15/20	3,485	3,496
UPC Financing Partnership Facility AH, 3.250%, 6/30/21	10,000	9,990
West Corp. Tranche B-10, 3.250%, 6/30/18	6,279	6,256
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	14,120	14,115

		62,533

Utilities—0.5%
Atlantic Power LP 4.750%, 2/24/21	3,096	3,110
Calpine Corp. 4.000%, 10/9/19	6,649	6,677
NRG Energy, Inc. 2.750%, 7/1/18	18,252	18,114
State of Santa Catarina (The) 4.000%, 12/27/22	15,000	14,475
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.737%, 10/10/17	5,925	4,281

		46,657
TOTAL LOAN AGREEMENTS (Identified Cost $1,370,870)		1,375,699

See Notes to Financial Statements

30

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCK—0.3%
Financials—0.3%
Ally Financial, Inc. Series G, 144A, 7.000%(3)	702		$693
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	5,835	(9)	5,806
Banco do Brasil S.A. 144A, 8.500%(2)(3)	700	(9)	788
JPMorgan Chase & Co. Series 1, 7.900%(2)	3,360	(9)	3,797
Wells Fargo & Co. Series K, 7.980%(2)	16,155	(9)	18,356
TOTAL PREFERRED STOCK (Identified Cost $27,735)			29,440
TOTAL LONG TERM INVESTMENTS—98.9%
(Identified Cost $8,336,103)			8,477,141	(11)
SHORT-TERM INVESTMENTS—0.5%
Money Market Mutual Funds—0.5%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	43,394,701		43,395
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $43,395)			43,395
TOTAL INVESTMENTS—99.4% (Identified Cost $8,379,498)			8,520,536	(1)
Other assets and liabilities, net—0.6%			49,874

NET ASSETS—100.0%			$8,570,410

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $2,898,515 or 34.1% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	No contractual maturity date
(7)	Interest payments may be deferred.
(8)	This loan will settle after March 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	All or a portion segregated as collateral for unsettled loan transactions.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
TRY	Turkish Lira

See Notes to Financial Statements

31

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings†
United States	77%
Luxembourg	3
Brazil	2
Cayman Islands	1
Ireland	1
Mexico	1
Venezuela	1
Other	14
Total	100%

†	% of total investments as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,373,696	$—	$1,371,220	$2,476
Corporate Bonds and Notes	3,306,972	—	3,306,972	—
Foreign Government Securities	418,006	—	418,006	—
Loan Agreements	1,375,699	—	1,361,224	14,475
Mortgage-Backed Securities	1,874,935	—	1,874,935	—
Municipal Bonds	11,115	—	11,115	—
U.S. Government Securities	87,278	—	87,278	—
Equity Securities:
Preferred Stocks	29,440	—	29,440	—
Short-Term Investments	43,395	43,395	—	—

Total Investments	$8,520,536	$43,395	$8,460,190	$16,951

Securities with an end of period value of $693 were transferred from level 1 to level 2 since an exchange price was no longer available.

See Notes to Financial Statements

32

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities	Loan Agreements	Common Stocks
Investments in Securities
Balance as of September 30, 2013:	$29,377	$15,187	$14,190	$—	(c)
Accrued discount/(premium)	(70)	(2)	(68)	—
Realized gain (loss)	233	233	—	—
Change in unrealized appreciation/(depreciation)	(677)	(1,030)	353	—
Purchases	—	—	—	—
Sales(b)	(11,912)	(11,912)	—	(—	)(c)
Transfers into Level 3(a)	—	—	—	—
Transfers from Level 3(a)	—	—	—	—

Balance as of March 31, 2014	$16,951	$2,476	$14,475	$0

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.

None of the securities in the table are internally fair valued at March 31, 2014.

See Notes to Financial Statements

33

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$8,520,536
Foreign currency at value(2)	—	(3)
Cash	19,878
Receivables
Investment securities sold	34,772
Fund shares sold	47,296
Dividends and interest receivable	67,409
Tax reclaims	19
Prepaid expenses	331
Prepaid trustee retainer	51

Total assets	8,690,292

Liabilities
Payables
Fund shares repurchased	23,969
Investment securities purchased	84,725
Dividend distributions	2,962
Investment advisory fee	3,378
Distribution and service fees	2,064
Administration fee	876
Transfer agent fees and expenses	1,555
Trustees’ fee and expenses	1
Professional fee	20
Other accrued expenses	332

Total liabilities	119,882

Net Assets	$8,570,410

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$8,473,178
Accumulated undistributed net investment income (loss)	2,389
Accumulated undistributed net realized gain (loss)	(46,372)
Net unrealized appreciation (depreciation) on investments	141,215

Net Assets	$8,570,410

Class A
Net asset value (net assets/shares outstanding) per share	$4.88
Maximum offering price per share NAV/(1-2.25%)	$4.99
Shares of beneficial interest outstanding, no par value, unlimited authorization	738,455,215
Net Assets	$3,603,779
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$4.85
Shares of beneficial interest outstanding, no par value, unlimited authorization	463,763
Net Assets	$2,250
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$4.94
Shares of beneficial interest outstanding, no par value, unlimited authorization	324,193,441
Net Assets	$1,600,772
Class T
Net asset value (net assets/shares outstanding) and offering price per share	$4.92
Shares of beneficial interest outstanding, no par value, unlimited authorization	150,335,895
Net Assets	$740,385
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$4.89
Shares of beneficial interest outstanding, no par value, unlimited authorization	536,903,872
Net Assets	$2,623,224

(1) Investment in securities at cost	$8,379,498

(2) Foreign currency at cost	—	(3)

(3) Amount is less than $500.

See Notes to Financial Statements

34

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)

($ reported in thousands)

Investment Income
Interest	$185,038
Dividends	3
Foreign taxes withheld	(102)

Total investment income	184,939

Expenses
Investment advisory fees	19,590
Service fees, Class A	4,463
Distribution and service fees, Class B	9
Distribution and service fees, Class C	3,900
Distribution and service fees, Class T	3,727
Administration fees	5,104
Transfer agent fees and expenses	5,259
Registration fees	276
Printing fees and expenses	210
Trustees’ fee and expenses	160
Custodian fees	72
Professional fees	39
Miscellaneous expenses	383

Total expenses	43,192

Net investment income (loss)	141,747

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(16,143)
Net realized gain (loss) on foreign currency transactions	(1,237)
Net change in unrealized appreciation (depreciation) on investments	73,545
Net change in unrealized appreciation (depreciation) on foreign currency translation	219

Net gain (loss) on investments	56,384

Net increase (decrease) in net assets resulting from operations	$198,131

See Notes to Financial Statements

35

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$141,747	$278,620
Net realized gain (loss)	(17,380)	12,812
Net change in unrealized appreciation (depreciation)	73,764	(179,919)

Increase (decrease) in net assets resulting from operations	198,131	111,513

From Distributions to Shareholders
Net investment income, Class A	(60,226)	(125,014)
Net investment income, Class B	(34)	(94)
Net investment income, Class C	(24,013)	(47,945)
Net investment income, Class T	(9,664)	(21,492)
Net investment income, Class I	(45,089)	(81,834)

Decrease in net assets from distributions to shareholders	(139,026)	(276,379)

From Share Transactions
Sale of shares
Class A (124,699 and 346,749 shares, respectively)	606,848	1,710,009
Class B (10 and 53 shares, respectively)	48	259
Class C (66,554 and 221,042 shares, respectively)	327,703	1,104,963
Class T (11,924 and 37,247 shares, respectively)	58,564	185,325
Class I (144,826 and 349,093 shares, respectively)	705,587	1,722,724

Reinvestment of distributions
Class A (11,631 and 23,973 shares, respectively)	56,639	117,820
Class B (7 and 18 shares, respectively)	32	88
Class C (4,666 and 9,226 shares, respectively)	22,987	45,806
Class T (1,259 and 2,838 shares, respectively)	6,183	14,073
Class I (6,791 and 11,630 shares, respectively)	33,114	57,145

Shares repurchased
Class A (135,450 and 248,676 shares, respectively)	(659,062)	(1,221,380)
Class B (86 and 269 shares, respectively)	(418)	(1,320)
Class C (66,822 and 124,346 shares, respectively)	(328,926)	(617,286)
Class T (16,473 and 27,900 shares, respectively)	(80,885)	(138,155)
Class I (113,282 and 187,385 shares, respectively)	(551,939)	(920,516)

Increase (decrease) in net assets from share transactions	196,475	2,059,555

Net increase (decrease) in net assets	255,580	1,894,689

Net Assets
Beginning of period	8,314,830	6,420,141

End of period	$8,570,410	$8,314,830

Accumulated undistributed net investment income (loss) at end of period	$2,389	$(332)

See Notes to Financial Statements

36

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Class A
10/1/13 to 3/31/14(6)	$4.85	0.08	0.03	0.11	(0.08)	(0.08)	0.03	$4.88	2.32	%(5)	$3,603,779	0.99	%(4)	3.42	%(4)	22	%(5)
10/1/12 to 9/30/13	4.94	0.18	(0.09)	0.09	(0.18)	(0.18)	(0.09)	4.85	1.84		3,574,450	0.99		3.65		49
10/1/11 to 9/30/12	4.67	0.21	0.27	0.48	(0.21)	(0.21)	0.27	4.94	10.58		3,038,093	1.01		4.31		52
10/1/10 to 9/30/11	4.80	0.22	(0.12)	0.10	(0.23)	(0.23)	(0.13)	4.67	2.02		2,463,360	1.05		4.59		35
10/1/09 to 9/30/10	4.54	0.25	0.26	0.51	(0.25)	(0.25)	0.26	4.80	11.65		1,897,491	1.07		5.31		49
10/1/08 to 9/30/09	4.21	0.24	0.35	0.59	(0.26)	(0.26)	0.33	4.54	14.91		1,433,927	1.12		5.93		88
Class B
10/1/13 to 3/31/14(6)	$4.82	0.07	0.03	0.10	(0.07)	(0.07)	0.03	$4.85	2.08	%(5)	$2,250	1.49	%(4)	2.92	%(4)	22	%(5)
10/1/12 to 9/30/13	4.91	0.16	(0.09)	0.07	(0.16)	(0.16)	(0.09)	4.82	1.34		2,572	1.49		3.17		49
10/1/11 to 9/30/12	4.65	0.18	0.27	0.45	(0.19)	(0.19)	0.26	4.91	9.87		3,590	1.51		3.86		52
10/1/10 to 9/30/11	4.78	0.20	(0.12)	0.08	(0.21)	(0.21)	(0.13)	4.65	1.53		5,550	1.55		4.10		35
10/1/09 to 9/30/10	4.52	0.23	0.26	0.49	(0.23)	(0.23)	0.26	4.78	11.16		9,435	1.56		4.86		49
10/1/08 to 9/30/09	4.19	0.22	0.35	0.57	(0.24)	(0.24)	0.33	4.52	14.41		12,753	1.62		5.47		88
Class C
10/1/13 to 3/31/14(6)	$4.90	0.08	0.04	0.12	(0.08)	(0.08)	0.04	$4.94	2.38	%(5)	$1,600,772	1.24	%(4)	3.17	%(4)	22	%(5)
10/1/12 to 9/30/13	4.99	0.17	(0.09)	0.08	(0.17)	(0.17)	(0.09)	4.90	1.56		1,567,725	1.24		3.40		49
10/1/11 to 9/30/12	4.72	0.20	0.27	0.47	(0.20)	(0.20)	0.27	4.99	10.19		1,067,276	1.27		4.04		52
10/1/10 to 9/30/11	4.85	0.21	(0.12)	0.09	(0.22)	(0.22)	(0.13)	4.72	1.75		616,170	1.30		4.33		35
10/1/09 to 9/30/10	4.58	0.24	0.27	0.51	(0.24)	(0.24)	0.27	4.85	11.49		471,332	1.32		5.04		49
10/1/08 to 9/30/09	4.24	0.23	0.36	0.59	(0.25)	(0.25)	0.34	4.58	14.75		241,339	1.36		5.63		88

The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

37

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Class T
10/1/13 to 3/31/14(6)	$4.89	0.07	0.02	0.09	(0.06)	(0.06)	0.03	$4.92	1.92	%(5)	$740,385	1.74	%(4)	2.67	%(4)	22	%(5)
10/1/12 to 9/30/13	4.98	0.14	(0.09)	0.05	(0.14)	(0.14)	(0.09)	4.89	1.06		751,220	1.74		2.91		49
10/1/11 to 9/30/12	4.71	0.17	0.28	0.45	(0.18)	(0.18)	0.27	4.98	9.67		704,225	1.76		3.56		52
10/1/10 to 9/30/11	4.84	0.19	(0.13)	0.06	(0.19)	(0.19)	(0.13)	4.71	1.24		530,162	1.80		3.84		35
10/1/09 to 9/30/10	4.57	0.21	0.28	0.49	(0.22)	(0.22)	0.27	4.84	10.96		394,183	1.82		4.54		49
10/1/08 to 9/30/09	4.23	0.21	0.36	0.57	(0.23)	(0.23)	0.34	4.57	14.21		219,501	1.86		5.11		88
Class I
10/1/13 to 3/31/14(6)	$4.85	0.09	0.04	0.13	(0.09)	(0.09)	0.04	$4.89	2.66	%(5)	$2,623,224	0.74	%(4)	3.68	%(4)	22	%(5)
10/1/12 to 9/30/13	4.94	0.19	(0.09)	0.10	(0.19)	(0.19)	(0.09)	4.85	2.09		2,418,863	0.74		3.90		49
10/1/11 to 9/30/12	4.68	0.22	0.27	0.49	(0.23)	(0.23)	0.26	4.94	10.62		1,606,957	0.77		4.55		52
10/1/10 to 9/30/11	4.81	0.23	(0.12)	0.11	(0.24)	(0.24)	(0.13)	4.68	2.28		901,528	0.80		4.83		35
10/1/09 to 9/30/10	4.54	0.26	0.28	0.54	(0.27)	(0.27)	0.27	4.81	12.16		468,264	0.83		5.51		49
10/1/08 to 9/30/09	4.21	0.28	0.32	0.60	(0.27)	(0.27)	0.33	4.54	15.20		20,553	1.03		6.47		88

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	The Fund may invest in other funds and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(4)	Annualized.
(5)	Not Annualized.
(6)	Unaudited.

See Notes to Financial Statements

38

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (Unaudited)

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 31 funds are offered for sale, of which the Virtus Multi-Sector Short Term Bond Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective to provide high current income while attempting to limit changes in the Fund’s net asset value caused by interest rate changes. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class T shares and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. (For information regarding Qualifying Transactions refer to the Trust’s prospectus.)

Class A shares are sold with a front-end sales charge of up to 2.25%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were sold with a CDSC which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold without a sales charge. Class T shares of the Fund are sold with a 1% contingent deferred sales charge, applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

39

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

A.	Security Valuation

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make

40

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Short-term notes having a maturity of 60 days or less are valued at amortized cost which approximates market and are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE generally 4 pm Eastern time each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2014, the tax

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VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2010 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of a fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on non-U.S. currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	When-issued Purchases and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

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NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

H.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2014, the Fund only holds assignment loans.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund: 0.55% of the first $1 billion; 0.50% of $1 billion to $2 billion; 0.45% of $2+ billion.

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VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

B.	Subadviser

The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Newfleet Asset Management, LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund.

C.	Expense Limitations

The Adviser has voluntarily agreed to limit the Fund’s total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) so that such expenses do not exceed, on an annualized basis the following percentages of the Fund’s average net asset values: 1.10% for Class A shares, 1.60% for Class B shares, 1.35% for Class C shares, 1.85% for Class T shares and 0.85% for Class I shares. The Adviser may discontinue these voluntary expense caps at any time. The Fund is currently below its expense cap.

D.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2014, it retained net commissions of $31 for Class A shares and deferred sales charges of $128, $—(1), $—(1) and $44 for Class A shares, Class B shares, Class C shares and Class T shares, respectively.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the daily average net assets of each respective class, at the annual rate of 0.25% for Class A shares, 0.75% for Class B shares, 0.50% for Class C shares, and 1.00% for Class T shares. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	Amount is less than $500.

E.	Administrator and Transfer Agent

Virtus Fund Services LLC, an indirect wholly-owned subsidiary of Virtus, serves as the Administrator and Transfer Agent to the Fund.

For the period ended March 31, 2014, the Fund incurred administration fees totaling $4,031 which are included in the Statement of Operations.

For the period ended March 31, 2014, the Fund incurred transfer agent fees totaling $5,102 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Trust.

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VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

F.	Affiliated Shareholders

At March 31, 2014, Virtus and its affiliates, BMO Bankcorp (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following.

	Shares	Aggregate Net Asset Value
Class C Shares	30,911	$153
Class I Shares	2,773,469	13,562

Note 4. Purchases and Sales of Securities

Purchases and sales of securities for the Fund (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2014, were as follows:

Purchases	Sales
$2,057,244	$1,778,199

Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended March 31, 2014, were as follows:

Purchases	Sales
$36,899	$61,370

Note 5. 10% Shareholders

As of March 31, 2014, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% of Shares Outstanding	Number of Accounts
17%	1

The shareholder is not affiliated with Virtus.

Note 6. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

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VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7. Illiquid and Restricted Securities

Investments generally are considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the Subadviser determines that some, though not all of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above not registered under the Securities Act of 1933 (the “1933 Act”), as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2014, the Fund did not hold any securities that are both illiquid and restricted.

Note 8. Indemnifications

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Trust. In addition, in the normal course of business the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 9. Federal Income Tax Information

($ reported in thousands)

At March 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,382,030	$214,717	$(72,211)	$142,506

The Fund has capital loss carryovers available which may be used to offset future realized capital gains, through the indicated expiration dates shown below:

2018	Total
$28,148	$28,148

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VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 10. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

47

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus MultiSector Short Term Bond Fund (the “Fund”). At an in-person meeting held November 12-14, 2013, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information provided by VIA and the Subadviser, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and day-to-day operations and for evaluating and selecting

48

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by

49

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended September 30, 2013.

The Board noted that the Fund outperformed the median of its Performance Universe for the 1- 3-, 5-, and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed for the 1-year period.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, expense information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Based on the level and type of services provided, the Board determined that the Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and

50

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA and therefore the Board considered the profitability of VIA and the Subadviser together. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management [and that fee waivers and/or expense caps were also in place for the Fund]. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund was necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund was to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

51

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services1-800-243-1574

Adviser Consulting Group1-800-243-4361

Telephone Orders1-800-367-5877

Text Telephone1-800-243-1926

Web siteVirtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8024	5-14

SEMIANNUAL REPORT

Virtus Real Estate Securities Fund

March 31, 2014

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Real Estate Securities Fund

(“Real Estate Securities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The past six months were generally strong for equities, despite some volatility in the first part of 2014. For much of January and February, uncertainty around the emerging markets economies, the Russia-Ukraine crisis, a winter-related slowing of U.S. growth, and the Federal Reserve’s asset purchase tapering prompted investors to seek “safety” in other investments, such as bonds. As March drew to a close, worries eased and stocks regained their footing.

For the six-month period ended March 31, 2014, the U.S. stock market produced strong, double-digit returns. The S&P 500® Index gained 12.51%, the Dow Jones Industrial Average rose 10.05%, and the NASDAQ Composite Index was up 12.02%. International equities had mixed performance, as developed markets led by Europe generally posted strong returns, while emerging markets underperformed after several years of strong asset inflows.

Following the Fed’s pre-taper announcement last May, the bond market struggled for much of 2013 but rallied at year-end into early 2014. The 10-year Treasury yield rose above 3.00% at the end of 2013 for the first time since July 2011, but declined to 2.73% on March 31. The broad fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, rose 1.70% for the six-month period.

Looking ahead, the prospect of higher interest rates will likely be a key market focus, particularly after the Fed ends its bond purchases, expected later this year. However, higher rates signify an improving economy, and should give investors good reason for optimism. The U.S. is showing signs of a return to growth in hiring, consumer spending, and housing. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings. Globally, China’s recovery remains tenuous, while Europe’s economy is gaining strength.

Market uncertainty is an ever present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

Thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2014

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS REAL ESTATE SECURITIES FUND

MARCH 31, 2014

(Unaudited)

KEY INVESTMENT TERMS

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Dow Jones Industrial AverageSM

A priceweighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Exchange-Traded Fund (ETF)

Portfolios of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ Composite Index

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

ASSET ALLOCATIONS

The following table presents portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector at March 31, 2014.
Regional Malls	20%
Apartments	18
Office	11
Industrials	10
Self Storage	10
Lodging/Resorts	9
Shopping Centers	9
Other (includes short-term investments)	13

Total	100%

2

VIRTUS REAL ESTATE SECURITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2013 TO MARCH 31, 2014

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Real Estate Securities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

3

VIRTUS REAL ESTATE SECURITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2013 TO MARCH 31, 2014

Expense Table
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,097.00	1.40%	$7.32
Class B	1,000.00	1,093.10	2.15	11.22
Class C	1,000.00	1,092.70	2.15	11.22
Class I	1,000.00	1,098.50	1.15	6.02

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.86	1.40	7.07
Class B	1,000.00	1,014.08	2.15	10.85
Class C	1,000.00	1,014.08	2.15	10.85
Class I	1,000.00	1,019.13	1.15	5.81

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

4

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%
REAL ESTATE INVESTMENT TRUSTS—99.3%
HEALTH CARE—6.6%
HCP, Inc.	1,209,471	$46,916
Health Care REIT, Inc.	170,374	10,154
Ventas, Inc.	597,261	36,176

		93,246

INDUSTRIAL/OFFICE—26.0%
Industrial—10.2%
DCT Industrial Trust, Inc.	6,735,297	53,074
Eastgroup Properties, Inc.	90,833	5,715
Prologis, Inc.	2,125,425	86,781

		145,570

Mixed—4.8%
Duke Realty Corp.	1,544,500	26,071
Liberty Property Trust	1,146,644	42,380

		68,451

Office—11.0%
Boston Properties, Inc.	477,183	54,652
Douglas Emmett, Inc.	730,000	19,812
Kilroy Realty Corp.	1,042,651	61,078
SL Green Realty Corp.	203,377	20,464

		156,006

		370,027

LODGING/RESORTS—8.4%
Host Hotels & Resorts, Inc.	2,915,572	59,011
LaSalle Hotel Properties	918,374	28,754
Pebblebrook Hotel Trust	947,513	31,998

		119,763

RESIDENTIAL—19.2%
Apartments—18.2%
American Campus Communities, Inc.	792,617	29,604
AvalonBay Communities, Inc.	459,056	60,283
Camden Property Trust	561,400	37,805
Equity Residential	1,188,847	68,941

	SHARES	VALUE
Apartments (continued)
Essex Property Trust, Inc.	362,340	$61,616

		258,249

Manufactured Homes—1.0%
Equity Lifestyle Properties, Inc.	371,153	15,087

		273,336

RETAIL—29.0%
Regional Malls—20.2%
General Growth Properties, Inc.	3,062,575	67,377
Macerich Co. (The)	1,033,275	64,404
Simon Property Group, Inc.	947,991	155,470

		287,251

Shopping Centers—8.8%
Brixmor Property Group, Inc.	530,005	11,305
DDR Corp.	2,286,616	37,683
Kimco Realty Corp.	1,380,875	30,214
Tanger Factory Outlet Centers	1,303,600	45,626

		124,828

		412,079

SELF STORAGE—10.1%
Extra Space Storage, Inc.	996,662	48,348
Public Storage	566,281	95,413

		143,761
TOTAL COMMON STOCKS (Identified Cost $903,962)		1,412,212
TOTAL LONG TERM INVESTMENTS—99.3%
(Identified Cost $903,962)		1,412,212

See Notes to Financial Statements

5

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	14,144,003	$14,144
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $14,144)		14,144
TOTAL INVESTMENTS—100.3% (Identified Cost $918,106)		1,426,356	(1)
Other assets and liabilities, net—(0.3)%		(4,789)

NET ASSETS—100.0%		$1,421,567

Abbreviations:

REIT	Real Estate Investment Trust

FOOTNOTE LEGEND

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 8 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2014	Level 1 Quoted Prices
Equity Securities
Common Stocks	$1,412,212	$1,412,212
Short-term Investments	14,144	14,144

Total Investments	$1,426,356	$1,426,356

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

6

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$1,426,356
Receivables
Investment securities sold	5,658
Fund shares sold	3,747
Dividends and interest receivable	4,331
Prepaid expenses	128
Prepaid trustee retainer	8

Total assets	1,440,228

Liabilities
Payables
Fund shares repurchased	16,861
Investment advisory fee	891
Distribution and service fees	212
Administration fee	147
Transfer agent fees and expenses	485
Professional fees	17
Other accrued expenses	48

Total liabilities	18,661

Net Assets	$1,421,567

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$907,969
Accumulated undistributed net investment income (loss)	(507)
Accumulated undistributed net realized gain (loss)	5,855
Net unrealized appreciation (depreciation) on investments	508,250

Net Assets	$1,421,567

Class A
Net asset value (net assets/shares outstanding) per share	$35.87
Maximum offering price per share NAV/(1–5.75%)	$38.06
Shares of beneficial interest outstanding, no par value, unlimited authorization	20,513,505
Net Assets	$735,822
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$35.36
Shares of beneficial interest outstanding, no par value, unlimited authorization	94,424
Net Assets	$3,339
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$35.81
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,753,189
Net Assets	$62,776
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$35.84
Shares of beneficial interest outstanding, no par value, unlimited authorization	17,290,155
Net Assets	$619,630

(1) Investment in securities at cost	$918,106

See Notes to Financial Statements

7

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2014 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$18,189

Total investment income	18,189

Expenses
Investment advisory fees	4,990
Service fees, Class A	909
Distribution and service fees, Class B	18
Distribution and service fees, Class C	308
Administration fees	825
Transfer agent fees and expenses	1,708
Registration fees	82
Printing fees and expenses	78
Trustees’ fees and expenses	27
Professional fees	18
Custodian fees	8
Miscellaneous expenses	32

Total expenses	9,003

Net investment income (loss)	9,186

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	46,688
Net change in unrealized appreciation (depreciation) on investments	74,793

Net gain (loss) on investments	121,481

Net increase (decrease) in net assets resulting from operations	$130,667

See Notes to Financial Statements

8

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$9,186	$14,179
Net realized gain (loss)	46,688	106,086
Net change in unrealized appreciation (depreciation)	74,793	(74,124)

Increase (decrease) in net assets resulting from operations	130,667	46,141

From Distributions to Shareholders
Net investment income, Class A	(4,822)	(7,908)
Net investment income, Class B	(10)	(12)
Net investment income, Class C	(175)	(187)
Net investment income, Class I	(4,695)	(6,061)
Net realized long-term gains, Class A	(44,343)	—
Net realized long-term gains, Class B	(231)	—
Net realized long-term gains, Class C	(3,706)	—
Net realized long-term gains, Class I	(35,011)	—

Decrease in net assets from distributions to shareholders	(92,993)	(14,168)

From Share Transactions
Sale of shares
Class A (2,979 and 7,236 shares, respectively)	103,908	262,310
Class B (1 and 1 shares, respectively)	20	42
Class C (101 and 436 shares, respectively)	3,449	15,736
Class I (5,938 and 5,443 shares, respectively)	205,385	195,788

Reinvestment of distributions
Class A (1,407 and 210 shares, respectively)	45,890	7,411
Class B (6 and 0(1) shares, respectively)	203	10
Class C (103 and 4 shares, respectively)	3,343	159
Class I (1,092 and 151 shares, respectively)	35,594	5,337

Shares repurchased
Class A (5,118 and 9,308 shares, respectively)	(176,161)	(334,732)
Class B (27 and 87 shares, respectively)	(934)	(3,069)
Class C (249 and 427 shares, respectively)	(8,593)	(15,361)
Class I (3,852 and 3,846 shares, respectively)	(135,788)	(138,028)

Increase (decrease) in net assets from share transactions	76,316	(4,397)

Net increase (decrease) in net assets	113,990	27,576

Net Assets
Beginning of period	1,307,577	1,280,001

End of period	$1,421,567	$1,307,577

Accumulated undistributed net investment income (loss) at end of period	$(507)	$9

(1)	Amount less than $500.

See Notes to Financial Statements

9

VIRTUS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
10/1/13 to 3/31/14(6)	$35.10	0.23	2.92	3.15	(0.23)	(2.15)	(2.38)	0.77	$35.87	9.70	%(5)	$735,822	1.40	%(4)	1.30	%(4)	15	%(5)
10/1/12 to 9/30/13	34.19	0.36	0.91	1.27	(0.36)	—	(0.36)	0.91	35.10	3.70		745,631	1.40		1.00		30
10/1/11 to 9/30/12	26.05	0.21	8.24	8.45	(0.31)	—	(0.31)	8.14	34.19	32.49		789,925	1.41		0.67		24
10/1/10 to 9/30/11	26.10	0.11	0.12	0.23	(0.28)	—	(0.28)	(0.05)	26.05	0.82		605,073	1.46		0.39		36
10/1/09 to 9/30/10	20.21	0.32	5.90	6.22	(0.33)	—	(0.33)	5.89	26.10	30.93		576,760	1.48		1.39		35
10/1/08 to 9/30/09	29.19	0.47	(8.99)	(8.52)	(0.46)	—	(0.46)	(8.98)	20.21	(28.61)		552,518	1.59		2.88		48

Class B
10/1/13 to 3/31/14(6)	$34.62	0.10	2.89	2.99	(0.10)	(2.15)	(2.25)	0.74	$35.36	9.31	%(5)	$3,339	2.15	%(4)	0.58	%(4)	15	%(5)
10/1/12 to 9/30/13	33.72	0.10	0.89	0.99	(0.09)	—	(0.09)	0.90	34.62	2.92		3,978	2.15		0.29		30
10/1/11 to 9/30/12	25.71	0.02	8.06	8.08	(0.07)	—	(0.07)	8.01	33.72	31.49		6,761	2.16		0.07		24
10/1/10 to 9/30/11	25.76	(0.01)	0.03	0.02	(0.07)	—	(0.07)	(0.05)	25.71	0.03		9,461	2.21		(0.05)		36
10/1/09 to 9/30/10	19.95	0.16	5.81	5.97	(0.16)	—	(0.16)	5.81	25.76	30.01		16,595	2.23		0.70		35
10/1/08 to 9/30/09	28.85	0.35	(8.91)	(8.56)	(0.34)	—	(0.34)	(8.90)	19.95	(29.20)		17,648	2.34		2.16		48

The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

10

VIRTUS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class C
10/1/13 to 3/31/14(6)	$35.04	0.09	2.93	3.02	(0.10)	(2.15)	(2.25)	0.77	$35.81	9.27	%(5)	$62,776	2.15	%(4)	0.54	%(4)	15	%(5)
10/1/12 to 9/30/13	34.14	0.08	0.92	1.00	(0.10)	—	(0.10)	0.90	35.04	2.93		63,005	2.15		0.23		30
10/1/11 to 9/30/12	26.02	(0.03)	8.22	8.19	(0.07)	—	(0.07)	8.12	34.14	31.48		60,941	2.16		(0.10)		24
10/1/10 to 9/30/11	26.06	(0.09)	0.12	0.03	(0.07)	—	(0.07)	(0.04)	26.02	0.08		44,853	2.21		(0.30)		36
10/1/09 to 9/30/10	20.19	0.15	5.88	6.03	(0.16)	—	(0.16)	5.87	26.06	29.95		46,722	2.23		0.65		35
10/1/08 to 9/30/09	29.17	0.35	(8.99)	(8.64)	(0.34)	—	(0.34)	(8.98)	20.19	(29.17)		41,818	2.34		2.12		48

Class I
10/1/13 to 3/31/14(6)	$35.07	0.26	2.94	3.20	(0.28)	(2.15)	(2.43)	0.77	$35.84	9.85	%(5)	$619,630	1.15	%(4)	1.53	%(4)	15	%(5)
10/1/12 to 9/30/13	34.16	0.43	0.92	1.35	(0.44)	—	(0.44)	0.91	35.07	3.96		494,963	1.15		1.21		30
10/1/11 to 9/30/12	26.03	0.30	8.22	8.52	(0.39)	—	(0.39)	8.13	34.16	32.80		422,374	1.16		0.93		24
10/1/10 to 9/30/11	26.08	0.19	0.12	0.31	(0.36)	—	(0.36)	(0.05)	26.03	1.08		320,059	1.21		0.65		36
10/1/09 to 9/30/10	20.19	0.38	5.90	6.28	(0.39)	—	(0.39)	5.89	26.08	31.27		306,740	1.23		1.63		35
10/1/08 to 9/30/09	29.17	0.49	(8.97)	(8.48)	(0.50)	—	(0.50)	(8.98)	20.19	(28.45)		206,474	1.32		3.00		48

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(4)	Annualized.
(5)	Not annualized.
(6)	Unaudited.

See Notes to Financial Statements

11

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (Unaudited)

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 31 funds are offered for sale, of which the Real Estate Securities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of capital appreciation and income with approximately equal emphasis. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares and Class I shares for sale. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. (For information regarding Qualifying Transactions, refer to the Trust’s prospectus.)

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

12

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

A.	Security Valuation

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative

13

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE generally 4 pm Eastern time each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions which would require recognition in the financial statements. As of March 31, 2014, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2010 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

14

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.

In addition to the net operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund: 0.75% of 1st $1 billion; 0.70% $1+ billion through $2 billion and 0.65% $2+ billion.

B.	Subadviser

The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Duff & Phelps Investment Management Co., an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Fund.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2014, it retained net commissions of $72 for Class A shares and deferred sales charges of $—(1), $—(1) and $7 for Class A shares, Class B shares and Class C shares respectively.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the daily net assets of each respective class at the annual rates as follows: 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	Amount less than $500.

D.	Administrator and Transfer Agent

Virtus Fund Services LLC, an indirect wholly-owned subsidiary of Virtus Serves as Administrator and Transfer Agent to the Fund.

15

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

For the period ended March 31, 2014, the Fund incurred administration fees totaling $651 which are included in the Statement of Operations.

For the period ended March 31, 2014, the Fund incurred transfer agent fees totaling $1,621 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Affiliated Shareholders

At March 31, 2014, Virtus and its affiliates, BMO Bankcorp. (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Class I shares	450,187	$16,135

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2014, were as follows:

Purchases	Sales
$201,995	$204,615

There were no purchases or sales of long-term U.S. Government or agency securities.

Note 5. 10% Shareholder

As of March 31, 2014, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% of Shares Outstanding	Number of Accounts
17%	1

The shareholders are not affiliated with Virtus.

Note 6. Credit Risk and Asset Concentrations

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7. Indemnifications

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Trust. In addition in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements

16

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2014 (Unaudited)

is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 8. Federal Income Tax Information

($ reported in thousands)

At March 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$948,916	$482,610	$(5,170)	$477,440

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 9. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Real Estate Securities Fund (the “Fund”). At an in-person meeting held November 12-14, 2013, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information provided by VIA and the Subadviser, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and day-to-day operations and for evaluating

18

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as

19

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended September 30, 2013.

The Board noted that the Fund outperformed the median of its Performance Universe for the 3- and 10- year periods and underperformed the median of its Performance Universe for the 1- and 5- year periods. The Board also noted that the Fund outperformed its benchmark for the 10-year period and underperformed its benchmark for the 1-, 3- and 5-year periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, expense information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Based on the level and type of services provided, the Board determined that the Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as

20

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

on a fund-by-fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA and therefore the Board considered the profitability of VIA and the Subadviser together. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund was necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund was to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliates of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

21

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer
Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8023	05-14

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	06/06/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	06/06/2014

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	06/06/2014

*	Print the name and title of each signing officer under his or her signature.